UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Managed Risk Growth Fund

Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Managed Risk Asset Allocation Fund

Financial statements

Fellow investors:

Investors set aside concerns about China’s slowing economy and the Greek debt crisis such that we had a mild increase in the U.S. stock market during the six months ended June 30, 2015. With the long-anticipated increase in U.S. interest rates likely to happen this fall, interest-rate sensitive investments — such as dividend-paying companies and bonds — fared less well than growth-oriented stocks because prices of income-focused investments often fall when rates rise.

Generally, developed markets saw the best results, with gains in most major markets in the MSCI ACWI (All Country World Index) including the U.S. (+1.70%), United Kingdom (+2.00%), Germany (+2.23%), France (+5.02%) and Hong Kong (+11.90%). Buoyed by economic stimulus measures, Japan’s stock market advanced 13.62%.

The specter of rising interest rates in the U.S. and declining commodity prices hurt some emerging markets, including Mexico (–1.62%), Brazil (–8.70%) and Malaysia (–9.36%). Not surprisingly, Greece was down the most, losing 25.66%. Despite the impact of falling oil prices and sanctions over its actions in Ukraine, Russian stocks rebounded and had the best return of any market, climbing 27.59%. After a breathtaking rise and headline-grabbing decline, China finished the period up 14.65%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

In bond markets, investment-grade securities declined as investors initially sought higher yields than those offered by U.S. Treasuries. Barclays U.S. Aggregate Index fell 0.10% and Barclays Global Aggregate Index was down 3.08%. The 10-year U.S. Treasury yield, which was 2.17% at December 31, dropped to 1.68% at the end of January before rising to end the period at 2.35%. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 2.53%, and the JPMorgan Emerging Markets Bond Index Global rose 1.76%.

The U.S. dollar appreciated against almost all currencies. In developed markets, only the Swiss franc (+6.3%), Israeli shekel (+3.2%) and British pound (+0.9%) advanced.

American Funds Insurance Series

The euro and Canadian dollar were down 7.9% and 7.2%, respectively, while the Japanese yen was off 2.0%. Among developing market currencies, only the Russian ruble (+7.7%) and Taiwanese dollar (+2.4%) had gains above 1.0%. Weakest were the Ukrainian hryvnia, which was down 24.7% (after declining 47.9% in 2014), Brazilian real (–14.4%) and Turkish lira (–12.7%). Currency returns are calculated by MSCI.

All but one of the AFIS equity funds recorded gains during the six-month period, with growth-oriented funds faring better than those that focus on dividend-paying investments. With the uncertainty around interest rates, two of the series’ bond funds declined, while Cash Management Fund was again hampered by low short-term interest rates.

Looking ahead

The U.S. economy has continued to show signs of improvement. Unemployment has steadily declined, ending the period at 5.3%, the lowest level since April 2008. Consumer confidence has picked up, with auto sales through June the highest since 2005, helped by lower gas prices and affordable loans.

The probable interest rate increase later this year could trigger some market volatility, but we will not panic in such an event, and will evaluate whether good investment opportunities are being created. Our investment approach, based on extensive research, a long-term horizon, and close attention to valuation, has served our retirement investors very well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again at year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2015

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds Insurance Series. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.15% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waivers and reimbursements, without which the results would have been lower and the expenses would have been higher. The waivers and reimbursements will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. The waivers may only be modified or terminated with the approval of the series board. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 8.01% for the six months ended June 30, 2015, compared with a 2.66% increase for the MSCI ACWI (All Country World Index).*

After a strong start to the year, global stocks faltered in the second quarter as optimism over improving economic growth was tempered by the intensifying Greek debt crisis and fears of rising interest rates.

Stock selection was a key factor in the fund’s advantage over the index. The fund benefited from a first-quarter rally in health care stocks, which resulted in significant gains for two top 10 holdings, Denmark’s diabetes pioneer Novo Nordisk and U.S. biotechnology leader Regeneron Pharmaceuticals, which seeks to develop treatments for serious diseases.

In the information technology sector, video game giant Nintendo and electronics manufacturer Murata, both of Japan, made a significant positive relative impact. Among consumer discretionary investments, online retailer Amazon had a strong showing.

The fund’s weakest areas on an absolute basis were the struggling energy and materials sectors, though limited exposure to the former resulted in a positive relative contribution.

On a geographical basis, holdings in the United States, Japan and Denmark contributed most to relative returns. Investments in the Netherlands were weakest.

Despite significant volatility in some markets — notably China — and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose value is not fully reflected in their share prices.

Country diversification	Percent of net assets
The Americas
United States	42.7%
Brazil	1.3
Canada	1.2
45.2

Europe
United Kingdom	9.5
Denmark	4.6
France	4.3
Switzerland	3.9
Netherlands	2.3
Germany	2.1
Spain	2.0
Other	2.2
30.9

Asia/Pacific Basin
Japan	11.0
Hong Kong	2.2
Taiwan	2.1
China	1.8
India	1.0
Other	1.9
20.0

Other regions
South Africa	1.6

Short-term securities & other assets less liabilities	2.3

Total	100.0%

Largest individual equity securities	Percent of net assets
Novo Nordisk	4.21%
Amazon	3.41
Vertex Pharmaceuticals	3.08
Regeneron Pharmaceuticals	3.02
ASML Holding	2.32
Nintendo	2.31
Home Depot	2.27
Priceline Group	2.10
Taiwan Semiconductor Manufacturing	2.10
UnitedHealth Group	1.80

American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since April 30, 1997)	ratio

Class 1	8.05%	15.01%	9.75%	9.91%	.55%
Class 2	7.79	14.72	9.48	9.64	.80
Class 4	7.51	14.52	9.25	9.38	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 15.41% for the six months ended June 30, 2015, beating its benchmark, the MSCI All Country World Small Cap Index,* which rose 6.18%.

There continues to be some improvement in the U.S. economy and recovery in much of Europe, while China has struggled with an economic slowdown. During the period, there was significant and interesting mergers-and-acquisitions activity, driven by a handful of sectors.

The fund was underweight in the U.S. compared to the index, but more than made up for that with strong stock selection. Health care stocks boosted fund results, particularly Synageva BioPharma, bluebird bio and Ultragenyx Pharmaceutical. Another major holding, Netflix, nearly doubled over the reporting period. Along with U.S.-based firms, companies based in Germany and the U.K. benefited fund results, while companies headquartered in Hong Kong and Korea detracted.

There are concerns that the market is narrowing. The breadth of rising stocks is smaller, and investment banks are generating initial public offerings as fast as they can — signs that the market may be getting overheated. We remain relatively fully invested but certainly are mindful of the stratospheric valuations in some areas. There are still opportunities in the overvaluation phase of a market, and stocks in sectors with real growth potential are still worth owning. The fund’s portfolio managers are continually seeking to buy stocks with attractive fundamentals, to get growth potential but at lower risk.

Country diversification	Percent of net assets
The Americas
United States	47.9%
Canada	2.0
Other	.8
50.7

Asia/Pacific Basin
China	5.3
Hong Kong	3.4
Japan	3.4
India	3.0
Philippines	2.6
Thailand	1.6
South Korea	1.1
Other	2.2
22.6

Europe
United Kingdom	11.1
Germany	2.3
Other	2.9
16.3

Other regions
Other	.2

Short-term securities & other assets less liabilities	10.2

Total	100.0%

Largest individual equity securities	Percent of net assets
Netflix	3.73%
bluebird bio	3.25
Qorvo	3.03
Lions Gate Entertainment	1.93
Palo Alto Networks	1.84
Ultragenyx Pharmaceutical	1.81
InterOil	1.51
GW Pharmaceuticals	1.45
EXACT Sciences	1.42
International Container Terminal Services	1.40

American Funds Insurance Series

Global Small Capitalization Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since April 30, 1998)	ratio

Class 1	10.39%	13.39%	9.31%	10.55%	.74%
Class 2	10.06	13.11	9.03	10.28	.99
Class 4	9.82	12.85	8.77	10.01	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.85% for the six months ended June 30, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over an improving U.S. economy and the prospect of gradual interest rate hikes was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis.

A first-quarter rally in health care stocks resulted in significant gains for holdings in the sector, the fund’s largest at June 30, which produced four of the top five contributors to relative returns. They included two U.S. companies, Incyte and Regeneron Pharmaceuticals, which were among the fund’s top 10 holdings at June 30.

Two other large sectors — information technology and consumer discretionary — also contributed to relative returns. The latter included the fund’s biggest holding at period-end, Amazon, which was also the primary contributor to relative returns.

The fund’s weakest sectors on a relative basis were industrials, materials and energy, though the lowest return on an absolute basis came from the utilities sector, which resulted in a positive relative contribution thanks to the fund’s very low exposure.

Overall, the fund’s modest holdings outside the U.S. added relative value. Japan and Ireland were the primary contributors, while Canada and the Netherlands were the main detractors.

The fund’s portfolio managers continue to position the fund for a stronger U.S. economy. They will be looking closely at areas that have been under pressure recently, such as energy, industrials and materials, for investment opportunities that offer value and the potential for growth.

Largest individual equity securities	Percent of net assets
Amazon	4.64%
Home Depot	3.03
Wells Fargo	2.67
Microsoft	2.50
ASML Holding	2.41
Comcast	2.34
Incyte	2.15
Regeneron Pharmaceuticals	2.14
Express Scripts	1.91
UnitedHealth Group	1.89

American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	9.12%	16.48%	8.35%	12.64%	.35%
Class 2	8.85	16.19	8.08	12.34	.60
Class 3	8.90	16.26	8.16	12.44	.53
Class 4	8.56	15.93	7.83	12.08	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund increased 5.40% for the six months ended June 30, 2015, outpacing its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which rose 4.03%.

The global economic picture was mixed. Supported by the European Central Bank’s quantitative easing program, Europe’s economic indicators were a pleasant surprise — except for Greece. Japan, while no longer in deflation, still struggled to ignite its economy. China’s growth rate slowed further, but its government has many levers at its disposal to help improve the economy. After a strong 2014, India disappointed. Several Latin American economies were hurt by the low price of oil and other commodities.

Netherlands-based consumer discretionary company Altice was a highlight, along with Japanese information technology firms Murata Manufacturing and Nintendo. Investments in Macau gaming companies Sands China, GEG and Melco Crown Entertainment detracted, hurt by the Chinese government’s continuing anticorruption efforts.

Uncertainty about the Federal Reserve’s plans for interest rate hikes is making some investors cautious, but U.S. equities should “climb the wall of worry” as long as the underlying economy remains supportive. If the Greek debt crisis is resolved, then European markets should also have room to move higher. Managers expect the U.S. and Europe will thus be able to provide an engine of growth that extends to other markets. While we seek to invest in companies that we believe can prosper in any market environment, we emphasize companies that are economically sensitive when we have strong conviction the economy is going to experience a robust recovery.

Country diversification	Percent of net assets
Europe
France	9.7%
United Kingdom	9.3
Germany	8.5
Switzerland	8.4
Netherlands	3.6
Spain	1.6
Sweden	1.2
Ireland	1.0
Other	3.9
47.2

Asia/Pacific Basin
Japan	10.4
Hong Kong	9.8
India	7.1
China	5.4
South Korea	2.7
Australia	1.2
Indonesia	1.1
Other	2.7
40.4

The Americas
United States	1.5
Canada	1.1
Other	.5
3.1

Other regions
Other	.7

Short-term securities & other assets less liabilities	8.6

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	4.35%
Bayer	2.82
AIA Group	2.33
Baidu	2.12
SoftBank	1.83
Airbus Group	1.80
Altice	1.72
Barclays	1.71
Power Grid Corp. of India	1.69
HDFC Bank	1.58

American Funds Insurance Series

International Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	–0.85%	9.66%	7.04%	8.49%	.54%
Class 2	–1.14	9.37	6.77	8.21	.79
Class 3	–1.06	9.45	6.85	8.29	.72
Class 4	–1.37	9.15	6.52	7.95	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund rose 4.04% for the six months ended June 30, 2015. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,* gained 2.66% and 2.95%, respectively.

The U.S. economy is recovering in fits and starts. In Europe, the rate of change is improving, and in Japan, there is likely to be stronger economic growth if the government delays its next scheduled consumption tax hike. China’s economy has been weak, which will likely lead to more stimulus.

Ctrip.com International benefited the fund as there has been consolidation in the Chinese travel industry. Denmark’s Novo Nordisk continues to be a solid holding for the fund. Japanese holdings as a whole helped fund results, particularly the investment in Murata Manufacturing. Within telecommunication services, Globe Telecom boosted fund results, while Reliance Communications offset some gains.

The Greek debt crisis has raised questions in investors’ minds about the stability of the euro zone. There are many EU countries that have high debt — and have not been able to create inflation to whittle that down — which is why so many economies are in low-growth mode. Share prices have risen due to an increase in valuations and earnings, with a significant portion of the latter coming from margin expansion and buybacks versus revenue growth. As such, we need to be more certain than ever as to the fundamental outlook for the stocks we own.

Country diversification	Percent of net assets
Asia/Pacific Basin
India	10.6%
China	8.0
Japan	6.5
Hong Kong	2.8
Philippines	2.6
Taiwan	2.0
Indonesia	1.1
Australia	1.0
Other	.7
35.3

The Americas
United States	18.8
Brazil	6.9
Mexico	3.9
Other	1.7
31.3

Europe
France	4.7
United Kingdom	3.9
Switzerland	2.3
Denmark	2.0
Russian Federation	1.8
Sweden	1.1
Other	3.9
19.7

Other regions
South Africa	3.8
Other	1.8
5.6

Short-term securities & other assets less liabilities	8.1

Total	100.0%

Largest individual equity securities	Percent of net assets
Naspers	2.22%
Alcatel-Lucent	2.16
Petrobras	2.14
Novo Nordisk	2.03
Murata Manufacturing	1.98
Taiwan Semiconductor Manufacturing	1.97
Ctrip.com International	1.88
Reliance Industries	1.72
AAC Technologies Holdings	1.64
Novartis	1.47

American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since June 17, 1999)	ratio

Class 1	–8.38%	6.40%	8.64%	8.58%	.78%
Class 2	–8.61	6.14	8.37	8.31	1.03
Class 4	–8.81	5.90	8.11	8.04	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund lost 0.27% for the six months ended June 30, 2015, trailing its benchmark index, the S&P 500, which gained 1.23%.

U.S. economic growth appeared to stall in the first quarter and in the early part of the second, but it seems to be getting back on track. One of the big questions the market is wrestling with is the pace and timing of the Federal Reserve’s anticipated interest rate increase.

Health care companies Gilead Sciences and AbbVie boosted fund results, along with double-digit returns from Western Union. Kraft Foods benefited the fund after its first-quarter earnings beat expectations. Investments in telecommunication services company CenturyLink and American energy generator and distributor Exelon held back fund returns.

Two interesting questions to ponder are how financial services companies will react to the hike in interest rates when it happens, and whether the recent weakness in commodity-related stocks will persist. On the former question, the fund does not have a heavy weighting in financial services companies. Thus far this appears to be the right decision, as it is difficult to envision a strong and consistent increase in interest rates, but our views may change. On the latter question, it seems likely that current commodity prices (and therefore prices for commodity-related companies) are below levels that can be sustained on a long-term basis, so we expect to see prices for commodities eventually rise.

Largest individual equity securities	Percent of net assets
Amgen	5.77%
Gilead Sciences	5.21
Verizon Communications	4.87
AT&T	3.91
AbbVie	2.64
Exelon	2.59
Altria	2.56
Western Union	2.33
CenturyLink	2.24
Intel	2.18

American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	6.88%	16.21%	7.52%	5.78%	.42%
Class 2	6.51	15.89	7.24	5.50	.67
Class 4	6.26	15.74	7.04	5.28	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund climbed 3.45% for the six months ended June 30, 2015, outpacing the MSCI ACWI (All Country World Index),* which advanced 2.66%.

Global stocks faltered in the second quarter as optimism over signs of improving economic growth was offset by the intensifying Greek debt crisis and fears of rising interest rates.

The fund’s strongest sector on both an absolute and relative basis was telecommunication services. Two holdings, the Philippines-based Globe Telecom and U.K. company TalkTalk Telecom, were among the top five relative contributors for the period. Investments in the information technology, consumer discretionary, financials and consumer staples sectors also contributed to returns on both an absolute and relative basis, while a low weighting in the weak energy sector added relative value.

Disappointing results from two leading U.S. airlines, United Continental and American, were the major contributing factor to the industrials sector being the fund’s worst on a relative basis, though holdings in materials recorded a greater decline that was offset by a lower weighting.

On a country basis, holdings in the Philippines, U.K. and U.S. were the primary relative contributors, while investments in Spain hampered returns.

While some stock markets remain volatile and others have experienced disappointing economic growth, the fund’s portfolio managers are optimistic that they can continue to uncover promising long-term investment opportunities.

Country diversification	Percent of net assets
The Americas
United States	46.9%
Canada	2.3
Other	1.1
50.3

Europe
United Kingdom	8.9
France	6.2
Switzerland	3.5
Spain	3.2
Germany	1.8
Other	2.9
26.5

Asia/Pacific Basin
Japan	5.7
Taiwan	3.5
Hong Kong	2.5
India	2.2
Philippines	1.9
Australia	1.4
China	1.1
Other	.9
19.2

Other regions
South Africa	1.5

Short-term securities & other assets less liabilities	2.5

Total	100.0%

Largest individual equity securities	Percent of net assets
Taiwan Semiconductor Manufacturing	3.24%
Merck	2.33
Microsoft	2.30
AXA	2.21
Banco Santander	1.91
Novartis	1.84
CME Group	1.82
Orange	1.63
Vertex Pharmaceuticals	1.58
D.R. Horton	1.47

American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	5 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	2.91%	13.20%	6.29%	.63%
Class 2	2.71	12.92	6.03	.88
Class 4	2.50	12.70	5.80	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 2.97% for the six months ended June 30, 2015, while the S&P 500 rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. An improving U.S. economy and the prospect of a “normal” interest rate hike by the Federal Reserve offset concerns about the ongoing Greek debt crisis and a potential slowdown in China.

Holdings in the consumer discretionary sector were the primary drivers of the fund’s return. Third-largest holding Amazon was the main contributor to relative returns, while streaming media leader Netflix was among the top five. Health care investments also did well, with largest holding Gilead Sciences adding significantly to the fund’s result.

Modest gains from holdings in the weak financials and consumer staples sectors also contributed to relative results, as did the fund’s limited exposure to utilities, the market’s frailest sector.

The fund’s weakest sector on a relative basis was information technology, which included the two largest detractors to relative returns: Apple (the consequence of a low weighting) and Yahoo. Holdings in the industrials sector also held back returns.

Looking ahead, the fund’s portfolio managers remain optimistic about long-term prospects for U.S. companies and global economic growth.

Largest individual equity securities	Percent of net assets
Gilead Sciences	3.77%
Amgen	3.06
Amazon	2.52
Google	2.47
Texas Instruments	2.29
Verizon Communications	1.75
Celanese	1.70
Oracle	1.66
Microsoft	1.65
Philip Morris International	1.46

American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	6.79%	16.82%	7.69%	11.34%	.29%
Class 2	6.52	16.52	7.42	11.04	.54
Class 3	6.58	16.60	7.50	11.14	.47
Class 4	6.25	16.26	7.17	10.79	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 3.52% for the six months ended June 30, 2015, while the MSCI ACWI (All Country World Index) ex USA* gained 4.03%.

Markets outside the U.S. produced mixed returns in the first half of 2015 as optimism over signs of improving economic growth was offset by the intensifying Greek debt crisis and fears of rising interest rates.

The fund’s best results came from holdings in the financials and consumer staples sectors. Hong Kong–based conglomerate Cheung Kong Property Holdings was the primary contributor to relative returns, followed by Japan Tobacco and Japanese snack company CALBEE.

The fund lagged the index primarily because of its limited exposure to the strong Japanese market, which benefited from quantitative easing and a weak currency. The fund’s focus on higher yielding companies detracted as this area of the market suffered during the period.

China’s economic slowdown continues to hurt holdings in the materials sector, including Fortescue Metals Group, an Australian iron ore producer that was the fund’s primary drag on relative returns.

Looking forward, the fund’s portfolio managers expect the mining sector to bottom out as the Chinese market stabilizes. With a healthy cash position, the fund is ready to take advantage of opportunities to invest in high-quality Chinese companies at attractive valuations.

Country diversification	Percent of net assets
Europe
United Kingdom	23.8%
Switzerland	6.3
Germany	5.1
France	4.5
Portugal	3.8
Sweden	3.3
Finland	2.1
Spain	1.9
Ireland	1.5
Other	2.9
55.2

Asia/Pacific Basin
Hong Kong	8.8
Japan	4.2
Thailand	3.8
Australia	3.3
India	1.7
China	1.3
Singapore	1.2
Taiwan	1.1
Other	1.1
26.5

The Americas
Canada	3.9
United States	3.3
Other	1.4
8.6

Other regions
Other	.9

Short-term securities & other assets less liabilities	8.8

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	3.92%
EDP - Energias de Portugal	3.85
Philip Morris International	2.94
SSE	2.67
Prudential	2.47
CK Hutchison Holdings	1.74
Cheung Kong Property Holdings	1.71
Royal Dutch Shell	1.65
H&M	1.64
Imperial Tobacco	1.51

American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–4.71%	9.57%	11.96%	.68%
Class 2	–4.93	9.31	11.69	.93
Class 4	–5.17	9.11	11.47	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder rose 1.12% for the six months ended June 30, 2015, slightly trailing the S&P 500, which gained 1.23%. The MSCI ACWI (All Country World Index) ex USA* advanced 4.03%. The Lipper Global Equity Income Funds Average, a measure of similar funds, gained 0.87%.

Supported by central bank stimulus and solid corporate earnings, stock markets in developed countries rose in the first half of 2015. However, the environment proved more challenging for dividend-paying stocks, which are the fund’s primary focus.

Investments in consumer staples and consumer discretionary stocks provided the fund’s best returns, though a low weighting in the latter — the S&P 500’s second-best sector for the period — detracted slightly from relative results.

The weakest sectors for both the fund and the index were energy and utilities. While energy stocks have been hurt by lower oil prices, the fund’s portfolio managers believe the situation will stabilize in the coming months as U.S. and other non-OPEC oil production begins to fall. Utility stocks, which investors often choose as bond proxies, declined in value as U.S. Treasury yields rose.

To meet the fund’s primary objectives of providing above-average and growing income, the portfolio managers select companies dedicated to both paying dividends and increasing them over time. During the period, the fund paid dividends totaling 15 cents a share, equivalent to a yield of 3.12% for Class 1 shares.

Country diversification	Percent of net assets
The Americas
United States	50.3%
Canada	1.3
51.6

Europe
United Kingdom	17.7
Sweden	4.2
Germany	3.0
Finland	2.5
Switzerland	2.3
France	1.7
Other	2.3
33.7

Asia/Pacific Basin
Hong Kong	3.4
Japan	2.3
China	1.5
Singapore	1.2
Australia	1.1
Other	1.5
11.0

Other regions
South Africa	.1

Short-term securities & other assets less liabilities	3.6

Total	100.0%

American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	Lifetime (since May 1, 2014)	Expense ratio

Class 1	–1.34%	0.97%	.53%
Class 2	–1.24	1.06	.78
Class 4	–1.76	0.48	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 0.93% for the six months ended June 30, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.23% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* advanced 0.79%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over the improving U.S. economy and a potential interest rate hike was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis. Bonds declined despite a late rally fueled by demand for safe-haven assets as Greece reignited.

The fund gained in several sectors, with holdings in one of the largest — consumer discretionary — making the same contribution on a relative basis as one of the smallest — utilities — thanks to the fund’s modest positive result in the latter sector, which declined almost 11% in the index. At the end of the period, the fund held no utilities.

Amazon, the fund’s fifth-largest holding at June 30, was the primary contributor to relative returns. The fund’s weakest sectors on both an absolute and relative basis were information technology, energy and materials.

The fund’s fixed-income holdings advanced for the period. High-yield corporate bonds and federal agency mortgage-backed securities accounted for most of the gain.

Largest individual equity securities	Percent of net assets
Microsoft	3.77%
Comcast	2.36
Lockheed Martin	2.19
Merck	1.85
Amazon	1.85
JPMorgan Chase	1.82
Home Depot	1.49
ACE	1.48
Boeing	1.33
Philip Morris International	1.27

American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	2.54%	13.21%	7.42%	8.51%	.30%
Class 2	2.29	12.94	7.15	8.23	.55
Class 3	2.34	13.02	7.23	8.32	.48
Class 4	2.05	12.74	6.93	7.99	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 0.75% for the six months ended June 30, 2015. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 2.66%, while the Barclays Global Aggregate Index, a measure of investment-grade bonds, lost 3.08%. The 60% MSCI ACWI/40% Barclays Global Aggregate Index2 increased 0.39%.

The global economic environment is gently gathering steam, with certain pockets of strength. The U.S. economy is improving and that of Europe is slowly progressing, despite Greece’s problems. Germany has experienced positive growth, and the U.K. is stronger than was anticipated at the start of the year. Japan’s economy is improving, but China’s is continuing to slow.

Japanese holdings did well, led by information technology companies Nintendo and Murata Manufacturing. U.S. health insurer Humana boosted results as its sector experienced robust mergers-and-acquisitions activity. Investments in energy companies, such as Royal Dutch Shell, offset portfolio gains, as did holdings in U.K.-based stocks. Managers recently allocated more cash to fixed-income investments, but the fund still remains on the low end of its typical range of allocation in fixed income. The fixed-income segment of the fund lagged the index as relative results were helped by low exposure to the euro and hurt by Japanese bonds.

A likely challenge for managers is that areas that have traditionally been defensive, such as utilities and consumer staples, are expensive and their growth has slowed. There is general acceptance that U.S. interest rates will rise; however, there is some uncertainty as to the timing. As markets contemplate the rise and spread of increases, there could be some choppiness. Despite some uncertainty, there is no shortage of “buy” ideas among the fund’s managers.

Largest sectors in common stock holdings	Percent of net assets
Financials	10.4%
Industrials	9.4
Health care	8.6
Information technology	8.4
Consumer staples	8.4

Largest fixed-income holdings (by issuer)	Percent of net assets
U.S. Treasury	8.86%
United Kingdom Government	1.59
Government National Mortgage Assn.	1.47
Mexican Government	1.45
Japanese Government	1.40

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	30.3%	18.3%	.1	5.3%	54.0%
Euros	13.4	3.5	.2	—	17.1
British pounds	5.8	1.9	(.8)	—	6.9
Japanese yen	4.4	1.4	.8	—	6.6
Hong Kong dollars	3.0	—	—	—	3.0
Swiss francs	2.7	—	—	—	2.7
Danish krone	1.0	.6	—	—	1.6
Mexican pesos	—	1.4	—	—	1.4
Polish zloty	—	1.3	(.1)	—	1.2
Swedish krona	1.0	.2	(.2)	—	1.0
Other currencies	1.9	2.6	—	—	4.5
					100.0%

American Funds Insurance Series

Global Balanced Fund

Largest individual equity securities	Percent of net assets
ASML	2.24%
Microsoft	2.06
Merck	2.04
Humana	1.80
Nintendo	1.44
BAE Systems	1.44
Comcast	1.36
ORIX	1.31
Banco Santander	1.25
Novartis	1.24

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–1.94%	5.02%	.71%
Class 2	–2.26	4.75	.96
Class 4	–2.10	4.74	1.21	[3]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 60% MSCI ACWI/40% Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund lost 0.18% for the six months ended June 30, 2015. Its benchmark, the Barclays U.S. Aggregate Index, dipped 0.10%.

Two major focuses for the fund are the expansion of the U.S. economy, and when and how aggressively the Federal Reserve removes its highly unusual accommodation. The central bank seems concerned about breaking this recovery, but conversely, it is also worried there is not enough inflation. Our expectation is that the Fed will hike interest rates a few times and then wait to assess the effects.

The portfolio has a heavy emphasis on five-year Treasuries in anticipation of slower moves by the Fed, which helped fund results. The fund also has a position in Treasury Inflation Protected Securities (TIPS), and with the Fed allowing for inflation, it has continued to help relative values expand for TIPS. The fund had a small number of emerging markets holdings due to valuation concerns and the impending Fed rate hike, and had low overall credit risk as a hedge against the possibility of liquidity issues. The fund’s low concentration in mortgages was helpful.

The U.S. economy is slowly expanding — job growth has been steady and wages are finally starting to improve. But capital expenditures remain subdued, which is worrisome at this stage of an expansion. Wage growth is still behind expectations and inflation is below where it should be. Still, our core view is that the economy is improving, giving companies room for continued expansion.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	34.81%
Government National Mortgage Assn.	8.16
Fannie Mae	6.53
Freddie Mac	2.30
AbbVie	.88
Reynolds American	.77
Spanish Government	.77
Actavis Funding	.63
Morgan Stanley	.52
United Mexican States Government	.52

American Funds Insurance Series

Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015
	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	1.25%	3.44%	3.57%	4.96%	.39%
Class 2	1.00	3.19	3.32	4.70	.64
Class 4	0.78	2.96	3.07	4.44	.89

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined 2.57% for the six months ended June 30, 2015, ahead of the Barclays Global Aggregate Index, which lost 3.08%.

In the first quarter of 2015, many currencies fell and the U.S. dollar rose, a situation that was partly reversed in the second quarter. Over the entire six-month period, the U.S. dollar strengthened against many developing market currencies and the Japanese yen. The euro fluctuated, but finished down 7.92% against the dollar.

The fund benefited mainly from low weightings in the weak Japanese yen, euro and Canadian dollar, as well as low weightings in European bonds outside the euro zone.

The Mexican peso and Colombian peso weakened, while Mexican bonds tightened relative to U.S. bonds, which helped the fund’s results. Colombian bond spreads were almost unchanged during the period.

Percent of net assets
Currency weighting (after hedging) by country
United States[1]	54.0%
EMU[2]	14.2
Japan	11.7
Poland	4.6
Hungary	4.0
Mexico	3.7
India	2.5
United Kingdom	1.4
Malaysia	.9
Indonesia	.7
Colombia	.5
Norway	.4
Canada	.3
South Africa	.3
Brazil	.3
Australia	.2
Turkey	.1
Israel	.1
Sweden	.1
Total	100.0%

Non-U.S. government bonds by country
EMU[2]:
Spain	3.2%
Ireland	2.1
Italy	1.6
Slovenia	1.1
Other	1.6	9.6%
Hungary		5.1
Japan		4.7
Poland		4.0
United Kingdom		3.9
Mexico		3.9
India		2.5
Malaysia		1.1
Indonesia		1.0
Other		4.4
Total		40.2%

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	21.02%
Hungarian Government	5.07
Japanese Government	4.73
Polish Government	4.05
United Kingdom Government	3.86
United Mexican States Government	3.86
Government National Mortgage Assn.	3.36
Spanish Government	3.16
Indian Government	2.50
Irish Government	2.13

American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

			Lifetime	Expense
	1 year	5 years	(since October 4, 2006)	ratio

Class 1	–6.27%	2.77%	4.42%	.57%
Class 2	–6.48	2.52	4.15 [3]	.82
Class 4	–6.81	2.34	3.95	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 11.8%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for typical estimated expenses at the time of the share-class inception.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 1.73% for the six months ended June 30, 2015. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 2.53%.

Historically low interest rates and inexpensive financing continued to support buyer demand for higher yielding investments. While there was a good deal of new supply, the majority of debt issuance was refinancing.

There were decent returns in high yield. Spreads narrowed, which basically offset the slight increase in U.S. Treasury yields. Yields have not changed substantially, however. After a very weak fourth quarter, energy-related bonds stabilized a bit; some rebounded, but others weakened further. On balance, it is a much more stable backdrop, and many companies were able to issue new debt. Telecommunication services and health care were stronger sectors.

We are concerned about stretched valuations as spreads have continued to narrow. Defaults are still low, and there is some evidence that leverage is increasing at the margin. Mergers-and-acquisitions activity is increasing. Companies, however, are taking advantage of low yields and continue to issue new debt.

Largest holdings (by issuer)	Percent of net assets
Valeant Pharmaceuticals International	2.54%
Inventiv	2.31
Sprint	2.23
Kinetic Concepts	2.16
First Quantum Minerals	2.13
Numericable Group	1.94
T-Mobile US	1.90
Intelsat Jackson	1.69
Reynolds Group	1.62
NGPL PipeCo	1.51

American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	–1.42%	7.26%	6.08%	9.13%	.48%
Class 2	–1.72	6.99	5.82	8.79	.73
Class 3	–1.72	7.06	5.88	8.93	.66
Class 4	–1.96	6.83	5.60	8.60	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 0.64% for the six months ended June 30, 2015, while the Barclays U.S. Mortgage Backed Securities Index rose 0.31%.

Yields for longer maturity U.S. Treasuries rose during the first half of 2015. This only partially offset the decline in yields for these securities during 2014. Although yields were higher on June 30 than at the start of the year, January saw a steep drop in Treasury yields where mortgages underperformed significantly. The subsequent increase in yields saw mortgages recoup only a portion of these early losses.

The fund has been consistently positioned for stable or lower interest rates in the U.S., despite already relatively low rates. The portfolio managers’ view is one of a “lower for longer” federal funds rate relative to market expectations.

In addition, any potential economic or financial market disruptions — generated from within the U.S. or outside — may cause a flight to quality into Treasuries, which would also benefit fund shareholders.

The fund’s managers have consistently maintained a meaningful exposure to longer maturity Treasury Inflation Protected Securities (TIPS) with the expectation that inflation is significantly more likely to increase than decrease.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Ginnie Mae	50.8%
Fannie Mae	10.2
Freddie Mac	.9	61.9%
Other		6.1
Total		68.0%

American Funds Insurance Series

Mortgage Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Expense
	1 year	(since May 2, 2011)	ratio

Class 1	2.15%	2.91%	.45%
Class 2	1.81	2.65	.70
Class 4	1.59	2.53	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 0.68% for the six months ended June 30, 2015, ahead of the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 0.17%.

During the first half of 2015, the yield on the 10-year U.S. Treasury rose from 2.12% to 2.35%. Most of the increase occurred in the second quarter, largely driven by an improving U.S. economy and growing market confidence that the Federal Reserve would begin to raise interest rates in the second half of 2015.

The higher U.S. yields were partly attributable to the increase in European government bond yields. For example, the yield on the 10-year German bund climbed from 8 basis points in mid-April to 76 basis points by the end of June.

While rates in general rose over the period, those for long-term securities climbed to a greater degree. For example, the yield on the 5-year U.S. Treasury rose only a few basis points, while the 30-year added 42 basis points. Inflation expectations based on Treasury Inflation Protected Securities (TIPS) valuations also rose by around 20 basis points. These increases are a reflection of higher oil prices and the anticipation of more positive growth in the U.S. and Europe.

During the period the fund reduced its weighting in Treasuries, and added to its positions in U.S. guaranteed agency and agency mortgage-backed securities. The fund also maintained its position in TIPS at around 10%.

The fund’s yield curve and TIPS positions added value over the six months.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Ginnie Mae	28.7%
Fannie Mae	4.9
Freddie Mac	1.7	35.3%
Other		2.5
Total		37.8%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since December 2, 1985)	ratio

Class 1	2.08%	2.67%	4.02%	6.22%	.35%
Class 2	1.83	2.42	3.76	5.92	.60
Class 3	1.88	2.49	3.84	6.03	.53
Class 4	1.59	2.25	3.55	5.71	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.27% for the six months ended June 30, 2015.

Short-term interest rates remained at historically low levels during the period. As a result, the fund’s expenses again exceeded its income.

Investors should expect this situation to continue until short-term rates begin to rise. The Federal Reserve has indicated that an interest rate increase is likely before the end of the year.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

				Lifetime	Expense
	1 year	5 year	10 year	(since February 8, 1984)	ratio

Class 1	–0.27%	–0.23%	1.22%	3.75%	.34%
Class 2	–0.54	–0.48	0.96	3.46	.59
Class 3	–0.36	–0.39	1.04	3.57	.52
Class 4	–0.62	–0.58	0.79	3.26	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

As of June 30, 2015, Cash Management Fund’s annualized seven-day SEC yield was –0.25% for Class 1 shares; –0.50% for Class 2 shares; –0.43% for Class 3 shares; and –0.75% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets
Federal agency discount notes	62.3%
U.S. Treasury	19.2
Commercial paper	16.5
U.S. Treasury bonds & notes	1.4
Other assets less liabilities	.6
Total	100.0%

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 2.73% for the six months ended June 30, 2015, while the S&P 500 rose 1.23%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio*	ratio*

Class P1	1.93%	9.24%	.97%	.71%
Class P2	1.52	8.86	1.22	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund gained 2.00% for the six months ended June 30, 2015. The MSCI ACWI (All Country World Index) ex USA* climbed 4.03%.

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio†	ratio†

Class P1	–4.75%	2.58%	1.14%	.88%
Class P2	–5.22	2.21	1.39	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
†	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund declined 2.51% for the six months ended June 30, 2015. The S&P 500 rose 1.23%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio*	ratio*

Class P1	0.23%	8.35%	1.03%	.77%
Class P2	–0.14	7.98	1.28	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 0.26% for the six months ended June 30, 2015. The S&P 500 rose 1.23%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio*	ratio*

Class P1	0.33%	9.79%	.91%	.65%
Class P2	–0.10	9.41	1.16	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 0.17% for the six months ended June 30, 2015. Over the same period, the S&P 500 rose 1.23%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* was up 0.79%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

		Lifetime	Gross expense	Net expense
	1 year	(since September 28, 2012)	ratio	ratio

Class P1	0.60%	8.93%	.82%	.66%
Class P2	0.38	8.69	1.07	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Global Growth Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 97.39%	Shares	Value (000)
Health care 21.08%
Novo Nordisk A/S, Class B	4,401,000	$239,783
Vertex Pharmaceuticals Inc.[1]	1,419,000	175,218
Regeneron Pharmaceuticals, Inc.[1]	336,400	171,608
UnitedHealth Group Inc.	840,000	102,480
Novartis AG	900,000	88,705
Merck & Co., Inc.	1,324,000	75,375
Express Scripts Holding Co.[1]	770,000	68,484
Bristol-Myers Squibb Co.	865,600	57,597
Bayer AG	349,300	48,891
Hologic, Inc.[1]	1,279,992	48,716
Other securities		123,035
		1,199,892

Information technology 20.18%
ASML Holding NV (New York registered)	647,176	67,390
ASML Holding NV	624,897	64,581
Nintendo Co., Ltd.	787,700	131,750
Taiwan Semiconductor Manufacturing Co., Ltd.	23,830,000	108,513
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	10,901
Alcatel-Lucent[1]	22,539,144	82,118
Google Inc., Class A1	67,700	36,561
Google Inc., Class C1	67,885	35,335
Visa Inc., Class A	1,053,200	70,722
Microsoft Corp.	1,572,000	69,404
Murata Manufacturing Co., Ltd.	323,000	56,374
AAC Technologies Holdings Inc.	8,132,040	45,950
Naver Corp.	76,600	43,538
Alibaba Group Holding Ltd. (ADR)[1]	476,150	39,173
ASM Pacific Technology Ltd.	3,900,000	38,640
Cognizant Technology Solutions Corp., Class A1	620,000	37,876
Other securities		209,721
		1,148,547

Consumer discretionary 17.96%
Amazon.com, Inc.[1]	446,900	193,995
Home Depot, Inc.	1,161,000	129,022
Priceline Group Inc.[1]	104,000	119,742
Walt Disney Co.	541,205	61,773
Liberty Global PLC, Class C1	816,465	41,338
Liberty Global PLC, Class A1	327,449	17,705
ASOS PLC[1]	802,304	48,899
Industria de Diseño Textil, SA	1,460,000	47,455
CBS Corp., Class B	702,500	38,989
HUGO BOSS AG	335,500	37,497
Other securities		286,088
		1,022,503

Financials 14.06%
AIA Group Ltd.	13,602,500	89,057
ORIX Corp.	4,990,000	74,248
JPMorgan Chase & Co.	1,065,000	72,164
Moody’s Corp.	569,000	61,429
Tokio Marine Holdings, Inc.	972,600	40,482
HSBC Holdings PLC (GBP denominated)	4,320,228	38,699
AEON Financial Service Co., Ltd.	1,365,000	37,921
Other securities		386,650
		800,650

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Industrials 7.51%
AA PLC[1]	9,950,681	$57,959
Airbus Group SE, non-registered shares	645,000	41,850
Geberit AG	119,668	39,896
Other securities		287,941
		427,646

Consumer staples 6.87%
Associated British Foods PLC	2,095,000	94,507
Kao Corp.	1,198,000	55,727
Colgate-Palmolive Co.	632,000	41,339
Nestlé SA	545,000	39,347
Other securities		159,994
		390,914

Telecommunication services 2.88%
SoftBank Corp.	1,068,000	62,910
BT Group PLC	6,710,000	47,465
Other securities		53,605
		163,980

Energy 2.51%
Other securities		142,915

Materials 2.05%
Other securities		116,906

Utilities 0.51%
Other securities		28,874

Miscellaneous 1.78%
Other common stocks in initial period of acquisition		101,274

Total common stocks (cost: $4,040,003,000)		5,544,101

Preferred securities 0.00%
Financials 0.00%
Other securities		135

Total preferred securities (cost: $434,000)		135

Bonds, notes & other debt instruments 0.36%	Principal amount (000)
U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
Other securities		20,279

Total bonds, notes & other debt instruments (cost: $20,273,000)		20,279

Short-term securities 2.91%
Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	$53,800	53,773
Other securities		111,979

Total short-term securities (cost: $165,720,000)		165,752
Total investment securities 100.66% (cost: $4,226,430,000)		5,730,267
Other assets less liabilities (0.66)%		(37,610)

Net assets 100.00%		$5,692,657

American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities within “Other securities” (with an aggregate value of $74,982,000, which represented 1.32% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $126,563,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Japanese yen	7/8/2015	Bank of America, N.A.	$12,735	¥1,575,000	$(136)
Japanese yen	7/9/2015	Citibank	$3,332	¥410,000	(18)
Japanese yen	7/9/2015	Bank of America, N.A.	$2,908	¥360,000	(34)
Japanese yen	7/13/2015	JPMorgan Chase	$1,291	¥160,000	(16)
Japanese yen	7/29/2015	Bank of America, N.A.	$7,213	¥884,000	(13)
Japanese yen	8/10/2015	Bank of America, N.A.	$1,286	¥160,000	(22)
Japanese yen	8/14/2015	UBS AG	$1,310	¥160,000	2
Japanese yen	8/19/2015	Bank of New York Mellon	$8,384	¥1,000,000	208
Japanese yen	9/4/2015	Bank of America, N.A.	$79,187	¥9,800,000	(954)
					$(983)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 89.38%	Shares	Value (000)
Consumer discretionary 20.24%
Netflix, Inc.[1]	269,000	$176,717
Lions Gate Entertainment Corp.	2,460,000	91,143
zooplus AG, non-registered shares[1,2]	357,716	50,648
Domino’s Pizza, Inc.	423,300	48,002
Penske Automotive Group, Inc.	729,000	37,988
Cedar Fair, LP	687,000	37,435
Melco Crown Entertainment Ltd. (ADR)	1,432,000	28,110
Ted Baker PLC	517,162	23,695
Other securities		463,602
		957,340

Health care 19.23%
bluebird bio, Inc.[1]	913,659	153,833
Ultragenyx Pharmaceutical Inc.[1]	836,206	85,619
GW Pharmaceuticals PLC (ADR)[1]	559,950	68,784
EXACT Sciences Corp.[1]	2,266,609	67,409
Illumina, Inc.[1]	288,800	63,062
Endo International PLC[1]	759,224	60,472
BioMarin Pharmaceutical Inc.[1]	416,800	57,010
athenahealth, Inc.[1]	396,600	45,442
Myriad Genetics, Inc.[1]	1,274,898	43,334
Hikma Pharmaceuticals PLC	1,424,000	43,250
Kite Pharma, Inc.[1]	595,539	36,310
Alexion Pharmaceuticals, Inc.[1]	183,182	33,114
Other securities		152,212
		909,851

Information technology 15.08%
Qorvo, Inc.[1]	1,783,038	143,124
Palo Alto Networks, Inc.[1]	497,300	86,878
AAC Technologies Holdings Inc.	11,213,100	63,359
Semiconductor Manufacturing International Corp.[1]	358,447,500	39,306
Topcon Corp.	1,260,510	30,384
Zoopla Property Group PLC	5,616,720	24,534
Other securities		325,901
		713,486

Industrials 10.73%
International Container Terminal Services, Inc.	27,060,000	66,135
AA PLC[1]	7,606,604	44,306
ITT Corp.	801,000	33,514
Moog Inc., Class A1	432,100	30,541
Other securities		333,230
		507,726

Financials 6.33%
Kotak Mahindra Bank Ltd.	1,641,366	35,956
Other securities		263,276
		299,232

Energy 3.92%
InterOil Corp.[1]	1,184,235	71,291
Oasis Petroleum Inc.[1]	1,583,000	25,091
Other securities		89,268
		185,650

Materials 3.71%
PolyOne Corp.	720,168	28,209
Other securities		147,130
		175,339

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.28%
Puregold Price Club, Inc.	37,418,000	$30,704
COSMOS Pharmaceutical Corp.	224,000	30,383
Other securities		94,217
		155,304

Utilities 1.89%
ENN Energy Holdings Ltd.	9,515,700	57,390
Other securities		32,149
		89,539

Telecommunication services 0.11%
Other securities		5,278

Miscellaneous 4.86%
Other common stocks in initial period of acquisition		229,928

Total common stocks (cost: $3,048,980,000)		4,228,673

Rights & warrants 0.06%
Other 0.04%
Other securities		2,032

Miscellaneous 0.02%
Other rights & warrants in initial period of acquisition		588

Total rights & warrants (cost: $281,000)		2,620

Convertible stocks 0.14%
Health care 0.14%
Other securities		6,481

Total convertible stocks (cost: $3,307,000)		6,481

Bonds, notes & other debt instruments 0.22%	Principal amount (000)
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
Other securities		10,682

Total bonds, notes & other debt instruments (cost: $10,681,000)		10,682

Short-term securities 10.74%
American Honda Finance Corp. 0.13% due 8/24/2015	$30,000	29,993
Bank of Nova Scotia 0.31% due 11/9/2015[3]	25,000	24,972
Chariot Funding, LLC 0.40% due 12/15/2015[3]	34,000	33,935
Commonwealth Bank of Australia 0.19% due 8/28/2015[3]	45,000	44,989
Emerson Electric Co. 0.12% due 9/17/2015[3]	30,000	29,988
Fannie Mae 0.07%–0.22% due 7/6/2015–3/1/2016	43,300	43,272
Federal Home Loan Bank 0.07%–0.13% due 7/31/2015–11/13/2015	100,700	100,698
General Electric Co. 0.06% due 7/1/2015	26,000	26,000
Kells Funding, LLC 0.14% due 7/14/2015[3]	33,600	33,598

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.20% due 8/27/2015[3]	$23,750	$23,742
USAA Capital Corp. 0.10% due 7/28/2015	24,817	24,815
Other securities		92,112

Total short-term securities (cost: $508,102,000)		508,114
Total investment securities 100.54% (cost: $3,571,351,000)		4,756,570
Other assets less liabilities (0.54)%		(25,507)

Net assets 100.00%		$4,731,063

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral. The total value of pledged collateral was $394,000, which represented .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $25,526,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Australian dollars	7/14/2015	Barclays Bank PLC	$759	A$1,000	$ (12)
Australian dollars	7/28/2015	UBS AG	$772	A$1,000	1
British pounds	7/21/2015	Bank of New York Mellon	$41,311	£26,517	(348)
British pounds	7/23/2015	Citibank	$1,956	£1,245	1
British pounds	7/29/2015	Citibank	$22,005	£13,883	196
Euros	7/15/2015	HSBC Bank	$2,692	€2,395	21
Japanese yen	7/15/2015	UBS AG	$10,134	¥1,252,000	(98)
					$(239)

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$—	$50,648
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	22,688
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	9,633
Venture Global LNG, Inc., Class C1,3,4	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1]	6,966,560	—	—	6,966,560	—	7,019
Mauna Kea Technologies SA1	881,400	77,000	—	958,400	—	4,274
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,710
Canadian Overseas Petroleum Ltd.[1]	19,225,000	—	—	19,225,000	—	1,231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	6,050,000	—	—	6,050,000	—	309
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1]	2,555,000	—	—	2,555,000	—	31
Indochine Mining Ltd.[1,4]	73,199,466	—	—	73,199,466	—	—	[5]
Airesis SA1,6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[1,4,6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[1,4,6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[4,6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[4,6]	1,204,295	—	1,204,295	—	—	—
					$—	$106,823

American Funds Insurance Series

Global Small Capitalization Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $291,812,000, which represented 6.17% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $70,630,000, which represented 1.49% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Unaffiliated issuer at 6/30/2015.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280	.18%
Other private placement securities		9,314	12,488	.26
Total private placement securities		$17,594	$20,768	.44%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 95.98%	Shares	Value (000)
Health care 20.06%
Incyte Corp.[1]	4,675,000	$487,182
Regeneron Pharmaceuticals, Inc.[1]	949,500	484,368
Express Scripts Holding Co.[1]	4,848,208	431,200
UnitedHealth Group Inc.	3,510,000	428,220
Centene Corp.[1]	4,407,000	354,323
Vertex Pharmaceuticals Inc.[1]	2,585,000	319,196
Hologic, Inc.[1]	7,913,000	301,169
Humana Inc.	993,200	189,979
Biogen Inc.[1]	400,500	161,778
Agios Pharmaceuticals, Inc.[1]	1,309,120	145,496
Other securities		1,236,528
		4,539,439

Information technology 19.38%
Microsoft Corp.	12,810,000	565,561
ASML Holding NV (New York registered)	3,444,016	358,625
ASML Holding NV	1,808,186	186,870
Google Inc., Class C1	392,221	204,155
Google Inc., Class A1	249,000	134,470
Facebook, Inc., Class A1	3,632,685	311,557
Visa Inc., Class A	4,332,000	290,894
Apple Inc.	2,256,300	282,996
salesforce.com, inc.[1]	3,725,000	259,372
Taiwan Semiconductor Manufacturing Co., Ltd.	48,298,000	219,931
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	986,192	22,397
Avago Technologies Ltd.	1,816,000	241,401
Nintendo Co., Ltd.	1,114,960	186,487
Other securities		1,121,277
		4,385,993

Consumer discretionary 18.60%
Amazon.com, Inc.[1]	2,416,216	1,048,855
Home Depot, Inc.	6,170,000	685,672
Comcast Corp., Class A	8,820,000	530,435
Twenty-First Century Fox, Inc., Class A	9,450,000	307,550
Tiffany & Co.	1,689,000	155,050
NIKE, Inc., Class B	1,340,000	144,747
Starbucks Corp.	2,510,000	134,574
Other securities		1,201,378
		4,208,261

Financials 13.45%
Wells Fargo & Co.	10,751,096	604,642
Berkshire Hathaway Inc., Class A1	1,710	350,293
Berkshire Hathaway Inc., Class B1	363,734	49,508
Capital One Financial Corp.	2,455,000	215,966
Legal & General Group PLC	45,158,246	176,607
American Express Co.	2,251,000	174,948
PNC Financial Services Group, Inc.	1,693,600	161,993
American International Group, Inc.	2,333,300	144,245
JPMorgan Chase & Co.	2,053,720	139,160
Other securities		1,026,046
		3,043,408

Consumer staples 8.18%
Costco Wholesale Corp.	2,390,000	322,793
Philip Morris International Inc.	3,280,000	262,958
Coca-Cola Co.	4,670,000	183,204
Kerry Group PLC, Class A	2,000,000	148,253
Other securities		934,346
		1,851,554

American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Energy 7.06%
Concho Resources Inc.[1]	2,065,000	$235,121
Noble Energy, Inc.	4,963,000	211,821
Suncor Energy Inc.	5,502,090	151,539
Pioneer Natural Resources Co.	1,049,000	145,486
Weatherford International PLC[1]	10,915,007	133,927
Other securities		718,378
		1,596,272

Industrials 7.03%
Boeing Co.	2,250,000	312,120
Oshkosh Corp.[2]	4,947,000	209,654
Rockwell Collins, Inc.	1,775,000	163,921
Union Pacific Corp.	1,500,000	143,055
Other securities		761,043
		1,589,793

Other 1.65%
Other securities		371,810

Miscellaneous 0.57%
Other common stocks in initial period of acquisition		129,992

Total common stocks (cost: $14,187,128,000)		21,716,522

Preferred securities 0.00%
Financials 0.00%
Other securities		31

Total preferred securities (cost: $98,000)		31

Rights & warrants 0.05%
Energy 0.05%
Other securities		10,896

Total rights & warrants (cost: $17,544,000)		10,896

Convertible stocks 0.05%
Consumer discretionary 0.05%
Other securities		10,650

Total convertible stocks (cost: $10,650,000)		10,650

Short-term securities 3.77%	Principal amount (000)
Apple Inc. 0.10% due 7/17/2015[3]	$32,100	32,098
Coca-Cola Co. 0.11%–0.25% due 7/13/2015–7/22/2015[3]	66,900	66,897
Federal Home Loan Bank 0.09%–0.18% due 8/3/2015–12/11/2015	241,500	241,481
Other securities		513,649

Total short-term securities (cost: $854,032,000)		854,125
Total investment securities 99.85% (cost: $15,069,452,000)		22,592,224
Other assets less liabilities 0.15%		33,530

Net assets 100.00%		$22,625,754

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,682	$209,654
Myriad Genetics, Inc.[1]	3,480,000	—	—	3,480,000	—	118,285
FCB Financial Holdings, Inc., Class A	265,000	1,625,000	—	1,890,000	—	60,102
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	1,013
					$1,682	$389,054

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $211,736,000, which represented .94% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,430,000, which represented .09% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
KGen Power Corp.	12/19/2006	$1,203	$1,013	.00%
Other private placement securities	6/21/2011-5/22/2015	71,973	14,020	.06
Total private placement securities		$73,176	$15,033	.06

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 90.48%	Shares	Value (000)
Financials 18.73%
AIA Group Ltd.	28,908,700	$189,268
HDFC Bank Ltd.[1]	6,684,908	128,077
HDFC Bank Ltd. (ADR)	366,700	22,196
Barclays PLC	33,913,275	138,811
Prudential PLC	4,380,265	105,474
Cheung Kong Property Holdings Ltd.[1]	10,435,836	86,567
Credit Suisse Group AG	2,531,097	69,575
UBS Group AG	3,019,651	64,046
BNP Paribas SA	966,046	58,319
Sun Hung Kai Properties Ltd.	3,345,083	54,201
Commerzbank AG, non-registered shares[1]	4,107,954	52,507
Other securities		552,175
		1,521,216

Consumer discretionary 13.88%
Altice SA1	1,014,127	139,686
Numericable-SFR, non-registered shares[1]	2,011,856	106,639
Toyota Motor Corp.	1,380,700	92,543
Volkswagen AG, nonvoting preferred	361,062	83,726
Sands China Ltd.	16,642,000	56,035
Other securities		649,138
		1,127,767

Health care 13.52%
Novartis AG	3,589,900	353,826
Bayer AG	1,636,326	229,036
Fresenius SE & Co. KGaA	1,381,806	88,656
Grifols, SA, Class B, preferred nonvoting, non-registered shares	1,735,509	53,837
Grifols, SA, Class A, non-registered shares	440,500	17,743
Grifols, SA, Class B (ADR)	396,845	12,290
UCB SA	962,000	69,057
Novo Nordisk A/S, Class B	1,185,000	64,563
Takeda Pharmaceutical Co. Ltd.	1,051,400	50,781
Other securities		158,631
		1,098,420

Information technology 11.31%
Baidu, Inc., Class A (ADR)[1]	864,400	172,085
Tencent Holdings Ltd.	6,206,500	123,865
Samsung Electronics Co., Ltd.	103,840	118,041
Nintendo Co., Ltd.	652,500	109,137
Murata Manufacturing Co., Ltd.	464,900	81,140
MediaTek Inc.	4,935,000	67,496
Gemalto NV	741,864	66,066
ASML Holding NV	617,834	63,851
Other securities		117,136
		918,817

Industrials 11.26%
Airbus Group SE, non-registered shares	2,250,014	145,990
SMC Corp.	324,800	97,837
Safran SA	1,054,000	71,431
Jardine Matheson Holdings Ltd.	1,170,600	66,432
Legrand SA	1,091,500	61,281
CK Hutchison Holdings Ltd.	3,350,836	49,237
Other securities		422,854
		915,062

American Funds Insurance Series

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.78%
Nestlé SA	1,573,200	$113,579
Pernod Ricard SA	799,200	92,306
Associated British Foods PLC	1,443,588	65,121
Other securities		117,328
		388,334

Materials 4.41%
Syngenta AG	186,850	75,943
Other securities		281,940
		357,883

Telecommunication services 3.69%
SoftBank Corp.	2,528,500	148,939
Other securities		150,426
		299,365

Utilities 3.65%
Power Grid Corp. of India Ltd.	62,539,040	137,148
ENN Energy Holdings Ltd.	9,758,000	58,851
Other securities		100,260
		296,259

Energy 3.23%
Royal Dutch Shell PLC, Class B	1,730,000	49,119
Other securities		213,612
		262,731

Miscellaneous 2.02%
Other common stocks in initial period of acquisition		164,332

Total common stocks (cost: $6,031,206,000)		7,350,186

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		350

Total rights & warrants (cost: $370,000)		350

Bonds, notes & other debt instruments 0.93%	Principal amount (000)
U.S. Treasury bonds & notes 0.47%
U.S. Treasury 0.47%
Other securities		38,443

Corporate bonds & notes 0.26%
Other 0.26%
Other securities		21,078

Total corporate bonds & notes		21,078

Bonds & notes of governments & government agencies outside the U.S. 0.20%
Other securities		15,828

Total bonds, notes & other debt instruments (cost: $74,350,000)		75,349

American Funds Insurance Series

International Fund

Short-term securities 8.65%	Principal amount (000)	Value (000)
Fannie Mae 0.17%–0.18% due 9/1/2015–1/4/2016	$75,000	$74,984
Federal Home Loan Bank 0.07%–0.14% due 7/17/2015–9/23/2015	202,700	202,697
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/8/2015[2]	28,500	28,499
Mizuho Funding LLC 0.28% due 9/21/2015[2]	52,900	52,868
National Australia Bank Ltd. 0.18%–0.21% due 9/2/2015–9/14/2015[2]	75,500	75,481
Thunder Bay Funding, LLC 0.20% due 7/16/2015–9/18/2015[2]	58,700	58,679
Victory Receivables Corp. 0.17%–0.18% due 7/13/2015–7/17/2015[2]	27,200	27,198
Other securities		182,450

Total short-term securities (cost: $702,813,000)		702,856
Total investment securities 100.06% (cost: $6,808,739,000)		8,128,741
Other assets less liabilities (0.06)%		(4,876)

Net assets 100.00%		$8,123,865

This summary investment portfolio is designed to streamline the report and help investors better focus on the funds principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $7,815,000, which represented .10% of the net assets of the fund. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $687,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $181,323,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Australian dollars	7/28/2015	UBS AG	$5,403	A$7,000	$ 11
British pounds	7/16/2015	UBS AG	$77,783	£50,000	(770)
Euros	7/15/2015	Bank of America, N.A.	$26,348	€23,445	205
Japanese yen	7/8/2015	Barclays Bank PLC	$11,428	¥1,413,000	(118)
Japanese yen	7/15/2015	UBS AG	$19,005	¥2,348,000	(184)
Japanese yen	7/24/2015	Barclays Bank PLC	$42,641	¥5,269,000	(425)
					$(1,281)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $382,562,000, which represented 4.71% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 84.43%	Shares	Value (000)
Information technology 15.53%
Alcatel-Lucent[1]	16,426,961	$59,849
Murata Manufacturing Co., Ltd.	315,300	55,030
Taiwan Semiconductor Manufacturing Co., Ltd.	9,322,000	42,449
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,263
AAC Technologies Holdings Inc.	8,054,500	45,512
Baidu, Inc., Class A (ADR)[1]	194,700	38,761
Cognizant Technology Solutions Corp., Class A1	435,000	26,574
QIWI PLC, Class B (ADR)	742,021	20,814
Other securities		129,443
		430,695

Financials 14.65%
ICICI Bank Ltd.	5,903,830	28,555
ICICI Bank Ltd. (ADR)	1,000,000	10,420
Citigroup Inc.	560,000	30,934
Fibra Uno Administración, SA de CV	12,586,578	29,878
Housing Development Finance Corp. Ltd.	1,353,000	27,545
American Tower Corp.	245,000	22,856
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,235
AIA Group Ltd.	3,291,600	21,550
HDFC Bank Ltd. (ADR)	208,400	12,615
HDFC Bank Ltd.[1]	390,000	7,472
China Overseas Land & Investment Ltd.	5,492,000	19,378
Other securities		173,029
		406,467

Consumer discretionary 13.99%
Naspers Ltd., Class N	395,419	61,591
Ctrip.com International, Ltd. (ADR)[1]	718,500	52,177
Domino’s Pizza, Inc.	338,000	38,329
Maruti Suzuki India Ltd.	519,500	34,264
Kroton Educacional SA, ordinary nominative	7,805,000	29,848
Toyota Motor Corp.	398,900	26,737
Arcos Dorados Holdings Inc., Class A	4,289,656	22,564
Other securities		122,457
		387,967

Consumer staples 8.61%
Lenta Ltd. (GDR)[1]	3,421,224	25,488
Lenta Ltd. (GDR)[1,2]	932,100	6,944
LT Group, Inc.	104,395,900	32,229
Pernod Ricard SA	208,900	24,128
Magnit PJSC (GDR)	388,100	21,602
Shiseido Co., Ltd.	853,000	19,362
ITC Ltd.	3,715,000	18,385
Other securities		90,785
		238,923

Energy 7.64%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	6,289,853	56,923
Petróleo Brasileiro SA (Petrobras), preferred nominative[1]	563,600	2,304
Reliance Industries Ltd.	3,042,302	47,780
InterOil Corp.[1]	518,000	31,184
Royal Dutch Shell PLC, Class B	600,000	17,036
Royal Dutch Shell PLC, Class B (ADR)	95,000	5,448
Other securities		51,257
		211,932

American Funds Insurance Series

New World Fund

Common stocks (continued)	Shares	Value (000)
Health care 7.32%
Novo Nordisk A/S, Class B	1,035,600	$56,424
Novartis AG	280,500	27,646
Novartis AG (ADR)	134,000	13,178
PerkinElmer, Inc.	450,000	23,688
Other securities		82,204
		203,140

Industrials 5.26%
Cummins Inc.	252,000	33,060
Airbus Group SE, non-registered shares	431,929	28,025
ASSA ABLOY AB, Class B	992,658	18,692
Other securities		66,134
		145,911

Telecommunication services 2.95%
Globe Telecom, Inc.	595,090	33,126
SoftBank Corp.	326,200	19,215
Other securities		29,536
		81,877

Materials 1.95%
Klabin SA, units	3,677,000	22,577
Other securities		31,368
		53,945

Utilities 1.60%
China Resources Gas Group Ltd.	7,498,000	22,248
Other securities		22,002
		44,250

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		136,784

Total common stocks (cost: $2,063,744,000)		2,341,891

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,011

Total preferred securities (cost: $570,000)		1,011

Rights & warrants 0.96%
Consumer staples 0.96%
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,3]	3,790,000	26,526

Total rights & warrants (cost: $29,038,000)		26,526

Bonds, notes & other debt instruments 6.44%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 5.25%
Other securities		145,759

Corporate bonds & notes 1.00%
Energy 0.50%
Petrobras Global Finance Co. 6.25%–6.85% 2024–2115	$3,770	3,265
Petrobras International Finance Co. 3.875% 2016	400	402
Other securities		10,266
		13,933

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other 0.50%
Other securities		$13,680

Total corporate bonds & notes		27,613

U.S. Treasury bonds & notes 0.19%
U.S. Treasury 0.19%
Other securities		5,167

Total bonds, notes & other debt instruments (cost: $182,121,000)		178,539

Short-term securities 8.23%
Commonwealth Bank of Australia 0.19% due 8/28/2015[2]	$20,000	19,995
Fannie Mae 0.16% due 8/17/2015	21,500	21,500
Federal Home Loan Bank 0.06%–0.16% due 7/31/2015–11/16/2015	176,900	176,877
Other securities		9,999

Total short-term securities (cost: $228,325,000)		228,371
Total investment securities 100.10% (cost: $2,503,798,000)		2,776,338
Other assets less liabilities (0.10)%		(2,758)

Net assets 100.00%		$2,773,580

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,226,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Brazilian reais	7/20/2015	UBS AG	$1,014	BRL3,214	$(12)
Brazilian reais	7/24/2015	Citibank	$461	BRL1,450	(2)
Brazilian reais	8/3/2015	Citibank	$284	BRL900	(2)
Colombian pesos	7/13/2015	JPMorgan Chase	$1,281	COP3,279,400	23
Colombian pesos	7/14/2015	Citibank	$1,281	COP3,275,250	26
Colombian pesos	8/3/2015	Citibank	$278	COP725,000	1
Japanese yen	8/10/2015	Bank of America, N.A.	$1,230	¥153,000	(21)
Japanese yen	8/14/2015	UBS AG	$516	¥63,000	1
Mexican pesos	7/13/2015	UBS AG	$695	MXN10,680	16
Mexican pesos	7/20/2015	UBS AG	$3,186	MXN50,100	4
Mexican pesos	8/3/2015	HSBC Bank	$664	MXN10,400	4
South African rand	7/22/2015	Citibank	$2,155	ZAR26,500	(14)
Turkish lira	7/15/2015	UBS AG	$184	TRY500	(2)
					$ 22

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $99,934,000, which represented 3.60% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $52,324,000, which represented 1.89% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 96.18%	Shares	Value (000)
Health care 19.02%
Amgen Inc.	2,694,600	$413,675
Gilead Sciences, Inc.	3,192,635	373,794
AbbVie Inc.	2,814,800	189,126
Medtronic PLC	1,375,000	101,887
Bristol-Myers Squibb Co.	1,125,000	74,858
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	71,038
Novartis AG (ADR)	708,500	69,674
Other securities		70,183
		1,364,235

Industrials 15.43%
Precision Castparts Corp.	779,000	155,699
CSX Corp.	4,096,000	133,734
Norfolk Southern Corp.	1,392,100	121,614
United Parcel Service, Inc., Class B	850,000	82,373
Boeing Co.	580,000	80,458
Union Pacific Corp.	750,000	71,527
General Electric Co.	2,400,000	63,768
General Dynamics Corp.	450,000	63,760
Cummins Inc.	473,100	62,066
Illinois Tool Works Inc.	650,000	59,664
Rockwell Automation	450,000	56,088
United Technologies Corp.	500,000	55,465
Other securities		100,209
		1,106,425

Information technology 14.46%
Western Union Co.	8,225,000	167,214
Intel Corp.	5,150,000	156,637
Texas Instruments Inc.	2,630,000	135,471
Avago Technologies Ltd.	885,000	117,643
Apple Inc.	770,000	96,577
Oracle Corp.	2,395,000	96,519
Google Inc., Class C1	95,260	49,584
Google Inc., Class A1	66,760	36,053
Microsoft Corp.	1,642,600	72,521
Cisco Systems, Inc.	2,010,000	55,195
International Business Machines Corp.	330,000	53,678
		1,037,092

Telecommunication services 11.02%
Verizon Communications Inc.	7,491,339	349,171
AT&T Inc.	7,898,000	280,537
CenturyLink, Inc.	5,475,135	160,860
		790,568

Consumer staples 9.05%
Altria Group, Inc.	3,754,000	183,608
Kraft Foods Group, Inc.	1,076,666	91,667
Philip Morris International Inc.	1,000,000	80,170
Mondelez International, Inc.	1,580,000	65,001
Kimberly-Clark Corp.	500,000	52,985
ConAgra Foods, Inc.	1,200,000	52,464
Other securities		123,493
		649,388

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Energy 6.52%
Canadian Natural Resources, Ltd.	4,524,400	$122,883
Cabot Oil & Gas Corp.	3,395,000	107,078
Halliburton Co.	1,271,000	54,742
Noble Energy, Inc.	1,175,000	50,149
Other securities		132,642
		467,494

Consumer discretionary 5.18%
Johnson Controls, Inc.	2,075,000	102,775
Las Vegas Sands Corp.	1,548,000	81,378
General Motors Co.	2,000,000	66,660
Other securities		120,665
		371,478

Financials 3.93%
JPMorgan Chase & Co.	1,190,000	80,634
American International Group, Inc.	1,146,000	70,846
KeyCorp	3,550,000	53,321
Other securities		77,006
		281,807

Utilities 3.76%
Exelon Corp.	5,913,000	185,786
Other securities		84,305
		270,091

Materials 3.40%
Monsanto Co.	722,400	77,001
Other securities		167,204
		244,205

Miscellaneous 4.41%
Other common stocks in initial period of acquisition		316,118

Total common stocks (cost: $5,413,034,000)		6,898,901

Short-term securities 4.03%	Principal amount (000)
Federal Home Loan Bank 0.08%–0.18% due 7/31/2015–12/11/2015	$117,200	117,178
General Electric Co. 0.06% due 7/1/2015	15,000	15,000
Jupiter Securitization Co., LLC 0.36% due 12/2/2015[2]	8,100	8,086
United Technologies Corp. 0.12% due 8/3/2015[2]	24,700	24,696
Other securities		123,675

Total short-term securities (cost: $288,598,000)		288,635
Total investment securities 100.21% (cost: $5,701,632,000)		7,187,536
Other assets less liabilities (0.21)%		(14,866)

Net assets 100.00%		$7,172,670

American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $82,773,000, which represented 1.15% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 96.98%	Shares	Value (000)
Financials 22.55%
AXA SA	1,634,360	$41,233
Banco Santander, SA1	3,093,637	21,604
Banco Santander, SA (ADR)	2,000,000	14,020
CME Group Inc., Class A	365,500	34,013
JPMorgan Chase & Co.	346,800	23,499
Wells Fargo & Co.	330,000	18,559
Suncorp Group Ltd.	1,757,191	18,208
Sun Hung Kai Properties Ltd.	1,094,201	17,730
ICICI Bank Ltd. (ADR)	1,575,000	16,412
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,140,000	15,398
Iron Mountain Inc.	495,905	15,373
Crown Castle International Corp.	163,000	13,089
Other securities		171,642
		420,780

Consumer discretionary 13.34%
D.R. Horton, Inc.	1,000,000	27,360
Home Depot, Inc.	178,000	19,781
GameStop Corp., Class A	440,000	18,902
HUGO BOSS AG	150,000	16,765
Comcast Corp., Class A	255,000	15,336
Toll Brothers, Inc.[1]	400,000	15,276
McDonald’s Corp.	135,000	12,834
Carnival Corp., units	250,000	12,348
Other securities		110,299
		248,901

Industrials 12.03%
United Continental Holdings, Inc.[1]	500,000	26,505
Geberit AG	60,000	20,003
Masco Corp.	700,000	18,669
Lockheed Martin Corp.	100,000	18,590
Airbus Group SE, non-registered shares	284,000	18,427
American Airlines Group Inc.	445,000	17,771
Abertis Infraestructuras, SA, Class A	969,750	15,903
Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,2]	48,487	795
Other securities		87,771
		224,434

Information technology 11.03%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,290,800	60,521
Microsoft Corp.	972,000	42,914
Cisco Systems, Inc.	650,000	17,849
Avago Technologies Ltd.	125,000	16,616
ASM Pacific Technology Ltd.	1,477,000	14,634
Other securities		53,272
		205,806

Health care 10.74%
Merck & Co., Inc.	763,900	43,489
Novartis AG	349,000	34,398
Vertex Pharmaceuticals Inc.[1]	238,877	29,497
UnitedHealth Group Inc.	187,100	22,826
Pfizer Inc.	451,000	15,122
Other securities		55,177
		200,509

American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)
Telecommunication services 7.92%
Orange SA	1,970,000	$30,330
Globe Telecom, Inc.	440,390	24,515
TalkTalk Telecom Group PLC	3,704,000	22,261
MTN Group Ltd.	1,100,000	20,683
AT&T Inc.	525,000	18,648
KDDI Corp.	600,000	14,482
Other securities		16,888
		147,807

Consumer staples 6.68%
British American Tobacco PLC	338,500	18,163
Philip Morris International Inc.	175,000	14,030
Other securities		92,470
		124,663

Materials 4.69%
Newmont Mining Corp.	1,000,000	23,360
Dow Chemical Co.	335,000	17,142
Rio Tinto PLC	318,000	13,061
Other securities		33,882
		87,445

Energy 3.74%
Other securities		69,764

Utilities 3.65%
Exelon Corp.	500,000	15,710
Other securities		52,384
		68,094

Miscellaneous 0.61%
Other common stocks in initial period of acquisition		11,451

Total common stocks (cost: $1,525,385,000)		1,809,654

Preferred securities 0.02%
Consumer discretionary 0.02%
Other securities		427

Total preferred securities (cost: $256,000)		427

Bonds, notes & other debt instruments 0.52%	Principal amount (000)
Corporate bonds & notes 0.27%
Consumer discretionary 0.27%
Other securities		5,111

U.S. Treasury bonds & notes 0.25%
U.S. Treasury 0.25%
Other securities		4,553

Total bonds, notes & other debt instruments (cost: $9,651,000)		9,664

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 2.35%	Principal amount (000)	Value (000)
General Electric Co. 0.06% due 7/1/2015	$14,600	$14,600
Thunder Bay Funding, LLC 0.34% due 12/4/2015[3]	20,000	19,966
Other securities		9,200

Total short-term securities (cost: $43,770,000)		43,766
Total investment securities 99.87% (cost: $1,579,062,000)		1,863,511
Other assets less liabilities 0.13%		2,494

Net assets 100.00%		$1,866,005

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,087,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/10/2015	HSBC Bank	$1,069	A$1,400	$ (11)
Euros	8/6/2015	Citibank	$9,446	€8,425	49
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	— [4]
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	(1)
Japanese yen	7/9/2015	Bank of America, N.A.	$162	¥20,000	(2)
Japanese yen	7/13/2015	JPMorgan Chase	$52	¥6,500	(1)
Japanese yen	7/14/2015	JPMorgan Chase	$9,577	¥1,150,000	178
Japanese yen	7/29/2015	Bank of America, N.A.	$1,942	¥238,000	(3)
Japanese yen	8/10/2015	Bank of America, N.A.	$52	¥6,500	(1)
Japanese yen	8/14/2015	UBS AG	$53	¥6,500	— [4]
					$208

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
Rickmers Maritime	54,840,000	239,492	—	55,079,492	$658	$10,633

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,286,000, which represented .34% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,966,000, which represented 1.07% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 94.37%	Shares	Value (000)
Health care 18.73%
Gilead Sciences, Inc.	8,080,000	$946,006
Amgen Inc.	5,000,400	767,661
Express Scripts Holding Co.[1]	2,825,309	251,283
Stryker Corp.	2,385,241	227,958
Hologic, Inc.[1]	5,661,300	215,469
Humana Inc.	997,600	190,821
Alexion Pharmaceuticals, Inc.[1]	1,045,000	188,905
UnitedHealth Group Inc.	1,518,396	185,244
Medtronic PLC	2,499,000	185,176
Illumina, Inc.[1]	847,800	185,126
Merck & Co., Inc.	3,005,380	171,096
Other securities		1,185,821
		4,700,566

Information technology 14.68%
Google Inc., Class A1	606,000	327,264
Google Inc., Class C1	561,336	292,181
Texas Instruments Inc.	11,155,959	574,643
Oracle Corp.	10,352,001	417,186
Microsoft Corp.	9,373,727	413,850
Intel Corp.	7,568,000	230,181
Accenture PLC, Class A	2,170,500	210,061
Yahoo! Inc.[1]	4,538,000	178,298
Apple Inc.	1,286,700	161,384
Other securities		878,578
		3,683,626

Consumer discretionary 13.28%
Amazon.com, Inc.[1]	1,454,000	631,167
Home Depot, Inc.	2,845,400	316,209
Time Warner Inc.	3,275,000	286,268
General Motors Co.	6,952,256	231,719
Netflix, Inc.[1]	282,300	185,454
Comcast Corp., Class A	2,911,000	175,068
Other securities		1,504,961
		3,330,846

Industrials 9.59%
General Dynamics Corp.	1,973,000	279,554
CSX Corp.	7,524,200	245,665
Union Pacific Corp.	2,387,200	227,667
Precision Castparts Corp.	1,061,813	212,225
Other securities		1,441,822
		2,406,933

Financials 8.93%
State Street Corp.	2,980,800	229,521
Wells Fargo & Co.	4,010,900	225,573
Crown Castle International Corp.	2,682,400	215,397
Marsh & McLennan Companies, Inc.	3,426,100	194,260
JPMorgan Chase & Co.	2,559,300	173,418
Other securities		1,203,516
		2,241,685

Consumer staples 7.70%
Philip Morris International Inc.	4,578,330	367,045
Coca-Cola Co.	5,862,500	229,986
Altria Group, Inc.	4,050,700	198,120
CVS Health Corp.	1,670,000	175,150
Other securities		961,377
		1,931,678

American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Materials 6.72%
Celanese Corp., Series A	5,930,400	$426,277
Dow Chemical Co.	5,113,500	261,658
Monsanto Co.	2,323,643	247,677
Other securities		749,346
		1,684,958

Energy 6.49%
ConocoPhillips	3,434,460	210,910
EOG Resources, Inc.	2,214,300	193,862
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	185,340
Schlumberger Ltd.	2,055,000	177,121
Other securities		861,734
		1,628,967

Telecommunication services 2.19%
Verizon Communications Inc.	9,429,701	439,519
Other securities		108,572
		548,091

Utilities 1.07%
Other securities		269,055

Miscellaneous 4.99%
Other common stocks in initial period of acquisition		1,253,064

Total common stocks (cost: $16,787,233,000)		23,679,469

Rights & warrants 0.01%
Consumer discretionary 0.01%
Other securities		3,412

Total rights & warrants (cost: $3,907,000)		3,412

Convertible stocks 0.03%
Financials 0.03%
Other securities		6,264

Total convertible stocks (cost: $6,000,000)		6,264

American Funds Insurance Series

Growth-Income Fund

Convertible bonds 0.13%	Principal amount (000)	Value (000)
Information technology 0.13%
Other securities		$33,292

Total convertible bonds (cost: $27,669,000)		33,292

Bonds, notes & other debt instruments 0.07%
Corporate bonds & notes 0.07%
Telecommunication services 0.07%
Other securities		18,471

Total bonds, notes & other debt instruments (cost: $16,700,000)		18,471

Short-term securities 5.35%
Coca-Cola Co. 0.13%–0.22% due 7/10/2015–10/20/2015[2]	$90,000	89,975
Fannie Mae 0.10%–0.17% due 8/3/2015–12/1/2015	220,000	219,965
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–1/26/2016	504,000	503,940
Freddie Mac 0.10%–0.19% due 7/23/2015–11/16/2015	237,400	237,374
Other securities		290,020

Total short-term securities (cost: $1,341,072,000)		1,341,274
Total investment securities 99.96% (cost: $18,182,581,000)		25,082,182
Other assets less liabilities 0.04%		9,970

Net assets 100.00%		$25,092,152

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security which was valued under fair value procedures was $83,837,000, which represented .33% of the net assets of the fund. One of the securities in “Other securities” (with a value of $6,264,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $281,604,000, which represented 1.12% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 89.01%	Shares	Value (000)
Financials 22.52%
Prudential PLC	1,107,824	$26,676
Cheung Kong Property Holdings Ltd.[1]	2,233,348	18,526
Barclays PLC	3,887,562	15,912
St. James’s Place PLC	1,048,000	14,919
BNP Paribas SA	233,700	14,108
Wharf (Holdings) Ltd.	2,071,000	13,786
Siam Commercial Bank PCL	2,936,000	13,517
bank muscat (SAOG)	7,092,750	10,134
Banco Bilbao Vizcaya Argentaria, SA	651,122	6,382
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	3,213
RioCan Real Estate Investment Trust	412,900	8,850
Other securities		97,514
		243,537

Consumer discretionary 14.54%
H & M Hennes & Mauritz AB, Class B	460,700	17,739
Kering SA	75,680	13,512
GKN PLC	1,832,000	9,629
Whitbread PLC	119,297	9,271
HUGO BOSS AG	80,420	8,988
Barratt Developments PLC	879,000	8,487
Numericable-SFR, non-registered shares[1]	157,435	8,345
L’Occitane International SA	2,840,000	8,097
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	7,935
Porsche Automobil Holding SE, nonvoting preferred	94,000	7,919
Other securities		57,334
		157,256

Consumer staples 11.64%
Philip Morris International Inc.	396,300	31,772
Imperial Tobacco Group PLC	338,763	16,325
Japan Tobacco Inc.	446,600	15,912
British American Tobacco PLC	292,400	15,690
CALBEE, Inc.	284,400	11,991
Nestlé SA	124,000	8,952
Glanbia PLC	428,000	8,412
Associated British Foods PLC	184,080	8,304
Other securities		8,507
		125,865

Utilities 9.98%
EDP - Energias de Portugal, SA	10,961,084	41,609
SSE PLC	1,194,648	28,832
Power Assets Holdings Ltd.	1,013,000	9,239
Other securities		28,309
		107,989

Health care 9.66%
Novartis AG	429,870	42,369
Orion Oyj, Class B	429,600	15,029
Sonic Healthcare Ltd.	618,000	10,190
Bayer AG	59,423	8,317
Other securities		28,532
		104,437

Industrials 5.62%
CK Hutchison Holdings Ltd.	1,283,348	18,857
ASSA ABLOY AB, Class B	620,400	11,682
Other securities		30,207
		60,746

American Funds Insurance Series

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 5.04%
Royal Dutch Shell PLC, Class A (GBP denominated)	634,500	$17,811
BP PLC	2,013,200	13,290
Veresen Inc.	922,000	12,468
Other securities		11,008
		54,577
Telecommunication services 4.47%
China Mobile Ltd.	700,000	8,963
Other securities		39,388
		48,351
Materials 3.02%
Fortescue Metals Group Ltd.	6,300,000	9,284
Other securities		23,357
		32,641
Information technology 1.74%
Other securities		18,860

Miscellaneous 0.78%
Other common stocks in initial period of acquisition		8,411

Total common stocks (cost: $928,253,000)		962,670

Convertible bonds 0.24%	Principal amount (000)
Financials 0.24%
Other securities		2,574

Total convertible bonds (cost: $2,818,000)		2,574

Bonds, notes & other debt instruments 1.98%
Corporate bonds & notes 1.13%
Materials 0.95%
FMG Resources 9.75% 2022[2]	$7,750	8,021
Other securities		2,285
		10,306

Other 0.18%
Other securities		1,903

Total corporate bonds & notes		12,209

Bonds & notes of governments & government agencies outside the U.S. 0.85%
Other securities		9,191

Total bonds, notes & other debt instruments (cost: $21,814,000)		21,400

Short-term securities 9.73%
American Honda Finance Corp. 0.13% due 8/24/2015	15,600	15,596
Fannie Mae 0.13% due 9/14/2015	13,300	13,299
Federal Home Loan Bank 0.13%–0.17% due 8/7/2015–12/9/2015	20,500	20,497
Freddie Mac 0.05% due 8/31/2015	10,000	10,000
John Deere Capital Corp. 0.13% due 8/17/2015[2]	15,000	14,997

American Funds Insurance Series

International Growth and Income Fund

Short-term securities	Principal amount (000)	Value (000)
Nordea Bank AB 0.12% due 7/6/2015[2]	$15,000	$15,000
Thunder Bay Funding, LLC 0.40% due 12/17/2015[2]	8,600	8,584
Other securities		7,300

Total short-term securities (cost: $105,266,000)		105,273
Total investment securities 100.96% (cost: $1,058,151,000)		1,091,917
Other assets less liabilities (0.96)%		(10,382)

Net assets 100.00%		$1,081,535

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,497,000, which represented 4.58% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder
Summary investment portfolio June 30, 2015	unaudited

Common stocks 81.85%	Shares	Value (000)
Financials 15.11%
Swedbank AB, Class A	109,003	$2,542
Sampo Oyj, Class A	53,677	2,528
Bank of China Ltd., Class H	3,307,000	2,150
BB&T Corp.	43,280	1,745
Wells Fargo & Co.	29,200	1,642
Mercury General Corp.	25,110	1,398
CME Group Inc., Class A	13,995	1,303
Iron Mountain Inc.	35,495	1,100
PNC Financial Services Group, Inc.	11,000	1,052
Other securities		5,838
		21,298

Consumer staples 12.41%
Philip Morris International Inc.	50,875	4,079
Coca-Cola Co.	60,745	2,383
Altria Group, Inc.	48,610	2,377
Unilever PLC	48,610	2,085
Japan Tobacco Inc.	46,400	1,653
Kraft Foods Group, Inc.	11,335	965
Other securities		3,950
		17,492

Utilities 8.38%
SSE PLC	151,558	3,658
National Grid PLC	166,140	2,133
Other securities		6,022
		11,813

Energy 7.97%
ConocoPhillips	43,215	2,654
Kinder Morgan, Inc.	58,700	2,253
Royal Dutch Shell PLC, Class B	62,960	1,788
Exxon Mobil Corp.	16,400	1,364
Helmerich & Payne, Inc.	19,100	1,345
Other securities		1,830
		11,234

Telecommunication services 7.96%
Verizon Communications Inc.	67,451	3,144
Singapore Telecommunications Ltd.	545,700	1,706
HKT Trust and HKT Ltd., units	1,242,340	1,462
AT&T Inc.	28,180	1,001
Other securities		3,907
		11,220

Health care 7.48%
Pfizer Inc.	99,180	3,326
AstraZeneca PLC	31,550	1,993
AstraZeneca PLC (ADR)	18,790	1,197
GlaxoSmithKline PLC	79,400	1,650
Novartis AG	14,370	1,416
Other securities		955
		10,537

Consumer discretionary 7.34%
Daimler AG	19,788	1,801
Greene King PLC	106,320	1,411
Electrolux AB, Series B	31,563	989
Other securities		6,144
		10,345

American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Information technology 6.49%
Microsoft Corp.	66,260	$2,925
Xilinx, Inc.	29,840	1,318
VTech Holdings Ltd.	98,700	1,310
Paychex, Inc.	21,310	999
Texas Instruments Inc.	19,230	991
Other securities		1,604
		9,147

Industrials 4.45%
BAE Systems PLC	210,200	1,490
Lockheed Martin Corp.	5,555	1,033
Other securities		3,753
		6,276

Materials 3.38%
Dow Chemical Co.	24,015	1,229
Other securities		3,537
		4,766

Miscellaneous 0.88%
Other common stocks in initial period of acquisition		1,236

Total common stocks (cost: $119,252,000)		115,364

Convertible stocks 0.33%
Financials 0.33%
Other securities		470

Total convertible stocks (cost: $473,000)		470

Bonds, notes & other debt instruments 14.25%	Principal amount (000)
Mortgage-backed obligations 7.09%
Federal agency mortgage-backed obligations 7.09%
Fannie Mae 3.50% 2045[1,2]	$1,500	1,539
Government National Mortgage Assn. 3.50% 2045[1,2]	4,125	4,274
Government National Mortgage Assn. 4.00% 2045[1,2]	2,000	2,114
Government National Mortgage Assn. 4.36%–6.85% 2059–2063[2]	1,925	2,073
		10,000

Corporate bonds & notes 3.07%
Financials 1.13%
BB&T Corp. 6.85% 2019	100	117
Wells Fargo & Co. 5.625% 2017	100	110
Other securities		1,371
		1,598

Energy 0.38%
Kinder Morgan Energy Partners, LP 5.30% 2020	100	109
Other securities		428
		537

Telecommunication services 0.16%
Verizon Communications Inc. 4.50%–5.50% 2018–2020	200	218

Other 1.40%
Other securities		1,970

Total corporate bonds & notes		4,323

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 2.79%
U.S. Treasury 2.42%
U.S. Treasury 8.00% 2021	$2,500	$3,409

U.S. Treasury inflation-protected securities 0.37%
U.S. Treasury Inflation-Protected Securities 0.75%–1.38% 2044–2045[3]	557	518

Total U.S. Treasury bonds & notes		3,927

Asset-backed obligations 1.30%
Other securities		1,838

Total bonds, notes & other debt instruments (cost: $20,164,000)		20,088

Short-term securities 9.15%
Emerson Electric Co. 0.12% due 7/21/2015[4]	1,000	1,000
Federal Home Loan Bank 0.06% due 7/17/2015–8/21/2015	4,200	4,200
Freddie Mac 0.07% due 9/8/2015	2,800	2,800
General Electric Co. 0.06% due 7/1/2015	2,000	2,000
John Deere Financial Ltd. 0.12% due 7/7/2015[4]	2,000	2,000
Other securities		900

Total short-term securities (cost: $12,899,000)		12,900
Total investment securities 105.58% (cost: $152,788,000)		148,822
Other assets less liabilities (5.58)%		(7,866)

Net assets 100.00%		$140,956

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security, which was valued under fair value procedures, was $181,000, which represented .13% of the net assets of the fund. This security (with a cost of $182,000) was acquired on 4/7/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Purchased on a TBA basis.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,139,000, which represented 2.94% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 67.38%	Shares	Value (000)
Information technology 12.20%
Microsoft Corp.	15,325,000	$676,599
ASML Holding NV (New York registered)	2,182,000	227,212
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,500,000	215,745
Intel Corp.	6,815,000	207,278
VeriSign, Inc.[1]	2,675,000	165,101
Texas Instruments Inc.	3,000,000	154,530
KLA-Tencor Corp.	2,500,000	140,525
Other securities		403,661
		2,190,651

Consumer discretionary 11.03%
Comcast Corp., Class A	7,040,000	423,385
Amazon.com, Inc.[1]	765,000	332,079
Home Depot, Inc.	2,405,000	267,268
Twenty-First Century Fox, Inc., Class A	5,850,000	190,388
Walt Disney Co.	1,150,000	131,261
VF Corp.	1,800,000	125,532
General Motors Co.	3,500,000	116,655
NIKE, Inc., Class B	1,040,000	112,341
Other securities		280,480
		1,979,389

Financials 9.43%
JPMorgan Chase & Co.	4,825,000	326,942
ACE Ltd.	2,620,000	266,402
Citigroup Inc.	2,750,000	151,910
First Republic Bank	2,200,000	138,666
PNC Financial Services Group, Inc.	1,200,000	114,780
Other securities		694,915
		1,693,615

Health care 8.72%
Merck & Co., Inc.	5,850,000	333,040
Incyte Corp.[1]	2,000,000	208,420
UnitedHealth Group Inc.	1,675,000	204,350
Johnson & Johnson	2,075,000	202,229
Humana Inc.	1,019,000	194,914
Pfizer Inc.	4,910,000	164,632
Roche Holding AG	400,000	112,092
Other securities		144,783
		1,564,460
Industrials 8.69%
Lockheed Martin Corp.	2,115,000	393,178
Boeing Co.	1,720,000	238,598
Robert Half International Inc.	2,200,000	122,100
		1,560,422

Energy 5.81%
Weatherford International PLC[1]	15,000,000	184,050
Noble Energy, Inc.	3,700,000	157,916
Chevron Corp.	1,625,000	156,764
Concho Resources Inc.[1]	1,288,816	146,744
Other securities		397,007
		1,042,481

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.83%
Philip Morris International Inc.	2,850,000	$228,485
Unilever NV	3,445,000	144,139
Coca-Cola Co.	3,440,000	134,951
Other securities		359,526
		867,101

Materials 4.17%
FMC Corp.	3,350,000	176,042
LyondellBasell Industries NV	1,500,000	155,280
Dow Chemical Co.	2,500,000	127,925
Other securities		289,864
		749,111

Telecommunication services 0.70%
Other securities		126,225

Miscellaneous 1.80%
Other common stocks in initial period of acquisition		322,835

Total common stocks (cost: $8,658,456,000)		12,096,290

Rights & warrants 0.00%
Consumer discretionary 0.00%
Other securities		—

Total rights & warrants (cost: $7,911,000)		—

Convertible stocks 0.06%
Industrials 0.06%
Other securities		10,706

Total convertible stocks (cost: $15,028,000)		10,706

Bonds, notes & other debt instruments 24.75%	Principal amount (000)
U.S. Treasury bonds & notes 10.86%
U.S. Treasury 8.87%
U.S. Treasury 0.25% 2015	$124,000	124,025
U.S. Treasury 1.50% 2016[2]	137,000	138,600
U.S. Treasury 0.625% 2018	138,000	136,682
U.S. Treasury 1.50% 2019	400,000	403,468
U.S. Treasury 1.25% 2020	347,000	342,149
U.S. Treasury 1.13%–7.25% 2015–2045	443,500	447,295
		1,592,219

U.S. Treasury inflation-protected securities 1.99%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	180,954	181,401
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	152,520	159,410
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	18,170	16,412
		357,223

Total U.S. Treasury bonds & notes		1,949,442

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 7.86%
Financials 1.42%
ACE INA Holdings Inc. 3.15% 2025	$3,255	$3,179
JPMorgan Chase & Co. 1.35%–3.25% 2017–2025	6,715	6,596
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,184
Other securities		241,868
		254,827

Health care 1.39%
Pfizer Inc. 4.40% 2044	3,000	2,956
Other securities		246,164
		249,120

Consumer discretionary 0.56%
Amazon.com, Inc. 4.80% 2034	6,000	5,961
Comcast Corp. 4.75%–5.65% 2035–2044	5,250	5,528
Home Depot, Inc. 2.625% 2022	5,500	5,416
Other securities		83,202
		100,107

Consumer staples 0.30%
Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,811
Other securities		46,521
		53,332

Other 4.19%
Other securities		753,416

Total corporate bonds & notes		1,410,802

Mortgage-backed obligations 3.87%
Federal agency mortgage-backed obligations 3.20%
Fannie Mae 0%–7.50% 2021–2047[4,5]	233,459	248,738
Freddie Mac 3.50%–6.50% 2023–2045[4,5,6]	81,048	85,508
Government National Mortgage Assn. 3.50% 2045[4,5]	117,000	120,894
Government National Mortgage Assn. 4.00% 2045[4,5]	112,000	118,527
		573,667

Other 0.67%
Other securities		121,857

Total mortgage-backed obligations		695,524

Federal agency bonds & notes 1.57%
Fannie Mae 0.50%–3.51% 2015–2024[4,6]	133,772	135,270
Freddie Mac 0.75%–3.24% 2016–2025[4,6]	143,523	145,065
Other securities		1,602

Total federal agency bonds & notes		281,937

Other 0.59%
Other securities		105,457

Total bonds, notes & other debt instruments (cost: $4,457,831,000)		4,443,162

Short-term securities 9.83%
Chevron Corp. 0.12% due 9/21/2015[7]	38,100	38,083
Fannie Mae 0.12%–0.13% due 8/26/2015–9/14/2015	93,200	93,197
Federal Home Loan Bank 0.07%–0.20% due 7/15/2015–1/26/2016	920,500	920,397
Freddie Mac 0.10%–0.18% due 7/7/2015–1/20/2016	254,600	254,545
Pfizer Inc 0.15% due 7/9/2015[7]	50,000	49,999

American Funds Insurance Series

Asset Allocation Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.11% due 7/2/2015	$19,960	$19,960
Walt Disney Co. 0.10% due 7/29/2015[7]	50,000	49,996
Other securities		338,512

Total short-term securities (cost: $1,764,471,000)		1,764,689
Total investment securities 102.02% (cost: $14,903,697,000)		18,314,847
Other assets less liabilities (2.02)%		(363,368)

Net assets 100.00%		$17,951,479

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $58,476,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $7,600,000, an aggregate cost of $28,713,000, and which represented ..04% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,022,000, which represented .33% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $437,500,000 over the prior 12-month period.

						Unrealized
						appreciation
						(depreciation)
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$ 126
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,084
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	119
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(564)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(4,276)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(39)
						$(3,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,854,000, which represented .06% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $937,293,000, which represented 5.22% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund
Summary investment portfolio June 30, 2015	unaudited

Common stocks 63.40%	Shares	Value (000)
Financials 10.44%
ORIX Corp.	195,000	$2,901
Banco Santander, SA1	393,878	2,751
Link Real Estate Investment Trust	429,509	2,516
AIA Group Ltd.	380,000	2,488
JPMorgan Chase & Co.	35,700	2,419
Bankia, SA1	1,179,000	1,496
Other securities		8,482
		23,053

Industrials 9.43%
BAE Systems PLC	447,400	3,172
General Electric Co.	93,700	2,490
Boeing Co.	16,000	2,219
KONE Oyj, Class B	49,600	2,013
Robert Half International Inc.	30,000	1,665
Randstad Holding NV	22,947	1,494
Other securities		7,758
		20,811

Health care 8.61%
Merck & Co., Inc.	79,120	4,504
Humana Inc.	20,830	3,984
Novartis AG	27,860	2,746
Pfizer Inc.	74,000	2,481
Novo Nordisk A/S, Class B	25,000	1,362
Other securities		3,935
		19,012

Information technology 8.39%
ASML Holding NV	47,969	4,957
Microsoft Corp.	103,000	4,547
Nintendo Co., Ltd.	19,000	3,178
Murata Manufacturing Co., Ltd.	12,600	2,199
Taiwan Semiconductor Manufacturing Co., Ltd.	300,000	1,366
Other securities		2,268
		18,515

Consumer staples 8.37%
Pernod Ricard SA	22,220	2,566
Coca-Cola Co.	57,000	2,236
Nestlé SA	27,200	1,964
British American Tobacco PLC	35,950	1,929
Altria Group, Inc.	31,000	1,516
SABMiller PLC	28,500	1,479
Costco Wholesale Corp.	10,170	1,374
Other securities		5,428
		18,492

Consumer discretionary 6.45%
Comcast Corp., Class A	49,930	3,003
Home Depot, Inc.	21,030	2,337
SES SA, Class A (FDR)	53,700	1,804
Amazon.com, Inc.[1]	4,100	1,780
HUGO BOSS AG	12,600	1,408
Other securities		3,911
		14,243

American Funds Insurance Series

Global Balanced Fund

Common stocks (continued)	Shares		Value (000)
Energy 4.72%
Royal Dutch Shell PLC, Class B		94,420	$2,681
ConocoPhillips		32,106	1,972
Chevron Corp.		17,530	1,691
Schlumberger Ltd.		17,900	1,543
Other securities			2,526
			10,413

Materials 3.94%
Dow Chemical Co.		40,000	2,047
E.I. du Pont de Nemours and Co.		28,000	1,791
MeadWestvaco Corp.		31,500	1,486
Other securities			3,367
			8,691

Telecommunication services 1.88%
Orange SA		110,000	1,694
Other securities			2,469
			4,163

Utilities 1.07%
EDP - Energias de Portugal, SA		625,000	2,373

Miscellaneous 0.10%
Other common stocks in initial period of acquisition			213

Total common stocks (cost: $118,307,000)			139,979

Preferred securities 0.07%
Financials 0.07%
Other securities			165

Total preferred securities (cost: $150,000)			165

Convertible bonds 0.16%	Principal amount (000)
Consumer staples 0.16%
Other securities			357

Total convertible bonds (cost: $505,000)			357

Bonds, notes & other debt instruments 31.06%
Bonds & notes of governments & government agencies outside the U.S. 12.65%
Japanese Government 0.10%–2.30% 2016–2044[2]		¥358,760	3,078
Polish Government 4.00%–5.75% 2017–2023	PLN	5,340	1,591
Polish Government, Series 1020, 5.25% 2020		4,650	1,389
United Kingdom 1.75%–4.75% 2019–2046		£2,110	3,511
United Mexican States Government 2.00%–10.00% 2017–2040[2]	MXN	42,087	3,016
United Mexican States Government Global 4.60% 2046		$200	186
Other securities			15,155
			27,926

U.S. Treasury bonds & notes 8.86%
U.S. Treasury 7.45%
U.S. Treasury 1.625% 2019		1,575	1,589
U.S. Treasury 1.25% 2020		1,950	1,923
U.S. Treasury 1.50% 2020		1,500	1,491
U.S. Treasury 0.25%–4.38% 2015–2045		11,428	11,437
			16,440

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 1.41%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2044[2]	$3,119	$3,117

Total U.S. Treasury bonds & notes		19,557

Corporate bonds & notes 6.59%
Financials 1.94%
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	135	144
Other securities		4,110
		4,282

Health care 0.91%
Humana Inc. 3.15% 2022	100	96
Novartis Capital Corp. 3.40% 2024	100	102
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Pfizer Inc. 4.40% 2044	200	197
Other securities		1,594
		2,017

Energy 0.90%
Shell International Finance BV 3.25%–4.38% 2025–2045	75	74
Other securities		1,910
		1,984

Consumer staples 0.62%
Coca- Cola Co. 1.80% 2016	85	86
Pernod Ricard SA 4.45% 2022[3]	150	158
Other securities		1,126
		1,370

Industrials 0.41%
General Electric Capital Corp. 2.30%–3.15% 2017–2022	215	218
Other securities		682
		900

Consumer discretionary 0.39%
Comcast Corp. 4.65%–4.75% 2042–2044	105	105
Other securities		769
		874

Other 1.42%
Other securities		3,126

Total corporate bonds & notes		14,553

Mortgage-backed obligations 2.81%
Federal agency mortgage-backed obligations 1.98%
Government National Mortgage Assn. 3.50% 2045[4,5]	2,850	2,952
Government National Mortgage Assn. 4.00% 2045[4,5]	270	286
Other securities		1,134
		4,372

Other 0.83%
Other securities		1,841

Total mortgage-backed obligations		6,213

Asset-backed obligations 0.15%
Other securities		322

Total bonds, notes & other debt instruments (cost: $71,039,000)		68,571

American Funds Insurance Series

Global Balanced Fund

Short-term securities 6.80%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.06%–0.08% due 7/24/2015– 8/17/2015	$10,100	$10,100
General Electric Co. 0.06% due 7/1/2015	4,900	4,900

Total short-term securities (cost: $14,999,000)		15,000
Total investment securities 101.49% (cost: $205,000,000)		224,072
Other assets less liabilities (1.49)%		(3,281)

Net assets 100.00%		$220,791

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $686,000, which represented ..31% of the net assets of the fund. One of the securities in “Other securities” (with a value of $122,000, a cost of $123,000, and which represented .06% of the net assets of the fund) was acquired on 4/7/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $9,876,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation)
					appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	7/21/2015	Citibank	€171	$194	$ (3)
Euros	8/6/2015	UBS AG	€1,052	$1,200	(26)
Hungarian forints	7/23/2015	Bank of America, N.A.	HUF40,708	$147	(3)
Japanese yen	7/13/2015	HSBC Bank	¥43,321	$350	4
Japanese yen	7/15/2015	UBS AG	¥58,364	$470	7
Japanese yen	7/16/2015	HSBC Bank	¥87,250	$702	11
Japanese yen	7/24/2015	HSBC Bank	¥49,659	$400	6
Japanese yen	7/24/2015	HSBC Bank	¥23,918	$195	1
Japanese yen	8/6/2015	UBS AG	¥45,688	$370	3
Japanese yen	8/24/2015	HSBC Bank	¥43,305	$353	1
					$ 1
Sales:
British pounds	7/8/2015	HSBC Bank	$1,094	£720	(37)
British pounds	7/9/2015	Citibank	$305	£200	(9)
British pounds	7/15/2015	Bank of America, N.A.	C$382	£200	(9)
Euros	7/24/2015	Bank of New York Mellon	¥69,549	€500	11
Euros	7/29/2015	UBS AG	$329	€300	(5)
Japanese yen	7/23/2015	JPMorgan Chase	$1,014	¥125,000	(8)
Japanese yen	7/24/2015	Bank of New York Mellon	$579	¥71,000	(1)
Norwegian kroner	7/23/2015	Citibank	$258	NKr2,000	3
Polish zloty	8/14/2015	JPMorgan Chase	$279	PLN1,050	—
South African rand	7/22/2015	UBS AG	$161	ZAR1,975	(1)
South African rand	8/6/2015	JPMorgan Chase	$204	ZAR2,500	(1)
Swedish kronor	7/10/2015	Citibank	$345	SKr2,900	(5)
					$ (62)
Forward currency contracts — net					$ (61)

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,294,000, which represented 1.94% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.

Key to abbreviations and symbols

FDR = Fiduciary Depository Receipts

TBA = To be announced

C$ = Canadian dollars

€ = Euros

£ = British pounds

HUF = Hungarian forints

¥ = Japanese yen

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 92.52%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 34.81%
U.S. Treasury 31.07%
U.S. Treasury 0.75% 2017[1]	$44,279	$44,367
U.S. Treasury 8.75% 2017	50,000	57,578
U.S. Treasury 1.25% 2018	218,100	218,748
U.S. Treasury 1.375% 2018	87,750	88,593
U.S. Treasury 1.50% 2018	86,875	87,975
U.S. Treasury 1.50% 2019	95,000	94,944
U.S. Treasury 1.50% 2019	74,375	75,020
U.S. Treasury 1.625% 2019	179,250	180,594
U.S. Treasury 1.625% 2019	152,625	153,854
U.S. Treasury 1.625% 2019	137,900	138,358
U.S. Treasury 1.625% 2019	85,000	85,747
U.S. Treasury 1.75% 2019	75,000	75,844
U.S. Treasury 1.125% 2020	67,300	65,797
U.S. Treasury 1.25% 2020	88,700	87,460
U.S. Treasury 1.25% 2020	44,425	43,738
U.S. Treasury 1.375% 2020	68,250	67,383
U.S. Treasury 8.75% 2020	40,000	53,922
U.S. Treasury 2.125% 2021	80,000	80,502
U.S. Treasury 1.50% 2022	100,000	96,687
U.S. Treasury 1.75% 2022	200,000	196,068
U.S. Treasury 1.75% 2022	50,000	48,981
U.S. Treasury 1.875% 2022	70,000	69,119
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 2.25% 2024	45,000	44,624
U.S. Treasury 2.00% 2025	56,625	54,890
U.S. Treasury 2.125% 2025	108,056	105,870
U.S. Treasury 3.625% 2043	75,400	82,575
U.S. Treasury 3.00% 2045	137,000	133,665
U.S. Treasury 0.50%–6.13% 2016–2045[1]	389,141	392,672
		3,065,980

U.S. Treasury inflation-protected securities 3.74%
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	205,718	201,833
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	88,327	79,783
U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2020–2044[2]	86,953	88,035
		369,651

Total U.S. Treasury bonds & notes		3,435,631

Corporate bonds & notes 30.47%
Financials 7.41%
Other securities		731,512

Health care 6.00%
Other securities		591,948

Industrials 1.13%
General Electric Capital Corp. 2.20%–3.10% 2017–2023	17,960	18,036
General Electric Co. 2.70% 2022	5,000	4,891
Other securities		88,199
		111,126

Other 15.93%
Other securities		1,571,946

Total corporate bonds & notes		3,006,532

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Mortgage-backed obligations 19.44%
Federal agency mortgage-backed obligations 15.77%
Fannie Mae 3.50% 2045[3,4]	$130,000	$133,379
Fannie Mae 4.50% 2045[3,4]	369,430	399,158
Fannie Mae 1.77%–9.41% 2023–2044[3,5]	91,230	99,463
Freddie Mac 3.00% 2035[3]	75,944	77,085
Freddie Mac 0%–5.50% 2033–2044[3]	40,055	43,428
Government National Mortgage Assn. 4.50% 2040[3]	2,456	2,681
Government National Mortgage Assn. 4.00% 2044[3]	130,157	137,830
Government National Mortgage Assn. 4.00% 2045[3,4]	350,000	369,988
Government National Mortgage Assn. 4.00% 2045[3,4]	277,450	293,707
		1,556,719

Other 3.67%
Other securities		361,655

Total mortgage-backed obligations		1,918,374

Bonds & notes of governments & government agencies outside the U.S. 4.18%
Spanish Government 5.15% 2044	€41,475	61,864
Other securities		350,895
		412,759

Federal agency bonds & notes 1.84%
Fannie Mae 2.625% 2024	$12,910	12,859
Freddie Mac 1.25% 2019	44,500	43,875
Freddie Mac 0.50%–3.53% 2015–2025[3,5]	63,105	63,909
Other securities		61,001
		181,644

Other 1.78%
Other securities		175,822

Total bonds, notes & other debt instruments (cost: $9,162,068,000)		9,130,762

Preferred securities 0.01%	Shares
Financials 0.01%
Morgan Stanley, Series I, depositary shares	24,800	632
Other securities		538

Total preferred securities (cost: $1,125,000)		1,170

Common stocks 0.02%
Consumer discretionary 0.00%
Other securities		5

Miscellaneous 0.02%
Other common stocks in initial period of acquisition		2,241

Total common stocks (cost: $4,617,000)		2,246

Short-term securities 17.61%	Principal amount (000)
Apple Inc. 0.11% due 7/30/2015[6]	$44,300	44,295
Caterpillar Financial Services Corp. 0.10% due 8/20/2015	65,000	64,985
Chariot Funding, LLC 0.30% due 10/23/2015[6]	25,000	24,976
Chevron Corp. 0.10%–0.12% due 9/2/2015–9/22/2015[6]	73,100	73,074

American Funds Insurance Series

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 0.20%–0.38% due 10/14/2015–1/11/2016[6]	$72,700	$72,579
ExxonMobil Corp. 0.10% due 8/17/2015	57,000	56,989
Fannie Mae 0.09%–0.24% due 7/2/2015–1/19/2016	159,500	159,445
Federal Home Loan Bank 0.06%–0.19% due 7/6/2015–1/20/2016	666,200	666,105
Freddie Mac 0.10%–0.21% due 7/9/2015–1/4/2016	227,900	227,860
General Electric Capital Corp. 0.19%–0.27% due 9/23/2015–11/19/2015	77,500	77,453
John Deere Capital Corp. 0.11%–0.13% due 7/20/2015–8/11/2015[6]	61,100	61,092
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[6]	25,000	24,949
United Technologies Corp. 0.12% due 7/27/2015–8/3/2015[6]	106,400	106,385
Other securities		77,896

Total short-term securities (cost: $1,737,891,000)		1,738,083
Total investment securities 110.16% (cost: $10,905,701,000)		10,872,261
Other assets less liabilities (10.16)%		(1,002,972)

Net assets 100.00%		$9,869,289

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $11,702,000, which represented .12% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $7,905,000, an aggregate cost of $10,167,000, and which represented .08% of the net assets of the fund) were acquired from 12/7/2011 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,424,000, which represented ..26% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $216,441,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation) appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	7/15/2015	UBS AG	$9,244	£5,965	$(128)
Danish kroner	7/22/2015	HSBC Bank	$21,186	DKr139,000	401
Euros	7/10/2015	HSBC Bank	$5,472	€5,000	(103)
Euros	7/21/2015	HSBC Bank	$30,495	€27,060	319
Euros	8/5/2015	JPMorgan Chase	$38,320	€33,700	731
Euros	8/5/2015	JPMorgan Chase	$56,763	€51,000	(123)
Euros	8/6/2015	HSBC Bank	$87,385	€78,300	47
Japanese yen	7/8/2015	UBS AG	$39,874	¥4,930,000	(413)
Mexican pesos	7/15/2015	HSBC Bank	$2,612	MXN40,325	50
					$ 781

American Funds Insurance Series

Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,715,739,000 over the prior 12-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$8,000,000	$ (400)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,050,000	(220)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	(4)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0545	10/16/2017	1,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.0635	12/3/2017	5,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.305	2/20/2018	200,000	(894)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2225	5/21/2018	900	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	208,000	(310)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11	5/30/2019	200,000	(184)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	80,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	185,000	370
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	502
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(6)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	244,700	404
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7645	6/22/2020	690	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	242,900	428
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	120,000	92
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	130,000	235
Receive	LCH.Clearnet	3-month USD-LIBOR	1.771	7/2/2020	4,000	—
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	40,000	546
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9695	3/18/2022	1,425	12
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0294	5/21/2022	50,000	307
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	3,600	(133)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	60,000	(1,650)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(39)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(5)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	25,000	278
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	290	2
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326	10/22/2024	800	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	3
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	2,750	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(93)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	4
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8185	1/20/2025	900	48
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9365	1/22/2025	1,500	64
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	4,800,000	322
Pay	LCH.Clearnet	3-month USD-LIBOR	2.192	3/18/2025	1,850	40
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0635	3/23/2025	3,000	100
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0475	3/23/2025	450	16
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1325	5/1/2025	5,750	163
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3175	5/8/2025	1,500	18
Pay	LCH.Clearnet	3-month USD-LIBOR	2.339	5/13/2025	375	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.351	5/15/2025	590	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.287	5/20/2025	500	7
Pay	LCH.Clearnet	3-month USD-LIBOR	2.227	5/28/2025	260	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2125	5/29/2025	465	10
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2185	6/1/2025	1,150	25
Pay	LCH.Clearnet	3-month USD-LIBOR	2.247	6/3/2025	5,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.451	6/5/2025	650	—

American Funds Insurance Series

Bond Fund

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.486%	6/9/2025	$2,000	$ (5)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.46	6/10/2025	2,536	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.487	6/11/2025	2,500	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	130,000	(1,092)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.455	6/24/2025	235	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.428	7/2/2025	4,500	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	2,250	87
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	10,000	114
Receive	LCH.Clearnet	3-month USD-LIBOR	2.844	6/11/2035	3,250	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9535	6/30/2035	2,500	42
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	700	(15)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(16)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(23)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(59)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,230	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	11
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5755	3/5/2045	1,470	111
Receive	LCH.Clearnet	3-month USD-LIBOR	2.377	4/29/2045	2,110	(247)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6765	5/7/2045	430	24
Pay	LCH.Clearnet	3-month USD-LIBOR	2.757	5/8/2045	1,500	57
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	30,000	4,057
Pay	LCH.Clearnet	3-month USD-LIBOR	2.777	5/21/2045	850	29
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	20,500	335
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	11,400	227
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	20,000	260
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9215	6/11/2045	800	3
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	28,000	(836)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	30,000	(351)
						$ 2,824

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $54,450,000 over the prior one-month period.

Centrally cleared credit default swaps on credit indices — buy protection

					Unrealized
					appreciation
		Pay	Expiration	Notional	at 6/30/2015
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$54,450	$47

American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $35,996,000, which represented .36% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,265,390,000, which represented 12.82% of the net assets of the fund.

Key to abbreviations and symbols

TBA = To be announced
DKr = Danish kroner
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 95.68%	Principal amount (000)		Value (000)
Euros 12.52%
Hungarian Government 3.88%–6.00% 2018–2020		€15,120	$19,263
Irish Government 3.90% 2023		13,150	17,511
Irish Government 2.40% 2030		11,800	13,667
Irish Government 2.00%–5.00% 2020–2045		17,365	22,591
Italian Government 2.15% 2021		19,660	22,557
Italian Government 3.50%–4.75% 2023–2030		13,840	17,436
Slovenia (Republic of) 4.13%–4.63% 2019–2024		1,300	1,660
Spanish Government 5.85% 2022		8,660	12,134
Spanish Government 5.15% 2044		32,500	48,477
Spanish Government 2.75%–5.40% 2023–2028		15,195	19,378
Other securities			121,381
			316,055

Japanese yen 4.73%
Japanese Government, Series 326, 0.70% 2022		¥1,670,000	14,091
Japanese Government, Series 19, 0.10% 2024[1]		2,746,740	24,128
Japanese Government, Series 18, 0.10% 2024[1]		2,684,324	22,863
Japanese Government, Series 116, 2.20% 2030		1,715,000	16,739
Japanese Government, Series 145, 1.70% 2033		1,260,000	11,383
Japanese Government 0.10%–2.30% 2016–2042		3,543,000	30,265
			119,469

British pounds 4.20%
United Kingdom 2.25% 2023		£9,945	15,997
United Kingdom 2.75% 2024		25,150	41,848
United Kingdom 1.00%–4.25% 2017–2044		23,955	39,503
Other securities			8,634
			105,982

Polish zloty 4.05%
Polish Government, Series 1017, 5.25% 2017	PLN	233,397	66,647
Polish Government 4.00%–5.75% 2020–2023		118,520	35,690
			102,337

Mexican pesos 3.73%
United Mexican States Government, Series M, 6.50% 2021	MXN	249,800	16,629
United Mexican States Government, Series M20, 10.00% 2024		177,500	14,488
United Mexican States Government 4.50% 2025[1]		115,533,560	15,962
United Mexican States Government 2.00%–10.00% 2015–2042[1]		82,656,266	47,017
			94,096

Hungarian forints 3.43%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	4,940,080	20,028
Hungarian Government, Series 20A, 7.50% 2020		11,392,540	49,178
Hungarian Government 3.50%–7.00% 2018–2025		4,446,220	17,429
			86,635

Indian rupees 2.50%
India (Republic of) 7.28% 2019	INR	887,000	13,719
India (Republic of) 8.83% 2023		1,284,200	21,217
India (Republic of) 8.60% 2028		1,350,800	22,025
India (Republic of) 9.20% 2030		355,600	6,123
			63,084

Danish kroner 2.00%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	176,300	25,226
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		30,300	4,315
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		79,500	11,316
Other securities			9,572
			50,429

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Malaysian ringgits 0.94%
Malaysian Government, Series 0114, 4.181% 2024	MYR	9,000	$2,418
Malaysian Government, Series 0310, 4.498% 2030		77,950	21,347
			23,765

Norwegian kroner 0.74%
Norwegian Government 3.75% 2021	NKr	123,875	17,916
Other securities			849
			18,765

Indonesian rupiah 0.71%
Indonesia (Republic of) 7.88%–9.00% 2019–2034	IDR	238,601,000	18,013

U.S. dollars 53.55%
Fannie Mae 3.50% 2045[2,3]		$17,225	17,673
Fannie Mae 2.18%–4.00% 2022–2043[2]		9,527	9,730
Freddie Mac 0%–3.50% 2016–2045[2,3]		17,931	18,211
Government National Mortgage Assn. 3.50% 2045[2,3]		62,700	64,956
Government National Mortgage Assn. 4.00% 2045[2,3]		16,300	17,255
Government National Mortgage Assn. 2.50%–3.00% 2027–2028[2]		2,449	2,513
Hungarian Government 4.00%–7.63% 2018–2041		19,516	21,891
Indonesia (Republic of) 3.75%–5.88% 2020–2025[4]		7,925	7,881
Malaysian Government 3.043% 2025[4]		3,400	3,389
Slovenia (Republic of) 5.50% 2022		10,840	12,062
Slovenia (Republic of) 4.13%–5.85% 2018–2024[4]		12,680	14,193
U.S. Treasury 0.875% 2017		12,400	12,445
U.S. Treasury 1.50% 2018		41,050	41,570
U.S. Treasury 1.00% 2019		17,750	17,487
U.S. Treasury 1.50% 2019		13,950	14,071
U.S. Treasury 1.625% 2019		42,019	42,334
U.S. Treasury 1.625% 2019[5]		38,300	38,637
U.S. Treasury 1.625% 2019		18,550	18,762
U.S. Treasury 1.75% 2019		16,050	16,231
U.S. Treasury 1.125% 2020		30,350	29,672
U.S. Treasury 1.25% 2020		60,850	59,999
U.S. Treasury 1.375% 2020		26,475	26,139
U.S. Treasury 2.50% 2024		13,450	13,654
U.S. Treasury 2.125% 2025		13,800	13,521
U.S. Treasury 3.00% 2045		12,450	12,147
U.S. Treasury 0.63%–5.13% 2016–2045		72,410	70,885
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		34,366	34,451
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		33,476	32,844
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2018–2044[1]		35,894	35,669
United Mexican States Government Global 3.60%–3.63% 2022–2025		3,239	3,242
Other securities			628,352
			1,351,866

Other 2.58%
Other securities			64,997

Total bonds, notes & other debt instruments (cost: $2,503,988,000)			2,415,493

Convertible stocks 0.01%		Shares
U.S. dollars 0.01%
Other securities			356

Total convertible stocks (cost: $386,000)			356

American Funds Insurance Series

Global Bond Fund

Common stocks 0.10%	Shares	Value (000)
Miscellaneous 0.09%
Other common stocks in initial period of acquisition		$2,102

U.S. dollars 0.01%
Other securities		319

Total common stocks (cost: $3,100,000)		2,421

Short-term securities 7.84%	Principal amount (000)
AstraZeneca PLC 0.10% due 8/7/2015[4]	$18,000	17,997
Fannie Mae 0.16% due 8/17/2015	33,500	33,499
Federal Home Loan Bank 0.08%–0.15% due 7/22/2015–11/3/2015	71,200	71,196
Freddie Mac 0.21% due 1/4/2016	11,900	11,893
Old Line Funding, LLC 0.27% due 8/13/2015[4]	15,000	14,997
Thunder Bay Funding, LLC 0.40% due 12/17/2015[4]	31,100	31,041
Other securities		17,199

Total short-term securities (cost: $197,798,000)		197,822
Total investment securities 103.63% (cost: $2,705,272,000)		2,616,092
Other assets less liabilities (3.63)%		(91,613)

Net assets 100.00%		$2,524,479

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $8,955,000, which represented .35% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $3,866,000, an aggregate cost of $3,925,000, and which represented ..15% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,886,000, which represented .43% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $523,975,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation) appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	8/6/2015	UBS AG	€28,945	$33,000	$ (714)
Hungarian forints	7/10/2015	HSBC Bank	HUF1,223,589	$4,413	(90)
Japanese yen	7/8/2015	Citibank	¥3,622,655	$29,273	331
Japanese yen	7/8/2015	Citibank	¥1,854,036	$14,863	287
Japanese yen	7/15/2015	Bank of New York Mellon	¥2,113,932	$17,005	271
Japanese yen	7/16/2015	HSBC Bank	¥3,779,701	$30,410	480
Japanese yen	7/23/2015	HSBC Bank	¥3,725,094	$29,925	521
Japanese yen	7/23/2015	UBS AG	¥1,420,795	$11,445	167
Japanese yen	7/24/2015	HSBC Bank	¥726,263	$5,850	86
Japanese yen	7/24/2015	HSBC Bank	¥998,560	$8,143	19
Japanese yen	8/6/2015	UBS AG	¥1,008,354	$8,168	75
Japanese yen	8/6/2015	HSBC Bank	¥895,431	$7,253	67
Polish zloty	7/16/2015	UBS AG	PLN17,293	$4,682	(84)
					$ 1,416
Sales:
Australian dollars	8/6/2015	Citibank	$1,121	A$1,450	5
British pounds	7/13/2015	UBS AG	$10,382	£6,750	(223)
British pounds	7/15/2015	HSBC Bank	€9,603	£7,050	(368)
British pounds	7/15/2015	HSBC Bank	€19,448	£14,300	(780)
British pounds	7/16/2015	HSBC Bank	$5,747	£3,750	(144)
British pounds	7/21/2015	HSBC Bank	$8,900	£5,690	(39)
British pounds	8/5/2015	UBS AG	$12,184	£7,700	89
Canadian dollars	7/10/2015	UBS AG	$4,100	C$5,120	1
Colombian pesos	7/24/2015	JPMorgan Chase	$2,570	COP6,629,670	32
Euros	7/8/2015	Citibank	PLN33,602	€8,100	(96)
Euros	7/13/2015	JPMorgan Chase	HUF2,532,505	€8,100	(84)
Euros	7/29/2015	UBS AG	$11,423	€10,400	(177)
Euros	8/5/2015	JPMorgan Chase	$32,282	€29,075	(148)
Euros	8/6/2015	HSBC Bank	¥1,415,925	€10,250	142
Norwegian kroner	7/23/2015	Citibank	$8,556	NKr66,600	66
South African rand	7/22/2015	UBS AG	$4,384	ZAR53,900	(29)
Swedish kronor	7/29/2015	Citibank	$4,719	SKr38,340	91
					$(1,662)
Forward currency contracts — net					$ (246)

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,021,113,000 over the prior 12-month period.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802%	6/9/2020	$47,300	$ 78
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	46,900	82
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	23,000	18
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	2,850,000	103
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	25,000	(210)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5615	6/30/2025	20,000	(185)
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	10,750	176
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	2,600	52
Pay	LCH.Clearnet	3-month USD-LIBOR	2.839	6/8/2045	7,500	160
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	9,000	(269)
						$ 5

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $261,385,000, which represented 10.35% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,439,000, which represented .33% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 90.83%	Principal amount (000)	Value (000)
Corporate bonds & notes 87.36%
Health care 15.20%
DJO Finco Inc. 8.125% 2021[1]	$12,395	$12,798
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,4]	7,585	7,591
inVentiv Health Inc. 12.00% 2018[1,5]	18,418	18,289
inVentiv Health Inc. 9.00%–11.00% 2018[1]	20,697	20,598
Kinetic Concepts, Inc. 10.50% 2018	25,170	26,932
Kinetic Concepts, Inc. 12.50% 2019	15,330	16,595
Multiplan Inc., Term Loan B, 3.75% 2021[2,3,4]	10,214	10,177
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	10,546	10,354
Tenet Healthcare Corp. 4.375% 2021	1,000	983
Tenet Healthcare Corp. 3.78%–6.75% 2020–2023[1,2]	25,030	25,723
VPI Escrow Corp. 6.75% 2018[1]	13,680	14,373
VPI Escrow Corp. 6.375% 2020[1]	13,070	13,797
VPI Escrow Corp. 7.50% 2021[1]	500	542
VRX Escrow Corp. 6.125% 2025[1]	14,690	15,167
VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	7,220	7,455
VWR Funding, Inc. 7.25% 2017	10,770	11,160
Other securities		93,899
		306,433

Telecommunication services 13.98%
Altice Financing SA 6.625% 2023[1]	5,475	5,449
Altice Finco SA 6.50%–9.88% 2020–2025[1]	2,100	2,181
Altice Finco SA, First Lien, 7.75% 2022[1]	2,000	1,940
Altice SA 7.625% 2025[1]	800	754
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,450
Digicel Group Ltd. 8.25% 2020[1]	17,600	17,688
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	9,675	9,274
Frontier Communications Corp. 6.25%–9.25% 2018–2022	20,100	20,989
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,962
Intelsat Jackson Holding Co. 6.625% 2022	23,800	21,926
Intelsat Luxembourg Holding Co. 6.75% 2018	7,420	7,049
Level 3 Communications, Inc. 5.125% 2023[1]	12,525	12,329
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	10,839	10,940
MetroPCS Wireless, Inc. 6.25% 2021	15,355	15,777
MetroPCS Wireless, Inc. 6.625% 2023	9,675	10,074
Numericable Group SA 4.875% 2019[1]	24,850	24,664
Numericable Group SA 6.00% 2022[1]	4,050	4,002
Sprint Nextel Corp. 7.00% 2020	28,100	27,959
Sprint Nextel Corp. 6.88%–11.50% 2017–2028	15,000	15,661
T-Mobile US, Inc. 6.38%–6.73% 2020–2025	12,054	12,581
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,588
Wind Acquisition SA 4.75% 2020[1]	7,575	7,528
Wind Acquisition SA 7.375% 2021[1]	18,950	19,211
Other securities		14,984
		281,960

Industrials 13.12%
Altegrity, Inc. 9.50% 2019[1]	12,225	11,583
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	18,437
Builders Firstsource 7.625% 2021[1]	10,900	11,336
CEVA Group PLC 7.00%–9.00% 2021[1]	3,450	3,344
CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	1,867	1,751
CEVA Group PLC, Term Loan 6.50% 2021[2,3,4]	4,962	4,652
Euramax International, Inc. 9.50% 2016	10,390	10,286
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,675	11,544
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	4,546
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	4,847
Ply Gem Industries, Inc. 6.50% 2022	17,175	17,025

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials (continued)
Ply Gem Industries, Inc. 6.50% 2022	$4,800	$4,668
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,345	11,481
Other securities		148,951
		264,451

Consumer discretionary 11.70%
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	16,250	16,201
DISH DBS Corp. 4.25% 2018	18,350	18,717
DISH DBS Corp. 5.13%–7.88% 2019–2020	3,650	3,770
Other securities		197,272
		235,960

Energy 10.83%
NGPL PipeCo LLC 9.625% 2019[1]	16,825	17,119
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	11,240	11,703
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,712	1,643
Peabody Energy Corp. 6.00% 2018	33,745	16,366
Rice Energy Inc. 6.25% 2022	11,625	11,596
Other securities		160,024
		218,451

Materials 9.30%
ArcelorMittal 7.50% 2041	11,730	11,554
ArcelorMittal 5.13%–10.60% 2018–2025	9,435	9,886
First Quantum Minerals Ltd. 6.75% 2020[1]	20,043	19,492
First Quantum Minerals Ltd. 7.00% 2021[1]	22,418	21,549
First Quantum Minerals Ltd. 7.25% 2022[1]	1,925	1,843
FMG Resources 8.25% 2019[1]	250	212
FMG Resources 6.875% 2022[1]	275	194
FMG Resources 9.75% 2022[1]	25,250	26,134
JMC Steel Group Inc. 8.25% 2018[1]	20,600	18,926
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	950	954
Reynolds Group Inc. 5.75% 2020	28,140	28,914
Reynolds Group Inc. 6.88%–9.88% 2019–2021	2,887	3,031
Other securities		44,882
		187,571

Information technology 6.28%
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,940	11,938
Alcatel-Lucent USA Inc. 4.63%–6.75% 2017–2020[1]	8,080	8,506
First Data Corp. 11.75% 2021	18,795	21,191
First Data Corp. 8.25%–12.63% 2021–2022[1,5]	8,039	9,047
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,498
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,397
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,4]	5,405	5,418
SRA International, Inc. 11.00% 2019	7,835	8,344
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	16,913	16,976
Other securities		22,350
		126,665

Financials 5.25%
CIT Group Inc. 3.875% 2019	13,340	13,273
iStar Financial Inc. 5.00% 2019	10,300	10,197
iStar Financial Inc. 4.00%–9.00% 2017–2018	11,805	11,895
Other securities		70,477
		105,842

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other 1.70%
Other securities		$34,277

Total corporate bonds & notes		1,761,610

Bonds & notes of governments & government agencies outside the U.S. 2.01%
Other securities		40,508

U.S. Treasury bonds & notes 1.31%
U.S. Treasury 1.31%
U.S. Treasury 1.375% 2020[7]	$10,000	9,883
U.S. Treasury 3.00% 2045	16,900	16,488
		26,371

Asset-backed obligations 0.15%
Other securities		2,988

Total bonds, notes & other debt instruments (cost: $1,896,543,000)		1,831,477

Convertible bonds 0.25%
Other 0.08%
Other securities		1,641

Miscellaneous 0.17%
Other convertible bonds in initial period of acquisition		3,376

Total convertible bonds (cost: $6,719,000)		5,017

Convertible stocks 0.74%	Shares
Industrials 0.32%
CEVA Group PLC, Series A-1, 3.289% convertible preferred[6]	4,788	4,788
CEVA Group PLC, Series A-2, 2.289% convertible preferred[6,8]	2,211	1,637
		6,425

Other 0.28%
Other securities		5,705

Miscellaneous 0.14%
Other convertible stocks in initial period of acquisition		2,749

Total convertible stocks (cost: $15,843,000)		14,879

Preferred securities 0.08%
Financials 0.08%
Other securities		1,550

Total preferred securities (cost: $1,536,000)		1,550

Common stocks 1.82%
Industrials 0.21%
CEVA Group PLC[1,6,9]	5,622	4,160
Other securities		10
		4,170

American Funds Insurance Series

High-Income Bond Fund

Common stocks (continued)	Shares	Value (000)
Other 0.48%
Other securities		$9,722

Miscellaneous 1.13%
Other common stocks in initial period of acquisition		22,868

Total common stocks (cost: $43,166,000)		36,760

Rights & warrants 0.00%
Consumer discretionary 0.00%
Other securities		—

Total rights & warrants (cost: $2,420,000)		—

Short-term securities 4.90%	Principal amount (000)
Caterpillar Financial Services Corp. 0.12% due 8/27/2015	$32,100	32,091
Coca-Cola Co. 0.16% due 7/9/2015[1]	25,000	25,000
ExxonMobil Corp. 0.09% due 7/1/2015	14,200	14,200
Federal Home Loan Bank 0.10% due 8/17/2015	16,100	16,100
Other securities		11,400

Total short-term securities (cost: $98,791,000)		98,791
Total investment securities 98.62% (cost: $2,065,018,000)		1,988,474
Other assets less liabilities 1.38%		27,925

Net assets 100.00%		$2,016,399

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $7,636,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	7/17/2015	JPMorgan Chase	$5,022	€4,450	$ 60
Euros	7/24/2015	JPMorgan Chase	$1,534	€1,360	17
Euros	8/6/2015	Bank of America, N.A.	$1,121	€1,000	6
					$ 83

American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,625,000 over the prior two-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$ (3)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7575	5/22/2045	750	29
Pay	LCH.Clearnet	3-month USD-LIBOR	2.883	6/22/2045	750	9
						$ 35

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $11,625,000 over the prior six-month period.

Centrally cleared credit default swaps on credit indices — sell protection

					Unrealized
					depreciation
		Receive	Expiration	Notional	at 6/30/2015
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$14,850	$(81)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $909,498,000, which represented 45.11% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $130,562,000, which represented 6.48% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $67,033,000, which represented 3.32% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,031,000, which represented .05% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	dates	(000)	(000)	assets
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-8/22/2014	$2,214	$1,637	.08%
Other private placement securities	2/14/2011-10/25/2012	8,698	—	.00
Total private placement securities		$10,912	$1,637	.08%

Key to abbreviation and symbol

LOC = Letter of credit
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 95.44%	Principal amount (000)	Value (000)
Mortgage-backed obligations 68.06%
Federal agency mortgage-backed obligations 65.33%
Fannie Mae 5.00% 2036[1]	$361	$392
Fannie Mae 3.50% 2045[1,2]	33,550	34,422
Freddie Mac 5.00% 2034[1]	2,838	3,165
Government National Mortgage Assn. 5.50% 2040[1]	4,478	5,070
Government National Mortgage Assn. 5.00% 2041[1]	2,380	2,602
Government National Mortgage Assn. 3.50% 2043[1]	2,804	2,929
Government National Mortgage Assn. 3.50% 2043[1]	2,784	2,890
Government National Mortgage Assn. 3.50% 2043[1]	2,236	2,319
Government National Mortgage Assn. 3.50% 2043[1]	2,159	2,256
Government National Mortgage Assn. 3.50% 2043[1]	2,033	2,110
Government National Mortgage Assn. 4.00% 2044[1]	9,671	10,241
Government National Mortgage Assn. 4.25% 2044[1]	2,346	2,543
Government National Mortgage Assn. 3.50% 2045[1,2]	73,475	75,920
Government National Mortgage Assn. 3.50% 2045[1,2]	16,210	16,793
Government National Mortgage Assn. 4.00% 2045[1,2]	34,910	36,956
Government National Mortgage Assn. 3.50%–6.50% 2034–2044[1]	13,199	13,945
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,428	5,665
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,421	1,522
Other securities		264
		222,004

Commercial mortgage-backed securities 2.73%
Other securities		9,279

Total mortgage-backed obligations		231,283

Asset-backed obligations 12.44%
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[1,3,4]	2,378	2,365
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,6]	6,379	6,324
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[1,3,4,5]	2,500	2,500
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,155	3,187
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,297
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	3,913	3,913
Other securities		21,682
		42,268

U.S. Treasury bonds & notes 10.46%
U.S. Treasury inflation-protected securities 8.84%
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	2,872	2,693
U.S. Treasury Inflation-Protected Security 2.00% 2016[7,8]	3,552	3,024
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	4,726	4,426
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	15,690	16,399
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	3,886	3,510
		30,052

U.S. Treasury 1.62%
U.S. Treasury 1.50% 2019[8]	3,000	3,000
U.S. Treasury 1.50%–1.63% 2019[8]	2,500	2,506
		5,506

Total U.S. Treasury bonds & notes		35,558

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Federal agency bonds & notes 4.48%
Fannie Mae 1.75% 2019	$1,750	$1,759
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	4,921
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,303
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,228
		15,211

Total bonds, notes & other debt instruments (cost: $323,377,000)		324,320

Short-term securities 53.67%
Abbott Laboratories 0.12% due 7/20/2015[3]	5,500	5,500
Apple Inc. 0.13% due 9/21/2015[3]	7,000	6,997
AstraZeneca PLC 0.10% due 8/13/2015[3]	8,000	7,998
Chevron Corp. 0.10% due 9/4/2015[3]	8,000	7,997
Coca-Cola Co. 0.22% due 11/17/2015[3]	5,200	5,194
Emerson Electric Co. 0.11% due 8/10/2015[3]	7,700	7,699
ExxonMobil Corp. 0.10% due 7/21/2015	7,500	7,499
Fannie Mae 0.11% due 10/1/2015	8,000	7,999
Federal Farm Credit Banks 0.14%–0.17% due 7/15/2015–1/8/2016	10,000	9,997
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–11/30/2015	28,800	28,798
Freddie Mac 0.08%–0.13% due 8/3/2015–9/21/2015	15,800	15,800
General Electric Co. 0.06% due 7/1/2015	7,000	7,000
John Deere Capital Corp. 0.12%–0.13% due 7/13/2015–8/11/2015[3]	8,400	8,399
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	8,000	7,984
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/13/2015	7,700	7,700
PepsiCo Inc. 0.08% due 7/17/2015[3]	7,000	7,000
Private Export Funding Corp. 0.22% due 8/3/2015[3]	8,500	8,499
Qualcomm Inc. 0.10%–0.11% due 8/19/2015–9/8/2015[3]	7,500	7,498
United Technologies Corp. 0.12% due 8/31/2015[3]	2,200	2,199
USAA Capital Corp. 0.10% due 7/28/2015	8,000	7,999
Victory Receivables Corp. 0.17% due 7/13/2015[3]	5,200	5,200
Other securities		1,400

Total short-term securities (cost: $182,353,000)		182,356
Total investment securities 149.11% (cost: $505,730,000)		506,676
Other assets less liabilities (49.11)%		(166,869)

Net assets 100.00%		$339,807

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $285,625,000 over the prior 12-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$80,000	$ (4)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	17,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	77,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	— [9]
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	5,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	65
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	84
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	75
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	92
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	200
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	67,500	152
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	1
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	6,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	7,500	(11)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	14,500	21
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	10,500	(51)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.525	4/27/2020	5,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	9,000	27
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8445	6/16/2020	8,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	8,000	33
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	1,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	10,900	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	232
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	2,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	4,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(111)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(123)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(178)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	2,000	179
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	3,200	321
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	2,000	248
Pay	LCH.Clearnet	3-month USD-LIBOR	2.784	5/18/2045	700	23
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	2,500	165
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	4,000	(3)
						$1,787

American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $111,695,000, which represented 32.87% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $12,524,000, which represented 3.69% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,886,000, which represented 1.73% of the net assets of the fund.
[9]	Amount less than one thousand.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$6,379	$6,324	1.86%

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 96.76%	Principal amount (000)	Value (000)
Mortgage-backed obligations 37.84%
Federal agency mortgage-backed obligations 37.84%
Fannie Mae 3.50% 2045[1,2]	$64,000	$65,664
Fannie Mae 4.00% 2045[1,2]	50,000	52,909
Fannie Mae 0%–9.79% 2017–2044[1,3]	42,114	43,993
Freddie Mac 0%–6.00% 2023–2044[1,3]	53,722	56,221
Government National Mortgage Assn. 3.50% 2045[1,2]	294,000	303,785
Government National Mortgage Assn. 3.50% 2045[1,2]	75,000	77,698
Government National Mortgage Assn. 4.00% 2045[1,2]	459,539	486,465
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[1,3]	21,289	23,135
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[1]	70,789	76,338
Vendee Mortgage Trust 3.75%–4.25% 2033–2035[1]	34,909	37,068
Other securities		1,897
		1,225,173

U.S. Treasury bonds & notes 32.46%
U.S. Treasury 19.79%
U.S. Treasury 1.625% 2019	140,000	141,127
U.S. Treasury 1.625% 2019[4]	76,000	76,668
U.S. Treasury 3.625% 2019	56,500	61,479
U.S. Treasury 1.50% 2020	50,000	49,686
U.S. Treasury 2.25% 2021	103,575	105,694
U.S. Treasury 1.625% 2022	39,798	38,411
U.S. Treasury 1.75% 2022	58,000	56,860
U.S. Treasury 1.875% 2022	35,000	34,559
U.S. Treasury 1.13%–6.25% 2020–2045	74,930	76,422
		640,906

U.S. Treasury inflation-protected securities 12.67%
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	48,822	47,593
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	87,805	86,147
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	65,379	61,227
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	88,606	92,608
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	77,021	69,571
U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2016–2043[5]	58,912	53,184
		410,330

Total U.S. Treasury bonds & notes		1,051,236

Federal agency bonds & notes 26.46%
Fannie Mae 1.50% 2020	94,500	93,468
Fannie Mae 0.48%–7.13% 2015–2030[1,3]	44,181	46,669
Federal Farm Credit Banks 0.24% 2017[3]	13,621	13,626
Federal Farm Credit Banks 0.60% 2017	41,774	41,697
Federal Home Loan Bank 0.375% 2015	34,750	34,759
Federal Home Loan Bank 0.375% 2016	20,750	20,758
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,382
Federal Home Loan Bank 1.75% 2018	38,000	38,646
Federal Home Loan Bank 0.63%–5.50% 2016–2036	30,390	31,687
Freddie Mac 1.75% 2015	23,425	23,488
Freddie Mac 0.56%–3.75% 2017–2024[1,3]	54,127	55,293
Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	28,975
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,258
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,045
TVA Southaven 3.846% 2033[1]	1,648	1,711
U.S. Department of Housing and Urban Development 0.28%–3.70% 2015–2034[6]	105,632	104,667
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,104
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,860
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,430
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,574

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[1]	$4,267	$5,511
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,467
Other securities		6,808
		856,883

Total bonds, notes & other debt instruments (cost: $3,131,257,000)		3,133,292

Short-term securities 32.76%
CAFCO, LLC 0.30% due 9/8/2015	50,000	49,982
Caterpillar Financial Services Corp. 0.10%–0.12% due 8/4/2015–8/20/2015	85,200	85,185
Chariot Funding, LLC 0.30% due 10/23/2015[7]	25,000	24,976
Chevron Corp. 0.08%–0.10% due 7/8/2015–9/2/2015[7]	73,900	73,884
Coca-Cola Co. 0.18%–0.23% due 9/16/2015–10/21/2015[7]	84,475	84,427
Emerson Electric Co. 0.12% due 7/17/2015–7/27/2015[7]	39,800	39,797
ExxonMobil Corp. 0.08%–0.11% due 7/21/2015–9/23/2015	47,400	47,392
Federal Farm Credit Banks 0.14%–0.19% due 7/15/2015–1/13/2016	80,000	79,973
Harvard University 0.11% due 7/14/2015	30,223	30,222
John Deere Capital Corp. 0.12%–0.13% due 7/15/2015–8/11/2015[7]	61,000	60,996
Jupiter Securitization Co., LLC 0.40%–0.42% due 12/21/2015–12/22/2015[7]	18,700	18,662
Kimberly-Clark Corp. 0.10% due 7/21/2015[7]	30,300	30,297
Microsoft Corp. 0.09% due 7/22/2015[7]	35,900	35,899
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/7/2015–7/22/2015	72,500	72,497
Paccar Financial Corp. 0.10%–0.13% due 7/22/2015–8/6/2015	45,900	45,894
Pfizer Inc 0.15%–0.16% due 7/16/2015–8/13/2015[7]	50,900	50,897
Private Export Funding Corp. 0.22% due 8/24/2015[7]	50,000	49,986
Qualcomm Inc. 0.11%–0.12% due 9/8/2015–9/15/2015[7]	70,000	69,974
Regents of the University of California 0.13%–0.15% due 8/10/2015–10/8/2015	50,000	49,986
USAA Capital Corp. 0.10% due 7/28/2015	30,000	29,997
Other securities		29,998

Total short-term securities (cost: $1,060,913,000)		1,060,921
Total investment securities 129.52% (cost: $4,192,170,000)		4,194,213
Other assets less liabilities (29.52)%		(956,025)

Net assets 100.00%		$3,238,188

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $3,329,628,000 over the prior 12-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$4,000,000	$ (200)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8355	5/20/2017	100,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	0.965	6/11/2017	110,000	(185)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.985	6/12/2017	50,000	(103)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	336,000	(17)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	223,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.28	3/19/2018	180,000	601
Pay	LCH.Clearnet	3-month USD-LIBOR	1.167	5/12/2018	25,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.33375	6/11/2018	110,000	326
Receive	LCH.Clearnet	3-month USD-LIBOR	1.335	6/11/2018	90,000	269
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3285	6/17/2018	40,000	(106)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2525	7/2/2018	150,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	83,000	(275)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.21	3/6/2019	51,000	171
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	103,000	(625)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	100,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	889
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	351
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	671
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	599
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,087
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,040
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	694
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	248
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	52,000	(56)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	360,000	(3,845)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	80,000	(141)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	43,000	(62)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	110,000	155
Receive	LCH.Clearnet	3-month USD-LIBOR	1.497	4/29/2020	56,000	(641)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/6/2020	57,000	(224)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	42,000	(176)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.879	6/15/2020	10,000	(52)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	6/26/2020	40,000	66
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	58,000	1,329
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9345	5/6/2022	20,000	(237)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.138	6/22/2022	25,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0785	6/23/2022	45,000	(170)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(502)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	146,000	6,769
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0075	3/25/2025	75,000	(2,880)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	6/9/2025	11,600	(13)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5015	6/11/2025	7,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(3,707)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(885)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(984)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	11,000	986
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	2,000	184
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	5,000	620
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3295	4/16/2045	9,000	1,142
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	24,000	(21)
						$ 3,718

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $50,275,000, which represented 1.55% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,901,000, which represented .40% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $569,925,000, which represented 17.60% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio June 30, 2015	unaudited

Short-term securities 98.00%	Principal amount (000)	Value (000)
Federal agency discount notes 62.29%
Fannie Mae 0.05%–0.13% due 7/8/2015–11/18/2015	$67,100	$67,097
Federal Farm Credit Banks 0.03%–0.08% due 7/8/2015–9/3/2015	21,800	21,800
Federal Home Loan Bank 0.04%–0.08% due 7/8/2015–9/18/2015	64,800	64,799
Freddie Mac 0.05%–0.09% due 7/10/2015–10/21/2015	53,700	53,698
Tennessee Valley Authority 0.04%–0.05% due 7/14/2015–7/21/2015	19,300	19,300
		226,694

U.S. Treasury 19.24%
U.S. Treasury Bills 0.06%–0.11% due 7/9/2015–12/24/2015	70,000	69,997

Commercial paper 16.47%
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	10,000	10,000
General Electric Co. 0.06% due 7/1/2015	8,200	8,200
KfW 0.09% due 7/24/2015[1]	10,000	10,000
Kimberly-Clark Corp. 0.11% due 7/28/2015[1]	5,740	5,739
Province of Ontario 0.10% due 7/28/2015	10,000	9,999
Québec (Province of) 0.10% due 7/20/2015[1]	9,000	8,999
Regents of the University of California 0.12% due 7/9/2015	7,000	7,000
		59,937

Total short-term securities (cost: $356,606,000)		356,628

Bonds, notes & other debt instruments 1.37%
U.S. Treasury bonds & notes 1.37%
U.S. Treasury 0.068% 2016[2]	5,000	5,001

Total bonds, notes & other debt instruments (cost: $4,996,000)		5,001
Total investment securities 99.37% (cost: $361,602,000)		361,629
Other assets less liabilities 0.63%		2,286

Net assets 100.00%		$363,915

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,738,000, which represented 6.80% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2015	unaudited

Growth funds 94.14%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,613,368	$109,354

Total growth funds (cost: $124,507,000)		109,354

Short-term securities 5.65%
Government Cash Management Fund	6,559,825	6,560

Total short-term securities (cost: $6,560,000)		6,560
Total investment securities 99.79% (cost: $131,067,000)		115,914
Other assets less liabilities 0.21%		241

Net assets 100.00%		$116,155

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $15,673,000 over the prior 12-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 6/30/2015
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	58	September 2015	$6,014	$56
Russell 2000 Mini Index Contracts	ICE Exchange	9	September 2015	1,132	7
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	2
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	206	3
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—	*
Euro Stoxx 50 Index Contracts	Eurex Exchange	5	September 2015	192	—	*
Nikkei 225 Index Contracts	OSE Exchange	1	September 2015	166	1
Euro Currency Contracts	CME Exchange	1	September 2015	141	2
Japanese Yen Currency Contracts	CME Exchange	1	September 2015	101		(2)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	95		(1)
					$68

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	714,301	26,378	1,613,368	$155	$109,354

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2015	unaudited

Growth funds 92.63%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	3,354,904	$67,903

Total growth funds (cost: $71,395,000)		67,903

Short-term securities 6.89%
Government Cash Management Fund	5,055,090	5,055

Total short-term securities (cost: $5,055,000)		5,055
Total investment securities 99.52% (cost: $76,450,000)		72,958
Other assets less liabilities 0.48%		350

Net assets 100.00%		$73,308

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,956,000 over the prior 12-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 6/30/2015
	Clearinghouse	contracts	Expiration	(000)	(000)
Euro Currency Contracts	CME Exchange	17	September 2015	$2,389	$18
Euro Stoxx 50 Index Contracts	Eurex Exchange	59	September 2015	2,272	12
Mini MSCI Emerging Market Index Contracts	ICE Exchange	39	September 2015	1,861	(10)
Japanese Yen Currency Contracts	CME Exchange	7	September 2015	708	(8)
Nikkei 225 Index Contracts	OSE Exchange	4	September 2015	659	(2)
FTSE 100 Index Contracts	LIFFE Exchange	6	September 2015	624	12
British Pound Currency Contracts	CME Exchange	6	September 2015	577	(12)
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
S&P 500 E-mini Index Contracts	CME Exchange	1	September 2015	104	1
					$12

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	1,356,724	132,731	3,354,904	$247	$67,903

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2015	unaudited

Growth-and-income funds 93.36%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,765,290	$115,789

Total growth-and-income funds (cost: $125,578,000)		115,789

Short-term securities 5.87%
Government Cash Management Fund	7,277,004	7,277

Total short-term securities (cost: $7,277,000)		7,277
Total investment securities 99.23% (cost: $132,855,000)		123,066
Other assets less liabilities 0.77%		953

Net assets 100.00%		$124,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $13,908,000 over the prior 12-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 6/30/2015
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	226	September 2015	$23,464	$249
FTSE 100 Index Contracts	LIFFE Exchange	5	September 2015	518	8
Euro Stoxx 50 Index Contracts	Eurex Exchange	13	September 2015	500	2
British Pound Currency Contracts	CME Exchange	5	September 2015	487		(5)
Euro Currency Contracts	CME Exchange	3	September 2015	421	3
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
Mini MSCI Emerging Market Index Contracts	ICE Exchange	3	September 2015	144	—	*
					$258

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	3,430,457	889,606	8,765,290	$429	$115,789

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2015	unaudited

Growth-and-income funds 93.30%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,079,661	$96,933

Total growth-and-income funds (cost: $107,144,000)		96,933

Short-term securities 6.41%
Government Cash Management Fund	6,660,101	6,660

Total short-term securities (cost: $6,660,000)		6,660
Total investment securities 99.71% (cost: $113,804,000)		103,593
Other assets less liabilities 0.29%		298

Net assets 100.00%		$103,891

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $11,086,000 over the prior 12-month period.

					Unrealized
				Notional	appreciation
		Number of		amount	at 6/30/2015
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	77	September 2015	$8,020	$110
Russell 2000 Mini Index Contracts	ICE Exchange	5	September 2015	634	9
Euro Stoxx 50 Index Contracts	Eurex Exchange	8	September 2015	317	11
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	3
Euro Currency Contracts	CME Exchange	2	September 2015	279	1
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	209	5
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—	*
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	97	—	*
					$139

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	827,953	83,048	2,079,661	$280	$96,933

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2015	unaudited

Asset allocation funds 94.07%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	104,845,476	$2,181,835

Total asset allocation funds (cost: $2,293,936,000)		2,181,835

Short-term securities 6.00%
Government Cash Management Fund	139,066,395	139,066

Total short-term securities (cost: $139,066,000)		139,066
Total investment securities 100.07% (cost: $2,433,002,000)		2,320,901
Other assets less liabilities (0.07)%		(1,566)

Net assets 100.00%		$2,319,335

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015. The average month-end notional amount of open futures contracts while held was $102,289,000 over the prior 12-month period.

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	18,936,108	321,705	104,845,476	$8,902	$2,181,835

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities

at June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,730,267	$4,649,747	$22,203,170	$8,128,741	$2,776,338
Affiliated issuers	—	106,823	389,054	—	—
Cash denominated in currencies other than U.S. dollars	772	258	—	1,220	302
Cash	104	152	619	1,582	60
Unrealized appreciation on open forward currency contracts	210	219	—	216	75
Receivables for:
Sales of investments	2,108	7,612	85,674	6,643	3,352
Sales of fund’s shares	3,848	4,948	9,910	11,832	4,091
Dividends and interest	10,900	4,328	24,169	18,826	10,007
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	177	110	—	239	216
	5,748,386	4,774,197	22,712,596	8,169,299	2,794,441
Liabilities:
Unrealized depreciation on open forward currency contracts	1,193	458	—	1,497	53
Payables for:
Purchases of investments	33,629	24,392	36,493	29,813	15,524
Repurchases of fund’s shares	16,458	14,687	38,569	6,041	2,422
Investment advisory services	2,490	2,710	6,199	3,384	1,648
Services provided by related parties	908	654	3,420	1,014	271
Trustees’ deferred compensation	56	36	508	225	20
Closed forward currency contracts	19	—	—	—	8
Variation margin	—	—	—	—	—
Other	976	197	1,653	3,460	915
	55,729	43,134	86,842	45,434	20,861
Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,877,304	$3,185,465	$14,169,910	$6,290,235	$2,573,320
Undistributed (distributions in excess of) net investment income	23,929	(18,850)	93,077	14,677	(6,310)
Undistributed (accumulated) net realized gain (loss)	288,612	379,439	840,010	503,509	(65,936)
Net unrealized appreciation (depreciation)	1,502,812	1,185,009	7,522,757	1,315,444	272,506
Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Investment securities, at cost:
Unaffiliated issuers	$4,226,430	$3,455,431	$14,695,844	$6,808,739	$2,503,798
Affiliated issuers	—	115,920	373,608	—	—
Cash denominated in currencies other than U.S. dollars, at cost	773	258	—	1,220	302

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global		Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund	Fund	Fund

$7,187,536	$1,852,878	$25,082,182	$1,091,917	$148,822		$18,314,847	$224,072	$10,872,261	$2,616,092
—	10,633	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,944	1,402
72	117	207	163	237		2,043	90	3,304	694
—	227	—	—	—		—	47	1,548	2,730

6,607	5,313	8,935	380	7,341		355,217	3,178	1,185,047	62,793
5,798	3,361	15,329	326	1,541		20,679	325	11,437	942
9,161	5,181	33,563	4,409	596		57,234	971	57,848	26,050
—	—	—	—	—		—	1	296	436
—	—	—	—	—		687	—	2,015	297
612	60	1,105	—	2		113	—	130	—
7,209,786	1,877,846	25,141,321	1,097,504	158,545		18,750,820	228,684	12,139,830	2,711,436

—	19	—	—	—		—	108	767	2,976

25,548	7,449	7,171	14,637	17,155		782,941	7,531	2,260,209	179,629
8,165	2,298	32,229	185	270		8,940	31	2,999	1,651
2,393	937	5,616	572	56		4,119	121	2,954	1,098
807	358	3,174	74	24		1,272	39	992	293
47	16	576	4	—	*	186	1	81	17
—	1	—	—	—		—	21	2	466
—	—	—	—	—		210	—	2,259	145
156	763	403	497	84		1,673	41	278	682
37,116	11,841	49,169	15,969	17,589		799,341	7,893	2,270,541	186,957
$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,276,847	$1,583,497	$16,705,295	$1,007,729	$144,445		$14,245,126	$199,948	$9,759,450	$2,632,809
72,015	14,360	178,447	14,722	100		155,865	1,570	81,284	24,658
337,923	(16,149)	1,308,899	25,653	374		142,911	288	58,239	(43,025)
1,485,885	284,297	6,899,511	33,431	(3,963)		3,407,577	18,985	(29,684)	(89,963)
$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,701,632	$1,557,883	$18,182,581	$1,058,151	$152,788		$14,903,697	$205,000	$10,905,701	$2,705,272
—	21,179	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,962	1,402

American Funds Insurance Series

Statements of assets and liabilities

at June 30, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,988,474	$506,676	$4,194,213	$361,629	$6,560
Affiliated issuers	—	—	—	—	109,354
Cash denominated in currencies other than U.S. dollars	5	—	—	—	—
Cash	2,089	201	9,599	56	—
Unrealized appreciation on open forward currency contracts	83	—	—	—	—
Receivables for:
Sales of investments	29,347	202,406	860,034	—	—
Sales of fund’s shares	620	262	506	2,992	747
Dividends and interest	32,414	758	10,192	—	—	*
Closed forward currency contracts	16	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	292
Variation margin	97	—	1,793	—	4
Other	4	—	—	—	9
	2,053,149	710,303	5,076,337	364,677	116,966
Liabilities:
Payables for:
Purchases of investments	31,599	370,226	1,829,475	—	693
Repurchases of fund’s shares	3,855	137	5,046	575	2
Investment advisory services	774	116	892	94	9
Services provided by related parties	207	14	378	67	91
Trustees’ deferred compensation	55	1	59	22	—	*
Variation margin	—	1	2,273	—	16
Other	260	1	26	4	—
	36,750	370,496	1,838,149	762	811
Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,148,968	$334,342	$3,172,326	$364,765	$112,672
Undistributed (distributions in excess of) net investment income	54,565	1,288	11,590	(877)	(120)
Undistributed (accumulated) net realized gain (loss)	(110,619)	1,444	48,511	—	18,688
Net unrealized appreciation (depreciation)	(76,515)	2,733	5,761	27	(15,085)
Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Investment securities, at cost:
Unaffiliated issuers	$2,065,018	$505,730	$4,192,170	$361,602	$6,560
Affiliated issuers	—	—	—	—	124,507
Cash denominated in currencies other than U.S. dollars, at cost	5	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

		Managed		Managed		Managed
Managed		Risk Blue		Risk		Risk
Risk		Chip Income		Growth-		Asset
International		and Growth		Income		Allocation
Fund		Fund		Fund		Fund

$5,055		$7,277		$6,660		$139,066
67,903		115,789		96,933		2,181,835
—		—		—		—
—		—		—		—
—		—		—		—

58		—		—		—
94		457		274		7,546
—	*	—	*	—	*	1
—		—		—		—
388		1,052		369		—
51		14		7		—
5		11		9		—
73,554		124,600		104,252		2,328,448

87		424		254		6,452
63		—	*	1		609
6		10		8		191
58		104		82		1,805
—	*	—	*	—	*	4
32		43		16		—
—		—		—		52
246		581		361		9,113
$73,308		$124,019		$103,891		$2,319,335

$74,740		$124,126		$102,577		$2,287,721
41		11		(20)		1,768
2,007		9,413		11,406		141,947
(3,480)		(9,531)		(10,072)		(112,101)
$73,308		$124,019		$103,891		$2,319,335

$5,055		$7,277		$6,660		$139,066
71,395		125,578		107,144		2,293,936
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities
at June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,601,903	$1,781,093	$7,183,398	$3,605,555	$1,579,120
Shares outstanding	59,537	63,460	105,985	178,174	77,599
Net asset value per share	$26.91	$28.07	$67.78	$20.24	$20.35
Class 2:
Net assets	$4,040,921	$2,925,553	$15,188,270	$4,442,564	$1,073,314
Shares outstanding	151,474	106,334	225,389	220,454	53,265
Net asset value per share	$26.68	$27.51	$67.39	$20.15	$20.15
Class 3:
Net assets			$206,450	$37,412
Shares outstanding			3,033	1,847
Net asset value per share			$68.07	$20.25
Class 4:
Net assets	$49,833	$24,417	$47,636	$38,334	$121,146
Shares outstanding	1,868	878	709	1,911	6,013
Net asset value per share	$26.69	$27.80	$67.17	$20.06	$20.15

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,104,081	$283,180	$1,524,203	$43,502
Shares outstanding	103,781	26,659	123,169	3,860
Net asset value per share	$10.64	$10.62	$12.37	$11.27
Class 2:
Net assets	$893,770	$54,695	$1,677,675	$305,200
Shares outstanding	85,202	5,162	136,990	27,662
Net asset value per share	$10.49	$10.59	$12.25	$11.03
Class 3:
Net assets	$14,320		$11,737	$7,507
Shares outstanding	1,343		947	674
Net asset value per share	$10.66		$12.39	$11.14
Class 4:
Net assets	$4,228	$1,932	$24,573	$7,706
Shares outstanding	380	183	2,000	688
Net asset value per share	$11.13	$10.55	$12.29	$11.21
Class P1:
Net assets					$250
Shares outstanding					21
Net asset value per share					$11.71
Class P2:
Net assets					$115,905
Shares outstanding					9,938
Net asset value per share					$11.66

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global			Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced		Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund		Fund	Fund

$3,652,859	$239,626	$10,988,259	$774,121	$29,261		$12,578,468	$41,134		$5,441,678	$1,205,168
276,622	18,188	235,731	46,908	2,997		604,443	3,687		503,220	108,033
$13.21	$13.17	$46.61	$16.50	$9.76		$20.81	$11.16		$10.81	$11.16

$3,500,618	$1,623,332	$13,875,443	$277,473	$1		$5,262,101	$179,656		$4,385,332	$1,314,534
267,738	123,554	300,298	16,881	—	*	255,193	16,150		410,655	118,468
$13.07	$13.14	$46.21	$16.44	$9.77		$20.62	$11.12		$10.68	$11.10

		$176,392				$38,019
		3,782				1,827
		$46.64				$20.81

$19,193	$3,047	$52,058	$29,941	$111,694		$72,891	$1		$42,279	$4,777
1,464	233	1,129	1,827	11,456		3,531	—	*	3,944	431
$13.11	$13.08	$46.12	$16.39	$9.75		$20.64	$11.12		$10.72	$11.07

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$119	$211	$307	$439,312
11	18	26	36,814
$10.33	$11.42	$11.73	$11.93

$73,189	$123,808	$103,584	$1,880,023
7,114	10,887	8,867	157,879
$10.29	$11.37	$11.68	$11.91

American Funds Insurance Series

Statements of operations
for the six months ended June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,450	$21,224	$152,267	$93,162	$22,298
Interest	200	295	599	1,303	5,482
	50,650	21,519	152,866	94,465	27,780
Fees and expenses*:
Investment advisory services	14,819	15,336	37,300	20,084	9,732
Distribution services	5,126	3,533	19,481	5,694	1,478
Insurance administrative services	41	20	43	34	115
Transfer agent services	— †	— †	1	— †	— †
Administrative services	284	221	1,142	403	135
Reports to shareholders	166	111	702	231	80
Registration statement and prospectus	9	8	36	12	41
Trustees’ compensation	28	20	110	39	13
Auditing and legal	8	6	12	22	23
Custodian	287	349	231	789	635
State and local taxes	—	—	—	—	—
Other	13	8	19	16	32
Total fees and expenses before reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Net investment income (loss)	29,869	1,907	93,789	67,141	15,496
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	288,936	379,963	1,008,768	512,150	(66,763)
Forward currency contracts	4,802	918	—	648	1,339
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,057)	(241)	(1,662)	(1,068)	(381)
	288,681	380,640	1,007,106	511,730	(65,805)
Net unrealized appreciation (depreciation) on:
Investments	123,228	261,282	220,331	(153,841)	157,660
Forward currency contracts	(2,351)	(644)	—	(5,382)	(544)
Interest rate swaps	—	—	—	—	—
Credit default swaps	—	—	—	—	—
Currency translations	244	103	223	503	113
	121,121	260,741	220,554	(158,720)	157,229
Net realized gain (loss) and unrealized appreciation (depreciation)	409,802	641,381	1,227,660	353,010	91,424
Net increase (decrease) in net assets resulting from operations	$439,671	$643,288	$1,321,449	$420,151	$106,920

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$91,946	$29,299	$231,477	$21,295	$2,164	$135,663	$2,391	$55	$—
182	382	2,408	722	117	57,429	811	111,082	35,921
92,128	29,681	233,885	22,017	2,281	193,092	3,202	111,137	35,921

14,423	5,676	33,771	3,346	272	24,523	720	17,751	6,715
4,580	2,096	17,940	358	109	6,842	225	5,641	1,688
18	3	50	31	109	63	—	45	5
— †	— †	1	— †	— †	1	— †	1	— †
365	95	1,267	53	5	887	11	486	128
134	29	617	12	1	542	2	243	45
9	3	38	17	12	187	3	14	20
35	9	123	5	— †	85	1	46	12
1	8	13	4	— †	5	5	2	9
126	150	377	133	8	10	19	64	301
—	—	—	—	—	—	1	—	—
6	8	21	36	— †	18	13	163	137
19,697	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060

6	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
19,691	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060
72,437	21,604	179,667	18,022	1,765	159,929	2,202	86,681	26,861

340,017	65,621	1,315,509	25,570	704	149,234	466	33,332	(45,208)
—	2,216	—	—	—	—	22	15,963	4,547
—	—	—	—	—	(2,582)	—	13,204	1,382
(7)	(95)	(345)	95	(3)	(117)	(63)	(150)	(3,072)
340,010	67,742	1,315,164	25,665	701	146,535	425	62,349	(42,351)

(421,514)	(23,415)	(728,756)	(8,081)	(2,907)	(139,410)	(800)	(173,130)	(50,337)
—	(1,056)	—	—	—	—	(141)	(4,081)	(1,081)
—	—	—	—	—	5,549	—	10,285	180
—	—	—	—	—	—	—	47	—
(4)	66	6	40	4	98	20	393	739
(421,518)	(24,405)	(728,750)	(8,041)	(2,903)	(133,763)	(921)	(166,486)	(50,499)

(81,508)	43,337	586,414	17,624	(2,202)	12,772	(496)	(104,137)	(92,850)
$(9,071)	$64,941	$766,081	$35,646	$(437)	$172,701	$1,706	$(17,456)	$(65,989)

American Funds Insurance Series

Statements of operations
for the six months ended June 30, 2015

				U.S.
	High-			Government/			Managed
	Income			AAA-Rated	Cash		Risk
	Bond	Mortgage		Securities	Management		Growth
	Fund	Fund		Fund	Fund		Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$13	$—		$—	$—		$155
Interest	63,571	2,165		19,902	149		— †
	63,584	2,165		19,902	149		155
Fees and expenses*:
Investment advisory services	4,635	706		5,592	577		121
Distribution services	1,172	68		2,153	392		121
Insurance administrative services	5	1		27	8		121
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	100	17		168	18		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	30	3		55	6		1
Registration statement and prospectus	4	10		5	—	†	15
Trustees’ compensation	10	1		16	2		— †
Auditing and legal	— †	—	†	1	—	†	— †
Custodian	12	1		5	1		6
State and local taxes	—	—		—	—		—
Other	33	7		10	—		22
Total fees and expenses before reimbursement/waiver	6,001	814		8,032	1,004		434
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—		43
Other	—	—		—	—		56
Total reimbursement/waiver of fees and expenses	—	—		—	—		99
Total fees and expenses after reimbursement/waiver	6,001	814		8,032	1,004		335
Net investment income (loss)	57,583	1,351		11,870	(855)		(180)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	(33,975)	1,336		31,841	—		247
Forward currency contracts	824	—		—	—		—
Interest rate swaps	3	139		17,662	—		—
Credit default swaps	178	—		—	—		—
Futures contracts	—	—		—	—		(2,647)
Currency transactions	(56)	—		—	—		(9)
Capital gain distributions received	—	—		—	—		21,515
	(33,026)	1,475		49,503	—		19,106
Net unrealized appreciation (depreciation) on:
Investments	11,739	(2,904)		(46,714)	11		(17,174)
Forward currency contracts	(151)	—		—	—		—
Interest rate swaps	35	2,592		11,355	—		—
Credit default swaps	(81)	—		—	—		—
Futures contracts	—	—		—	—		506
Currency translations	40	—		—	—		—
	11,582	(312)		(35,359)	11		(16,668)
Net realized gain (loss) and unrealized appreciation (depreciation)	(21,444)	1,163		14,144	11		2,438
Net increase (decrease) in net assets resulting from operations	$36,139	$2,514		$26,014	$(844)		$2,258

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

		Managed	Managed		Managed
Managed		Risk Blue	Risk		Risk
Risk		Chip Income	Growth-		Asset
International		and Growth	Income		Allocation
Fund		Fund	Fund		Fund

$247		$429	$280		$8,902
—	†	— †	—	†	6
247		429	280		8,908

75		148	113		2,710
75		148	113		2,287
75		148	113		2,710
—	†	— †	—	†	— †
—		—	—		—
26		27	26		50
—	†	1	—	†	21
9		19	15		356
—	†	1	—	†	10
—	†	— †	—	†	— †
6		6	6		6
1		1	—		—
8		28	18		126
275		527	404		8,276

27		51	39		926
42		65	53		244
69		116	92		1,170
206		411	312		7,106
41		18	(32)		1,802

186		2,178	601		955
—		—	—		—
—		—	—		—
—		—	—		—
(1,695)		(2,868)	(2,220)		(10,747)
(24)		(3)	(3)		(11)
3,720		11,298	13,419		151,808
2,187		10,605	11,797		142,005

(2,014)		(14,064)	(11,984)		(143,738)
—		—	—		—
—		—	—		—
—		—	—		—
161		379	331		—
—		—	—		—
(1,853)		(13,685)	(11,653)		(143,738)

334		(3,080)	144		(1,733)
$375		$(3,062)	$112		$69

American Funds Insurance Series

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014	2015[1]	2014
Operations:
Net investment income (loss)	$29,869	$51,867	$1,907	$7,363	$93,789	$217,653
Net realized gain (loss)	288,681	558,227	380,640	334,732	1,007,106	4,628,415
Net unrealized appreciation (depreciation)	121,121	(479,729)	260,741	(249,267)	220,554	(2,958,293)
Net increase (decrease) in net assets resulting from operations	439,671	130,365	643,288	92,828	1,321,449	1,887,775
Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,780)	(68,881)	—	(8,225)	(26,693)	(224,482)
Distributions from net realized gain on investments	(539,533)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)
Total dividends and distributions paid to shareholders	(550,313)	(628,198)	(331,551)	(26,966)	(4,653,199)	(1,343,896)
Net capital share transactions	234,454	178,506	258,782	(105,588)	3,194,539	(1,339,113)
Total increase (decrease) in net assets	123,812	(319,327)	570,519	(39,726)	(137,211)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199
End of period	$5,692,657	$5,568,845	$4,731,063	$4,160,544	$22,625,754	$22,762,965
Undistributed (distributions in excess of) net investment income	$23,929	$4,840	$(18,850)	$(20,757)	$93,077	$25,981

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014[2]	2015[1]	2014
Operations:
Net investment income (loss)	$18,022	$32,645	$1,765	$716	$159,929	$311,850
Net realized gain (loss)	25,665	24,882	701	(224)	146,535	1,260,965
Net unrealized appreciation (depreciation)	(8,041)	(92,467)	(2,903)	(1,060)	(133,763)	(654,181)
Net increase (decrease) in net assets resulting from operations	35,646	(34,940)	(437)	(568)	172,701	918,634
Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,666)	(31,369)	(1,556)	(835)	(71,867)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)
Total dividends and distributions paid to shareholders	(23,172)	(41,025)	(1,556)	(929)	(1,338,575)	(1,091,784)
Net capital share transactions	60,851	129,868	67,783	76,663	1,554,485	1,418,325
Total increase (decrease) in net assets	73,325	53,903	65,790	75,166	388,611	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693
End of period	$1,081,535	$1,008,210	$140,956	$75,166	$17,951,479	$17,562,868
Undistributed (distributions in excess of) net investment income	$14,722	$(1,634)	$100	$(109)	$155,865	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$67,141	$105,714	$15,496	$30,392	$72,437	$219,105	$21,604	$63,105	$179,667	$352,891
511,730	865,143	(65,805)	150,040	340,010	737,778	67,742	191,803	1,315,164	3,612,305
(158,720)	(1,181,692)	157,229	(396,524)	(421,518)	25,004	(24,405)	(146,194)	(728,750)	(1,415,092)

420,151	(210,835)	106,920	(216,092)	(9,071)	981,887	64,941	108,714	766,081	2,550,104

(27,637)	(119,689)	(9,231)	(31,681)	(25,323)	(221,413)	(7,321)	(66,932)	(69,191)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,147)	(1,199,049)
(473,704)	(119,689)	(158,328)	(295,961)	(737,767)	(221,413)	(7,321)	(66,932)	(3,675,338)	(1,545,045)
465,564	(1,245,391)	243,510	390,346	646,624	(56,686)	(77,966)	(184,153)	2,637,861	(674,865)
412,011	(1,575,915)	192,102	(121,707)	(100,214)	703,788	(20,346)	(142,371)	(271,396)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354
$8,123,865	$7,711,854	$2,773,580	$2,581,478	$7,172,670	$7,272,884	$1,866,005	$1,886,351	$25,092,152	$25,363,548

$14,677	$(24,827)	$(6,310)	$(12,575)	$72,015	$24,901	$14,360	$77	$178,447	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$2,202	$3,998	$86,681	$182,459	$26,861	$58,842	$57,583	$114,002	$1,351	$3,082
425	3,440	62,349	206,562	(42,351)	41,961	(33,026)	51,505	1,475	7,167
(921)	(4,235)	(166,486)	115,241	(50,499)	(60,877)	11,582	(152,358)	(312)	4,203

1,706	3,203	(17,456)	504,262	(65,989)	39,926	36,139	13,149	2,514	14,452

(274)	(2,876)	(34,666)	(196,026)	(1,846)	(38,880)	(19,652)	(116,796)	(795)	(2,963)
(782)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—
(1,056)	(8,355)	(227,106)	(199,450)	(70,880)	(61,878)	(19,652)	(116,796)	(5,063)	(2,963)
4,392	28,764	543,231	(6,277)	77,045	17,465	37,436	130,489	(2,452)	86,031
5,042	23,612	298,669	298,535	(59,824)	(4,487)	53,923	26,842	(5,001)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288
$220,791	$215,749	$9,869,289	$9,570,620	$2,524,479	$2,584,303	$2,016,399	$1,962,476	$339,807	$344,808

$1,570	$(358)	$81,284	$29,269	$24,658	$(357)	$54,565	$16,634	$1,288	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/				Managed Risk
	AAA-Rated Securities Fund		Cash Management Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014	2015[1]	2014
Operations:
Net investment income (loss)	$11,870	$38,754	$(855)	$(2,052)	$(180)	$536
Net realized gain (loss)	49,503	48,326	— [3]	1	19,106	1,092
Net unrealized appreciation (depreciation)	(35,359)	86,330	11	3	(16,668)	(434)
Net increase (decrease) in net assets resulting from operations	26,014	173,410	(844)	(2,048)	2,258	1,194
Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,684)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,146)	—	—	—	—	(1,328)
Total dividends and distributions paid to shareholders	(32,830)	(41,683)	—	—	—	(1,862)
Net capital share transactions	(228,809)	(57,173)	(30,306)	(62,920)	34,633	51,939
Total increase (decrease) in net assets	(235,625)	74,554	(31,150)	(64,968)	36,891	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993
End of period	$3,238,188	$3,473,813	$363,915	$395,065	$116,155	$79,264
Undistributed (distributions in excess of) net investment income	$11,590	$5,404	$(877)	$(22)	$(120)	$60

[1]	Unaudited.
[2]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$41	$485	$18	$2,247	$(32)	$641	$1,802	$20,101
2,187	96	10,605	(938)	11,797	1,387	142,005	54,138
(1,853)	(2,770)	(13,685)	2,283	(11,653)	(416)	(143,738)	(23,318)

375	(2,189)	(3,062)	3,592	112	1,612	69	50,921

(14)	(510)	(76)	(2,179)	—	(643)	(24,341)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—
(14)	(510)	(76)	(2,179)	—	(2,233)	(72,731)	(1,557)
26,840	31,920	29,050	70,335	28,013	52,232	335,028	1,100,535
27,201	29,221	25,912	71,748	28,125	51,611	262,366	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070
$73,308	$46,107	$124,019	$98,107	$103,891	$75,766	$2,319,335	$2,056,969

$41	$14	$11	$69	$(20)	$12	$1,768	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,199,892	$—	$—	$1,199,892
Information technology	1,148,547	—	—	1,148,547
Consumer discretionary	1,022,503	—	—	1,022,503
Financials	800,650	—	—	800,650
Industrials	427,646	—	—	427,646
Consumer staples	390,914	—	—	390,914
Telecommunication services	163,980	—	—	163,980
Energy	142,915	—	—	142,915
Materials	116,906	—	—	116,906
Utilities	28,874	—	—	28,874
Miscellaneous	101,274	—	—	101,274
Preferred securities	135	—	—	135
Bonds, notes & other debt instruments	—	20,279	—	20,279
Short-term securities	—	165,752	—	165,752
Total	$5,544,236	$186,031	$—	$5,730,267

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$210	$—	$210
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,193)	—	(1,193)
Total	$—	$(983)	$—	$(983)

*	Securities with a value of $2,715,514,000, which represented 47.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$948,864	$8,429	$47	$957,340
Health care	891,177	12,635	6,039	909,851
Information technology	713,486	—	—	713,486
Industrials	504,871	2,855	—	507,726
Financials	299,232	—	—	299,232
Energy	177,251	—	8,399	185,650
Materials	151,697	—	23,642	175,339
Consumer staples	155,304	—	—	155,304
Utilities	89,539	—	—	89,539
Telecommunication services	5,278	—	—	5,278
Miscellaneous	229,826	102	—	229,928
Rights & warrants	619	10	1,991	2,620
Convertible stocks	—	—	6,481	6,481
Bonds, notes & other debt instruments	—	10,682	—	10,682
Short-term securities	—	508,114	—	508,114
Total	$4,167,144	$542,827	$46,599	$4,756,570

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$219	$—	$219
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(458)	—	(458)
Total	$—	$(239)	$—	$(239)

*	Securities with a value of $1,491,908,000, which represented 31.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,533,042	$6,397	$—	$4,539,439
Information technology	4,385,993	—	—	4,385,993
Consumer discretionary	4,208,261	—	—	4,208,261
Financials	3,043,408	—	—	3,043,408
Consumer staples	1,851,554	—	—	1,851,554
Energy	1,592,902	—	3,370	1,596,272
Industrials	1,589,793	—	—	1,589,793
Other	370,797	—	1,013	371,810
Miscellaneous	129,992	—	—	129,992
Preferred securities	31	—	—	31
Rights & warrants	10,896	—	—	10,896
Convertible stocks	—	—	10,650	10,650
Short-term securities	—	854,125	—	854,125
Total	$21,716,669	$860,522	$15,033	$22,592,224

*	Securities with a value of $1,837,183,000, which represented 8.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,521,216	$—	$—	$1,521,216
Consumer discretionary	1,127,767	—	—	1,127,767
Health care	1,098,420	—	—	1,098,420
Information technology	918,817	—	—	918,817
Industrials	915,062	—	—	915,062
Consumer staples	388,334	—	—	388,334
Materials	350,068	7,815	—	357,883
Telecommunication services	299,365	—	—	299,365
Utilities	296,259	—	—	296,259
Energy	262,731	—	—	262,731
Miscellaneous	164,332	—	—	164,332
Rights & warrants	350	—	—	350
Bonds, notes & other debt instruments	—	75,349	—	75,349
Short-term securities	—	702,856	—	702,856
Total	$7,342,721	$786,020	$—	$8,128,741

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$216	$—	$216
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,497)	—	(1,497)
Total	$—	$(1,281)	$—	$(1,281)

*	Securities with a value of $6,223,223,000, which represented 76.60% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$430,695	$—	$—	$430,695
Financials	404,515	1,919	33	406,467
Consumer discretionary	384,747	3,220	—	387,967
Consumer staples	238,923	—	—	238,923
Energy	211,932	—	—	211,932
Health care	203,140	—	—	203,140
Industrials	145,911	—	—	145,911
Telecommunication services	81,877	—	—	81,877
Materials	37,944	5,692	10,309	53,945
Utilities	44,250	—	—	44,250
Miscellaneous	132,159	4,625	—	136,784
Preferred securities	1,011	—	—	1,011
Rights & warrants	—	26,526	—	26,526
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	145,759	—	145,759
Corporate bonds & notes	—	27,613	—	27,613
U.S. Treasury bonds & notes	—	5,167	—	5,167
Short-term securities	—	228,371	—	228,371
Total	$2,317,104	$448,892	$10,342	$2,776,338

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(53)	—	(53)
Total	$—	$22	$—	$22

*	Securities with a value of $1,261,590,000, which represented 45.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,364,235	$—	$—	$1,364,235
Industrials	1,106,425	—	—	1,106,425
Information technology	1,037,092	—	—	1,037,092
Telecommunication services	790,568	—	—	790,568
Consumer staples	649,388	—	—	649,388
Energy	467,494	—	—	467,494
Consumer discretionary	371,478	—	—	371,478
Financials	281,807	—	—	281,807
Utilities	270,091	—	—	270,091
Materials	244,205	—	—	244,205
Miscellaneous	316,118	—	—	316,118
Short-term securities	—	288,635	—	288,635
Total	$6,898,901	$288,635	$—	$7,187,536

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$420,780	$—	$—	$420,780
Consumer discretionary	244,774	4,127	—	248,901
Industrials	223,639	795	—	224,434
Information technology	205,806	—	—	205,806
Health care	200,509	—	—	200,509
Telecommunication services	147,807	—	—	147,807
Consumer staples	124,663	—	—	124,663
Materials	87,445	—	—	87,445
Energy	69,764	—	—	69,764
Utilities	68,094	—	—	68,094
Miscellaneous	10,087	1,364	—	11,451
Preferred securities	427	—	—	427
Bonds, notes & other debt instruments	—	9,664	—	9,664
Short-term securities	—	43,766	—	43,766
Total	$1,803,795	$59,716	$—	$1,863,511

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$227	$—	$227
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)
Total	$—	$208	$—	$208

*	Securities with a value of $787,048,000, which represented 42.18% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,700,566	$—	$—	$4,700,566
Information technology	3,683,626	—	—	3,683,626
Consumer discretionary	3,330,846	—	—	3,330,846
Industrials	2,406,933	—	—	2,406,933
Financials	2,241,685	—	—	2,241,685
Consumer staples	1,847,841	83,837	—	1,931,678
Materials	1,684,958	—	—	1,684,958
Energy	1,628,967	—	—	1,628,967
Telecommunication services	548,091	—	—	548,091
Utilities	269,055	—	—	269,055
Miscellaneous	1,253,064	—	—	1,253,064
Rights & warrants	3,412	—	—	3,412
Convertible stocks	—	6,264	—	6,264
Convertible bonds	—	33,292	—	33,292
Bonds, notes & other debt instruments	—	18,471	—	18,471
Short-term securities	—	1,341,274	—	1,341,274
Total	$23,599,044	$1,483,138	$—	$25,082,182

*	Securities with a value of $1,425,798,000, which represented 5.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$243,537	$—	$—	$243,537
Consumer discretionary	157,256	—	—	157,256
Consumer staples	125,865	—	—	125,865
Utilities	107,989	—	—	107,989
Health care	104,437	—	—	104,437
Industrials	60,746	—	—	60,746
Energy	54,577	—	—	54,577
Telecommunication services	48,351	—	—	48,351
Materials	32,641	—	—	32,641
Information technology	18,860	—	—	18,860
Miscellaneous	8,411	—	—	8,411
Convertible bonds	—	2,574	—	2,574
Bonds, notes & other debt instruments	—	21,400	—	21,400
Short-term securities	—	105,273	—	105,273
Total	$962,670	$129,247	$—	$1,091,917

*	Securities with a value of $729,905,000, which represented 67.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,298	$—	$—	$21,298
Consumer staples	17,492	—	—	17,492
Utilities	11,813	—	—	11,813
Energy	11,234	—	—	11,234
Telecommunication services	11,220	—	—	11,220
Health care	10,537	—	—	10,537
Consumer discretionary	10,345	—	—	10,345
Information technology	9,147	—	—	9,147
Industrials	6,276	—	—	6,276
Materials	4,766	—	—	4,766
Miscellaneous	1,236	—	—	1,236
Convertible stocks	470	—	—	470
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	10,000	—	10,000
Corporate bonds & notes	—	4,323	—	4,323
U.S. Treasury bonds & notes	—	3,927	—	3,927
Asset-backed obligations	—	1,838	—	1,838
Short-term securities	—	12,900	—	12,900
Total	$115,834	$32,988	$—	$148,822

*	Securities with a value of $53,150,000, which represented 37.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,190,651	$—	$—	$2,190,651
Consumer discretionary	1,979,389	—	—	1,979,389
Financials	1,693,615	—	—	1,693,615
Health care	1,561,790	—	2,670	1,564,460
Industrials	1,555,876	4,545	1	1,560,422
Energy	1,042,481	—	—	1,042,481
Consumer staples	867,101	—	—	867,101
Materials	749,111	—	—	749,111
Telecommunication services	126,225	—	—	126,225
Miscellaneous	309,609	13,226	—	322,835
Convertible stocks	—	10,706	—	10,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,949,442	—	1,949,442
Corporate bonds & notes	—	1,388,594	22,208	1,410,802
Mortgage-backed obligations	—	695,524	—	695,524
Federal agency bonds & notes	—	281,937	—	281,937
Other	—	105,457	—	105,457
Short-term securities	—	1,764,689	—	1,764,689
Total	$12,075,848	$6,214,120	$24,879	$18,314,847

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,329	$—	$1,329
Liabilities:
Unrealized depreciation on interest rate swaps	—	(4,907)	—	(4,907)
Total	$—	$(3,578)	$—	$(3,578)

*	Securities with a value of $381,440,000, which represented 2.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,053	$—	$—	$23,053
Industrials	20,788	23	—	20,811
Health care	19,012	—	—	19,012
Information technology	18,515	—	—	18,515
Consumer staples	18,492	—	—	18,492
Consumer discretionary	14,243	—	—	14,243
Energy	10,413	—	—	10,413
Materials	8,150	541	—	8,691
Telecommunication services	4,163	—	—	4,163
Utilities	2,373	—	—	2,373
Miscellaneous	213	—	—	213
Preferred securities	165	—	—	165
Convertible bonds	—	357	—	357
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,926	—	27,926
U.S. Treasury bonds & notes	—	19,557	—	19,557
Corporate bonds & notes	—	14,553	—	14,553
Mortgage-backed obligations	—	6,213	—	6,213
Asset-backed obligations	—	322	—	322
Short-term securities	—	15,000	—	15,000
Total	$139,580	$84,492	$—	$224,072

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$47	$—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(108)	—	(108)
Total	$—	$(61)	$—	$(61)

*	Securities with a value of $68,010,000, which represented 30.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,435,631	$—	$3,435,631
Corporate bonds & notes	—	3,005,163	1,369	3,006,532
Mortgage-backed obligations	—	1,918,374	—	1,918,374
Bonds & notes of governments & government agencies outside the U.S.	—	412,759	—	412,759
Federal agency bonds & notes	—	181,644	—	181,644
Other	—	175,822	—	175,822
Preferred securities	1,170	—	—	1,170
Common stocks	—	2,241	5	2,246
Short-term securities	—	1,738,083	—	1,738,083
Total	$1,170	$10,869,717	$1,374	$10,872,261

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,548	$—	$1,548
Unrealized appreciation on interest rate swaps	—	9,475	—	9,475
Unrealized appreciation on credit default swaps	—	47	—	47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(767)	—	(767)
Unrealized depreciation on interest rate swaps	—	(6,651)	—	(6,651)
Total	$—	$3,652	$—	$3,652

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$316,055	$—	$316,055
Japanese yen	—	119,469	—	119,469
British pounds	—	105,982	—	105,982
Polish zloty	—	102,337	—	102,337
Mexican pesos	—	94,096	—	94,096
Hungarian forints	—	86,635	—	86,635
Indian rupees	—	63,084	—	63,084
Danish kroner	—	50,429	—	50,429
Malaysian ringgits	—	23,765	—	23,765
Norwegian kroner	—	18,765	—	18,765
Indonesian rupiah	—	18,013	—	18,013
U.S. dollars	—	1,349,527	2,339	1,351,866
Other	—	64,997	—	64,997
Convertible stocks	—	356	—	356
Common stocks	—	2,421	—	2,421
Short-term securities	—	197,822	—	197,822
Total	$—	$2,613,753	$2,339	$2,616,092

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,730	$—	$2,730
Unrealized appreciation on interest rate swaps	—	669	—	669
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,976)	—	(2,976)
Unrealized depreciation on interest rate swaps	—	(664)	—	(664)
Total	$—	$(241)	$—	$(241)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,731,908	$29,702	$1,761,610
Bonds & notes of governments & government agencies outside the U.S.	—	40,508	—	40,508
U.S. Treasury bonds & notes	—	26,371	—	26,371
Asset-backed obligations	—	2,988	—	2,988
Convertible bonds	—	5,017	—	5,017
Convertible stocks	8,454	6,425	—	14,879
Preferred securities	535	1,015	—	1,550
Common stocks	7,494	26,333	2,933	36,760
Short-term securities	—	98,791	—	98,791
Total	$16,483	$1,939,356	$32,635	$1,988,474

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Unrealized appreciation on interest rate swaps	—	38	—	38
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on credit default swaps	—	(81)	—	(81)
Total	$—	$37	$—	$37

[1]	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2015 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2015	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	6/30/2015
Investment securities	$14,115	$3,152	$22,274	$(6,458)	$(1,175)	$727	$—	$32,635
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2015[3]								$(533)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
		Unchanged vendor price	N/A	N/A	N/A
Bonds, notes & other	$ 29,702	Cost	N/A	N/A	N/A
debt instruments		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	2,933	Enterprise valuation	EV/EBITDA multiple	6.0x	Increase
$ 32,635

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

American Funds Insurance Series

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps —The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

American Funds Insurance Series

Initial margin is held at the clearinghouse or exchange for such futures contract, and variation margin is held intraday at the fund’s futures commission merchant (“FCM”) that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund was $10,686,000, $2,533,000 and $13,150,000, respectively, which would represent 0.06%, 0.10% and 0.65%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $82,000, $19,000 and $101,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Bond Fund and High-Income Bond Fund had open credit default swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

American Funds Insurance Series

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2015, only Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$210	$219	$216
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$210	$219	$216

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,193	$458	$1,497
Forward currency	Currency	Payables for closed forward currency contracts	19	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$1,212	$458	$1,497

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$4,802	$918	$648
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$4,802	$918	$648

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(2,351)	$(644)	$(5,382)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(2,351)	$(644)	$(5,382)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$75	$227	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	1,329
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$75	$227	$1,329

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$53	$19	$—
Forward currency	Currency	Payables for closed forward currency contracts	8	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	4,907
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$61	$20	$4,907

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$1,339	$2,216	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(2,582)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$1,339	$2,216	$(2,582)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(544)	$(1,056)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	5,549
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(544)	$(1,056)	$5,549

See end of tables for footnote.

American Funds Insurance Series

			Global		Global
			Balanced	Bond	Bond
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$47	$1,548	$2,730
Forward currency	Currency	Receivables for closed forward currency contracts	1	296	436
Interest rate swaps	Interest	Net unrealized appreciation*	—	9,475	669
Credit default swaps	Credit	Net unrealized appreciation*	—	47	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$48	$11,366	$3,835

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$108	$767	$2,976
Forward currency	Currency	Payables for closed forward currency contracts	21	2	466
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,651	664
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$129	$7,420	$4,106

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$22	$15,963	$4,547
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	13,204	1,382
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$22	$29,167	$5,929

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(141)	$(4,081)	$(1,081)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	10,285	180
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	47	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(141)	$6,251	$(901)

American Funds Insurance Series

					U.S.
			High-		Government/
			Income		AAA-Rated
			Bond	Mortgage	Securities
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	16	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	38	2,682	19,853
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$137	$2,682	$19,853

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	3	896	16,135
Credit default swaps	Credit	Net unrealized depreciation*	81	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$84	$896	$16,135

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$824	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	3	139	17,662
Credit default swaps	Credit	Net realized gain on credit default swaps	178	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$1,005	$139	$17,662

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(151)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	35	2,592	11,355
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(81)	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(197)	$2,592	$11,355

See end of tables for footnote.

American Funds Insurance Series

					Managed
			Managed	Managed	Risk Blue
			Risk	Risk	Chip Income
			Growth	International	and Growth
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	69	26	260
Futures contracts	Currency	Net unrealized appreciation*	2	18	3
			$71	$44	$263

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1	12	—
Futures contracts	Currency	Net unrealized depreciation*	2	20	5
			$3	$32	$5

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,731)	(2,034)	(2,896)
Futures contracts	Currency	Net realized gain on futures contracts	84	339	28
			$(2,647)	$(1,695)	$(2,868)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	528	223	386
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(22)	(62)	(7)
			$506	$161	$379

American Funds Insurance Series

			Managed	Managed
			Risk	Risk
			Growth-	Asset
			Income	Allocation
			Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	138	—
Futures contracts	Currency	Net unrealized appreciation*	1	—
			$139	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—
			$—	$—

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,252)	(10,915)
Futures contracts	Currency	Net realized gain on futures contracts	32	168
			$(2,220)	$(10,747)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	342	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(11)	—
			$331	$—

*	Includes cumulative appreciation (depreciation) on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$209	$—	$(209)	$—	$—
UBS AG	1	—	—	—	1
	$210	$—	$(209)	$—	$1
Liabilities:
Bank of America, N.A.	$1,159	$—	$—	$—	$1,159
Citibank	18	—	—	—	18
JPMorgan Chase	16	—	—	—	16
UBS AG	19	—	—	—	19
	$1,212	$—	$—	$—	$1,212

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$197	$—	$—	$—	$197
HSBC Bank	21	—	—	—	21
UBS AG	1	(1)	—	—	—
	$219	$(1)	$—	$—	$218
Liabilities:
Bank of New York Mellon	$348	$—	$(348)	$—	$—
Barclays Bank PLC	12	—	—	—	12
UBS AG	98	(1)	—	—	97
	$458	$(1)	$(348)	$—	$109

See end of tables for footnote.

American Funds Insurance Series

International Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$205	$—	$—	$—	$205
UBS AG	11	(11)	—	—	—
	$216	$(11)	$—	$—	$205
Liabilities:
Barclays Bank PLC	$543	$—	$—	$—	$543
UBS AG	954	(11)	(680)	—	263
	$1,497	$(11)	$(680)	$—	$806

New World Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$27	$(19)	$—	$—	$8
HSBC Bank	4	—	—	—	4
JPMorgan Chase	23	—	—	—	23
UBS AG	21	(13)	—	—	8
	$75	$(32)	$—	$—	$43
Liabilities:
Bank of America, N.A.	$21	$—	$—	$—	$21
Citibank	19	(19)	—	—	—
UBS AG	21	(13)	—	—	8
	$61	$(32)	$—	$—	$29

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$49	$—	$—	$—	$49
JPMorgan Chase	178	(2)	(176)	—	—
	227	(2)	$(176)	$—	$49
Liabilities:
Bank of America, N.A.	$6	$—	$—	$—	$6
HSBC Bank	10	—	—	—	10
JPMorgan Chase	2	(2)	—	—	—
UBS AG	1	—	—	—	1
	$19	$(2)	$—	$—	$17

American Funds Insurance Series

Global Balanced Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$11	$(1)	$—	$—	$10
Citibank	2	(2)	—	—	—
HSBC Bank	23	(23)	—	—	—
JPMorgan Chase	1	—	—	—	1
UBS AG	11	(11)	—	—	—
	$48	$(37)	$—	$—	$11
Liabilities:
Bank of America, N.A.	$12	$—	$—	$—	$12
Bank of New York Mellon	1	(1)	—	—	—
Citibank	26	(2)	—	—	24
HSBC Bank	42	(23)	—	—	19
JPMorgan Chase	9	—	—	—	9
UBS AG	39	(11)	—	—	28
	$129	$(37)	$—	$—	$92

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$283	$—	$(283)	$—	$—
HSBC Bank	830	(103)	—	—	727
JPMorgan Chase	731	(123)	(571)	—	37
	$1,844	$(226)	$(854)	$—	$764
Liabilities:
HSBC Bank	$103	$(103)	$—	$—	$—
JPMorgan Chase	125	(123)	(2)	—	—
UBS AG	541	—	(281)	—	260
	$769	$(226)	$(283)	$—	$260

See end of tables for footnote.

American Funds Insurance Series

Global Bond Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$271	$—	$—	$—	$271
Citibank	1,150	(97)	(649)	—	404
HSBC Bank	1,357	(1,315)	—	—	42
JPMorgan Chase	56	(31)	(16)	—	9
UBS AG	332	(332)	—	—	—
	$3,166	$(1,775)	$(665)	$—	$726
Liabilities:
Citibank	$354	$(97)	$(257)	$—	$—
HSBC Bank	1,510	(1,315)	(195)	—	—
JPMorgan Chase	232	(31)	(201)	—	—
UBS AG	1,345	(332)	(1,013)	—	—
	$3,441	$(1,775)	$(1,666)	$—	$—

High-Income Bond Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$6	$—	$—	$—	$6
JPMorgan Chase	93	—	—	—	93
	$99	$—	$—	$—	$99

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds

American Funds Insurance Series

commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2014, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2015.

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
As of December 31, 2014:
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817
As of June 30, 2015:
Gross unrealized appreciation on investment securities	1,675,334	1,602,299	7,939,516	1,701,904	493,590	1,709,619
Gross unrealized depreciation on investment securities	(175,981)	(435,985)	(583,708)	(437,870)	(244,309)	(225,029)
Net unrealized appreciation (depreciation) on investment securities	1,499,353	1,166,314	7,355,808	1,264,034	249,281	1,484,590
Cost of investment securities	4,230,914	3,590,256	15,236,416	6,864,707	2,527,057	5,702,946

American Funds Insurance Series

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
As of December 31, 2014:
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(82,780)	—	—	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	404,057	7,705,677	98,312	2,055	3,836,042	27,227
Gross unrealized depreciation on investment securities	(126,571)	(812,146)	(67,828)	(6,166)	(428,064)	(8,847)
Net unrealized appreciation (depreciation) on investment securities	277,486	6,893,531	30,484	(4,111)	3,407,978	18,380
Cost of investment securities	1,586,025	18,188,651	1,061,433	152,933	14,906,869	205,692

					U.S.
					Government/
					AAA-Rated	Cash
		Global Bond	High-Income	Mortgage	Securities	Management
	Bond Fund	Fund	Bond Fund	Fund	Fund	Fund
As of December 31, 2014:
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	116,947	15,516	1,984	2,904	22,210	28
Gross unrealized depreciation on investment securities	(156,859)	(106,027)	(112,081)	(1,998)	(24,487)	(1)
Net unrealized appreciation (depreciation) on investment securities	(39,912)	(90,511)	(110,097)	906	(2,277)	27
Cost of investment securities	10,912,173	2,706,603	2,098,571	505,770	4,196,490	361,602

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
As of December 31, 2014:
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—

As of June 30, 2015:
Gross unrealized depreciation on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Net unrealized appreciation (depreciation) on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Cost of investment securities	131,069	76,450	132,855	113,804	2,433,002

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,103	$137,199	$154,302	$21,714	$149,231	$170,945
Class 2	41,780	349,551	391,331	46,982	409,357	456,339
Class 4	505	4,175	4,680	185	729	914
Total	$59,388	$490,925	$550,313	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43
Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,504	$1,460,328	$1,470,832	$101,536	$338,191	$439,727
Class 2	15,900	3,114,763	3,130,663	120,723	770,692	891,415
Class 3	239	42,040	42,279	2,019	10,176	12,195
Class 4	50	9,375	9,425	204	355	559
Total	$26,693	$4,626,506	$4,653,199	$224,482	$1,119,414	$1,343,896

International Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$13,031	$196,800	$209,831	$56,042	$—	$56,042
Class 2	14,361	245,172	259,533	62,808	—	62,808
Class 3	124	2,060	2,184	586	—	586
Class 4	121	2,035	2,156	253	—	253
Total	$27,637	$446,067	$473,704	$119,689	$—	$119,689

American Funds Insurance Series

New World Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$26,563	$63,241	$89,804	$22,533	$136,762	$159,295
Class 2	17,938	43,910	61,848	14,710	118,828	133,538
Class 4	1,940	4,736	6,676	712	2,416	3,128
Total	$46,441	$111,887	$158,328	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$36,950	$336,268	$373,218	$110,127	$—	$110,127
Class 2	34,384	328,339	362,723	111,072	—	111,072
Class 4	175	1,651	1,826	214	—	214
Total	$71,509	$666,258	$737,767	$221,413	$—	$221,413

Global Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,000	$—	$1,000	$7,433	$—	$7,433
Class 2	6,311	—	6,311	59,444	—	59,444
Class 4	10	—	10	55	—	55
Total	$7,321	$—	$7,321	$66,932	$—	$66,932

Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$73,752	$1,523,989	$1,597,741	$160,312	$481,640	$641,952
Class 2	88,691	1,955,599	2,044,290	182,884	707,921	890,805
Class 3	1,146	24,839	25,985	2,464	9,150	11,614
Class 4	318	7,004	7,322	336	338	674
Total	$163,907	$3,511,431	$3,675,338	$345,996	$1,199,049	$1,545,045

See end of tables for footnotes.

American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,286	$15,393	$16,679	$23,471	$7,090	$30,561
Class 2	347	5,535	5,882	7,334	2,491	9,825
Class 4	33	578	611	564	75	639
Total	$1,666	$21,506	$23,172	$31,369	$9,656	$41,025

Capital Income Builder

	Six months ended June 30, 2015					Year ended December 31, 2014*
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$345		$—	$345		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	1,211		—	1,211		520		—	520
Total	$1,556		$—	$1,556		$929		$—	$929

Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$149,147	$785,247	$934,394	$244,441	$487,101	$731,542
Class 2	61,265	335,062	396,327	104,039	252,911	356,950
Class 3	445	2,404	2,849	774	1,837	2,611
Class 4	779	4,226	5,005	434	247	681
Total	$211,636	$1,126,939	$1,338,575	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$50		$142		$192		$559		$943		$1,502
Class 2	224		640		864		2,317		4,536		6,853
Class 4	—	†	—	†	—	†	—	†	—	†	—	†
Total	$274		$782		$1,056		$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$105,213	$20,064	$125,277	$106,599	$1,717	$108,316
Class 2	84,402	16,478	100,880	88,930	1,704	90,634
Class 4	793	156	949	497	3	500
Total	$190,408	$36,698	$227,106	$196,026	$3,424	$199,450

Global Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61
Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,854	$—	$10,854	$60,248	$—	$60,248
Class 2	8,619	—	8,619	55,536	—	55,536
Class 3	137	—	137	966	—	966
Class 4	42	—	42	46	—	46
Total	$19,652	$—	$19,652	$116,796	$—	$116,796

Mortgage Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,235	$—	$4,235	$2,595	$—	$2,595
Class 2	800	—	800	364	—	364
Class 4	28	—	28	4	—	4
Total	$5,063	$—	$5,063	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,060	$1,711	$15,771	$22,540	$—	$22,540
Class 2	14,822	1,904	16,726	18,675	—	18,675
Class 3	105	13	118	143	—	143
Class 4	189	26	215	325	—	325
Total	$29,176	$3,654	$32,830	$41,683	$—	$41,683

Managed Risk Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857
Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
	Ordinary		Long-term	dividends		Ordinary	Long-term	dividends
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508
Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip

Income and Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
	Ordinary		Long-term	dividends		Ordinary	Long-term	dividends
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—	†	$—	$—	†	$6	$—	$6
Class P2	76		—	76		2,173	—	2,173
Total	$76		$—	$76		$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	641	1,587	2,228
Total	$—	$—	$—	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$4,644	$8,843	$13,487	$581	$—	$581
Class P2	19,697	39,547	59,244	976	—	976
Total	$24,341	$48,390	$72,731	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the six months ended June 30, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2015, total investment advisory services fees waived by CRMC were $1,092,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
	Beginning	Ending		In excess	2015,	2015,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.32	.32
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.63	.63
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.18
Managed Risk International Fund	.250		all		.25	.18
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.18
Managed Risk Growth-Income Fund	.250		all		.25	.18
Managed Risk Asset Allocation Fund	.250		all		.25	.18

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2015, total expenses reimbursed by CRMC were $460,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$79
Class 2	5,084	—	203
Class 4	42	41	2
Total class-specific expenses	$5,126	$41	$284

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$80
Class 2	3,513	—	140
Class 4	20	20	1
Total class-specific expenses	$3,533	$20	$221

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$360
Class 2	19,250	—	770
Class 3	188	—	10
Class 4	43	43	2
Total class-specific expenses	$19,481	$43	$1,142

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$175
Class 2	5,625	—	225
Class 3	35	—	2
Class 4	34	34	1
Total class-specific expenses	$5,694	$34	$403

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,363	—	54
Class 4	115	115	5
Total class-specific expenses	$1,478	$115	$135

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$181
Class 2	4,562	—	183
Class 4	18	18	1
Total class-specific expenses	$4,580	$18	$365

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$11
Class 2	2,094	—	84
Class 4	2	3	—	*
Total class-specific expenses	$2,096	$3	$95

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$547
Class 2	17,725	—	709
Class 3	164	—	9
Class 4	51	50	2
Total class-specific expenses	$17,940	$50	$1,267

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$39
Class 2	327	—	13
Class 4	31	31	1
Total class-specific expenses	$358	$31	$53

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	109	109	4
Total class-specific expenses	$109	$109	$5

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$613
Class 2	6,744	—	270
Class 3	35	—	2
Class 4	63	63	2
Total class-specific expenses	$6,842	$63	$887

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	225	—	9
Class 4	—	—	—
Total class-specific expenses	$225	$—	$11

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$260
Class 2	5,596	—	224
Class 4	45	45	2
Total class-specific expenses	$5,641	$45	$486

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$60
Class 2	1,683	—	68
Class 4	5	5	—	*
Total class-specific expenses	$1,688	$5	$128

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$53
Class 2	1,153	—	46
Class 3	14	—	1
Class 4	5	5	—	*
Total class-specific expenses	$1,172	$5	$100

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$14
Class 2	67	—	3
Class 4	1	1	—	*
Total class-specific expenses	$68	$1	$17

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$82
Class 2	2,115	—	84
Class 3	11	—	1
Class 4	27	27	1
Total class-specific expenses	$2,153	$27	$168

Cash Management Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	378	—	15
Class 3	6	—	1
Class 4	8	8	—	*
Total class-specific expenses	$392	$8	$18

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	121	121
Total class-specific expenses	$121	$121

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	75	75
Total class-specific expenses	$75	$75

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	148	148
Total class-specific expenses	$148	$148

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	113	113
Total class-specific expenses	$113	$113

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$423
Class P2	2,287	2,287
Total class-specific expenses	$2,287	$2,710

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
	Current fees		deferred amounts		compensation
Global Growth Fund	$25		$3		$ 28
Global Small Capitalization Fund	18		2		20
Growth Fund	100		10		110
International Fund	35		4		39
New World Fund	12		1		13
Blue Chip Income and Growth Fund	32		3		35
Global Growth and Income Fund	8		1		9
Growth-Income Fund	112		11		123
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—	*	—	*	—	*
Asset Allocation Fund	77		8		85
Global Balanced Fund	1		—	*	1
Bond Fund	42		4		46
Global Bond Fund	11		1		12
High-Income Bond Fund	9		1		10
Mortgage Fund	1		—		1
U.S. Government/AAA-Rated Securities Fund	15		1		16
Cash Management Fund	2		—		2
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	9		1		10

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$111,706	3,838	$154,301	5,671	$(190,815)	(6,641)	$75,192	2,868
Class 2	23,922	824	391,331	14,504	(289,649)	(10,106)	125,604	5,222
Class 4	30,615	1,043	4,681	174	(1,638)	(56)	33,658	1,161
Total net increase (decrease)	$166,243	5,705	$550,313	20,349	$(482,102)	(16,803)	$234,454	9,251

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$267,539	9,615	$121,908	4,341	$(131,877)	(4,579)	$257,570	9,377
Class 2	23,795	874	208,070	7,558	(242,647)	(8,848)	(10,782)	(416)
Class 4	11,422	402	1,572	57	(1,000)	(36)	11,994	423
Total net increase (decrease)	$302,756	10,891	$331,550	11,956	$(375,524)	(13,463)	$258,782	9,384

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$210,740	2,609	$1,467,621	21,403	$(564,924)	(6,845)	$1,113,437	17,167
Class 2	78,611	962	3,130,663	45,911	(1,189,046)	(14,524)	2,020,228	32,349
Class 3	212	3	42,279	614	(13,568)	(165)	28,923	452
Class 4	26,023	321	9,426	139	(3,498)	(47)	31,951	413
Total net increase (decrease)	$315,586	3,895	$4,649,989	68,067	$(1,771,036)	(21,581)	$3,194,539	50,381

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$312,472	14,485	$209,831	10,276	$(168,516)	(7,842)	$353,787	16,919
Class 2	113,482	5,320	259,534	12,760	(282,137)	(13,195)	90,879	4,885
Class 3	429	20	2,184	107	(3,379)	(157)	(766)	(30)
Class 4	21,746	1,006	2,155	106	(2,237)	(104)	21,664	1,008
Total net increase (decrease)	$448,129	20,831	$473,704	23,249	$(456,269)	(21,298)	$465,564	22,782

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$125,289	5,888	$89,803	4,398	$(39,854)	(1,873)	$175,238	8,413
Class 2	21,304	1,009	61,849	3,058	(75,655)	(3,568)	7,498	499
Class 4	56,963	2,687	6,676	330	(2,865)	(137)	60,774	2,880
Total net increase (decrease)	$203,556	9,584	$158,328	7,786	$(118,374)	(5,578)	$243,510	11,792

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$245,371	16,692	$370,355	27,373	$(126,679)	(8,596)	$489,047	35,469
Class 2	15,817	1,082	362,722	27,068	(232,944)	(15,883)	145,595	12,267
Class 4	12,944	884	1,826	136	(2,788)	(189)	11,982	831
Total net increase (decrease)	$274,132	18,658	$734,903	54,577	$(362,411)	(24,668)	$646,624	48,567

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$43,816	3,283	$923	69	$(10,741)	(809)	$33,998	2,543
Class 2	13,884	1,045	6,312	475	(133,724)	(10,102)	(113,528)	(8,582)
Class 4	1,953	146	10	1	(399)	(31)	1,564	116
Total net increase (decrease)	$59,653	4,474	$7,245	545	$(144,864)	(10,942)	$(77,966)	(5,923)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$612,171	11,476	$1,592,596	33,528	$(766,646)	(14,194)	$1,438,121	30,810
Class 2	72,389	1,362	2,044,290	43,412	(957,730)	(18,035)	1,158,949	26,739
Class 3	488	9	25,985	547	(13,987)	(263)	12,486	293
Class 4	25,814	485	7,322	156	(4,831)	(89)	28,305	552
Total net increase (decrease)	$710,862	13,332	$3,670,193	77,643	$(1,743,194)	(32,581)	$2,637,861	58,394

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$11,463	690	$16,679	994	$(4,860)	(282)	$23,282	1,402
Class 2	33,146	1,912	5,882	352	(11,365)	(671)	27,663	1,593
Class 4	10,507	625	611	37	(1,212)	(73)	9,906	589
Total net increase (decrease)	$55,116	3,227	$23,172	1,383	$(17,437)	(1,026)	$60,851	3,584

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$—	—		$9,125		911		$345		35		$(20)	(2)	$9,450		944
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		59,011		5,903		1,211		123		(1,889)	(188)	58,333		5,838
Total net increase (decrease)	$—	—		$68,136		6,814		$1,556		158		$(1,909)	(190)	$67,783		6,782

Year ended December 31, 2014[3]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$723,130	32,235	$934,394	44,284	$(261,971)	(11,683)	$1,395,553	64,836
Class 2	56,639	2,541	396,327	18,954	(341,042)	(15,325)	111,924	6,170
Class 3	470	21	2,849	135	(2,471)	(109)	848	47
Class 4	43,512	1,958	5,005	239	(2,357)	(106)	46,160	2,091
Total net increase (decrease)	$823,751	36,755	$1,338,575	63,612	$(607,841)	(27,223)	$1,554,485	73,144

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

See end of tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$4,297	376	$192		17		$(192)	(16)	$4,297		377
Class 2	8,929	789	864		77		(9,698)	(858)	95		8
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$13,226	1,165	$1,056		94		$(9,890)	(874)	$4,392		385

Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$572,795	51,253	$124,120	11,471	$(97,137)	(8,684)	$599,778	54,040
Class 2	57,023	5,185	100,880	9,437	(228,594)	(20,707)	(70,691)	(6,085)
Class 4	19,135	1,723	948	88	(5,939)	(535)	14,144	1,276
Total net increase (decrease)	$648,953	58,161	$225,948	20,996	$(331,670)	(29,926)	$543,231	49,231

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$84,372	7,240	$33,954	3,037	$(42,543)	(3,655)	$75,783	6,622
Class 2	20,250	1,745	36,798	3,309	(56,760)	(4,876)	288	178
Class 4	1,908	164	128	12	(1,062)	(91)	974	85
Total net increase (decrease)	$106,530	9,149	$70,880	6,358	$(100,365)	(8,622)	$77,045	6,885

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$96,564	8,953	$10,854	1,017	$(28,153)	(2,618)	$79,265	7,352
Class 2	15,615	1,475	8,619	818	(68,150)	(6,410)	(43,916)	(4,117)
Class 3	1,317	123	137	13	(3,319)	(307)	(1,865)	(171)
Class 4	9,577	850	42	4	(5,667)	(501)	3,952	353
Total net increase (decrease)	$123,073	11,401	$19,652	1,852	$(105,289)	(9,836)	$37,436	3,417
Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$27,553	2,553	$4,234	399		$(38,427)	(3,584)	$(6,640)	(632)
Class 2	4,452	413	801	76		(2,555)	(237)	2,698	252
Class 4	1,911	178	28	3		(449)	(42)	1,490	139
Total net increase (decrease)	$33,916	3,144	$5,063	478		$(41,431)	(3,863)	$(2,452)	(241)

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44
Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$38,180	3,045	$15,772	1,276	$(250,764)	(20,027)	$(196,812)	(15,706)
Class 2	14,254	1,147	16,726	1,367	(65,206)	(5,260)	(34,226)	(2,746)
Class 3	389	31	117	9	(1,675)	(134)	(1,169)	(94)
Class 4	13,498	1,085	215	17	(10,315)	(830)	3,398	272
Total net increase (decrease)	$66,321	5,308	$32,830	2,669	$(327,960)	(26,251)	$(228,809)	(18,274)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819	$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521	(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11	(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26	(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377	$(307,181)	(25,063)	$(57,173)	(4,757)

See end of tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$6,660	590	$—	—	$(11,912)	(1,056)	$(5,252)	(466)
Class 2	55,265	5,004	—	—	(80,766)	(7,309)	(25,501)	(2,305)
Class 3	2,538	227	—	—	(2,598)	(233)	(60)	(6)
Class 4	9,459	843	—	—	(8,952)	(797)	507	46
Total net increase (decrease)	$73,922	6,664	$—	—	$(104,228)	(9,395)	$(30,306)	(2,731)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$107	9	$—	—		$(49)	(4)	$58	5
Class P2	35,517	3,053	—	—		(942)	(80)	34,575	2,973
Total net increase (decrease)	$35,624	3,062	$—	—		$(991)	(84)	$34,633	2,978

Year ended December 31, 2014
Class P1	$23	2	$5	—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Amount		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class P1	$—	—	$—	[2]	—	[2]	$— [2]	— [2]	$—	[2]	—	[2]
Class P2	27,613	2,629	14		1		(787)	(74)	26,840		2,556
Total net increase (decrease)	$27,613	2,629	$14		1		$(787)	(74)	$26,840		2,556

Year ended December 31, 2014
Class P1	$14	1	$2		—	[2]	$— [2]	— [2]	$16		1
Class P2	38,069	3,583	508		50		(6,673)	(626)	31,904		3,007
Total net increase (decrease)	$38,083	3,584	$510		50		$(6,673)	(626)	$31,920		3,008

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$1	—	[2]	$—	[2]	—	[2]	$(8)	— [2]	$(7)	—	[2]
Class P2	42,224	3,633		76		6		(13,243)	(1,139)	29,057	2,500
Total net increase (decrease)	$42,225	3,633		$76		6		$(13,251)	(1,139)	$29,050	2,500

Year ended December 31, 2014
Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$161	13	$—	—		$(1)	— [2]	$160	13
Class P2	31,466	2,680	—	—		(3,613)	(305)	27,853	2,375
Total net increase (decrease)	$31,627	2,693	$—	—		$(3,614)	(306)	$28,013	2,388

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$163,813	13,194	$13,487	1,107	$(201)	(16)	$177,099	14,285
Class P2	176,689	14,278	59,244	4,876	(78,004)	(6,323)	157,929	12,831
Total net increase (decrease)	$340,502	27,472	$72,731	5,983	$(78,205)	(6,339)	$335,028	27,116

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

American Funds Insurance Series

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$779,095	$631,826	$2,011,955	$1,375,263	$733,639	$1,059,930
Sales of investment securities*	939,403	924,196	3,282,986	1,521,579	432,692	1,073,314
Non-U.S. taxes paid on dividend income	4,717	1,142	4,905	9,232	1,965	879
Non-U.S. taxes paid on interest income	—	—	—	—	20	—
Non-U.S. taxes paid (refunded) on realized gains	308	5	—	(140)	2,002	—
Non-U.S. taxes provided on unrealized gains	4	—	—	2,958	146	—
Dividends from affiliated issuers	—	—	1,682	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	1,203	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$277,958	$3,300,378	$272,811	$117,082	$6,976,655	$90,246
Sales of investment securities*	311,802	3,361,213	224,023	52,343	6,699,493	83,017
Non-U.S. taxes paid on dividend income	2,217	4,863	1,734	141	3,827	155
Non-U.S. taxes paid on interest income	—	—	33	—	—	7
Non-U.S. taxes paid on realized gains	—	2,965	—	—	—	3
Non-U.S. taxes provided on unrealized gains	347	122	287	—	108	15
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$14,988,859	$2,087,364	$667,880	$1,520,839	$9,827,489	$—
Sales of investment securities*	14,768,191	2,056,381	507,172	1,501,928	9,195,570	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	233	171	16	—	—	—
Non-U.S. taxes paid on realized gains	214	101	—	—	—	—
Non-U.S. taxes provided on unrealized gains	8	22	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$54,286	$29,144	$49,421	$42,437	$414,835
Sales of investment securities*	2,179	2,777	13,182	4,543	7,133
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	155	247	429	280	8,902
Net realized gain from affiliated issuers	21,762	3,906	13,476	14,020	152,763

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series

10. Ownership concentration

At June 30, 2015, CRMC held aggregate ownership of 14% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/15[3,4]	$27.48	$.18		$2.11	$2.29	$(.07)	$(2.79)	$(2.86)	$26.91	8.19%	$1,602		.55%[5]		1.23%[5]
12/31/14	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[6]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
6/30/15[3,4]	27.30	.14		2.08	2.22	(.05)	(2.79)	(2.84)	26.68	8.01	4,041		.80	[5]	.98	[5]
12/31/14	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[6]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
6/30/15[3,4]	27.34	.12		2.08	2.20	(.06)	(2.79)	(2.85)	26.69	7.90	50		1.05	[5]	.86	[5]
12/31/14	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [8]	—	[9]	.02	[2,8]	.04	[2,8]

Global Small Capitalization Fund

Class 1:
6/30/15[3,4]	$26.09	$.04		$4.02	$4.06	$—	$(2.08)	$(2.08)	$28.07	15.57%	$1,781		.73%[5]		.26%[5]
12/31/14	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
6/30/15[3,4]	25.64	—	[10]	3.95	3.95	—	(2.08)	(2.08)	27.51	15.41	2,926		.98	[5]	(.01)[5]
12/31/14	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
6/30/15[3,4]	25.92	(.03)		3.99	3.96	—	(2.08)	(2.08)	27.80	15.28	24		1.23	[5]	(.24)[5]
12/31/14	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [8]	—	[9]	.04	[2,8]	.04	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/15[3,4]	$80.15	$.62		$4.37	$4.99	$(.12)	$(17.24)	$(17.36)	$67.78	5.99%	$7,183		.35%[5]		.99%[5]
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
6/30/15[3,4]	79.84	.46		4.42	4.88	(.09)	(17.24)	(17.33)	67.39	5.85	15,188		.60	[5]	.74	[5]
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
6/30/15[3,4]	80.47	.51		4.43	4.94	(.10)	(17.24)	(17.34)	68.07	5.87	207		.53	[5]	.81	[5]
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
6/30/15[3,4]	79.74	.37		4.39	4.76	(.09)	(17.24)	(17.33)	67.17	5.72	48		.85	[5]	.51	[5]
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [8]	—	[9]	.02	[2,8]	.05	[2,8]

International Fund

Class 1:
6/30/15[3,4]	$20.35	$.19		$.96	$1.15	$(.08)	$(1.18)	$(1.26)	$20.24	5.58%	$3,606		.54%[5]		1.81%[5]
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
6/30/15[3,4]	20.29	.16		.95	1.11	(.07)	(1.18)	(1.25)	20.15	5.40	4,443		.79	[5]	1.55	[5]
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
6/30/15[3,4]	20.38	.17		.95	1.12	(.07)	(1.18)	(1.25)	20.25	5.43	37		.72	[5]	1.61	[5]
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
6/30/15[3,4]	20.23	.15		.93	1.08	(.07)	(1.18)	(1.25)	20.06	5.27	38		1.04	[5]	1.43	[5]
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [8]	—	[9]	.02	[2,8]	.05	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/15[3,4]	$20.72	$.13		$.74	$.87	$(.08)	$(1.16)	$(1.24)	$20.35	4.15%	$1,579		.79%[5]		1.27%[5]
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
6/30/15[3,4]	20.54	.10		.74	.84	(.07)	(1.16)	(1.23)	20.15	4.04	1,074		1.04	[5]	1.00	[5]
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
6/30/15[3,4]	20.56	.09		.73	.82	(.07)	(1.16)	(1.23)	20.15	3.94	121		1.29	[5]	.89	[5]
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [8]	—	[9]	.04	[2,8]	.04	[2,8]

Blue Chip Income and Growth Fund

Class 1:
6/30/15[3,4]	$14.69	$.15		$(.12)	$.03	$(.06)	$(1.45)	$(1.51)	$13.21	(.07)%	$3,653		.41%[5]		2.11%[5]
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
6/30/15[3,4]	14.57	.14		(.14)	—	(.05)	(1.45)	(1.50)	13.07	(.27)	3,501		.66	[5]	1.86	[5]
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
6/30/15[3,4]	14.63	.12		(.14)	(.02)	(.05)	(1.45)	(1.50)	13.11	(.39)	19		.91	[5]	1.60	[5]
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [8]	—	[9]	.02	[2,8]	.10	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
6/30/15[3,4]	$12.78	$.13		$.32	$.45	$(.06)	$—	$(.06)	$13.17	3.49%	$240		.63%[5]		1.92%[5]
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
6/30/15[3,4]	12.75	.15		.29	.44	(.05)	—	(.05)	13.14	3.45	1,623		.88	[5]	2.25	[5]
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
6/30/15[3,4]	12.71	.14		.28	.42	(.05)	—	(.05)	13.08	3.30	3		1.13	[5]	2.12	[5]
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [8]	—	[9]	.03	[2,8]	.08	[2,8]

Growth-Income Fund

Class 1:
6/30/15[3,4]	$52.76	$.41		$1.37	$1.78	$(.16)	$(7.77)	$(7.93)	$46.61	3.09%	$10,988		.29%[5]		1.56%[5]
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
6/30/15[3,4]	52.41	.35		1.36	1.71	(.14)	(7.77)	(7.91)	46.21	2.97	13,876		.54	[5]	1.31	[5]
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
6/30/15[3,4]	52.82	.37		1.37	1.74	(.15)	(7.77)	(7.92)	46.64	3.00	176		.47	[5]	1.38	[5]
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
6/30/15[3,4]	52.39	.29		1.35	1.64	(.14)	(7.77)	(7.91)	46.12	2.84	52		.79	[5]	1.09	[5]
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [8]	—	[9]	.01	[2,8]	.03	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/15[3,4]	$16.27	$.29		$.31	$.60	$(.03)	$(.34)	$(.37)	$16.50	3.61%	$774		.68%[5]		3.49%[5]
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
6/30/15[3,4]	16.22	.27		.31	.58	(.02)	(.34)	(.36)	16.44	3.52	278		.93	[5]	3.21	[5]
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
6/30/15[3,4]	16.19	.26		.30	.56	(.02)	(.34)	(.36)	16.39	3.39	30		1.18	[5]	3.08	[5]
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [8]	—	[9]	.04	[2,8]	.07	[2,8]

Capital Income Builder

Class 1:
6/30/15[3,4]	$9.81	$.18		$(.08)	$.10	$(.15)	$—	$(.15)	$9.76	1.01%	$29		.55%[5]		3.56%[5]
12/31/14[3,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	20		.56	[5]	2.87	[5]
Class 2:
6/30/15[3,4]	9.81	.17		(.06)	.11	(.15)	—	(.15)	9.77	1.12 [12]	—	[9]	.45	[5,12]	3.53	[5,12]
12/31/14[3,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [12]	—	[9]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/15[3,4]	9.80	.16		(.08)	.08	(.13)	—	(.13)	9.75	.78	112		1.05	[5]	3.17	[5]
12/31/14[3,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[5]	2.08	[5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/15[3,4]	$22.23	$.21		$.05	$.26	$(.09)	$(1.59)	$(1.68)	$20.81	1.06%		$12,578		.30%[5]		1.88%[5]
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
6/30/15[3,4]	22.06	.18		.05	.23	(.08)	(1.59)	(1.67)	20.62	.93		5,262		.55	[5]	1.62	[5]
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
6/30/15[3,4]	22.25	.19		.05	.24	(.09)	(1.59)	(1.68)	20.81	.94		38		.48	[5]	1.69	[5]
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
6/30/15[3,4]	22.11	.16		.05	.21	(.09)	(1.59)	(1.68)	20.64	.80		73		.80	[5]	1.45	[5]
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[8]	—	[9]	.01	[2,8]	.08	[2,8]

Global Balanced Fund

Class 1:
6/30/15[3,4]	$11.11	$.13		$(.03)	$.10	$(.01)	$(.04)	$(.05)	$11.16	.93%		$41		.71%[5]		2.23%[5]
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,13]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[5]	1.99	[5]
Class 2:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75		180		.96	[5]	1.97	[5]
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,13]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[5]	1.45	[5]
Class 4:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75	[12]	—	[9]	.67	[5,12]	2.01	[5,12]
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[12]	—	[9]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[12]	—	[9]	.71	[12]	1.98	[12]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[12]	—	[9]	.03	[2,12]	.05	[2,12]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund

Class 1:
6/30/15[3,4]	$11.08	$.11	$(.12)	$(.01)	$(.04)	$(.22)	$(.26)	$10.81	(.13)%	$5,442		.39%[5]		1.91%[5]
12/31/14	10.73	.23	.37	.60	(.25)	— [10]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
6/30/15[3,4]	10.95	.09	(.10)	(.01)	(.04)	(.22)	(.26)	10.68	(.18)	4,385		.64	[5]	1.64	[5]
12/31/14	10.61	.20	.36	.56	(.22)	— [10]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
6/30/15[3,4]	11.01	.08	(.11)	(.03)	(.04)	(.22)	(.26)	10.72	(.37)	42		.89	[5]	1.43	[5]
12/31/14	10.69	.16	.39	.55	(.23)	— [10]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[8]	—	[9]	.02	[2,8]	.10	[2,8]

Global Bond Fund

Class 1:
6/30/15[3,4]	$11.77	$.13	$(.42)	$(.29)	$(.01)	$(.31)	$(.32)	$11.16	(2.43)%	$1,205		.58%[5]		2.24%[5]
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
6/30/15[3,4]	11.72	.11	(.41)	(.30)	(.01)	(.31)	(.32)	11.10	(2.57)	1,314		.83	[5]	1.99	[5]
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
6/30/15[3,4]	11.70	.10	(.42)	(.32)	— [10]	(.31)	(.31)	11.07	(2.69)	5		1.08	[5]	1.75	[5]
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[8]	—	[9]	.02	[2,8]	.11	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/15[3,4]	$10.54	$.31		$(.10)	$.21	$(.11)	$—	$(.11)	$10.64	1.95%	$1,104		.48%[5]		5.85%[5]
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
6/30/15[3,4]	10.41	.29		(.11)	.18	(.10)	—	(.10)	10.49	1.73	894		.73	[5]	5.60	[5]
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
6/30/15[3,4]	10.57	.30		(.11)	.19	(.10)	—	(.10)	10.66	1.81	14		.66	[5]	5.66	[5]
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
6/30/15[3,4]	11.05	.30		(.11)	.19	(.11)	—	(.11)	11.13	1.68	4		.98	[5]	5.42	[5]
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34 [8]	—	[9]	.02	[2,8]	.35	[2,8]

Mortgage Fund

Class 1:
6/30/15[3,4]	$10.70	$.05		$.04	$.09	$(.03)	$(.14)	$(.17)	$10.62	.77%	$283		.44%[5]		.84%[5]
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,13]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2:
6/30/15[3,4]	10.68	.03		.04	.07	(.02)	(.14)	(.16)	10.59	.64	55		.69	[5]	.60	[5]
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[10]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,13]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4:
6/30/15[3,4]	10.65	.02		.04	.06	(.02)	(.14)	(.16)	10.55	.57	2		.95	[5]	.39	[5]
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	—	[9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [8]	—	[9]	.02	[2,8]	.04	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[14]		Ratio of net income (loss) to average net assets[14]

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/15[3,4]	$12.40	$.05	$.05	$.10	$(.03)	$(.10)	$(.13)	$12.37	.80%	$1,524		.35%[5]		.35%[5]		.83%[5]
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
6/30/15[3,4]	12.29	.04	.04	.08	(.02)	(.10)	(.12)	12.25	.68	1,678		.60	[5]	.60	[5]	.59	[5]
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
6/30/15[3,4]	12.43	.04	.04	.08	(.02)	(.10)	(.12)	12.39	.68	12		.53	[5]	.53	[5]	.66	[5]
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
6/30/15[3,4]	12.34	.02	.04	.06	(.01)	(.10)	(.11)	12.29	.54	24		.85	[5]	.85	[5]	.37	[5]
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[8]	—	[9]	.02	[2,8]	.02	[2,8]	.05	[2,8]

American Funds Insurance Series

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund

Class 1:
6/30/15[3,4]	$11.28	$(.01)	$—	[10]	$(.01)	$11.27	(.09)%	$43		.33%[5]		(.25)%[5]
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[10]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	11.39	(.09)	83		.33		(.14)
Class 2:
6/30/15[3,4]	11.06	(.03)	—	[10]	(.03)	11.03	(.27)	305		.58	[5]	(.50)[5]
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[10]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[10]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	11.28	(.35)	522		.58		(.39)
Class 3:
6/30/15[3,4]	11.16	(.02)	—	[10]	(.02)	11.14	(.18)	8		.51	[5]	(.43)[5]
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[10]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	11.34	(.35)	13		.51		(.32)
Class 4:
6/30/15[3,4]	11.25	(.04)	—	[10]	(.04)	11.21	(.36)	8		.83	[5]	(.75)[5]
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[10]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [10]	—	[10]	— [10]	11.34	.00 [8]	—	[9]	.02	[2,8]	(.01)[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/15[3,4]	$11.37	$—	[10]	$.34	$.34	$—	$—	$—	$11.71	2.99%		$—	[9]	.48%[5]		.28%[5]		.62%[5]		(.02)%[5]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18		—	[9]	.50		.32		.65		2.71
12/31/13[3,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/15[3,4]	11.35	(.02)		.33	.31	—	—	—	11.66	2.73		116		.90	[5]	.69	[5]	1.03	[5]	(.37)[5]
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

Managed Risk International Fund

Class P1:
6/30/15[3,4]	$10.10	$.02		$.21	$.23	$— [10]	$—	$— [10]	$10.33	2.30%		$—	[9]	.45%[5]		.22%[5]		.73%[5]		.46%[5]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)		—	[9]	.50		.25		.76		1.33
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/15[3,4]	10.09	.01		.19	.20	— [10]	—	— [10]	10.29	2.00		73		.92	[5]	.69	[5]	1.20	[5]	.14	[5]
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/15[3,4]	$11.70	$.02		$(.29)	$(.27)	$(.01)	$—	$(.01)	$11.42	(2.34)%		$—	[9]	.50%[5]		.31%[5]		.70%[5]		.38%[5]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58		—	[9]	.50		.31		.70		3.43
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/15[3,4]	11.67	—	[10]	(.29)	(.29)	(.01)	—	(.01)	11.37	(2.51)		124		.89	[5]	.70	[5]	1.09	[5]	.03	[5]
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund

Class P1:
6/30/15[3,4]	$11.67	$.03		$.03	$.06	$—	$—	$—	$11.73	.51%		$—	[9]	.46%[5]		.25%[5]		.53%[5]		.48%[5]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85		—	[9]	.45		.25		.52		2.94
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/15[3,4]	11.65	—	[10]	.03	.03	—	—	—	11.68	.26		104		.90	[5]	.69	[5]	.97	[5]	(.07)[5]
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund

Class P1:
6/30/15[3,4]	$12.29	$.03		$.01	$.04	$(.14)	$(.26)	$(.40)	$11.93	.22%		$439		.55%[5]		.44%[5]		.73%[5]		.52%[5]
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[8]	—	[9]	.15	[8]	.07	[8]	.37	[8]	1.72	[8]
Class P2:
6/30/15[3,4]	12.27	.01		.02	.03	(.13)	(.26)	(.39)	11.91	.17		1,880		.80	[5]	.70	[5]	.99	[5]	.10	[5]
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[8]	—	[9]	.24	[8]	.11	[8]	.41	[8]	2.38	[8]

American Funds Insurance Series

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31
including mortgage dollar roll transactions[18]	June 30, 2015[2,3,4]	2014	2013		2012	2011		2010
Global Growth Fund	14	22%	39%		22%	28%		28%
Global Small Capitalization Fund	16	28	36		40	44		47
Growth Fund	9	29	19		21	19		28
International Fund	19	18	21		29	24		25
New World Fund	18	36	43		32	22		18
Blue Chip Income and Growth Fund	15	37	30		36	27		22
Global Growth and Income Fund	15	28	31		30	25		30
Growth-Income Fund	14	25	19		25	22		22
International Growth and Income Fund	23	34	34		31	48		31
Capital Income Builder	60	35 [2,11]
Asset Allocation Fund	45	88	74		61	43		46
Global Balanced Fund	43	73	81		80	34	[2,13]
Bond Fund	196	365	354		253	163		187
Global Bond Fund	95	200	213		160	101		106
High-Income Bond Fund	28	54	64		48	51		54
Mortgage Fund	486	790	715		444	480	[2,13]
U.S. Government/AAA-Rated Securities Fund	469	387	621		447	234		208
Cash Management Fund	—	—	—		—	—		—
Managed Risk Growth Fund	2	22	10	[2,16]
Managed Risk International Fund	5	22	6	[2,16]
Managed Risk Blue Chip Income and Growth Fund	12	22	3	[2,16]
Managed Risk Growth-Income Fund	5	28	2	[2,16]
Managed Risk Asset Allocation Fund	— [19]	3	3		— [2,17,19]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[18]	June 30, 2015[2,3,4]	2014	2013		2012	2011		2010
Capital Income Builder	26%	24%[2,11]
Asset Allocation Fund	15	42
Global Balanced Fund	19	40
Bond Fund	58	121	Not available
Global Bond Fund	49	134
Mortgage Fund	36	108
U.S. Government/AAA-Rated Securities Fund	158	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 4 shares were offered beginning December 14, 2012.
[8]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[14]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount less than 1%.

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,081.86	$2.84	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,080.09	4.13	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,079.00	5.41	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,155.70	$3.90	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 – actual return	1,000.00	1,154.13	5.23	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 – actual return	1,000.00	1,152.84	6.57	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 – actual return	$1,000.00	$1,059.88	$1.79	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	1,058.49	3.06	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,058.69	2.71	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,057.19	4.34	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,055.78	$2.75	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,053.97	4.02	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	1,054.34	3.67	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	1,052.73	5.29	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 – actual return	$1,000.00	$1,041.51	$4.00	.79%
Class 1 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,040.36	5.26	1.04
Class 2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 4 – actual return	1,000.00	1,039.40	6.52	1.29
Class 4 – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$999.28	$2.03	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 – actual return	1,000.00	997.33	3.27	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	996.11	4.50	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,034.92	$3.18	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 – actual return	1,000.00	1,034.54	4.44	.88
Class 2 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 – actual return	1,000.00	1,032.99	5.70	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,030.92	$1.46	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 – actual return	1,000.00	1,029.70	2.72	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,030.00	2.37	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,028.38	3.97	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,036.10	$3.43	.68%
Class 1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 2 – actual return	1,000.00	1,035.18	4.69	.93
Class 2 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 4 – actual return	1,000.00	1,033.88	5.95	1.18
Class 4 – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,010.14	$2.74	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,011.17	2.24	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	1,007.80	5.23	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,010.60	$1.50	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 – actual return	1,000.00	1,009.33	2.74	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,009.39	2.39	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,008.04	3.98	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,009.31	$3.54	.71%
Class 1 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 – actual return	1,000.00	1,007.52	4.78	.96
Class 2 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 – actual return	1,000.00	1,007.52	3.33	.67
Class 4 – assumed 5% return	1,000.00	1,021.47	3.36	.67

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$998.71	$1.93	.39%
Class 1 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 – actual return	1,000.00	998.25	3.17	.64
Class 2 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 – actual return	1,000.00	996.35	4.41	.89
Class 4 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Global Bond Fund
Class 1 – actual return	$1,000.00	$975.66	$2.84	.58%
Class 1 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	974.27	4.06	.83
Class 2 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 4 – actual return	1,000.00	973.11	5.28	1.08
Class 4 – assumed 5% return	1,000.00	1,019.44	5.41	1.08
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,019.51	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,017.34	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 – actual return	1,000.00	1,018.13	3.30	.66
Class 3 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,016.80	4.90	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,007.68	$2.19	.44%
Class 1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	1,006.39	3.43	.69
Class 2 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 – actual return	1,000.00	1,005.66	4.72	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,007.99	$1.74	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	1,006.77	2.99	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,006.85	2.64	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,005.43	4.23	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
Cash Management Fund
Class 1 – actual return	$1,000.00	$999.11	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	997.29	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	998.21	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	996.45	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,029.91	$1.41	.28%	$3.12	.62%
Class P1 – assumed 5% return	1,000.00	1,023.41	1.40	.28	3.11	.62
Class P2 – actual return	1,000.00	1,027.32	3.47	.69	5.18	1.03
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,022.97	$1.10	.22%	$3.66	.73%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73
Class P2 – actual return	1,000.00	1,020.02	3.46	.69	6.01	1.20
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	6.01	1.20
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$976.65	$1.52	.31%	$3.43	.70%
Class P1 – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70
Class P2 – actual return	1,000.00	974.88	3.43	.70	5.34	1.09
Class P2 – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.46	1.09
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,005.14	$1.24	.25%	$2.63	.53%
Class P1 – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.66	.53
Class P2 – actual return	1,000.00	1,002.58	3.43	.69	4.82	.97
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	4.86	.97
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,002.19	$2.18	.44%	$3.62	.73%
Class P1 – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.66	.73
Class P2 – actual return	1,000.00	1,001.65	3.47	.70	4.91	.99
Class P2 – assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2015, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record
Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of May 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0815P

American Funds Insurance Series® Portfolio Series

Inaugural report for the two months ended June 30, 2015

American Funds Insurance Series — Portfolio Series,SM from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2015 (unaudited):

	Lifetime	Gross	Net
	(since 5/1/15)	expense ratio	expense ratio

American Funds Global Growth Portfolio, Class 4	–1.00%	1.35%	1.19%
American Funds Growth and Income Portfolio, Class 4	–2.10	1.20	1.04
American Funds Managed Risk Growth Portfolio, Class P2	–0.70	1.26	1.02
American Funds Managed Risk Growth and Income Portfolio, Class P2	–2.00	1.32	1.08
American Funds Managed Risk Global Allocation Portfolio, Class P2	–2.40	1.42	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.10% of the fund’s net assets for Class 4 shares and 0.15% for Class P2 shares. In addition, the investment adviser is currently reimbursing a portion of the other expenses for the managed risk funds. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016, unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series board.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of June 30, 2015. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in all the series prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors

Investment portfolios

3	American Funds Global Growth Portfolio

4	American Funds Growth and Income Portfolio

5	American Funds Managed Risk Growth Portfolio

7	American Funds Managed Risk Growth and Income Portfolio

9	American Funds Managed Risk Global Allocation Portfolio

11	Financial statements

Fellow investors:

We are pleased to present the inaugural report of American Funds Insurance Series (AFIS) — Portfolio Series, a suite of funds that offer variable annuity investors objective-based portfolios to help meet retirement goals.

Modeled on the popular American Funds Portfolio Series, the AFIS — Portfolio Series features five funds, three of which have a managed risk strategy that seeks to manage volatility and provide downside protection during market declines.

Investing in five or six underlying AFIS funds, each of the Portfolio Series funds is aligned with broad objectives — capital growth or a balance of capital growth and income — to help provide investors with a structured approach to pursuing retirement goals such as accumulating assets, planning an income strategy or preserving capital, while offering broad diversification.

The portfolios are actively monitored by a Portfolio Oversight Committee of seven investment professionals with decades of industry experience. The committee regularly reviews the Portfolio Series funds’ results and holdings to keep them aligned with objectives.

Portfolio reviews

The Portfolio Series’ first two months of operations saw mixed returns for global stocks as signs of improving economic growth were offset by fears of rising interest rates, an escalation of the Greek debt crisis and concerns about a slowdown in China. U.S. stocks fell slightly amid a drop in corporate earnings growth.

U.S. and European bond markets declined despite a rally in June fueled by demand for safe-haven assets as the situation in Greece deteriorated.

In this difficult environment, all the funds in the series lost ground for the very brief two-month period ended June 30, 2015.

American Funds Global Growth Portfolio declined 1.00%. By comparison, the MSCI ACWI (All Country World Index),1 a free float-adjusted, market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets, lost 2.90%.

American Funds Growth and Income Portfolio lost 2.10%. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, declined 1.75% while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/ Baa and above),2 fell 1.01%. A blend of the two indexes, the 70% S&P 500/30% Barclays U.S. Aggregate Index,3 lost 1.52%.

American Funds Insurance Series – Portfolio Series	1

American Funds Managed Risk Growth Portfolio was down 0.70%. The S&P 500 declined 1.75% while the Barclays U.S. Aggregate Index fell 1.01%. A blend of the two indexes, the 75% S&P 500/25% Barclays U.S. Aggregate Index,3 dipped 1.56%.

American Funds Managed Risk Growth and Income Portfolio, which has the same underlying fund holdings as American Funds Growth and Income Portfolio, declined 2.00%. The S&P 500 lost 1.75% over the same period while the Barclays U.S. Aggregate Index was down 1.01%. The 70% S&P 500/30% Barclays U.S. Aggregate Index3 blend dropped 1.52%.

American Funds Managed Risk Global Allocation Portfolio declined 2.40%. The MSCI ACWI fell 2.90%. The Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipped 1.91%. The blended 65% MSCI ACWI/35% Barclays Global Aggregate Index1,3 lost 2.55%.

The benefit of the managed risk strategy should be most apparent during periods of high volatility and in prolonged down markets. As such, the results for the funds should always be considered in that context. In this case, results have been listed for the short two-month life of the series, but rest assured there is no change to the long-term investment approach — which emphasizes fundamental research and pays close attention to valuation — that has served AFIS investors so well over time.

Thank you for your interest in AFIS — Portfolio Series. We are very excited about this new offering, and we look forward to reporting to you again after the series’ December 31 fiscal year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

August 10, 2015

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	MSCI index results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest) are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The index blend weights the total returns of the two indexes at the corresponding percentages. The result assumes the blend is rebalanced monthly.

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds Insurance Series. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

2	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio
Investment portfolio June 30, 2015	unaudited

Growth funds 70.13%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	16,618	$447
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,372	151
American Funds Insurance Series – Growth Fund, Class 1	2,204	149
American Funds Insurance Series – New World Fund, Class 1	14,718	300
Total growth funds (cost: $1,083,000)		1,047

Growth-and-income funds 29.87%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	33,905	446
Total growth-and-income funds (cost: $458,000)		446

Total investment securities 100.00% (cost: $1,541,000)		1,493
Other assets less liabilities 0.00%		—

Net assets 100.00%		$1,493

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Global Growth Fund, Class 1	—	18,263	1,645	16,618	$6	$447
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	37,551	3,646	33,905	—	446
American Funds Insurance Series – New World Fund, Class 1	—	16,239	1,521	14,718	3	300
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	—	5,931	559	5,372	2	151
American Funds Insurance Series – Growth Fund, Class 1	—	2,399	193	2,204	5	149
					$16	$1,493

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	3

American Funds Growth and Income Portfolio
Investment portfolio June 30, 2015	unaudited

Growth funds 15.02%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,891	$264
Total growth funds (cost: $285,000)		264

Growth-and-income funds 39.99%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	26,701	351
American Funds Insurance Series – Growth-Income Fund, Class 1	7,545	352
Total growth-and-income funds (cost: $736,000)		703

Equity-income and Balanced funds 24.97%
American Funds Insurance Series – Capital Income Builder, Class 1	45,038	439
Total equity-income and balanced funds (cost: $451,000)		439

Fixed income funds 20.02%
American Funds Insurance Series – Bond Fund, Class 1	16,265	176
American Funds Insurance Series – Global Bond Fund, Class 1	15,755	176
Total fixed income funds (cost: $356,000)		352

Total investment securities 100.00% (cost: $1,828,000)		1,758
Other assets less liabilities 0.00%		—

Net assets 100.00%		$1,758

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Capital Income Builder, Class 1	—	45,715	677	45,038	$1	$439
American Funds Insurance Series – Growth-Income Fund, Class 1	—	7,623	78	7,545	16	352
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	26,909	208	26,701	1	351
American Funds Insurance Series – Growth Fund, Class 1	—	3,933	42	3,891	17	264
American Funds Insurance Series – Bond Fund, Class 1	—	16,875	610	16,265	1	176
American Funds Insurance Series – Global Bond Fund, Class 1	—	16,301	546	15,755	2	176
					$38	$1,758

See Notes to Financial Statements

4	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio
Investment portfolio June 30, 2015	unaudited

Growth funds 41.83%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	136,825	$3,841
American Funds Insurance Series – Growth Fund, Class 1	141,660	9,602
American Funds Insurance Series – International Fund, Class 1	189,757	3,840
Total growth funds (cost: $18,696,000)		17,283

Growth-and-income funds 27.88%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	290,740	3,841
American Funds Insurance Series – Growth-Income Fund, Class 1	164,801	7,681
Total growth-and-income funds (cost: $12,501,000)		11,522

Fixed income funds 23.24%
American Funds Insurance Series – Bond Fund, Class 1	888,224	9,602
Total fixed income funds (cost: $9,739,000)		9,602

Short-term securities 5.99%
Government Cash Management Fund	2,474,848	2,475
Total short-term securities (cost: $2,475,000)		2,475

Total investment securities 98.94% (cost: $43,411,000)		40,882
Other assets less liabilities 1.06%		436

Net assets 100.00%		$41,318

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015.

American Funds Insurance Series – Portfolio Series	5

American Funds Managed Risk Growth Portfolio

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	—	143,061	1,401	141,660	$7	$9,602
American Funds Insurance Series – Bond Fund, Class 1	—	896,986	8,762	888,224	18	9,602
American Funds Insurance Series – Growth-Income Fund, Class 1	—	166,464	1,663	164,801	12	7,681
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	—	293,714	2,974	290,740	7	3,841
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	—	138,400	1,575	136,825	—	3,841
American Funds Insurance Series – International Fund, Class 1	—	191,918	2,161	189,757	7	3,840
					$51	$38,407

See Notes to Financial Statements

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio

Investment portfolio June 30, 2015	unaudited

Growth funds 13.94%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	67,342	$4,565
Total growth funds (cost: $5,098,000)		4,565

Growth-and-income funds 37.17%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	462,105	6,086
American Funds Insurance Series – Growth-Income Fund, Class 1	130,571	6,086
Total growth-and-income funds (cost: $12,861,000)		12,172

Equity-income and Balanced funds 23.23%
American Funds Insurance Series – Capital Income Builder, Class 1	779,448	7,607
Total equity-income and balanced funds (cost: $7,800,000)		7,607

Fixed income funds 18.59%
American Funds Insurance Series – Bond Fund, Class 1	281,495	3,043
American Funds Insurance Series – Global Bond Fund, Class 1	272,667	3,043
Total fixed income funds (cost: $6,197,000)		6,086

Short-term securities 6.40%
Government Cash Management Fund	2,094,326	2,094
Total short-term securities (cost: $2,094,000)		2,094

Total investment securities 99.33% (cost: $34,050,000)		32,524
Other assets less liabilities 0.67%		220

Net assets 100.00%		$32,744

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015. The average month-end notional amount of open futures contracts while held was zero during the period May 1, 2015, commencement of operations, to June 30, 2015.

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth and Income Portfolio

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Capital Income Builder, Class 1	—	779,448	—	779,448	$29	$7,607
American Funds Insurance Series – Growth-Income Fund, Class 1	—	130,571	—	130,571	9	6,086
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	462,105	—	462,105	13	6,086
American Funds Insurance Series – Growth Fund, Class 1	—	67,342	—	67,342	4	4,565
American Funds Insurance Series – Global Bond Fund, Class 1	—	272,667	—	272,667	1	3,043
American Funds Insurance Series – Bond Fund, Class 1	—	281,495	—	281,495	6	3,043
					$62	$30,430

See Notes to Financial Statements

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio

Investment portfolio June 30, 2015	unaudited

Growth funds 23.23%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	90,328	$2,431
American Funds Insurance Series – International Fund, Class 1	80,063	1,620
Total growth funds (cost: $4,353,000)		4,051

Growth-and-income funds 18.58%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	246,086	3,241
Total growth-and-income funds (cost: $3,315,000)		3,241

Equity-income and Balanced funds 23.23%
American Funds Insurance Series – Global Balanced Fund, Class 1	363,010	4,051
Total equity-income and balanced funds (cost: $4,144,000)		4,051

Asset allocation funds 9.29%
American Funds Insurance Series – Asset Allocation Fund, Class 1	77,870	1,621
Total asset allocation funds (cost: $1,729,000)		1,621

Fixed income funds 18.58%
American Funds Insurance Series – Global Bond Fund, Class 1	290,408	3,241
Total fixed income funds (cost: $3,332,000)		3,241

Short-term securities 6.57%
Government Cash Management Fund	1,145,887	1,146
Total short-term securities (cost: $1,146,000)		1,146

Total investment securities 99.48% (cost: $18,019,000)		17,351
Other assets less liabilities 0.52%		90

Net assets 100.00%		$17,441

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015.

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Global Allocation Portfolio

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Global Balanced Fund, Class 1	—	377,404	14,394	363,010	$3	$4,051
American Funds Insurance Series – Global Bond Fund, Class 1	—	302,064	11,656	290,408	2	3,241
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	255,560	9,474	246,086	9	3,241
American Funds Insurance Series – Global Growth Fund, Class 1	—	93,544	3,216	90,328	4	2,431
American Funds Insurance Series – Asset Allocation Fund, Class 1	—	80,854	2,984	77,870	5	1,621
American Funds Insurance Series – International Fund, Class 1	—	82,981	2,918	80,063	4	1,620
					$27	$16,205

See Notes to Financial Statements

10	American Funds Insurance Series – Portfolio Series

Financial statements

Statements of assets and liabilities at June 30, 2015	unaudited (dollars and shares in thousands)

									Managed
							Managed Risk		Risk
	Global		Growth and		Managed Risk		Growth and		Global
	Growth		Income		Growth		Income		Allocation
	Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$—		$—		$2,475		$2,094		$1,146
Affiliated issuers	1,493		1,758		38,407		30,430		16,205
Cash	—		—		—	*	—	*	—	*
Receivables for:
Sales of investments	—	*	29		—		—		—
Sales of fund’s shares	6		78		6,370		3,260		1,346
	1,499		1,865		47,252		35,784		18,697
Liabilities:
Payables for:
Purchases of investments	6		78		5,924		3,032		1,252
Repurchases of fund’s shares	—	*	29		—	*	—	*	—	*
Investment advisory services	—		—		2		1		1
Services provided by related parties	—		—		7		6		3
Trustees’ deferred compensation	—		—		—	*	—	*	—
Other	—	*	—	*	1		1		—	*
	6		107		5,934		3,040		1,256
Net assets at June 30, 2015	$1,493		$1,758		$41,318		$32,744		$17,441

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,529		$1,792		$41,733		$33,242		$17,722
Undistributed net investment income	—	*	2		41		54		23
Undistributed net realized gain	12		34		2,073		974		364
Net unrealized depreciation	(48)		(70)		(2,529)		(1,526)		(668)
Net assets at June 30, 2015	$1,493		$1,758		$41,318		$32,744		$17,441

Investment securities, at cost:
Unaffiliated issuers	$—		$—		$2,475		$2,094		$1,146
Affiliated issuers	1,541		1,828		40,936		31,956		16,873

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	11

Statements of assets and liabilities at June 30, 2015	unaudited (dollars and shares in thousands, except per-share amounts)

				Managed	Managed
		Growth	Managed	Risk	Risk
	Global	and	Risk	Growth and	Global
	Growth	Income	Growth	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:
Net assets	$1,493	$1,758
Shares outstanding	151	180
Net asset value per share	$9.90	$9.79
Class P2:
Net assets			$41,318	$32,744	$17,441
Shares outstanding			4,162	3,340	1,786
Net asset value per share			$9.93	$9.80	$9.76

See Notes to Financial Statements

12	American Funds Insurance Series – Portfolio Series

Statements of operations for the period May 1, 2015[1] to June 30, 2015	unaudited (dollars in thousands)

							Managed
						Managed Risk	Risk
	Global		Growth and		Managed Risk	Growth and	Global
	Growth		Income		Growth	Income	Allocation
	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$—	[2]	$2		$51	$62	$27
Interest	—		—		— [2]	— [2]	— [2]
	—	[2]	2		51	62	27
Fees and expenses[3]:
Investment advisory services	—	[2]	—	[2]	6	5	4
Distribution services	—	[2]	—	[2]	3	3	1
Insurance administrative services	—	[2]	—	[2]	4	3	1
Transfer agent services	—		—		— [2]	— [2]	— [2]
Accounting and administrative services	—		—		8	8	8
Trustees’ compensation	—		—		— [2]	— [2]	—
Custodian	—		—		2	2	2
Total fees and expenses before reimbursement/waiver	—	[2]	—	[2]	23	21	16
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	[2]	—	[2]	3	3	2
Other	—		—		10	10	10
Total reimbursement/waiver of fees and expenses	—	[2]	—	[2]	13	13	12
Total fees and expenses after reimbursement/waiver	—	[2]	—	[2]	10	8	4
Net investment income	—	[2]	2		41	54	23
Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	(3)		(2)		5	— [2]	(1)
Futures contracts	—		—		—	(4)	—
Capital gain distributions received from affiliated issuers	15		36		2,068	978	365
	12		34		2,073	974	364

Net unrealized depreciation on:
Investments	(48)		(70)		(2,529)	(1,526)	(668)
	(48)		(70)		(2,529)	(1,526)	(668)
Net realized gain and unrealized depreciation	(36)		(36)		(456)	(552)	(304)
Net decrease in net assets resulting from operations	$(36)		$(34)		$(415)	$(498)	$(281)

[1]	Commencement of operations.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	13

Statements of changes in net assets	(dollars in thousands)

	Global Growth	Growth and Income	Managed Risk
	Portfolio	Portfolio	Growth Portfolio
	Period ended June 30	Period ended June 30	Period ended June 30
	2015[1,2]	2015[1,2]	2015[1,2]
Operations:
Net investment income	$— [3]	$2	$41
Net realized gain	12	34	2,073
Net unrealized depreciation	(48)	(70)	(2,529)
Net decrease in net assets resulting from operations	(36)	(34)	(415)
Net capital share transactions	1,529	1,792	41,733
Total increase in net assets	1,493	1,758	41,318
Net assets:
Beginning of period	—	—	—
End of period	$1,493	$1,758	$41,318
Undistributed net investment income	$— [3]	$2	$41

	Managed Risk	Managed Risk
	Growth and Income	Global Allocation
	Portfolio	Portfolio
	Period ended June 30	Period ended June 30
	2015[1,2]	2015[1,2]
Operations:
Net investment income	$54	$23
Net realized gain	974	364
Net unrealized depreciation	(1,526)	(668)
Net decrease in net assets resulting from operations	(498)	(281)
Net capital share transactions	33,242	17,722
Total increase in net assets	32,744	17,441
Net assets:
Beginning of period	—	—
End of period	$32,744	$17,441
Undistributed net investment income	$54	$23

[1]	For the period May 1, 2015, commencement of operations, through June 30, 2015.
[2]	Unaudited.
[3]	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds Insurance Series – Portfolio Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds, including the Global Growth Portfolio, Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio (the “funds”). The other 23 funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet

American Funds Insurance Series – Portfolio Series	15

their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified

16	American Funds Insurance Series – Portfolio Series

underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be

American Funds Insurance Series – Portfolio Series	17

dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

18	American Funds Insurance Series – Portfolio Series

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at a fund’s futures commission merchant, or FCM, that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchangetraded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series – Portfolio Series	19

5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2015, the managed risk funds did not hold any futures contracts.

The following tables present the financial statement impacts resulting from the managed risk funds’ use of futures contracts as of June 30, 2015 (dollars in thousands):

				Managed	Managed
			Managed	Risk	Risk
			Risk	Growth and	Global
			Growth	Income	Allocation
			Portfolio	Portfolio	Portfolio
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$—	$—	$—

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Equity	Net realized loss on futures contracts	$—	$(4)	$—
Futures contracts	Currency	Net realized loss on futures contracts	—	—	—
			$—	$(4)	$—

Net unrealized appreciation	Risk type	Location on statements of operations
Futures contracts	Equity	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$—	$—	$—

*	Includes cumulative appreciation (depreciation) on futures contracts as reported in the applicable table after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

20	American Funds Insurance Series – Portfolio Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the funds commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

				Managed	Managed
	Global	Growth and	Managed	Risk Growth	Risk Global
	Growth	Income	Risk Growth	and Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Gross unrealized appreciation on investment securities	$—	$—	$—	$—	$—
Gross unrealized depreciation on investment securities	(51)	(71)	(2,530)	(1,526)	(671)
Net unrealized depreciation on investment securities	(51)	(71)	(2,530)	(1,526)	(671)
Cost of investment securities	1,544	1,829	43,412	34,050	18,022

For the period ended June 30, 2015, no distributions were paid to shareholders from any of the funds.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are calculated at the annual rate of 0.10% of average daily net assets for Global Growth Portfolio and Growth and Income Portfolio and 0.25% of average daily net assets for the three managed risk funds. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — CRMC is currently waving all investment advisory services fees for Global Growth Portfolio and Growth and Income Portfolio and is waiving a portion of its fees for the three managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. For the period May 1, 2015, commencement of operations, to June 30, 2015, total investment advisory services fees waived by CRMC were $8,000. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series – Portfolio Series	21

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to Global Growth Portfolio and Growth and Income Portfolio. Under the agreement, Class 4 shares of each fund pay an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with BNY Mellon under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the period May 1, 2015, commencement of operations, to June 30, 2015, total expenses reimbursed by CRMC were $30,000.

Class-specific expenses and reimbursements under the agreements described above were as follows:

Global Growth Portfolio

		Insurance
	Distribution	administrative
	services	services
Class 4	$106	$106

Growth and Income Portfolio

		Insurance
	Distribution	administrative
	services	services
Class 4	$163	$163

Managed Risk Growth Portfolio

		Insurance
	Distribution	administrative
	services	services
Class P2	$3,657	$3,657

Managed Risk Growth and Income Portfolio

		Insurance
	Distribution	administrative
	services	services
Class P2	$2,862	$2,862

Managed Risk Global Allocation Portfolio

		Insurance
	Distribution	administrative
	services	services
Class P2	$1,317	$1,317

22	American Funds Insurance Series – Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Proceeds from initial
	capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended June 30, 2015*

Class 4	$10	1	$1,682	166	$(163)	(16)	$1,529	151
Total net increase (decrease)	$10	1	$1,682	166	$(163)	(16)	$1,529	151

Growth and Income Portfolio

	Proceeds from initial
	capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended June 30, 2015*

Class 4	$10	1	$1,810	182	$(28)	(3)	$1,792	180
Total net increase (decrease)	$10	1	$1,810	182	$(28)	(3)	$1,792	180

Managed Risk Growth Portfolio

	Proceeds from initial
	capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended June 30, 2015*

Class P2	$5,000	500	$37,226	3,711	$(493)	(49)	$41,733	4,162
Total net increase (decrease)	$5,000	500	$37,226	3,711	$(493)	(49)	$41,733	4,162

See end of tables for footnote.

American Funds Insurance Series – Portfolio Series	23

Managed Risk Growth and Income Portfolio

	Proceeds from initial
	capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended June 30, 2015*

Class P2	$5,000	500	$28,248	2,841	$(6)	(1)	$33,242	3,340
Total net increase (decrease)	$5,000	500	$28,248	2,841	$(6)	(1)	$33,242	3,340

Managed Risk Global Allocation Portfolio

	Proceeds from initial
	capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended June 30, 2015*

Class P2	$5,000	500	$13,439	1,358	$(717)	(72)	$17,722	1,786
Total net increase (decrease)	$5,000	500	$13,439	1,358	$(717)	(72)	$17,722	1,786

*For the period May 1, 2015, commencement of operations, through June 30, 2015.

9. Investment transactions

The following table presents each fund’s investment transactions for the period May 1, 2015, commencement of operations, to June 30, 2015 (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$1,708	$1,858	$41,383	$31,955	$17,535
Sales of investment securities*	163	28	452	—	662

*Excludes short-term securities and U.S. government obligations, if any.

24	American Funds Insurance Series – Portfolio Series

Financial highlights

		Loss from investment operations[1]						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimbursements/ waivers[2,5]	expenses to average net assets after reimbursements/ waivers[2,3,5]	Net effective expense ratio[3,6]	Ratio of net income to average net assets[2,3]
Global Growth Portfolio
Class 4:
6/30/15[7,8,9]	$10.00	$.02	$(.12)	$(.10)	$9.90	(1.00)%	$1	.10%	.08%	.70%	.16%
Growth and Income Portfolio
Class 4:
6/30/15[7,8,9]	$10.00	$.05	$(.26)	$(.21)	$9.79	(2.10)%	$2	.10%	.08%	.55%	.48%
Managed Risk Growth Portfolio
Class P2:
6/30/15[7,8,9]	$10.00	$.03	$(.10)	$(.07)	$9.93	(.70)%	$41	.17%	.07%	.47%	.29%
Managed Risk Growth and Income Portfolio
Class P2:
6/30/15[7,8,9]	$10.00	$.04	$(.24)	$(.20)	$9.80	(2.00)%	$33	.17%	.07%	.53%	.45%
Managed Risk Global Allocation Portfolio
Class P2:
6/30/15[7,8,9]	$10.00	$.03	$(.27)	$(.24)	$9.76	(2.40)%	$17	.20%	.05%	.61%	.28%

Portfolio turnover rate for all share classes	For the period ended June 30, 2015[2,7,8,9]
Global Growth Portfolio	17%
Growth and Income Portfolio	3
Managed Risk Growth Portfolio	3
Managed Risk Growth and Income Portfolio	—	[10]
Managed Risk Global Allocation Portfolio	8

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses for the managed risk funds.
[4]	Total returns exclude any applicable sales charges.
[5]	This column does not include expenses of the underlying funds in which each fund invests.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	For the period May 1, 2015, commencement of operations, through June 30, 2015.
[9]	Unaudited.
[10]	Amount less than 1%.

American Funds Insurance Series – Portfolio Series	25

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	American Funds Insurance Series – Portfolio Series

	Beginning account value	Ending account value 6/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Global Growth Portfolio
Class 4 – actual return[5]	$1,000.00	$990.00	$.77	.47%	$1.78	1.09%
Class 4 – assumed 5% return[5]	1,000.00	1,022.46	2.36	.47	5.46	1.09
Growth and Income Portfolio
Class 4 – actual return[5]	$1,000.00	$979.00	$.78	.48%	$1.55	.95%
Class 4 – assumed 5% return[5]	1,000.00	1,022.41	2.41	.48	4.76	.95
Managed Risk Growth Portfolio
Class P2 – actual return[5]	$1,000.00	$993.00	$.72	.44%	$1.38	.84%
Class P2 – assumed 5% return[5]	1,000.00	1,022.61	2.21	.44	4.21	.84
Managed Risk Growth and Income Portfolio
Class P2 – actual return[5]	$1,000.00	$980.00	$.67	.41%	$1.42	.87%
Class P2 – assumed 5% return[5]	1,000.00	1,022.76	2.06	.41	4.36	.87
Managed Risk Global Allocation Portfolio
Class P2 – actual return[5]	$1,000.00	$976.00	$.52	.32%	$1.43	.88%
Class P2 – assumed 5% return[5]	1,000.00	1,023.21	1.61	.32	4.41	.88

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2015. The “assumed 5% return” line is based on 181 days.

American Funds Insurance Series – Portfolio Series	27

Approval of Investment Advisory and Service Agreement

Portfolio Series — American Funds Global Growth Portfolio

Portfolio Series — American Funds Growth and Income Portfolio

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through January 31, 2016.

The board determined that the proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided, and that approving the agreement was in the best interests of each fund and its shareholders. In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of the Series and other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services to be provided by CRMC would benefit each fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage each fund in light of its investment objectives. It also considered the proposed investment policies and restrictions of each fund, and the investment results of the underlying funds in which each fund would invest. The board concluded that management of each fund by CRMC should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of each fund compared to those of other relevant funds. The board noted CRMC’s proposed waiver of a portion of the advisory fee payable by each fund under the advisory agreement, and CRMC’s commitment not to remove the waiver without board approval. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. It noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board took into account each fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that each fund’s shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the funds and the other funds in the series, including fees for administrative services; fees paid to CRMC’s affiliated transfer agent; and possible ancillary benefits to CRMC’s institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting the potential benefits CRMC would receive from the research obtained with commissions from portfolio transactions made on behalf of each fund. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

28	American Funds Insurance Series – Portfolio Series

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board had also previously compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series – Portfolio Series	29

Approval of Investment Advisory and Subadvisory Agreements

Portfolio Series — American Funds Managed Risk Growth Portfolio

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through January 31, 2016. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same initial term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.”

The board determined that the proposed advisory fee structures of the agreements were fair and reasonable in relation to the services proposed to be provided, and that approving the agreements was in the best interests of each fund and its shareholders. In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of the Series and other American Funds, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. The board considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of the oversight of Milliman FRM’s services that would be provided by CRMC, the administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services to be provided by CRMC would benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the Series and risk management for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to the funds under the subadvisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman FRM would benefit each fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage each fund in light of its investment objectives. It also considered the proposed investment policies and restrictions of each fund, the investment results of the underlying funds in which each fund would invest, and the nature and results of the services to be provided by Milliman FRM. The board concluded that management of each fund by CRMC and Milliman FRM should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of each fund compared to those of other relevant funds. The board noted CRMC’s proposed waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval, and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. It noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board took into account each fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, directly and through Milliman FRM, and that each fund’s shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

30	American Funds Insurance Series – Portfolio Series

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the funds and the other funds in the series, including fees for administrative services; fees paid to CRMC’s affiliated transfer agent; and possible ancillary benefits to CRMC’s institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting the potential benefits CRMC would receive from the research obtained with commissions from portfolio transactions made on behalf of each fund. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board had also previously compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series – Portfolio Series	31

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

32	American Funds Insurance Series – Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.3

[1]	Portfolio manager experience as of May 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 97.39% Health care 21.08%	Shares	Value (000)
Novo Nordisk A/S, Class B	4,401,000	$239,783
Vertex Pharmaceuticals Inc.[1]	1,419,000	175,218
Regeneron Pharmaceuticals, Inc.[1]	336,400	171,608
UnitedHealth Group Inc.	840,000	102,480
Novartis AG	900,000	88,705
Merck & Co., Inc.	1,324,000	75,375
Express Scripts Holding Co.[1]	770,000	68,484
Bristol-Myers Squibb Co.	865,600	57,597
Bayer AG	349,300	48,891
Hologic, Inc.[1]	1,279,992	48,716
Boston Scientific Corp.[1]	1,612,000	28,532
Juno Therapeutics, Inc.[1]	430,000	22,932
Medtronic PLC	292,000	21,637
Ocular Therapeutix, Inc.[1]	795,000	16,719
DaVita HealthCare Partners Inc.[1]	144,000	11,444
Biogen Inc.[1]	25,000	10,099
Grifols, SA, Class B (ADR)	195,885	6,067
Roche Holding AG	20,000	5,605
		1,199,892
Information technology 20.18%
ASML Holding NV (New York registered)	647,176	67,390
ASML Holding NV	624,897	64,581
Nintendo Co., Ltd.	787,700	131,750
Taiwan Semiconductor Manufacturing Co., Ltd.	23,830,000	108,513
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	10,901
Alcatel-Lucent[1]	22,539,144	82,118
Google Inc., Class A1	67,700	36,561
Google Inc., Class C1	67,885	35,335
Visa Inc., Class A	1,053,200	70,722
Microsoft Corp.	1,572,000	69,404
Murata Manufacturing Co., Ltd.	323,000	56,374
AAC Technologies Holdings Inc.	8,132,040	45,950
Naver Corp.	76,600	43,538
Alibaba Group Holding Ltd. (ADR)[1]	476,150	39,173
ASM Pacific Technology Ltd.	3,900,000	38,640
Cognizant Technology Solutions Corp., Class A1	620,000	37,876
Tencent Holdings Ltd.	1,800,000	35,923
Avago Technologies Ltd.	265,000	35,226
LinkedIn Corp., Class A1	161,000	33,267
salesforce.com, inc.[1]	405,000	28,200
MercadoLibre, Inc.	180,000	25,506
TE Connectivity Ltd.	327,500	21,058
TDK Corp.	167,000	12,786
American Funds Insurance Series — Global Growth Fund — Page 1 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
VeriSign, Inc.[1]	175,000	$10,801
Texas Instruments Inc.	135,000	6,954
		1,148,547
Consumer discretionary 17.96%
Amazon.com, Inc.[1]	446,900	193,995
Home Depot, Inc.	1,161,000	129,022
Priceline Group Inc.[1]	104,000	119,742
Walt Disney Co.	541,205	61,773
Liberty Global PLC, Class C1	816,465	41,338
Liberty Global PLC, Class A1	327,449	17,705
ASOS PLC[1]	802,304	48,899
Industria de Diseño Textil, SA	1,460,000	47,455
CBS Corp., Class B	702,500	38,989
HUGO BOSS AG	335,500	37,497
Toyota Motor Corp.	525,000	35,189
Naspers Ltd., Class N	187,500	29,205
Dixons Carphone PLC	3,800,000	27,077
MGM Resorts International[1]	1,358,024	24,784
Publicis Groupe SA	319,135	23,596
Burberry Group PLC	860,000	21,229
Navitas Ltd.	5,950,000	19,694
The Swatch Group AG, non-registered shares	50,000	19,472
TOD’S SpA	194,000	18,427
Suzuki Motor Corp.	480,000	16,218
NIKE, Inc., Class B	147,000	15,879
Christian Dior SE	69,000	13,469
Kroton Educacional SA, ordinary nominative	3,000,000	11,473
Time Warner Inc.	101,000	8,828
Dufry AG1	11,115	1,548
		1,022,503
Financials 14.06%
AIA Group Ltd.	13,602,500	89,057
ORIX Corp.	4,990,000	74,248
JPMorgan Chase & Co.	1,065,000	72,164
Moody’s Corp.	569,000	61,429
Tokio Marine Holdings, Inc.	972,600	40,482
HSBC Holdings PLC (GBP denominated)	4,320,228	38,699
AEON Financial Service Co., Ltd.	1,365,000	37,921
ICICI Bank Ltd.	6,625,000	32,043
Prudential PLC	1,272,434	30,639
BNP Paribas SA	500,000	30,185
East West Bancorp, Inc.	630,000	28,237
Deutsche Bank AG	928,555	27,899
AXA SA	1,080,630	27,263
Sumitomo Mitsui Trust Holdings, Inc.	4,881,000	22,358
CME Group Inc., Class A	239,700	22,307
Itaú Unibanco Holding SA, preferred nominative	1,950,000	21,463
ACE Ltd.	210,000	21,353
Sumitomo Mitsui Financial Group, Inc.	462,000	20,608
Bankia, SA1	14,382,000	18,246
Housing Development Finance Corp. Ltd.	850,000	17,305
Bankinter, SA	2,030,000	15,002
Svenska Handelsbanken AB, Class A	930,000	13,574
American Funds Insurance Series — Global Growth Fund — Page 2 of 161

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Shinsei Bank, Ltd.	6,401,000	$12,919
Berkshire Hathaway Inc., Class A1	60	12,291
BDO Unibank, Inc.	3,981,333	9,571
Allianz SE	21,750	3,387
		800,650
Industrials 7.51%
AA PLC[1]	9,950,681	57,959
Airbus Group SE, non-registered shares	645,000	41,850
Geberit AG	119,668	39,896
KONE Oyj, Class B	880,000	35,711
Rolls-Royce Holdings PLC[1]	2,150,000	29,390
Adecco SA1	354,055	28,743
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	28,138
United Technologies Corp.	249,000	27,622
Ryanair Holdings PLC (ADR)[1]	382,500	27,291
Boeing Co.	190,000	26,357
Fastenal Co.	430,000	18,138
ASSA ABLOY AB, Class B	930,000	17,512
IDEX Corp.	180,000	14,144
Caterpillar Inc.	160,000	13,571
Masco Corp.	410,000	10,935
United Continental Holdings, Inc.[1]	95,000	5,036
American Airlines Group Inc.	92,500	3,694
Waste Management, Inc.	35,800	1,659
		427,646
Consumer staples 6.87%
Associated British Foods PLC	2,095,000	94,507
Kao Corp.	1,198,000	55,727
Colgate-Palmolive Co.	632,000	41,339
Nestlé SA	545,000	39,347
Shiseido Co., Ltd.	1,260,000	28,601
Coca-Cola HBC AG (CDI)	1,317,445	28,318
Pernod Ricard SA	218,739	25,264
Alimentation Couche-Tard Inc., Class B	453,000	19,378
British American Tobacco PLC	288,000	15,454
Kroger Co.	200,000	14,502
Procter & Gamble Co.	125,000	9,780
Seven & i Holdings Co., Ltd.	184,000	7,908
Orion Corp.	5,958	5,598
SABMiller PLC	100,000	5,191
		390,914
Telecommunication services 2.88%
SoftBank Corp.	1,068,000	62,910
BT Group PLC	6,710,000	47,465
TalkTalk Telecom Group PLC	5,625,000	33,807
TDC A/S	2,700,000	19,798
		163,980
Energy 2.51%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	3,127,600	28,305
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[1]	274,700	2,241
Oil Search Ltd.	4,986,113	27,429
American Funds Insurance Series — Global Growth Fund — Page 3 of 161

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B	480,000	$13,628
Royal Dutch Shell PLC, Class B (ADR)	150,000	8,603
EOG Resources, Inc.	220,000	19,261
Enbridge Inc. (CAD denominated)	396,030	18,521
Reliance Industries Ltd.	600,000	9,423
BG Group PLC	390,000	6,493
Schlumberger Ltd.	65,000	5,602
China Petroleum & Chemical Corp., Class H	3,950,000	3,409
		142,915
Materials 2.05%
First Quantum Minerals Ltd.	1,900,000	24,841
Dow Chemical Co.	355,000	18,165
Northam Platinum Ltd.[1]	5,196,035	17,195
Rio Tinto PLC	410,000	16,840
Glencore PLC	4,000,000	16,046
Vale SA, ordinary nominative (ADR)	1,900,000	11,191
FMC Corp.	190,000	9,985
Monsanto Co.	24,800	2,643
		116,906
Utilities 0.51%
ENN Energy Holdings Ltd.	2,915,000	17,581
EDP - Energias de Portugal, SA	2,975,000	11,293
		28,874
Miscellaneous 1.78%
Other common stocks in initial period of acquisition		101,274
Total common stocks (cost: $4,040,003,000)		5,544,101
Preferred securities 0.00% Financials 0.00%
Fannie Mae, Series S, 8.25% noncumulative[1]	36,020	135
Total preferred securities (cost: $434,000)		135
Bonds, notes & other debt instruments 0.36% U.S. Treasury bonds & notes 0.36% U.S. Treasury 0.36%	Principal amount (000)
U.S. Treasury 0.25% 2015	$ 20,265	20,279
Total bonds, notes & other debt instruments (cost: $20,273,000)		20,279
Short-term securities 2.91%
AstraZeneca PLC 0.12% due 8/20/2015[2]	25,000	24,995
Fannie Mae 0.16% due 8/17/2015	3,100	3,100
Federal Home Loan Bank 0.09%–0.15% due 8/28/2015–11/3/2015	32,000	31,997
Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	53,800	53,773
General Electric Co. 0.06% due 7/1/2015	1,900	1,900
Nordea Bank AB 0.20% due 9/1/2015[2]	25,000	24,993
American Funds Insurance Series — Global Growth Fund — Page 4 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
Québec (Province of) 0.10% due 7/20/2015[2]	$10,000	$9,999
Westpac Banking Corp. 0.20% due 9/8/2015[2]	15,000	14,995
Total short-term securities (cost: $165,720,000)		165,752
Total investment securities 100.66% (cost: $4,226,430,000)		5,730,267
Other assets less liabilities (0.66)%		(37,610)
Net assets 100.00%		$5,692,657
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $126,563,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	7/8/2015	Bank of America, N.A.	$12,735	¥1,575,000	$(136)
Japanese yen	7/9/2015	Citibank	$3,332	¥410,000	(18)
Japanese yen	7/9/2015	Bank of America, N.A.	$2,908	¥360,000	(34)
Japanese yen	7/13/2015	JPMorgan Chase	$1,291	¥160,000	(16)
Japanese yen	7/29/2015	Bank of America, N.A.	$7,213	¥884,000	(13)
Japanese yen	8/10/2015	Bank of America, N.A.	$1,286	¥160,000	(22)
Japanese yen	8/14/2015	UBS AG	$1,310	¥160,000	2
Japanese yen	8/19/2015	Bank of New York Mellon	$8,384	¥1,000,000	208
Japanese yen	9/4/2015	Bank of America, N.A.	$79,187	¥9,800,000	(954)
					$(983)
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,982,000, which represented 1.32% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 161

Global Small Capitalization Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 89.38% Consumer discretionary 20.24%	Shares	Value (000)
Netflix, Inc.[1]	269,000	$176,717
Lions Gate Entertainment Corp.	2,460,000	91,143
zooplus AG, non-registered shares[1,2]	357,716	50,648
Domino’s Pizza, Inc.	423,300	48,002
Penske Automotive Group, Inc.	729,000	37,988
Cedar Fair, LP	687,000	37,435
Melco Crown Entertainment Ltd. (ADR)	1,432,000	28,110
Ted Baker PLC	517,162	23,695
Tele Columbus AG1	1,460,000	20,517
Five Below, Inc.[1]	513,000	20,279
BCA Marketplace PLC[1]	8,130,000	20,183
Entertainment One Ltd.	3,485,300	19,496
Eros International PLC, Class A1	759,296	19,074
Brinker International, Inc.	325,000	18,736
Hankook Tire Co., Ltd.	418,940	15,774
Homeinns Hotel Group (ADR)[1]	475,250	14,695
Poundland Group PLC	2,531,564	12,860
Rightmove PLC	241,000	12,409
L’Occitane International SA	4,295,000	12,245
Stella International Holdings Ltd.	5,062,000	12,081
Inchcape PLC	946,100	12,056
Melco International Development Ltd.	8,216,000	11,617
Chow Sang Sang Holdings International Ltd.	5,598,300	11,238
ServiceMaster Global Holdings, Inc.[1]	303,000	10,960
NagaCorp Ltd.	14,382,000	10,594
Mothercare PLC[1]	2,451,000	10,398
John Wiley & Sons, Inc., Class A	189,000	10,276
Paddy Power PLC	111,695	9,572
Tesla Motors, Inc.[1]	35,000	9,389
China Lodging Group, Ltd. (ADR)[1]	379,000	9,255
Toll Brothers, Inc.[1]	225,000	8,593
Hathway Cable and Datacom Ltd.[1,3,4]	11,750,000	8,429
OSIM International Ltd	6,282,000	7,719
Tarena International, Inc., Class A (ADR)[1]	576,000	7,292
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	7,079
Intercontinental Hotels Group PLC	149,530	6,029
B2W - Cia. Digital, ordinary nominative[1]	919,300	6,029
TravelCenters of America LLC[1]	400,000	5,940
Playmates Toys Ltd.	27,164,000	5,256
PT Multipolar Tbk	108,878,700	5,104
Belmond Ltd., Class A1	400,000	4,996
Lands’ End, Inc.[1]	200,000	4,966
Talwalkars Better Value Fitness Ltd.	1,020,000	4,784
Moncler SpA	255,700	4,738
START TODAY Co., Ltd.	165,000	4,618
American Axle & Manufacturing Holdings, Inc.[1]	202,000	4,224
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 161

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
SSI Group, Inc.[1]	18,000,000	$3,944
Resorttrust, Inc.	160,000	3,893
DO & CO AG, non-registered shares	41,500	3,889
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.	6,805,500	3,819
I.T Limited	9,630,000	3,615
Cabela’s Inc.[1]	72,000	3,599
Zhongsheng Group Holdings Ltd.	5,067,500	3,563
Cie. Plastic Omnium SA	135,757	3,459
Brunello Cucinelli SpA	178,865	3,350
POLYTEC Holding AG, non-registered shares	364,350	3,201
Mood Media Corp.[1]	6,154,000	3,153
Sitoy Group Holdings Ltd.	4,206,000	2,794
Dick Smith Holdings Ltd.	1,663,000	2,669
GVC Holdings PLC	374,748	2,664
Greene King PLC	180,000	2,388
Tuesday Morning Corp.[1]	200,000	2,253
Parkson Retail Asia Ltd.	6,212,000	2,191
International Housewares Retail Co. Ltd.	7,067,000	1,842
Phorm Corp. Ltd.[1]	24,010,000	1,603
Ripley Corp SA	3,750,000	1,554
Sa Sa International Holdings Ltd.	2,548,000	1,381
William Hill PLC	205,200	1,300
PT Astra Otoparts Tbk	5,427,400	1,018
China Zenix Auto International Ltd. (ADR)[1]	428,500	484
Global Mediacom Tbk PT	3,025,000	265
Mulberry Group PLC	10,550	150
Five Star Travel Corp.[1,3,4]	219,739	47
Ten Alps PLC[1]	2,600,000	14
		957,340
Health care 19.23%
bluebird bio, Inc.[1]	913,659	153,833
Ultragenyx Pharmaceutical Inc.[1]	836,206	85,619
GW Pharmaceuticals PLC (ADR)[1]	559,950	68,784
EXACT Sciences Corp.[1]	2,266,609	67,409
Illumina, Inc.[1]	288,800	63,062
Endo International PLC[1]	759,224	60,472
BioMarin Pharmaceutical Inc.[1]	416,800	57,010
athenahealth, Inc.[1]	396,600	45,442
Myriad Genetics, Inc.[1]	1,274,898	43,334
Hikma Pharmaceuticals PLC	1,424,000	43,250
Kite Pharma, Inc.[1]	595,539	36,310
Alexion Pharmaceuticals, Inc.[1]	183,182	33,114
Ocular Therapeutix, Inc.[1]	887,780	18,670
Novadaq Technologies Inc.[1]	1,200,000	14,532
SSY Group Ltd.[4]	34,730,000	12,635
Insulet Corp.[1]	394,233	12,215
CONMED Corp.	167,686	9,771
NuVasive, Inc.[1]	185,000	8,765
Teleflex Inc.	60,200	8,154
Team Health Holdings, Inc.[1]	122,500	8,003
Circassia Pharmaceuticals PLC[1]	1,386,406	6,383
Puma Biotechnology, Inc.[1]	54,000	6,305
Conkwest, Inc.[1,4,5]	169,000	6,007
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	5,377
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 161

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Hologic, Inc.[1]	140,000	$5,328
Sawai Pharmaceutical Co., Ltd.	88,400	5,150
Fisher & Paykel Healthcare Corp. Ltd.	1,076,385	4,996
Capio AB1,6	843,724	4,936
Mauna Kea Technologies SA1,2	958,400	4,274
PT Siloam International Hospitals Tbk	3,376,200	3,647
OTCPharm PJSC[1]	706,865	3,164
EOS imaging SA1	380,000	2,203
GI Dynamics, Inc. (CDI)[1]	12,820,000	1,484
Lifco AB, Class B	8,832	181
QRxPharma Ltd.[1,4]	4,129,927	32
		909,851
Information technology 15.08%
Qorvo, Inc.[1]	1,783,038	143,124
Palo Alto Networks, Inc.[1]	497,300	86,878
AAC Technologies Holdings Inc.	11,213,100	63,359
Semiconductor Manufacturing International Corp.[1]	358,447,500	39,306
Topcon Corp.	1,260,510	30,384
Zoopla Property Group PLC	5,616,720	24,534
Kakaku.com, Inc.	1,605,000	23,239
Hamamatsu Photonics KK	780,600	23,025
YY Inc., Class A (ADR)[1]	262,000	18,214
Cognex Corp.	290,000	13,949
Cray Inc.[1]	469,700	13,861
Sonus Networks, Inc.[1]	1,882,500	13,027
RIB Software AG	699,167	11,275
Spectris PLC	340,000	11,272
Goldpac Group Ltd.	16,280,000	10,396
Cypress Semiconductor Corp.[1]	845,000	9,937
Delta Electronics (Thailand) PCL	3,667,800	9,828
Inphi Corp.[1]	426,000	9,738
WEX Inc.[1]	82,900	9,448
Aiming Inc.[1]	665,000	9,395
Silicon Laboratories Inc.[1]	166,000	8,966
Atmel Corp.	832,680	8,206
Halma PLC	682,500	8,172
VTech Holdings Ltd.	570,000	7,567
Veeco Instruments Inc.[1]	224,922	6,464
Suprema Inc.	310,000	6,392
Sophos Group PLC[1,6]	1,718,300	6,318
GoDaddy Inc., Class A1	203,200	5,728
Knowles Corp.[1]	300,000	5,430
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	5,375
Jay Mart PCL	15,621,250	5,226
CDW Corp.	140,000	4,799
FireEye, Inc.[1]	98,000	4,793
Zebra Technologies Corp., Class A1	42,900	4,764
JDS Uniphase Corp.[1]	410,600	4,755
ON Semiconductor Corp.[1]	370,000	4,325
Ixia[1]	340,000	4,230
Syntel, Inc.[1]	88,000	4,178
Finisar Corp.[1]	233,000	4,164
Alten SA, non-registered shares	85,500	3,972
SciQuest, Inc.[1]	262,744	3,891
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Semtech Corp.[1]	191,000	$3,791
Persistent Systems Ltd.	375,700	3,542
Taiyo Yuden Co., Ltd.	240,000	3,369
M/A-COM Technology Solutions Holdings, Inc.[1]	74,015	2,831
QIWI PLC, Class B (ADR)	92,500	2,595
Tangoe, Inc.[1]	185,975	2,340
Pandora Media, Inc.[1]	135,000	2,098
Remark Media, Inc.[1]	250,952	1,016
		713,486
Industrials 10.73%
International Container Terminal Services, Inc.	27,060,000	66,135
AA PLC[1]	7,606,604	44,306
ITT Corp.	801,000	33,514
Moog Inc., Class A1	432,100	30,541
JVM Co., Ltd.[1,2]	411,500	22,688
Northgate PLC	1,838,270	16,608
AKR Corporindo Tbk PT	32,680,000	14,523
J. Kumar Infraprojects Ltd.	1,300,000	14,378
Carborundum Universal Ltd.	5,090,000	13,436
ABM Industries Inc.	400,000	13,148
Summit Ascent Holdings Ltd.[1]	23,730,000	13,041
Clean Harbors, Inc.[1]	232,800	12,511
Orbital ATK, Inc.	157,150	11,528
Alliance Global Group, Inc.	23,370,000	11,247
Amara Raja Batteries Ltd.	810,712	11,246
PARK24 Co., Ltd.	621,600	10,651
Boer Power Holdings Ltd.	4,687,000	9,953
Waste Connections, Inc.	194,600	9,170
NORMA Group SE, non-registered shares	180,718	9,136
Intertek Group PLC	235,000	9,046
BELIMO Holding AG	3,450	8,229
PayPoint PLC	520,000	8,097
Johnson Electric Holdings Ltd.	2,378,000	7,654
Generac Holdings Inc.[1]	180,700	7,183
Gujarat Pipavav Port Ltd.[1]	2,093,322	7,163
Wizz Air Holdings PLC[1]	293,189	7,163
KEYW Holding Corp.[1]	750,000	6,990
Bossard Holding AG	55,562	6,412
Geberit AG	16,500	5,501
Unique Engineering and Construction PCL	11,298,000	5,419
MonotaRO Co., Ltd.	106,500	4,682
CIMC Enric Holdings Ltd.	5,016,000	4,264
CJ Korea Express Co., Ltd.[1]	24,500	4,261
INDUS Holding AG	83,000	4,182
Aida Engineering, Ltd.	350,000	3,838
Chart Industries, Inc.[1]	103,900	3,714
CAE Inc.	281,000	3,345
Rotork PLC	900,000	3,289
BTS Rail Mass Transit Growth Infrastructure Fund	10,795,000	3,260
Pegasus Hava Tasimaciligi AS1	356,000	3,228
Landstar System, Inc.	46,600	3,116
Frigoglass SAIC[1,4]	1,427,939	2,855
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	2,851
Shun Tak Holdings Ltd.	4,714,000	2,609
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 161

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Orient Overseas (International) Ltd.	438,000	$2,240
ALS Ltd.	430,000	1,941
Avianca Holdings SA, preferred, restricted-voting (ADR)[1]	166,600	1,706
Rheinmetall AG	29,000	1,471
TD Power Systems Ltd.	286,208	1,385
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	604,000	1,311
COSCO Pacific Ltd.	910,000	1,235
Okabe Co., Ltd.	41,500	326
		507,726
Financials 6.33%
Kotak Mahindra Bank Ltd.	1,641,366	35,956
SVB Financial Group[1]	160,700	23,138
Kemper Corp.	595,000	22,937
Old Republic International Corp.	1,450,000	22,664
Avanza Bank Holding AB	602,547	21,915
K. Wah International Holdings Ltd.	39,420,410	20,800
Chailease Holding Co. Ltd.	6,622,000	15,968
WHA Corp. PCL, foreign[1]	134,570,450	15,937
Shriram Transport Finance Co. Ltd.	1,114,071	14,931
Land and Houses PCL, nonvoting depository receipt	47,658,300	12,488
EFG International AG1	562,925	7,978
Altisource Residential Corp.	451,407	7,606
LSL Property Services PLC	1,190,000	7,292
Endurance Specialty Holdings Ltd.	110,000	7,227
City Union Bank Ltd.	4,125,000	6,539
Signature Bank[1]	42,000	6,148
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	5,835
Texas Capital Bancshares, Inc.[1]	91,600	5,701
Tune Ins Holdings Bhd.	13,112,000	5,699
Bank of Ireland[1]	14,099,515	5,698
Cathay General Bancorp, Inc.	155,000	5,030
Mahindra Lifespace Developers Ltd.	681,356	4,566
Numis Corp. PLC	1,118,302	4,327
BankUnited, Inc.	82,000	2,946
Lai Sun Development Co. Ltd.	119,666,666	2,871
Premium Leisure Corp.	80,900,000	2,117
Inversiones La Construcción SA	157,000	1,769
National Bank of Pakistan	3,370,000	1,761
Altisource Asset Management Corp.[1]	9,620	1,388
		299,232
Energy 3.92%
InterOil Corp.[1]	1,184,235	71,291
Oasis Petroleum Inc.[1]	1,583,000	25,091
Amerisur Resources PLC[1]	27,117,360	15,552
Ophir Energy PLC[1]	8,552,492	15,212
Veresen Inc.	879,100	11,888
Venture Global LNG, Inc., Class C1,2,4,5	2,760	8,280
Lekoil Ltd. (CDI)[1]	16,491,600	7,644
Victoria Oil & Gas PLC[1,2]	6,966,560	7,019
Exillon Energy PLC[1]	3,546,000	5,962
Circle Oil PLC[1]	22,687,000	3,520
Genel Energy PLC[1]	400,600	3,191
TGS-NOPEC Geophysical Co. ASA	117,000	2,732
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 161

unaudited
Common stocks Energy (continued)	Shares	Value (000)
C&J Energy Services, Ltd.[1]	152,000	$2,007
Canadian Overseas Petroleum Ltd.[1,2]	19,225,000	1,231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	309
Tethys Petroleum Ltd.[1]	8,112,100	1,104
Tethys Petroleum Ltd. (GBP denominated)[1]	1,963,450	286
Providence Resources PLC[1]	2,490,250	880
Range Resources Ltd.[1]	67,000,000	738
Borders & Southern Petroleum PLC[1]	7,028,100	552
Cairn Energy PLC[1]	185,233	494
BNK Petroleum Inc.[1]	756,920	315
African Petroleum Corp. Ltd.[1]	3,363,637	137
International Petroleum Ltd.[1,4]	54,894,353	119
Esrey Energy Ltd.[1]	825,000	96
		185,650
Materials 3.71%
PolyOne Corp.	720,168	28,209
Sirius Minerals Plc[1,4]	50,155,210	23,642
Stillwater Mining Co.[1]	1,100,000	12,749
Lundin Mining Corp.[1]	2,725,000	11,192
AptarGroup, Inc.	170,000	10,841
Time Technoplast Ltd.[2]	11,888,000	9,633
FUCHS PETROLUB SE	246,000	9,379
CPMC Holdings Ltd.	12,800,000	8,554
Yingde Gases Group Co. Ltd.	11,101,000	7,647
United States Steel Corp.	300,000	6,186
Lenzing AG	82,000	5,842
Silgan Holdings Inc.	109,000	5,751
HudBay Minerals Inc.	550,000	4,580
Synthomer PLC	900,000	4,406
Arkema SA	56,300	4,057
Mayr-Melnhof Karton AG, non-registered shares	31,204	3,526
Buzzi Unicem SPA	220,000	3,132
Kenmare Resources PLC[1]	54,706,150	3,008
Nampak Ltd.	1,047,849	2,910
Greatview Aseptic Packaging Co. Ltd.	5,000,000	2,851
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	2,710
Hummingbird Resources PLC[1]	3,475,000	1,775
Huntsman Corp.	68,600	1,514
Rusoro Mining Ltd.[1]	25,530,432	920
Sundance Resources Ltd.[1]	19,500,000	316
Orsu Metals Corp.[1]	588,231	9
Indochine Mining Ltd.[1,2,4]	73,199,466	—
		175,339
Consumer staples 3.28%
Puregold Price Club, Inc.	37,418,000	30,704
COSMOS Pharmaceutical Corp.	224,000	30,383
Hypermarcas SA, ordinary nominative[1]	2,253,800	16,405
Petra Foods Ltd.	4,800,000	12,474
PZ Cussons PLC	2,105,000	11,966
Super Group Ltd.	11,464,000	9,448
Emperador Inc.	45,300,000	8,640
Sundrug Co., Ltd.	97,500	5,808
Sprouts Farmers Market, Inc.[1]	204,926	5,529
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 161

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kernel Holding SA	493,041	$4,953
Treasury Wine Estates Ltd.	1,245,400	4,795
Del Monte Pacific Ltd.	12,686,223	3,241
Stock Spirits Group PLC	1,053,100	3,194
Coca-Cola Icecek AS, Class C	191,100	3,180
Lenta Ltd. (GDR)[1]	240,000	1,788
Convenience Retail Asia Ltd.	2,850,000	1,643
O’Key Group SA (GDR)	487,553	1,153
		155,304
Utilities 1.89%
ENN Energy Holdings Ltd.	9,515,700	57,390
CT Environmental Group Ltd.	8,166,000	10,872
Glow Energy PCL	3,930,000	9,919
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,898
Energy World Corp. Ltd.[1]	10,883,000	3,065
Greenko Group PLC[1]	2,280,000	2,221
Mytrah Energy Ltd.[1]	1,700,000	2,174
		89,539
Telecommunication services 0.11%
Total Access Communication PCL	1,602,200	3,949
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,329
		5,278
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		229,928
Total common stocks (cost: $3,048,980,000)		4,228,673
Rights & warrants 0.06% Materials 0.04%
Sirius Minerals Plc, warrants, expire 2015[1,4]	10,000,000	1,991
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	31
Range Resources Ltd., warrants, expire 2016[1,4]	33,500,000	10
		41
Miscellaneous 0.02%
Other rights & warrants in initial period of acquisition		588
Total rights & warrants (cost: $281,000)		2,620
Convertible stocks 0.14% Health care 0.14%
Stem CentRx, Inc., Series F-1, convertible preferred[4,5]	274,000	6,481
Total convertible stocks (cost: $3,307,000)		6,481
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 161

unaudited
Bonds, notes & other debt instruments 0.22% U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015[7]	$ 10,675	$10,682
Total bonds, notes & other debt instruments (cost: $10,681,000)		10,682
Short-term securities 10.74%
American Honda Finance Corp. 0.13% due 8/24/2015	30,000	29,993
AstraZeneca PLC 0.10% due 8/13/2015[3]	22,300	22,296
Bank of Nova Scotia 0.31% due 11/9/2015[3]	25,000	24,972
Chariot Funding, LLC 0.40% due 12/15/2015[3]	34,000	33,935
Commonwealth Bank of Australia 0.20% due 8/28/2015[3]	45,000	44,989
Emerson Electric Co. 0.12% due 9/17/2015[3]	30,000	29,988
Fannie Mae 0.07%–0.23% due 7/6/2015–3/1/2016	43,300	43,272
Federal Home Loan Bank 0.07%–0.13% due 7/31/2015–11/13/2015	100,700	100,698
General Electric Co. 0.06% due 7/1/2015	26,000	26,000
John Deere Capital Corp. 0.13% due 8/6/2015[3]	20,000	19,997
Kells Funding, LLC 0.14% due 7/14/2015[3]	33,600	33,598
Nordea Bank AB 0.28% due 10/9/2015[3]	17,000	16,989
Québec (Province of) 0.13% due 8/20/2015[3]	22,100	22,095
Reckitt Benckiser Treasury Services PLC 0.32% due 12/4/2015[3]	10,750	10,735
Svenska Handelsbanken Inc. 0.20% due 8/27/2015[3]	23,750	23,742
USAA Capital Corp. 0.10% due 7/28/2015	24,817	24,815
Total short-term securities (cost: $508,102,000)		508,114
Total investment securities 100.54% (cost: $3,571,351,000)		4,756,570
Other assets less liabilities (0.54)%		(25,507)
Net assets 100.00%		$4,731,063
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 161

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $25,526,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/14/2015	Barclays Bank PLC	$759	A$1,000	$(12)
Australian dollars	7/28/2015	UBS AG	$772	A$1,000	1
British pounds	7/21/2015	Bank of New York Mellon	$41,311	£26,517	(348)
British pounds	7/23/2015	Citibank	$1,956	£1,245	1
British pounds	7/29/2015	Citibank	$22,005	£13,883	196
Euros	7/15/2015	HSBC Bank	$2,692	€2,395	21
Japanese yen	7/15/2015	UBS AG	$10,134	¥1,252,000	(98)
					$(239)
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $291,812,000, which represented 6.17% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $70,630,000, which represented 1.49% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Security has been authorized but has not yet been issued.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $394,000, which represented .01% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.18%
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,481.14
Conkwest, Inc.	6/9/2015	6,007	6,007.12
Total private placement securities		$17,594	$20,768.44%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 161

Growth Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 95.98% Health care 20.06%	Shares	Value (000)
Incyte Corp.[1]	4,675,000	$487,182
Regeneron Pharmaceuticals, Inc.[1]	949,500	484,368
Express Scripts Holding Co.[1]	4,848,208	431,200
UnitedHealth Group Inc.	3,510,000	428,220
Centene Corp.[1]	4,407,000	354,323
Vertex Pharmaceuticals Inc.[1]	2,585,000	319,196
Hologic, Inc.[1]	7,913,000	301,169
Humana Inc.	993,200	189,979
Biogen Inc.[1]	400,500	161,778
Agios Pharmaceuticals, Inc.[1]	1,309,120	145,496
Gilead Sciences, Inc.	1,070,000	125,276
Merck & Co., Inc.	2,122,300	120,823
Myriad Genetics, Inc.[1,2]	3,480,000	118,285
Baxter International Inc.	1,397,119	97,701
Thermo Fisher Scientific Inc.	743,050	96,418
Intuitive Surgical, Inc.[1]	155,800	75,485
bluebird bio, Inc.[1]	428,000	72,062
PerkinElmer, Inc.	1,166,800	61,420
Quintiles Transnational Holdings Inc.	825,000	59,903
Abbott Laboratories	1,157,200	56,795
Intercept Pharmaceuticals, Inc.[1]	230,000	55,517
Boston Scientific Corp.[1]	3,100,000	54,870
Alnylam Pharmaceuticals, Inc.[1]	440,000	52,743
Novartis AG	430,000	42,381
HeartWare International, Inc.[1]	469,499	34,128
Grifols, SA, Class B (ADR)	1,055,780	32,697
Theravance, Inc.[1]	1,300,000	23,491
Novo Nordisk A/S, Class B	430,000	23,428
Bristol-Myers Squibb Co.	328,700	21,872
InnovaCare Inc.[3,4]	2,843,000	6,397
Theravance Biopharma, Inc.	371,428	4,836
		4,539,439
Information technology 19.38%
Microsoft Corp.	12,810,000	565,561
ASML Holding NV (New York registered)	3,444,016	358,625
ASML Holding NV	1,808,186	186,870
Google Inc., Class C1	392,221	204,155
Google Inc., Class A1	249,000	134,470
Facebook, Inc., Class A1	3,632,685	311,557
Visa Inc., Class A	4,332,000	290,894
Apple Inc.	2,256,300	282,996
salesforce.com, inc.[1]	3,725,000	259,372
Taiwan Semiconductor Manufacturing Co., Ltd.	48,298,000	219,931
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	986,192	22,397
Avago Technologies Ltd.	1,816,000	241,401
American Funds Insurance Series — Growth Fund — Page 15 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Nintendo Co., Ltd.	1,114,960	$186,487
Murata Manufacturing Co., Ltd.	672,000	117,285
Hexagon AB, Class B	3,152,551	114,239
Twitter, Inc.	2,775,000	100,511
LinkedIn Corp., Class A1	461,316	95,322
Dolby Laboratories, Inc., Class A	2,166,221	85,956
Adobe Systems Inc.[1]	1,000,000	81,010
Autodesk, Inc.[1]	1,310,000	65,598
MercadoLibre, Inc.	425,000	60,223
eBay Inc.[1]	907,000	54,638
Amphenol Corp., Class A	935,000	54,202
NetSuite Inc.[1]	547,304	50,215
Intuit Inc.	485,000	48,873
Intel Corp.	1,580,000	48,056
Finisar Corp.[1]	2,554,000	45,640
Demandware, Inc.[1]	425,000	30,209
TE Connectivity Ltd.	390,000	25,077
Marvell Technology Group Ltd.	1,850,000	24,392
Texas Instruments Inc.	385,000	19,831
		4,385,993
Consumer discretionary 18.60%
Amazon.com, Inc.[1]	2,416,216	1,048,855
Home Depot, Inc.	6,170,000	685,672
Comcast Corp., Class A	8,820,000	530,435
Twenty-First Century Fox, Inc., Class A	9,450,000	307,550
Tiffany & Co.	1,689,000	155,050
NIKE, Inc., Class B	1,340,000	144,747
Starbucks Corp.	2,510,000	134,574
MGM Resorts International[1]	6,522,900	119,043
Luxottica Group SpA	1,739,000	115,645
Lowe’s Companies, Inc.	1,485,680	99,496
Johnson Controls, Inc.	1,970,000	97,574
CBS Corp., Class B	1,545,000	85,748
Charter Communications, Inc., Class A1	500,000	85,625
Walt Disney Co.	750,000	85,605
Netflix, Inc.[1]	115,000	75,548
L’Occitane International SA	23,700,000	67,570
Expedia, Inc.	578,000	63,204
Tesla Motors, Inc.[1]	208,000	55,798
Toyota Motor Corp.	765,000	51,275
Ralph Lauren Corp., Class A	273,000	36,134
Domino’s Pizza, Inc.	275,000	31,185
Sturm, Ruger & Co., Inc.	525,900	30,213
Markit Ltd.	1,176,900	30,093
Wynn Resorts, Ltd.	276,140	27,247
Chipotle Mexican Grill, Inc.[1]	38,500	23,292
Carnival Corp., units	290,000	14,323
Wynn Macau, Ltd.	4,049,600	6,760
		4,208,261
Financials 13.45%
Wells Fargo & Co.	10,751,096	604,642
Berkshire Hathaway Inc., Class A1	1,710	350,293
Berkshire Hathaway Inc., Class B1	363,734	49,508
American Funds Insurance Series — Growth Fund — Page 16 of 161

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Capital One Financial Corp.	2,455,000	$215,966
Legal & General Group PLC	45,158,246	176,607
American Express Co.	2,251,000	174,948
PNC Financial Services Group, Inc.	1,693,600	161,993
American International Group, Inc.	2,333,300	144,245
JPMorgan Chase & Co.	2,053,720	139,160
Onex Corp.	2,342,800	129,632
Arch Capital Group Ltd.[1]	1,800,000	120,528
American Tower Corp.	1,195,000	111,482
Goldman Sachs Group, Inc.	434,400	90,698
ACE Ltd.	707,366	71,925
CME Group Inc., Class A	771,300	71,777
Leucadia National Corp.	2,589,740	62,879
FCB Financial Holdings, Inc., Class A2	1,890,000	60,102
Financial Engines, Inc.	1,365,000	57,985
Umpqua Holdings Corp.	2,041,280	36,723
Bank of America Corp.	2,140,000	36,423
MB Financial, Inc.	1,010,000	34,784
First Republic Bank	495,000	31,200
Legg Mason Partners Equity Fund	565,000	29,114
W. R. Berkley Corp.	550,000	28,561
Crown Castle International Corp.	265,000	21,279
Charles Schwab Corp.	590,000	19,264
PacWest Bancorp	250,000	11,690
		3,043,408
Consumer staples 8.18%
Costco Wholesale Corp.	2,390,000	322,793
Philip Morris International Inc.	3,280,000	262,958
Coca-Cola Co.	4,670,000	183,204
Kerry Group PLC, Class A	2,000,000	148,253
Kraft Foods Group, Inc.	1,500,000	127,710
Kroger Co.	1,700,000	123,267
CVS Health Corp.	1,090,000	114,319
Herbalife Ltd.[1]	1,704,594	93,906
Constellation Brands, Inc., Class A	645,000	74,833
Nu Skin Enterprises, Inc., Class A	1,574,112	74,188
Walgreens Boots Alliance, Inc.	875,000	73,885
Sprouts Farmers Market, Inc.[1]	2,530,000	68,259
Glanbia PLC	3,314,077	65,138
Diageo PLC	1,724,726	49,891
TreeHouse Foods, Inc.[1]	472,766	38,308
Pinnacle Foods Inc.	425,000	19,354
Tesco PLC	3,380,000	11,288
		1,851,554
Energy 7.06%
Concho Resources Inc.[1]	2,065,000	235,121
Noble Energy, Inc.	4,963,000	211,821
Suncor Energy Inc.	5,502,090	151,539
Pioneer Natural Resources Co.	1,049,000	145,486
Weatherford International PLC[1]	10,915,007	133,927
Chevron Corp.	1,000,000	96,470
Schlumberger Ltd.	1,071,100	92,318
Plains GP Holdings, LP, Class A	3,471,872	89,713
American Funds Insurance Series — Growth Fund — Page 17 of 161

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Core Laboratories NV	561,198	$63,999
EOG Resources, Inc.	527,400	46,174
Peyto Exploration & Development Corp.	1,870,000	45,709
Royal Dutch Shell PLC, Class B (ADR)	760,100	43,592
FMC Technologies, Inc.[1]	1,035,000	42,942
Murphy Oil Corp.	956,000	39,741
Cimarex Energy Co.	321,300	35,443
Enbridge Inc. (CAD denominated)	745,215	34,850
Cobalt International Energy, Inc.[1]	3,075,000	29,858
Paramount Resources Ltd.[1]	1,170,000	26,885
Tourmaline Oil Corp.[1]	547,000	16,432
Oil States International, Inc.[1]	292,300	10,882
Laricina Energy Ltd.[1,4,5]	1,403,000	3,370
		1,596,272
Industrials 7.03%
Boeing Co.	2,250,000	312,120
Oshkosh Corp.[2]	4,947,000	209,654
Rockwell Collins, Inc.	1,775,000	163,921
Union Pacific Corp.	1,500,000	143,055
Grafton Group PLC, units	7,866,000	95,910
MTU Aero Engines AG	751,034	70,642
Fastenal Co.	1,590,000	67,066
Meggitt PLC	8,613,050	63,119
Cummins Inc.	475,000	62,315
Robert Half International Inc.	1,100,000	61,050
General Dynamics Corp.	395,000	55,968
Stericycle, Inc.[1]	375,000	50,216
American Airlines Group Inc.	1,242,500	49,619
Norfolk Southern Corp.	478,809	41,829
Caterpillar Inc.	450,000	38,169
Precision Castparts Corp.	190,000	37,975
TransDigm Group Inc.[1]	169,000	37,969
Masco Corp.	722,000	19,256
United Continental Holdings, Inc.[1]	187,500	9,940
		1,589,793
Materials 1.21%
Potash Corp. of Saskatchewan Inc.	4,000,000	123,880
E.I. du Pont de Nemours and Co.	900,000	57,555
HudBay Minerals Inc.	5,617,200	46,773
Dow Chemical Co.	475,000	24,306
FMC Corp.	397,400	20,883
		273,397
Telecommunication services 0.29%
T-Mobile US, Inc.	650,000	25,200
Orange SA	1,589,000	24,464
Vodafone Group PLC	4,300,000	15,530
		65,194
American Funds Insurance Series — Growth Fund — Page 18 of 161

unaudited
Common stocks Utilities 0.15%	Shares	Value (000)
Exelon Corp.	1,025,000	$32,206
KGen Power Corp.[1,2,4,5]	3,166,128	1,013
		33,219
Miscellaneous 0.57%
Other common stocks in initial period of acquisition		129,992
Total common stocks (cost: $14,187,128,000)		21,716,522
Preferred securities 0.00% Financials 0.00%
Fannie Mae, Series S, 8.25% noncumulative[1]	8,160	31
Total preferred securities (cost: $98,000)		31
Rights & warrants 0.05% Energy 0.05%
Kinder Morgan, Inc., warrants, expire 2017[1]	4,035,520	10,896
Total rights & warrants (cost: $17,544,000)		10,896
Convertible stocks 0.05% Consumer discretionary 0.05%
Uber Technologies, Inc., Series F, convertible preferred[4,5]	268,677	10,650
Total convertible stocks (cost: $10,650,000)		10,650
Short-term securities 3.77%	Principal amount (000)
Apple Inc. 0.10% due 7/17/2015[3]	$ 32,100	32,098
CAFCO, LLC 0.30% due 9/9/2015	11,200	11,196
Caterpillar Financial Services Corp. 0.10% due 7/10/2015	50,000	49,999
Coca-Cola Co. 0.11%–0.25% due 7/13/2015–7/22/2015[3]	66,900	66,897
Emerson Electric Co. 0.12% due 7/20/2015–9/17/2015[3]	41,400	41,389
Fannie Mae 0.12%–0.17% due 9/2/2015–1/4/2016	131,400	131,355
Federal Farm Credit Banks 0.10%–0.18% due 7/14/2015–1/21/2016	85,000	84,973
Federal Home Loan Bank 0.09%–0.18% due 8/3/2015–12/11/2015	241,500	241,481
General Electric Capital Corp. 0.16%–0.18% due 7/23/2015–9/24/2015	100,000	99,982
General Electric Co. 0.06% due 7/1/2015	29,800	29,800
John Deere Capital Corp. 0.12% due 7/21/2015[3]	35,000	34,997
Jupiter Securitization Co., LLC 0.32% due 11/18/2015[3]	30,000	29,958
Total short-term securities (cost: $854,032,000)		854,125
Total investment securities 99.85% (cost: $15,069,452,000)		22,592,224
Other assets less liabilities 0.15%		33,530
Net assets 100.00%		$22,625,754
American Funds Insurance Series — Growth Fund — Page 19 of 161

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,736,000, which represented .94% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $21,430,000, which represented .09% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$10,650.05%
Laricina Energy Ltd.	6/21/2011	61,323	3,370.01
KGen Power Corp.	12/19/2006	1,203	1,013.00
Total private placement securities		$ 73,176	$ 15,033.06

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Growth Fund — Page 20 of 161

International Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 90.48% Financials 18.73%	Shares	Value (000)
AIA Group Ltd.	28,908,700	$189,268
HDFC Bank Ltd.[1]	6,684,908	128,077
HDFC Bank Ltd. (ADR)	366,700	22,196
Barclays PLC	33,913,275	138,811
Prudential PLC	4,380,265	105,474
Cheung Kong Property Holdings Ltd.[1]	10,435,836	86,567
Credit Suisse Group AG	2,531,097	69,575
UBS Group AG	3,019,651	64,046
BNP Paribas SA	966,046	58,319
Sun Hung Kai Properties Ltd.	3,345,083	54,201
Commerzbank AG, non-registered shares[1]	4,107,954	52,507
UniCredit SpA[1]	6,051,905	40,651
Housing Development Finance Corp. Ltd.	1,990,000	40,514
Axis Bank Ltd.[1]	4,104,130	36,024
Kotak Mahindra Bank Ltd.	1,619,424	35,476
Henderson Land Development Co. Ltd.	5,111,095	34,979
Sberbank of Russia (ADR)	6,554,000	34,212
Ayala Land, Inc.	39,134,400	32,373
HSBC Holdings PLC (HKD denominated)	3,383,252	30,618
Siam Commercial Bank PCL	6,045,100	27,831
AEON Financial Service Co., Ltd.	975,000	27,087
Assicurazioni Generali SpA	1,100,000	19,818
ING Groep NV, depository receipts	1,183,000	19,532
Metropolitan Bank & Trust Co.	8,044,660	16,771
Société Générale	350,575	16,364
Investor AB, Class B	407,632	15,189
Standard Chartered PLC (HKD denominated)	660,000	10,720
Standard Chartered PLC	260,000	4,163
ICICI Bank Ltd.	2,900,000	14,026
AXA SA	497,312	12,547
Link Real Estate Investment Trust	2,063,732	12,087
China Overseas Land & Investment Ltd.	3,415,000	12,049
Bank of the Philippine Islands	5,405,000	11,328
RSA Insurance Group PLC	1,787,250	11,154
Bankia, SA1	8,239,309	10,453
Svenska Handelsbanken AB, Class A	690,000	10,071
Bank of Ireland[1]	22,000,000	8,891
Industrial and Commercial Bank of China Ltd., Class H	9,119,950	7,247
		1,521,216
Consumer discretionary 13.88%
Altice SA1	1,014,127	139,686
Numericable-SFR, non-registered shares[1]	2,011,856	106,639
Toyota Motor Corp.	1,380,700	92,543
Volkswagen AG, nonvoting preferred	361,062	83,726
Sands China Ltd.	16,642,000	56,035
American Funds Insurance Series — International Fund — Page 21 of 161

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC, Class A1	876,839	$47,411
Kering SA	246,661	44,040
H & M Hennes & Mauritz AB, Class B	1,132,000	43,588
Techtronic Industries Co. Ltd.	13,116,000	42,978
Li & Fung Ltd.	50,242,000	39,861
Melco Crown Entertainment Ltd. (ADR)	1,985,000	38,966
PT Surya Citra Media Tbk	176,000,000	37,952
Mahindra & Mahindra Ltd.	1,712,000	34,475
Galaxy Entertainment Group Ltd.	8,363,000	33,337
Shangri-La Asia Ltd.	20,660,571	28,839
Cie. Générale des Établissements Michelin	273,934	28,704
Hyundai Mobis Co., Ltd.	137,000	26,038
Astra International Tbk PT	41,530,000	22,038
Naspers Ltd., Class N	140,000	21,807
Global Brands Group Holding Ltd.[1]	89,100,000	18,736
Hyundai Motor Co.	151,554	18,478
Porsche Automobil Holding SE, nonvoting preferred	212,300	17,886
Kingfisher PLC	3,037,000	16,573
Genting Singapore PLC	22,971,000	15,264
SEGA SAMMY HOLDINGS INC.	1,020,000	13,335
Tata Motors Ltd.	1,865,188	12,716
Panasonic Corp.	840,500	11,548
Renault SA	109,148	11,368
Kia Motors Corp.	230,000	9,341
Industria de Diseño Textil, SA	228,000	7,411
Prada SpA	1,340,000	6,448
		1,127,767
Health care 13.52%
Novartis AG	3,589,900	353,826
Bayer AG	1,636,326	229,036
Fresenius SE & Co. KGaA	1,381,806	88,656
Grifols, SA, Class B, preferred nonvoting, non-registered shares	1,735,509	53,837
Grifols, SA, Class A, non-registered shares	440,500	17,743
Grifols, SA, Class B (ADR)	396,845	12,290
UCB SA	962,000	69,057
Novo Nordisk A/S, Class B	1,185,000	64,563
Takeda Pharmaceutical Co. Ltd.	1,051,400	50,781
Fresenius Medical Care AG & Co. KGaA	537,000	44,326
Merck KGaA	420,900	41,941
Dr. Reddy’s Laboratories Ltd.	425,461	23,781
Astellas Pharma Inc.	1,467,000	20,923
Chugai Pharmaceutical Co., Ltd.	512,000	17,675
Sysmex Corp.	90,000	5,368
OTCPharm PJSC[1]	705,600	3,158
Lupin Ltd.	43,311	1,283
Sonic Healthcare Ltd.	10,653	176
		1,098,420
Information technology 11.31%
Baidu, Inc., Class A (ADR)[1]	864,400	172,085
Tencent Holdings Ltd.	6,206,500	123,865
Samsung Electronics Co., Ltd.	103,840	118,041
Nintendo Co., Ltd.	652,500	109,137
Murata Manufacturing Co., Ltd.	464,900	81,140
American Funds Insurance Series — International Fund — Page 22 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
MediaTek Inc.	4,935,000	$67,496
Gemalto NV	741,864	66,066
ASML Holding NV	617,834	63,851
Samsung SDI Co., Ltd.	254,899	25,365
Infineon Technologies AG	1,508,440	18,717
Alibaba Group Holding Ltd. (ADR)[1]	195,800	16,108
Yandex NV, Class A1	852,600	12,977
Tech Mahindra Ltd.[1]	1,680,487	12,609
Keyence Corp.	22,100	11,929
Mail.Ru Group Ltd. (GDR)[1]	381,300	7,950
Samsung Electro-Mechanics Co., Ltd.	148,000	6,780
Delta Electronics, Inc.	918,000	4,701
		918,817
Industrials 11.26%
Airbus Group SE, non-registered shares	2,250,014	145,990
SMC Corp.	324,800	97,837
Safran SA	1,054,000	71,431
Jardine Matheson Holdings Ltd.	1,170,600	66,432
Legrand SA	1,091,500	61,281
CK Hutchison Holdings Ltd.	3,350,836	49,237
Ryanair Holdings PLC (ADR)[1]	647,400	46,192
Toshiba Corp.	12,474,000	42,910
Babcock International Group PLC	2,519,615	42,757
Bureau Veritas SA	1,596,096	36,763
Groupe Eurotunnel SE	2,450,403	35,486
KONE Oyj, Class B	757,000	30,719
China State Construction International Holdings Ltd.	13,878,000	24,993
VINCI SA	412,700	23,870
Nidec Corp.	310,000	23,215
Komatsu Ltd.	1,008,000	20,237
ASSA ABLOY AB, Class B	957,000	18,021
Deutsche Post AG	549,000	16,039
Recruit Holdings Co., Ltd.	480,000	14,649
Siemens AG	143,300	14,434
International Consolidated Airlines Group, SA (CDI)[1]	1,485,000	11,543
DP World Ltd.	500,859	10,718
easyJet PLC	424,359	10,308
		915,062
Consumer staples 4.78%
Nestlé SA	1,573,200	113,579
Pernod Ricard SA	799,200	92,306
Associated British Foods PLC	1,443,588	65,121
British American Tobacco PLC	612,000	32,839
Japan Tobacco Inc.	570,000	20,309
Indofood Sukses Makmur Tbk PT	24,400,000	12,033
Reckitt Benckiser Group PLC	119,000	10,261
Orion Corp.	10,790	10,138
Hypermarcas SA, ordinary nominative[1]	1,280,000	9,317
Tesco PLC	2,640,000	8,817
SABMiller PLC	155,400	8,067
American Funds Insurance Series — International Fund — Page 23 of 161

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates Ltd.	1,341,000	$5,163
Danone SA	5,943	384
		388,334
Materials 4.41%
Syngenta AG	186,850	75,943
Rio Tinto PLC	1,062,000	43,619
First Quantum Minerals Ltd.	3,275,000	42,819
Grasim Industries Ltd.	502,785	29,924
Grasim Industries Ltd. (GDR)[2]	131,304	7,815
BASF SE	401,500	35,281
Linde AG	137,700	26,082
CRH PLC	798,000	22,526
Fortescue Metals Group Ltd.	12,847,000	18,932
ArcelorMittal	1,846,400	17,977
Amcor Ltd.	1,240,000	13,126
Vale SA, Class A, preferred nominative (ADR)	2,265,000	11,438
Givaudan SA1	4,082	7,064
Akzo Nobel NV	73,350	5,337
		357,883
Telecommunication services 3.69%
SoftBank Corp.	2,528,500	148,939
MTN Group Ltd.	1,318,600	24,793
Idea Cellular Ltd.	8,540,304	23,624
TalkTalk Telecom Group PLC	3,543,000	21,294
Intouch Holdings PCL, nonvoting depository receipts	4,965,000	11,466
Intouch Holdings PCL	3,391,000	7,831
China Telecom Corp. Ltd., Class H	32,600,000	19,135
Bharti Airtel Ltd.	2,530,000	16,689
China Mobile Ltd.	1,016,000	13,009
KDDI Corp.	252,000	6,082
Advanced Info Service PCL	706,000	5,017
China Unicom (Hong Kong) Ltd.	944,000	1,486
		299,365
Utilities 3.65%
Power Grid Corp. of India Ltd.	62,539,040	137,148
ENN Energy Holdings Ltd.	9,758,000	58,851
Cheung Kong Infrastructure Holdings Ltd.	6,159,000	47,832
SSE PLC	1,464,853	35,353
GDF SUEZ SA	605,515	11,233
PT Perusahaan Gas Negara (Persero) Tbk	18,050,000	5,842
		296,259
Energy 3.23%
Royal Dutch Shell PLC, Class B	1,730,000	49,119
Royal Dutch Shell PLC, Class A (GBP denominated)	461,000	12,940
Oil Search Ltd.	7,640,000	42,029
BP PLC	4,373,437	28,872
BG Group PLC	1,689,344	28,123
Canadian Natural Resources, Ltd.	965,700	26,211
Tullow Oil PLC (Ireland)	3,169,000	16,915
Technip SA	226,005	13,989
Repsol, SA, non-registered shares	674,500	11,843
American Funds Insurance Series — International Fund — Page 24 of 161

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Suncor Energy Inc.	321,000	$8,841
Gazprom OJSC (ADR)	1,713,500	8,825
Eni SpA	425,000	7,543
INPEX CORP.	658,000	7,481
		262,731
Miscellaneous 2.02%
Other common stocks in initial period of acquisition		164,332
Total common stocks (cost: $6,031,206,000)		7,350,186
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		350
Total rights & warrants (cost: $370,000)		350
Bonds, notes & other debt instruments 0.93% U.S. Treasury bonds & notes 0.47% U.S. Treasury 0.47%	Principal amount (000)
U.S. Treasury 0.375% 2015[3]	$38,400	38,443
Total U.S. Treasury bonds & notes		38,443
Corporate bonds & notes 0.26% Materials 0.23%
FMG Resources 9.75% 2022[4]	17,728	18,348
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	3,000	2,730
Total corporate bonds & notes		21,078
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federal Republic of) 10.00% 2025	BRL29,000	8,068
Brazil (Federal Republic of) 6.00% 2050[5]	64,655	7,760
		15,828
Total bonds, notes & other debt instruments (cost: $74,350,000)		75,349
Short-term securities 8.65%
AstraZeneca PLC 0.11% due 8/24/2015[4]	$30,000	29,993
Bank of Montreal 0.18% due 8/13/2015	43,900	43,891
Bank of Nova Scotia 0.21% due 9/21/2015[4]	37,400	37,382
Electricité de France 0.20% due 9/2/2015[4]	21,400	21,389
Fannie Mae 0.17%–0.18% due 9/1/2015–1/4/2016	75,000	74,984
Federal Home Loan Bank 0.07%–0.14% due 7/17/2015–9/23/2015	202,700	202,697
General Electric Co. 0.06% due 7/1/2015	19,800	19,800
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/8/2015[4]	28,500	28,499
Mizuho Funding LLC 0.28% due 9/21/2015[4]	52,900	52,868
National Australia Bank Ltd. 0.19%–0.21% due 9/2/2015–9/14/2015[4]	75,500	75,481
Sumitomo Mitsui Banking Corp. 0.18% due 8/3/2015[4]	30,000	29,995
American Funds Insurance Series — International Fund — Page 25 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
Thunder Bay Funding, LLC 0.20% due 7/16/2015–9/18/2015[4]	$58,700	$58,679
Victory Receivables Corp. 0.17%–0.18% due 7/13/2015–7/17/2015[4]	27,200	27,198
Total short-term securities (cost: $702,813,000)		702,856
Total investment securities 100.06% (cost: $6,808,739,000)		8,128,741
Other assets less liabilities (0.06)%		(4,876)
Net assets 100.00%		$8,123,865
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $181,323,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/28/2015	UBS AG	$5,403	A$7,000	$11
British pounds	7/16/2015	UBS AG	$77,783	£50,000	(770)
Euros	7/15/2015	Bank of America, N.A.	$26,348	€23,445	205
Japanese yen	7/8/2015	Barclays Bank PLC	$11,428	¥1,413,000	(118)
Japanese yen	7/15/2015	UBS AG	$19,005	¥2,348,000	(184)
Japanese yen	7/24/2015	Barclays Bank PLC	$42,641	¥5,269,000	(425)
					$(1,281)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,815,000, which represented .10% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $687,000, which represented .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $382,562,000, which represented 4.71% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
American Funds Insurance Series — International Fund — Page 26 of 161

New World Fund®
Investment portfolio
June 30, 2015
unaudited
Common stocks 84.43% Information technology 15.53%	Shares	Value (000)
Alcatel-Lucent[1]	16,426,961	$59,849
Murata Manufacturing Co., Ltd.	315,300	55,030
Taiwan Semiconductor Manufacturing Co., Ltd.	9,322,000	42,449
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,263
AAC Technologies Holdings Inc.	8,054,500	45,512
Baidu, Inc., Class A (ADR)[1]	194,700	38,761
Cognizant Technology Solutions Corp., Class A1	435,000	26,574
QIWI PLC, Class B (ADR)	742,021	20,814
Google Inc., Class A1	16,900	9,127
Google Inc., Class C1	16,946	8,820
Alibaba Group Holding Ltd. (ADR)[1]	209,800	17,260
Mail.Ru Group Ltd. (GDR)[1]	813,359	16,958
MasterCard Inc., Class A	160,000	14,957
Hexagon AB, Class B	357,000	12,937
EPAM Systems, Inc.[1]	173,332	12,346
ASM Pacific Technology Ltd.	1,141,800	11,312
Tencent Holdings Ltd.	379,500	7,574
ASML Holding NV	57,000	5,891
TDK Corp.	59,000	4,517
Tech Mahindra Ltd.[1]	540,000	4,052
Marvell Technology Group Ltd.	280,000	3,692
		430,695
Financials 14.65%
ICICI Bank Ltd.	5,903,830	28,555
ICICI Bank Ltd. (ADR)	1,000,000	10,420
Citigroup Inc.	560,000	30,934
Fibra Uno Administración, SA de CV	12,586,578	29,878
Housing Development Finance Corp. Ltd.	1,353,000	27,545
American Tower Corp.	245,000	22,856
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,235
AIA Group Ltd.	3,291,600	21,550
HDFC Bank Ltd. (ADR)	208,400	12,615
HDFC Bank Ltd.[1]	390,000	7,472
China Overseas Land & Investment Ltd.	5,492,000	19,378
Kotak Mahindra Bank Ltd.	823,886	18,048
Industrial and Commercial Bank of China Ltd., Class H	22,600,000	17,960
Banco Santander, SA1	2,507,508	17,511
Capitec Bank Holdings Ltd.	385,022	15,348
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,039,000	15,225
Agricultural Bank of China Ltd., Class H1	24,315,000	13,080
AEON Financial Service Co., Ltd.	400,000	11,112
Sberbank of Russia	1,832,500	9,627
Bangkok Bank PCL, nonvoting depository receipt	1,800,000	9,486
Itaú Unibanco Holding SA, preferred nominative	725,000	7,980
IDFC Ltd.	3,300,000	7,929
American Funds Insurance Series — New World Fund — Page 27 of 161

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Co. of China, Ltd., Class H	538,000	$7,267
ACE Ltd.	54,000	5,491
Metropolitan Bank & Trust Co.	2,135,041	4,451
Prudential PLC	181,320	4,366
Sun Hung Kai Properties Ltd.	254,000	4,116
Eurobank Ergasias SA1,2	13,995,000	1,919
Banco Industrial e Comercial SA, preferred nominative	512,900	1,279
MMI Holdings Ltd.	323,208	801
Ayala Land, Inc., preference shares[1,2]	15,000,000	33
China Construction Bank Corp., Class H	535	—
		406,467
Consumer discretionary 13.99%
Naspers Ltd., Class N	395,419	61,591
Ctrip.com International, Ltd. (ADR)[1]	718,500	52,177
Domino’s Pizza, Inc.	338,000	38,329
Maruti Suzuki India Ltd.	519,500	34,264
Kroton Educacional SA, ordinary nominative	7,805,000	29,848
Toyota Motor Corp.	398,900	26,737
Arcos Dorados Holdings Inc., Class A	4,289,656	22,564
Estácio Participações SA, ordinary nominative	2,615,000	15,139
Zee Entertainment Enterprises Ltd.	2,595,000	14,992
Melco International Development Ltd.	8,839,000	12,497
JD.com, Inc., Class A (ADR)[1]	313,510	10,691
Matahari Department Store Tbk PT	8,250,000	10,241
Altice SA1	66,000	9,091
Wynn Macau, Ltd.	5,191,800	8,667
L’Occitane International SA	2,715,000	7,741
Industria de Diseño Textil, SA	200,000	6,501
Hyundai Mobis Co., Ltd.	30,000	5,702
NIKE, Inc., Class B	52,500	5,671
Twenty-First Century Fox, Inc., Class A	160,000	5,207
The Swatch Group AG, non-registered shares	8,450	3,291
The Swatch Group AG	11,600	871
OPAP SA2	433,000	3,220
Samsonite International SA	849,000	2,935
		387,967
Consumer staples 8.61%
Lenta Ltd. (GDR)[1]	3,421,224	25,488
Lenta Ltd. (GDR)[1,3]	932,100	6,944
LT Group, Inc.	104,395,900	32,229
Pernod Ricard SA	208,900	24,128
Magnit PJSC (GDR)	388,100	21,602
Shiseido Co., Ltd.	853,000	19,362
ITC Ltd.	3,715,000	18,385
Coca-Cola Co.	405,000	15,888
British American Tobacco PLC	293,000	15,722
United Breweries Ltd.	874,904	12,836
Hypermarcas SA, ordinary nominative[1]	1,300,000	9,462
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,417
Kao Corp.	175,000	8,140
Nestlé SA	73,696	5,321
Procter & Gamble Co.	60,000	4,694
Coca-Cola HBC AG (CDI)	171,241	3,681
American Funds Insurance Series — New World Fund — Page 28 of 161

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Coca-Cola Icecek AS, Class C	200,000	$3,328
SABMiller PLC	63,500	3,296
		238,923
Energy 7.64%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	6,289,853	56,923
Petróleo Brasileiro SA (Petrobras), preferred nominative[1]	563,600	2,304
Reliance Industries Ltd.	3,042,302	47,780
InterOil Corp.[1]	518,000	31,184
Royal Dutch Shell PLC, Class B	600,000	17,036
Royal Dutch Shell PLC, Class B (ADR)	95,000	5,448
Galp Energia, SGPS, SA, Class B	1,426,775	16,733
Oil Search Ltd.	2,716,613	14,944
Cobalt International Energy, Inc.[1]	869,800	8,446
Noble Energy, Inc.	134,000	5,719
Weatherford International PLC[1]	301,000	3,693
China Petroleum & Chemical Corp., Class H	1,995,000	1,722
		211,932
Health care 7.32%
Novo Nordisk A/S, Class B	1,035,600	56,424
Novartis AG	280,500	27,646
Novartis AG (ADR)	134,000	13,178
PerkinElmer, Inc.	450,000	23,688
Krka, dd, Novo mesto	232,246	16,830
Merck & Co., Inc.	260,000	14,802
Cochlear Ltd.	225,000	13,914
Thermo Fisher Scientific Inc.	107,000	13,884
AstraZeneca PLC	128,000	8,083
Hikma Pharmaceuticals PLC	170,000	5,163
Abbott Laboratories	100,000	4,908
Kalbe Farma Tbk PT	27,870,000	3,501
Grifols, SA, Class B (ADR)	36,132	1,119
		203,140
Industrials 5.26%
Cummins Inc.	252,000	33,060
Airbus Group SE, non-registered shares	431,929	28,025
ASSA ABLOY AB, Class B	992,658	18,692
Meyer Burger Technology AG1	1,361,129	11,705
Edenred SA	459,000	11,342
Gujarat Pipavav Port Ltd.[1]	3,310,000	11,326
United Technologies Corp.	63,000	6,989
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,675
Boeing Co.	45,000	6,242
Spirax-Sarco Engineering PLC	84,471	4,503
Grupo Aeroportuario del Pacífico SAB de CV	495,482	3,396
Rolls-Royce Holdings PLC[1]	221,000	3,021
OC Oerlikon Corp. AG	76,328	935
		145,911
American Funds Insurance Series — New World Fund — Page 29 of 161

unaudited
Common stocks Telecommunication services 2.95%	Shares	Value (000)
Globe Telecom, Inc.	595,090	$33,126
SoftBank Corp.	326,200	19,215
Reliance Communications Ltd.[1]	18,269,883	17,817
Orange Polska SA	5,400,000	11,719
		81,877
Materials 1.95%
Klabin SA, units	3,677,000	22,577
First Quantum Minerals Ltd.	875,900	11,452
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	10,309
L’Air Liquide SA, bonus shares[2]	45,000	5,692
LG Chem, Ltd.	15,681	3,915
		53,945
Utilities 1.60%
China Resources Gas Group Ltd.	7,498,000	22,248
Power Grid Corp. of India Ltd.	4,088,881	8,967
Cheung Kong Infrastructure Holdings Ltd.	1,020,000	7,921
ENN Energy Holdings Ltd.	848,000	5,114
		44,250
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		136,784
Total common stocks (cost: $2,063,744,000)		2,341,891
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,011
Total preferred securities (cost: $570,000)		1,011
Rights & warrants 0.96% Consumer staples 0.96%
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,3]	3,790,000	26,526
Total rights & warrants (cost: $29,038,000)		26,526
Bonds, notes & other debt instruments 6.44% Bonds & notes of governments & government agencies outside the U.S. 5.25%	Principal amount (000)
Argentina (Republic of) 7.00% 2015	$ 6,400	6,382
Argentina (Republic of) 7.00% 2017	6,770	6,516
Argentina (Republic of) 8.75% 2024[4]	1,190	1,135
Brazil (Federal Republic of) 10.00% 2017	BRL3,100	948
Brazil (Federal Republic of) 6.00% 2020[5]	9,231	1,076
Brazil (Federal Republic of) 10.00% 2025	3,000	835
Brazil (Federal Republic of) 6.00% 2045[5]	5,747	686
Brazil (Federal Republic of) 6.00% 2050[5]	1,940	233
Brazil (Federal Republic of) Global 4.25% 2025	$580	560
City of Buenos Aires Argentina 8.95% 2021[4]	855	876
Colombia (Republic of), Series B, 10.00% 2024	COP2,570,000	1,167
Colombia (Republic of), Series B, 6.00% 2028	6,420,300	2,108
American Funds Insurance Series — New World Fund — Page 30 of 161

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) Global 4.375% 2021	$1,100	$1,153
Colombia (Republic of) Global 4.00% 2024	400	399
Colombia (Republic of) Global 6.125% 2041	550	599
Colombia (Republic of) Global 5.625% 2044	200	204
Croatian Government 6.625% 2020	880	967
Croatian Government 5.50% 2023[3]	200	207
Dominican Republic 9.04% 2018[4]	131	142
Dominican Republic 7.50% 2021[4]	1,050	1,184
Dominican Republic 7.50% 2021[3,4]	1,000	1,127
Dominican Republic 5.875% 2024[4]	280	292
Dominican Republic 5.50% 2025[3]	2,520	2,539
Dominican Republic 8.625% 2027[3,4]	1,150	1,383
Dominican Republic 7.45% 2044[3]	1,225	1,344
Ghana (Republic of) 8.50% 2017	200	207
Ghana (Republic of) 7.875% 2023	3,405	3,091
Ghana (Republic of) 8.125% 2026[3,4]	975	890
Hungarian Government 4.00% 2019	200	207
Hungarian Government 6.25% 2020	2,925	3,291
Hungarian Government 6.375% 2021	1,550	1,766
Hungarian Government 5.375% 2023	640	697
India (Republic of) 8.83% 2023	INR114,800	1,897
India (Republic of) 8.60% 2028	342,700	5,588
India (Republic of) 9.20% 2030	52,300	901
Indonesia (Republic of) 5.875% 2020	$3,150	3,512
Indonesia (Republic of) 4.875% 2021[3]	3,000	3,191
Indonesia (Republic of) 4.875% 2021	605	644
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	1,125
Indonesia (Republic of) 3.75% 2022	$900	889
Indonesia (Republic of) 3.375% 2023	400	378
Indonesia (Republic of) 4.125% 2025	1,700	1,672
Indonesia (Republic of) 4.125% 2025[3]	800	787
Indonesia (Republic of) 6.625% 2037	1,050	1,192
Indonesia (Republic of) 5.25% 2042	1,100	1,063
Indonesia (Republic of) 6.75% 2044	1,045	1,215
Kenya (Republic of) 6.875% 2024[3]	4,050	4,129
Kenya (Republic of) 6.875% 2024	3,100	3,161
Morocco Government 4.25% 2022	600	613
Morocco Government 4.25% 2022[3]	250	256
Morocco Government 5.50% 2042	2,300	2,346
Nigeria (Republic of) 5.125% 2018[3]	475	479
Nigeria (Republic of) 6.75% 2021[3]	910	949
Nigeria (Republic of) 6.375% 2023	4,100	4,137
Nigeria (Republic of) 6.375% 2023[3]	235	237
Nigeria (Republic of) 14.20% 2024	NGN568,350	2,799
Panama (Republic of) Global 6.70% 2036[4]	$859	1,065
Peru (Republic of) 8.75% 2033	236	358
Peru (Republic of) 6.55% 2037[4]	782	977
Peru (Republic of) 5.625% 2050	255	286
Philippines (Republic of) 7.75% 2031	695	1,005
Polish Government 5.00% 2022	1,100	1,222
Polish Government, Series 102, 4.00% 2023	PLN700	197
Polish Government 4.00% 2024	$1,650	1,735
Slovenia (Republic of) 5.85% 2023[3]	1,400	1,591
South Africa (Republic of) 5.50% 2020	200	219
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,599
American Funds Insurance Series — New World Fund — Page 31 of 161

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of) 4.665% 2024	$950	$976
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR41,050	2,572
Turkey (Republic of) 9.00% 2016	TRY700	261
Turkey (Republic of) 4.557% 2018	$2,400	2,513
Turkey (Republic of) 4.557% 2018[3]	785	822
Turkey (Republic of) 3.50% 2019[5]	TRY1,156	396
Turkey (Republic of) 3.00% 2021[5]	2,023	544
Turkey (Republic of) 5.625% 2021	$5,900	6,389
Turkey (Republic of) 2.00% 2024[5]	TRY1,422	474
Turkey (Republic of) 9.00% 2024	4,050	1,501
Turkey (Republic of) 7.375% 2025	$2,000	2,405
Turkey (Republic of) 8.00% 2025	TRY3,750	1,296
Turkey (Republic of) 6.75% 2040	$2,000	2,307
Turkey (Republic of) 6.00% 2041	1,300	1,374
Turkey (Republic of) 4.875% 2043	600	548
United Mexican States Government, Series M, 5.00% 2017	MXN10,000	649
United Mexican States Government, Series M10, 7.75% 2017	10,000	689
United Mexican States Government 2.50% 2020[5]	55,679	681
United Mexican States Government, Series M, 6.50% 2021	24,400	1,624
United Mexican States Government, Series M20, 10.00% 2024	40,200	3,281
United Mexican States Government 4.00% 2040[5]	38,975	506
United Mexican States Government Global, Series A, 5.125% 2020	$1,830	2,023
United Mexican States Government Global, Series A, 3.625% 2022	2,100	2,135
United Mexican States Government Global, Series A, 4.00% 2023	4,200	4,322
United Mexican States Government Global 3.60% 2025	3,010	2,975
United Mexican States Government Global, Series A, 6.05% 2040	822	939
United Mexican States Government Global 5.55% 2045	2,500	2,675
Zambia (Republic of) 5.375% 2022	750	653
Zambia (Republic of) 8.50% 2024[3]	600	604
		145,759
Corporate bonds & notes 1.00% Energy 0.50%
Ecopetrol SA 5.875% 2023	180	189
Ecopetrol SA 5.875% 2045	435	386
Gazprom OJSC 6.51% 2022[3]	600	604
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,930
Petrobras Global Finance Co. 6.25% 2024	1,000	968
Petrobras Global Finance Co. 6.85% 2115	2,770	2,297
Petrobras International Finance Co. 3.875% 2016	400	402
Petróleos Mexicanos 5.50% 2021	845	919
Petróleos Mexicanos 4.875% 2022	1,435	1,496
Petróleos Mexicanos 3.50% 2023	420	399
Petróleos Mexicanos 6.50% 2041	500	526
Petróleos Mexicanos 5.50% 2044[3]	1,025	948
Petróleos Mexicanos 5.625% 2046[3]	1,010	947
PTT Exploration & Production Ltd. 5.692% 2021[3]	400	448
YPF Sociedad Anónima 8.50% 2025[3]	1,485	1,474
		13,933
American Funds Insurance Series — New World Fund — Page 32 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.21%	Principal amount (000)	Value (000)
CEZ, a s 4.25% 2022[3]	$945	$992
Comision Federal de Electricidad 6.125% 2045[3]	850	863
Eskom Holdings Ltd. 5.75% 2021[3]	2,985	2,940
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	985
		5,780
Financials 0.15%
Bank of India 3.625% 2018[3]	700	716
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,166
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,155
Magyar Export-Import Bank 4.00% 2020[3]	605	610
VEB Finance Ltd. 6.902% 2020	600	588
		4,235
Telecommunication services 0.08%
Digicel Group Ltd. 8.25% 2020[3]	600	603
Digicel Group Ltd. 6.00% 2021[3]	750	725
Digicel Group Ltd. 7.125% 2022[3]	800	754
		2,082
Industrials 0.05%
Brunswick Rail Finance Ltd. 6.50% 2017	850	484
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	314
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	660	676
		1,474
Consumer discretionary 0.01%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	109
Total corporate bonds & notes		27,613
U.S. Treasury bonds & notes 0.19% U.S. Treasury 0.19%
U.S. Treasury 2.125% 2016	$5,100	5,167
Total U.S. Treasury bonds & notes		5,167
Total bonds, notes & other debt instruments (cost: $182,121,000)		178,539
Short-term securities 8.23%
Commonwealth Bank of Australia 0.19% due 8/28/2015[3]	20,000	19,995
Fannie Mae 0.16% due 8/17/2015	21,500	21,500
Federal Home Loan Bank 0.06%–0.16% due 7/31/2015–11/16/2015	176,900	176,877
Gotham Funding Corp. 0.17% due 7/20/2015[3]	10,000	9,999
Total short-term securities (cost: $228,325,000)		228,371
Total investment securities 100.10% (cost: $2,503,798,000)		2,776,338
Other assets less liabilities (0.10)%		(2,758)
Net assets 100.00%		$2,773,580
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 33 of 161

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,226,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	7/20/2015	UBS AG	$1,014	BRL3,214	$(12)
Brazilian reais	7/24/2015	Citibank	$461	BRL1,450	(2)
Brazilian reais	8/3/2015	Citibank	$284	BRL900	(2)
Colombian pesos	7/13/2015	JPMorgan Chase	$1,281	COP3,279,400	23
Colombian pesos	7/14/2015	Citibank	$1,281	COP3,275,250	26
Colombian pesos	8/3/2015	Citibank	$278	COP725,000	1
Japanese yen	8/10/2015	Bank of America, N.A.	$1,230	¥153,000	(21)
Japanese yen	8/14/2015	UBS AG	$516	¥63,000	1
Mexican pesos	7/13/2015	UBS AG	$695	MXN10,680	16
Mexican pesos	7/20/2015	UBS AG	$3,186	MXN50,100	4
Mexican pesos	8/3/2015	HSBC Bank	$664	MXN10,400	4
South African rand	7/22/2015	Citibank	$2,155	ZAR26,500	(14)
Turkish lira	7/15/2015	UBS AG	$184	TRY500	(2)
					$22
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $52,324,000, which represented 1.89% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $99,934,000, which represented 3.60% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 161

Blue Chip Income and Growth Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 96.18% Health care 19.02%	Shares	Value (000)
Amgen Inc.	2,694,600	$413,675
Gilead Sciences, Inc.	3,192,635	373,794
AbbVie Inc.	2,814,800	189,126
Medtronic PLC	1,375,000	101,887
Bristol-Myers Squibb Co.	1,125,000	74,858
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	71,038
Novartis AG (ADR)	708,500	69,674
Abbott Laboratories	850,000	41,718
Merck & Co., Inc.	500,000	28,465
		1,364,235
Industrials 15.43%
Precision Castparts Corp.	779,000	155,699
CSX Corp.	4,096,000	133,734
Norfolk Southern Corp.	1,392,100	121,614
United Parcel Service, Inc., Class B	850,000	82,373
Boeing Co.	580,000	80,458
Union Pacific Corp.	750,000	71,527
General Electric Co.	2,400,000	63,768
General Dynamics Corp.	450,000	63,760
Cummins Inc.	473,100	62,066
Illinois Tool Works Inc.	650,000	59,664
Rockwell Automation	450,000	56,088
United Technologies Corp.	500,000	55,465
Eaton Corp. PLC	600,000	40,494
PACCAR Inc	500,000	31,905
Waste Management, Inc.	600,000	27,810
		1,106,425
Information technology 14.46%
Western Union Co.	8,225,000	167,214
Intel Corp.	5,150,000	156,637
Texas Instruments Inc.	2,630,000	135,471
Avago Technologies Ltd.	885,000	117,643
Apple Inc.	770,000	96,577
Oracle Corp.	2,395,000	96,519
Google Inc., Class C1	95,260	49,584
Google Inc., Class A1	66,760	36,053
Microsoft Corp.	1,642,600	72,521
Cisco Systems, Inc.	2,010,000	55,195
International Business Machines Corp.	330,000	53,678
		1,037,092
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 161

unaudited
Common stocks Telecommunication services 11.02%	Shares	Value (000)
Verizon Communications Inc.	7,491,339	$349,171
AT&T Inc.	7,898,000	280,537
CenturyLink, Inc.	5,475,135	160,860
		790,568
Consumer staples 9.05%
Altria Group, Inc.	3,754,000	183,608
Kraft Foods Group, Inc.	1,076,666	91,667
Philip Morris International Inc.	1,000,000	80,170
Mondelez International, Inc.	1,580,000	65,001
Kimberly-Clark Corp.	500,000	52,985
ConAgra Foods, Inc.	1,200,000	52,464
Coca-Cola Co.	1,250,000	49,038
PepsiCo, Inc.	400,000	37,336
Kellogg Co.	592,000	37,119
		649,388
Energy 6.52%
Canadian Natural Resources, Ltd.	4,524,400	122,883
Cabot Oil & Gas Corp.	3,395,000	107,078
Halliburton Co.	1,271,000	54,742
Noble Energy, Inc.	1,175,000	50,149
Exxon Mobil Corp.	546,300	45,452
Royal Dutch Shell PLC, Class B (ADR)	750,000	43,013
Kinder Morgan, Inc.	1,000,000	38,390
Baker Hughes Inc.	93,800	5,787
		467,494
Consumer discretionary 5.18%
Johnson Controls, Inc.	2,075,000	102,775
Las Vegas Sands Corp.	1,548,000	81,378
General Motors Co.	2,000,000	66,660
Priceline Group Inc.[1]	41,500	47,782
Royal Caribbean Cruises Ltd.	500,000	39,345
Wynn Resorts, Ltd.	339,900	33,538
		371,478
Financials 3.93%
JPMorgan Chase & Co.	1,190,000	80,634
American International Group, Inc.	1,146,000	70,846
KeyCorp	3,550,000	53,321
State Street Corp.	640,000	49,280
HSBC Holdings PLC (ADR)	618,749	27,726
		281,807
Utilities 3.76%
Exelon Corp.	5,913,000	185,786
Southern Co.	1,000,000	41,900
FirstEnergy Corp.	905,000	29,458
Xcel Energy Inc.	250,000	8,045
NextEra Energy, Inc.	50,000	4,902
		270,091
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 161

unaudited
Common stocks Materials 3.40%	Shares	Value (000)
Monsanto Co.	722,400	$77,001
Praxair, Inc.	375,000	44,831
Dow Chemical Co.	850,000	43,494
Vale SA, Class A, preferred nominative (ADR)	7,002,000	35,360
Celanese Corp., Series A	350,000	25,158
International Flavors & Fragrances Inc.	168,000	18,361
		244,205
Miscellaneous 4.41%
Other common stocks in initial period of acquisition		316,118
Total common stocks (cost: $5,413,034,000)		6,898,901
Short-term securities 4.03%	Principal amount (000)
Abbott Laboratories 0.12% due 9/1/2015[2]	$ 25,000	24,996
Caterpillar Financial Services Corp. 0.12% due 9/28/2015	18,900	18,894
ExxonMobil Corp. 0.11% due 9/22/2015	10,000	9,996
Fannie Mae 0.13% due 9/2/2015	32,800	32,799
Federal Home Loan Bank 0.08%–0.18% due 7/31/2015–12/11/2015	117,200	117,178
Freddie Mac 0.18% due 12/8/2015	12,000	11,995
General Electric Co. 0.06% due 7/1/2015	15,000	15,000
John Deere Capital Corp. 0.13% due 8/17/2015[2]	15,000	14,997
Jupiter Securitization Co., LLC 0.36% due 12/2/2015[2]	8,100	8,086
Qualcomm Inc. 0.10% due 8/10/2015[2]	10,000	9,998
United Technologies Corp. 0.12% due 8/3/2015[2]	24,700	24,696
Total short-term securities (cost: $288,598,000)		288,635
Total investment securities 100.21% (cost: $5,701,632,000)		7,187,536
Other assets less liabilities (0.21)%		(14,866)
Net assets 100.00%		$7,172,670
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,773,000, which represented 1.15% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 161

Global Growth and Income Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 96.98% Financials 22.55%	Shares	Value (000)
AXA SA	1,634,360	$41,233
Banco Santander, SA1	3,093,637	21,604
Banco Santander, SA (ADR)	2,000,000	14,020
CME Group Inc., Class A	365,500	34,013
JPMorgan Chase & Co.	346,800	23,499
Wells Fargo & Co.	330,000	18,559
Suncorp Group Ltd.	1,757,191	18,208
Sun Hung Kai Properties Ltd.	1,094,201	17,730
ICICI Bank Ltd. (ADR)	1,575,000	16,412
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,140,000	15,398
Iron Mountain Inc.	495,905	15,373
Crown Castle International Corp.	163,000	13,089
BNP Paribas SA	194,031	11,713
Blackstone Group LP	270,000	11,035
Metropolitan Bank & Trust Co.	4,866,190	10,145
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	9,369
Oaktree Capital Group, LLC	170,000	9,041
Brookfield Property Partners LP	400,000	8,820
Daiwa House Industry Co., Ltd.	350,000	8,159
KeyCorp	535,000	8,036
AIA Group Ltd.	1,220,000	7,987
Howard Hughes Corp.[1]	54,000	7,751
American Express Co.	92,000	7,150
Shinsei Bank, Ltd.	3,460,000	6,983
ORIX Corp.	450,000	6,696
Sumitomo Mitsui Financial Group, Inc.	150,000	6,691
Bankia, SA1	5,144,000	6,526
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	5,654
Itaú Unibanco Holding SA, preferred nominative (ADR)	500,000	5,475
HSBC Holdings PLC (GBP denominated)	600,000	5,375
Goldman Sachs Group, Inc.	25,200	5,262
Prudential PLC	200,000	4,816
PNC Financial Services Group, Inc.	50,000	4,783
East West Bancorp, Inc.	100,000	4,482
Deutsche Bank AG	131,611	3,954
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	2,793
Macquarie International Infrastructure Fund Ltd.	36,200,164	2,123
CenterState Banks, Inc.	60,945	823
		420,780
Consumer discretionary 13.34%
D.R. Horton, Inc.	1,000,000	27,360
Home Depot, Inc.	178,000	19,781
GameStop Corp., Class A	440,000	18,902
HUGO BOSS AG	150,000	16,765
Comcast Corp., Class A	255,000	15,336
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 161

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Toll Brothers, Inc.[1]	400,000	$15,276
McDonald’s Corp.	135,000	12,834
Carnival Corp., units	250,000	12,348
Amazon.com, Inc.[1]	27,000	11,720
Maruti Suzuki India Ltd.	165,000	10,883
Barratt Developments PLC	1,100,000	10,621
Daily Mail and General Trust PLC, Class A, nonvoting	695,000	10,145
ProSiebenSat.1 Media AG	190,000	9,384
Carnival PLC	165,000	8,423
Don Quijote Holdings Co., Ltd.	190,000	8,088
Liberty Global PLC, Class C1	103,008	5,215
Liberty Global PLC, Class A1	41,312	2,234
Walt Disney Co.	60,000	6,848
Toyota Motor Corp.	81,000	5,429
SES SA, Class A (FDR)	150,000	5,039
Woolworths Holdings Ltd.	518,708	4,204
OPAP SA2	555,000	4,127
Ryohin Keikaku Co., Ltd.	20,600	3,996
Las Vegas Sands Corp.	75,000	3,943
		248,901
Industrials 12.03%
United Continental Holdings, Inc.[1]	500,000	26,505
Geberit AG	60,000	20,003
Masco Corp.	700,000	18,669
Lockheed Martin Corp.	100,000	18,590
Airbus Group SE, non-registered shares	284,000	18,427
American Airlines Group Inc.	445,000	17,771
Abertis Infraestructuras, SA, Class A	969,750	15,903
Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,2]	48,487	795
Meggitt PLC	1,521,430	11,149
Rickmers Maritime[3]	55,079,492	10,633
Ryanair Holdings PLC (ADR)[1]	145,000	10,346
SECOM Co., Ltd.	135,000	8,764
United Technologies Corp.	72,000	7,987
Wolseley PLC	100,000	6,384
Spirax-Sarco Engineering PLC	96,428	5,141
Delta Air Lines, Inc.	125,000	5,135
Rolls-Royce Holdings PLC[1]	340,000	4,648
Boeing Co.	30,000	4,162
Robert Half International Inc.	75,000	4,162
Cummins Inc.	30,000	3,936
Union Pacific Corp.	34,500	3,290
ASSA ABLOY AB, Class B	108,000	2,034
		224,434
Information technology 11.03%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,290,800	60,521
Microsoft Corp.	972,000	42,914
Cisco Systems, Inc.	650,000	17,849
Avago Technologies Ltd.	125,000	16,616
ASM Pacific Technology Ltd.	1,477,000	14,634
TE Connectivity Ltd.	175,000	11,252
Nintendo Co., Ltd.	60,000	10,036
Google Inc., Class C1	10,027	5,219
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Google Inc., Class A1	7,500	$4,050
Alcatel-Lucent[1]	2,450,000	8,926
Halma PLC	610,000	7,303
Quanta Computer Inc.	2,149,910	5,087
Alibaba Group Holding Ltd. (ADR)[1]	17,000	1,399
		205,806
Health care 10.74%
Merck & Co., Inc.	763,900	43,489
Novartis AG	349,000	34,398
Vertex Pharmaceuticals Inc.[1]	238,877	29,497
UnitedHealth Group Inc.	187,100	22,826
Pfizer Inc.	451,000	15,122
Medtronic PLC	161,000	11,930
Novo Nordisk A/S, Class B	197,500	10,761
Regeneron Pharmaceuticals, Inc.[1]	18,000	9,182
Roche Holding AG	20,000	5,605
Thermo Fisher Scientific Inc.	42,000	5,450
Takeda Pharmaceutical Co. Ltd.	110,000	5,313
Bayer AG	27,000	3,779
AstraZeneca PLC	50,000	3,157
		200,509
Telecommunication services 7.92%
Orange SA	1,970,000	30,330
Globe Telecom, Inc.	440,390	24,515
TalkTalk Telecom Group PLC	3,704,000	22,261
MTN Group Ltd.	1,100,000	20,683
AT&T Inc.	525,000	18,648
KDDI Corp.	600,000	14,482
Verizon Communications Inc. (CDI)	145,105	6,779
SoftBank Corp.	106,000	6,244
TDC A/S	527,000	3,865
		147,807
Consumer staples 6.68%
British American Tobacco PLC	338,500	18,163
Philip Morris International Inc.	175,000	14,030
Procter & Gamble Co.	150,000	11,736
Imperial Tobacco Group PLC	225,000	10,843
Walgreens Boots Alliance, Inc.	123,000	10,386
Unilever NV, depository receipts	200,000	8,329
Shiseido Co., Ltd.	335,000	7,604
Alimentation Couche-Tard Inc., Class B	175,000	7,486
Hypermarcas SA, ordinary nominative[1]	810,000	5,896
Associated British Foods PLC	130,000	5,864
Nestlé SA	79,700	5,754
Seven & i Holdings Co., Ltd.	120,000	5,158
Costco Wholesale Corp.	36,606	4,944
Booker Group PLC	1,380,000	3,652
LAWSON, INC.	53,000	3,629
Avon Products, Inc.	190,000	1,189
		124,663
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 161

unaudited
Common stocks Materials 4.69%	Shares	Value (000)
Newmont Mining Corp.	1,000,000	$23,360
Dow Chemical Co.	335,000	17,142
Rio Tinto PLC	318,000	13,061
Potash Corp. of Saskatchewan Inc.	334,400	10,356
Nucor Corp.	150,000	6,611
E.I. du Pont de Nemours and Co.	75,000	4,796
Grasim Industries Ltd.	70,000	4,166
Impala Platinum Holdings Ltd.	685,648	3,060
Fletcher Building Ltd.	550,000	3,027
Cliffs Natural Resources Inc.	431,000	1,866
		87,445
Energy 3.74%
Coal India Ltd.	1,500,000	9,923
Chevron Corp.	97,000	9,358
Royal Dutch Shell PLC, Class A (ADR)	130,000	7,411
Enbridge Inc. (CAD denominated)	157,813	7,380
ConocoPhillips	75,000	4,606
Tallgrass Energy GP, LP, Class A1	140,000	4,501
Oil Search Ltd.	764,000	4,203
Galp Energia, SGPS, SA, Class B	355,000	4,163
BG Group PLC	240,000	3,995
Noble Energy, Inc.	90,000	3,841
Peyto Exploration & Development Corp.	157,000	3,838
Crescent Point Energy Corp.	180,000	3,694
WorleyParsons Ltd.	355,000	2,851
		69,764
Utilities 3.65%
Exelon Corp.	500,000	15,710
EDP - Energias de Portugal, SA	2,990,000	11,350
TerraForm Power, Inc., Class A	248,000	9,419
NRG Yield, Inc., Class A	176,800	3,888
NRG Yield, Inc., Class C	176,800	3,870
ENN Energy Holdings Ltd.	972,000	5,862
Power Assets Holdings Ltd.	640,500	5,842
PG&E Corp.	90,500	4,444
National Grid PLC	310,000	3,981
NextEra Energy Partners, LP, restricted-voting shares	94,100	3,728
		68,094
Miscellaneous 0.61%
Other common stocks in initial period of acquisition		11,451
Total common stocks (cost: $1,525,385,000)		1,809,654
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	427
Total preferred securities (cost: $256,000)		427
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 161

unaudited
Bonds, notes & other debt instruments 0.52% Corporate bonds & notes 0.27% Consumer discretionary 0.27%	Principal amount (000)	Value (000)
Royal Caribbean Cruises Ltd. 11.875% 2015	$5,100	$5,111
Total corporate bonds, notes & loans		5,111
U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%
U.S. Treasury 0.25% 2015	4,550	4,553
Total U.S. Treasury bonds & notes		4,553
Total bonds, notes & other debt instruments (cost: $9,651,000)		9,664
Short-term securities 2.35%
Fannie Mae 0.15% due 7/1/2015	9,200	9,200
General Electric Co. 0.06% due 7/1/2015	14,600	14,600
Thunder Bay Funding, LLC 0.34% due 12/4/2015[4]	20,000	19,966
Total short-term securities (cost: $43,770,000)		43,766
Total investment securities 99.87% (cost: $1,579,062,000)		1,863,511
Other assets less liabilities 0.13%		2,494
Net assets 100.00%		$1,866,005
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 161

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,087,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/10/2015	HSBC Bank	$1,069	A$1,400	$(11)
Euros	8/6/2015	Citibank	$9,446	€8,425	49
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	—[5]
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	(1)
Japanese yen	7/9/2015	Bank of America, N.A.	$162	¥20,000	(2)
Japanese yen	7/13/2015	JPMorgan Chase	$52	¥6,500	(1)
Japanese yen	7/14/2015	JPMorgan Chase	$9,577	¥1,150,000	178
Japanese yen	7/29/2015	Bank of America, N.A.	$1,942	¥238,000	(3)
Japanese yen	8/10/2015	Bank of America, N.A.	$52	¥6,500	(1)
Japanese yen	8/14/2015	UBS AG	$53	¥6,500	—[5]
					$208
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,286,000, which represented .34% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,966,000, which represented 1.07% of the net assets of the fund.
[5]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 161

Growth-Income Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 94.37% Health care 18.73%	Shares	Value (000)
Gilead Sciences, Inc.	8,080,000	$946,006
Amgen Inc.	5,000,400	767,661
Express Scripts Holding Co.[1]	2,825,309	251,283
Stryker Corp.	2,385,241	227,958
Hologic, Inc.[1]	5,661,300	215,469
Humana Inc.	997,600	190,821
Alexion Pharmaceuticals, Inc.[1]	1,045,000	188,905
UnitedHealth Group Inc.	1,518,396	185,244
Medtronic PLC	2,499,000	185,176
Illumina, Inc.[1]	847,800	185,126
Merck & Co., Inc.	3,005,380	171,096
Cardinal Health, Inc.	1,800,000	150,570
Quest Diagnostics Inc.	1,939,800	140,674
Endo International PLC[1]	1,671,000	133,095
BioMarin Pharmaceutical Inc.[1]	498,150	68,137
Pfizer Inc.	1,995,851	66,921
Thermo Fisher Scientific Inc.	485,000	62,934
Novartis AG	585,150	57,673
Bayer AG	390,000	54,588
Boston Scientific Corp.[1]	2,900,000	51,330
St. Jude Medical, Inc.	699,585	51,119
Eli Lilly and Co.	587,400	49,042
Incyte Corp.[1]	457,000	47,624
Bristol-Myers Squibb Co.	708,500	47,144
Agios Pharmaceuticals, Inc.[1]	378,000	42,011
Receptos, Inc.[1]	220,300	41,868
Abbott Laboratories	781,800	38,371
AbbVie Inc.	495,600	33,299
Edwards Lifesciences Corp.[1]	212,000	30,195
AmerisourceBergen Corp.	180,800	19,226
		4,700,566
Information technology 14.68%
Google Inc., Class A1	606,000	327,264
Google Inc., Class C1	561,336	292,181
Texas Instruments Inc.	11,155,959	574,643
Oracle Corp.	10,352,001	417,186
Microsoft Corp.	9,373,727	413,850
Intel Corp.	7,568,000	230,181
Accenture PLC, Class A	2,170,500	210,061
Yahoo! Inc.[1]	4,538,000	178,298
Apple Inc.	1,286,700	161,384
Broadcom Corp., Class A	2,714,100	139,749
Avago Technologies Ltd.	783,100	104,098
KLA-Tencor Corp.	1,400,000	78,694
Tata Consultancy Services Ltd.	1,800,000	72,106
American Funds Insurance Series — Growth-Income Fund — Page 44 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Intuit Inc.	689,400	$69,471
Automatic Data Processing, Inc.	747,300	59,956
MercadoLibre, Inc.	402,000	56,963
NetApp, Inc.	1,471,690	46,447
Tableau Software, Inc., Class A1	388,200	44,759
Visa Inc., Class A	647,600	43,486
VeriSign, Inc.[1]	692,200	42,723
Motorola Solutions, Inc.	441,200	25,298
Mobileye NV	416,800	22,161
Linear Technology Corp.	400,000	17,692
SAP SE	239,500	16,715
Nintendo Co., Ltd.	75,000	12,544
Western Union Co.	400,000	8,132
First Solar, Inc.[1]	170,000	7,987
Verint Systems Inc.	125,924	7,649
Comverse, Inc.[1]	97,000	1,948
		3,683,626
Consumer discretionary 13.28%
Amazon.com, Inc.[1]	1,454,000	631,167
Home Depot, Inc.	2,845,400	316,209
Time Warner Inc.	3,275,000	286,268
Comcast Corp., Class A	2,911,000	175,068
Comcast Corp., Class A, special nonvoting shares	1,000,000	59,940
General Motors Co.	6,952,256	231,719
Netflix, Inc.[1]	282,300	185,454
Royal Caribbean Cruises Ltd.	1,983,000	156,042
Newell Rubbermaid Inc.	3,671,300	150,927
Carnival Corp., units	2,617,200	129,264
Johnson Controls, Inc.	2,235,900	110,744
Las Vegas Sands Corp.	1,922,000	101,040
Fiat Chrysler Automobiles NV1	6,500,000	95,219
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	93,420
Daimler AG	949,800	86,447
Toyota Motor Corp.	1,050,000	70,378
Twenty-First Century Fox, Inc., Class A	2,006,200	65,292
Sirius XM Holdings Inc.[1]	17,164,000	64,022
Delphi Automotive PLC	747,500	63,605
Starbucks Corp.	1,159,600	62,172
Cedar Fair, LP	1,031,500	56,206
Viacom Inc., Class B	735,100	47,517
Marks and Spencer Group PLC	4,879,000	41,090
NIKE, Inc., Class B	202,600	21,885
Coach, Inc.	630,000	21,804
Kering SA	44,510	7,947
		3,330,846
Industrials 9.59%
General Dynamics Corp.	1,973,000	279,554
CSX Corp.	7,524,200	245,665
Union Pacific Corp.	2,387,200	227,667
Precision Castparts Corp.	1,061,813	212,225
Nielsen NV	3,601,039	161,219
Waste Management, Inc.	2,688,000	124,589
Cummins Inc.	923,600	121,167
American Funds Insurance Series — Growth-Income Fund — Page 45 of 161

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	1,372,914	$119,938
United Technologies Corp.	816,300	90,552
Rockwell Automation	692,600	86,326
Towers Watson & Co., Class A	677,802	85,267
CAE Inc.	6,800,000	80,958
3M Co.	442,700	68,309
United Parcel Service, Inc., Class B	621,400	60,220
Republic Services, Inc.	1,430,000	56,013
Siemens AG (ADR)	391,000	39,698
Siemens AG	150,000	15,109
Safran SA	709,713	48,098
Air Lease Corp., Class A1	1,265,000	42,883
General Electric Co.	1,484,000	39,430
ABB Ltd[1]	1,820,500	38,125
Boeing Co.	258,800	35,901
Chart Industries, Inc.[1]	925,000	33,069
United Continental Holdings, Inc.[1]	553,322	29,332
Lockheed Martin Corp.	109,900	20,430
Caterpillar Inc.	240,000	20,357
Schneider Electric SE	201,100	13,884
Zodiac Aerospace SA	336,300	10,948
		2,406,933
Financials 8.93%
State Street Corp.	2,980,800	229,521
Wells Fargo & Co.	4,010,900	225,573
Crown Castle International Corp.	2,682,400	215,397
Marsh & McLennan Companies, Inc.	3,426,100	194,260
JPMorgan Chase & Co.	2,559,300	173,418
Weyerhaeuser Co.[1]	3,784,541	119,213
Goldman Sachs Group, Inc.	555,000	115,878
Intercontinental Exchange, Inc.	463,533	103,651
American International Group, Inc.	1,665,000	102,930
HSBC Holdings PLC (HKD denominated)	7,317,691	66,224
HSBC Holdings PLC (ADR)	769,270	34,471
BB&T Corp.	2,215,000	89,287
Progressive Corp.	3,167,400	88,149
Barclays PLC	20,543,750	84,088
Iron Mountain Inc.	2,570,121	79,674
Aon PLC, Class A	725,700	72,338
Moody’s Corp.	447,458	48,307
U.S. Bancorp	946,000	41,056
CME Group Inc., Class A	388,400	36,144
Bank of New York Mellon Corp.	805,000	33,786
Citigroup Inc.	600,000	33,144
UBS Group AG	1,343,666	28,499
Prudential Financial, Inc.	300,000	26,256
Motors Liquidation Co. GUC Trust[1]	21,864	421
		2,241,685
Consumer staples 7.70%
Philip Morris International Inc.	4,578,330	367,045
Coca-Cola Co.	5,862,500	229,986
Altria Group, Inc.	4,050,700	198,120
CVS Health Corp.	1,670,000	175,150
American Funds Insurance Series — Growth-Income Fund — Page 46 of 161

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Herbalife Ltd.[1]	2,365,500	$130,315
Avon Products, Inc.	17,990,400	112,620
Walgreens Boots Alliance, Inc.	1,300,000	109,772
Procter & Gamble Co.	1,336,300	104,552
PepsiCo, Inc.	998,419	93,192
L’Oréal SA, bonus shares[2]	470,000	83,837
Kroger Co.	1,130,000	81,936
Mondelez International, Inc.	1,774,400	72,999
Asahi Group Holdings, Ltd.	2,122,000	67,491
Pernod Ricard SA	515,000	59,482
Reynolds American Inc.	470,000	35,090
Hypermarcas SA, ordinary nominative[1]	1,386,400	10,091
		1,931,678
Materials 6.72%
Celanese Corp., Series A	5,930,400	426,277
Dow Chemical Co.	5,113,500	261,658
Monsanto Co.	2,323,643	247,677
Mosaic Co.	2,903,500	136,029
Valspar Corp.	1,233,600	100,933
Vale SA, Class A, preferred nominative (ADR)	14,293,800	72,184
Vale SA, Class A, preferred nominative	4,190,000	20,996
Freeport-McMoRan Inc.	4,800,000	89,376
International Flavors & Fragrances Inc.	814,900	89,061
Praxair, Inc.	722,000	86,315
Rio Tinto PLC	1,742,000	71,548
Albemarle Corp.	604,822	33,429
Koninklijke DSM NV	419,424	24,315
ArcelorMittal	1,675,000	16,308
PolyOne Corp.	226,000	8,852
		1,684,958
Energy 6.49%
ConocoPhillips	3,434,460	210,910
EOG Resources, Inc.	2,214,300	193,862
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	185,340
Schlumberger Ltd.	2,055,000	177,121
Chevron Corp.	1,223,200	118,002
BP PLC	15,199,845	100,343
Veresen Inc.	5,620,000	75,998
Baker Hughes Inc.	1,197,600	73,892
Golar LNG Ltd.	1,569,000	73,429
Enbridge Inc. (CAD denominated)	1,504,034	70,337
Chesapeake Energy Corp.	5,300,000	59,201
Canadian Natural Resources, Ltd.	2,140,000	58,083
BG Group PLC	3,436,000	57,200
Halliburton Co.	1,167,800	50,297
Eni SpA	2,522,000	44,762
Tullow Oil PLC (Ireland)	6,204,000	33,114
Apache Corp.	570,000	32,849
Cobalt International Energy, Inc.[1]	1,465,200	14,227
		1,628,967
American Funds Insurance Series — Growth-Income Fund — Page 47 of 161

unaudited
Common stocks Telecommunication services 2.19%	Shares	Value (000)
Verizon Communications Inc.	9,429,701	$439,519
AT&T Inc.	2,610,000	92,707
CenturyLink, Inc.	540,000	15,865
		548,091
Utilities 1.07%
Sempra Energy	1,595,000	157,809
Exelon Corp.	2,263,650	71,124
Dominion Resources, Inc.	600,000	40,122
		269,055
Miscellaneous 4.99%
Other common stocks in initial period of acquisition		1,253,064
Total common stocks (cost: $16,787,233,000)		23,679,469
Rights & warrants 0.01% Consumer discretionary 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	85,694	2,037
General Motors Co., Series B, warrants, expire 2019[1]	85,694	1,375
Total rights & warrants (cost: $3,907,000)		3,412
Convertible stocks 0.03% Financials 0.03%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	6,264
Total convertible stocks (cost: $6,000,000)		6,264
Convertible bonds 0.13% Information technology 0.13%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.136% 2037	$ 18,020	33,292
Total convertible bonds (cost: $27,669,000)		33,292
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	14,105
Sprint Nextel Corp. 11.50% 2021	3,700	4,366
Total bonds, notes & other debt instruments (cost: $16,700,000)		18,471
Short-term securities 5.35%
Abbott Laboratories 0.12% due 8/27/2015[4]	30,000	29,995
Apple Inc. 0.12% due 8/12/2015[4]	20,000	19,997
Chevron Corp. 0.14% due 7/10/2015[4]	50,000	49,999
Ciesco LLC 0.27% due 8/7/2015	50,000	49,992
Coca-Cola Co. 0.13%–0.22% due 7/10/2015–10/20/2015[4]	90,000	89,975
Emerson Electric Co. 0.10% due 7/15/2015[4]	13,700	13,700
ExxonMobil Corp. 0.08% due 7/6/2015	22,500	22,500
American Funds Insurance Series — Growth-Income Fund — Page 48 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
Fannie Mae 0.10%–0.17% due 8/3/2015–12/1/2015	$220,000	$219,965
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–1/26/2016	504,000	503,940
Freddie Mac 0.10%–0.19% due 7/23/2015–11/16/2015	237,400	237,374
General Electric Co. 0.06% due 7/1/2015	17,800	17,800
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[4]	23,000	22,953
Procter & Gamble Co. 0.08% due 7/2/2015[4]	30,000	30,000
United Parcel Service Inc. 0.16% due 10/1/2015[4]	25,000	24,985
USAA Capital Corp. 0.10% due 7/28/2015	8,100	8,099
Total short-term securities (cost: $1,341,072,000)		1,341,274
Total investment securities 99.96% (cost: $18,182,581,000)		25,082,182
Other assets less liabilities 0.04%		9,970
Net assets 100.00%		$25,092,152
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $83,837,000, which represented .33% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $281,604,000, which represented 1.12% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$6,264.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 49 of 161

International Growth and Income Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 89.01% Financials 22.52%	Shares	Value (000)
Prudential PLC	1,107,824	$26,676
Cheung Kong Property Holdings Ltd.[1]	2,233,348	18,526
Barclays PLC	3,887,562	15,912
St. James’s Place PLC	1,048,000	14,919
BNP Paribas SA	233,700	14,108
Wharf (Holdings) Ltd.	2,071,000	13,786
Siam Commercial Bank PCL	2,936,000	13,517
bank muscat (SAOG)	7,092,750	10,134
Banco Bilbao Vizcaya Argentaria, SA	651,122	6,382
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	3,213
RioCan Real Estate Investment Trust	412,900	8,850
Credit Suisse Group AG	247,530	6,804
HSBC Holdings PLC (HKD denominated)	466,226	4,219
HSBC Holdings PLC (GBP denominated)	275,000	2,464
Japan Real Estate Investment Corp.	1,432	6,506
HDFC Bank Ltd.[1]	333,000	6,380
Assicurazioni Generali SpA	340,000	6,125
Banco Santander, SA1	859,212	6,000
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,399,000	5,274
UBS Group AG	230,000	4,878
Mitsui Fudosan Co., Ltd.	172,000	4,816
Link Real Estate Investment Trust	821,000	4,808
Toronto-Dominion Bank (CAD denominated)	113,000	4,799
Bank of Ireland[1]	11,762,000	4,753
Standard Life PLC	679,688	4,742
Bank of Montreal	75,500	4,474
Sampo Oyj, Class A	82,700	3,895
Sberbank of Russia (ADR)	580,500	3,030
Sberbank of Russia (GDR)[2]	116,832	610
Investor AB, Class B	93,600	3,488
Bank Rakyat Indonesia (Persero) Tbk PT	4,084,000	3,170
Land and Houses PCL, nonvoting depository receipt	9,108,000	2,387
Bangkok Bank PCL, nonvoting depository receipt	356,000	1,876
ING Groep NV, depository receipts	109,000	1,800
Fibra Uno Administración, SA de CV	90,900	216
		243,537
Consumer discretionary 14.54%
H & M Hennes & Mauritz AB, Class B	460,700	17,739
Kering SA	75,680	13,512
GKN PLC	1,832,000	9,629
Whitbread PLC	119,297	9,271
HUGO BOSS AG	80,420	8,988
Barratt Developments PLC	879,000	8,487
Numericable-SFR, non-registered shares[1]	157,435	8,345
L’Occitane International SA	2,840,000	8,097
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 161

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	$7,935
Porsche Automobil Holding SE, nonvoting preferred	94,000	7,919
Taylor Wimpey plc	2,255,000	6,583
Crown Resorts Ltd.	564,000	5,309
WPP PLC	221,600	4,965
Inchcape PLC	373,000	4,753
Genting Singapore PLC	7,083,000	4,707
Galaxy Entertainment Group Ltd.	1,100,000	4,385
Rightmove PLC	80,000	4,119
Liberty Global PLC, Class C1	57,700	2,922
Liberty Global PLC, Class A1	18,500	1,000
Sands China Ltd.	972,000	3,273
SJM Holdings Ltd.	2,817,000	3,053
RTL Group SA, non-registered shares	32,100	2,901
ProSiebenSat.1 Media AG	51,348	2,536
PT Surya Citra Media Tbk	11,260,000	2,428
Daimler AG	24,700	2,248
Ladbrokes PLC	842,400	1,718
Volkswagen AG, nonvoting preferred	1,873	434
		157,256
Consumer staples 11.64%
Philip Morris International Inc.	396,300	31,772
Imperial Tobacco Group PLC	338,763	16,325
Japan Tobacco Inc.	446,600	15,912
British American Tobacco PLC	292,400	15,690
CALBEE, Inc.	284,400	11,991
Nestlé SA	124,000	8,952
Glanbia PLC	428,000	8,412
Associated British Foods PLC	184,080	8,304
Pernod Ricard SA	49,250	5,688
Orion Corp.	3,000	2,819
		125,865
Utilities 9.98%
EDP - Energias de Portugal, SA	10,961,084	41,609
SSE PLC	1,194,648	28,832
Power Assets Holdings Ltd.	1,013,000	9,239
Cheung Kong Infrastructure Holdings Ltd.	702,000	5,452
ENN Energy Holdings Ltd.	858,000	5,175
National Grid PLC	335,498	4,308
Centrica PLC	1,005,219	4,166
PT Perusahaan Gas Negara (Persero) Tbk	10,961,500	3,548
Fortum Oyj	195,000	3,465
Power Grid Corp. of India Ltd.	1,000,853	2,195
		107,989
Health care 9.66%
Novartis AG	429,870	42,369
Orion Oyj, Class B	429,600	15,029
Sonic Healthcare Ltd.	618,000	10,190
Bayer AG	59,423	8,317
Fresenius SE & Co. KGaA	111,000	7,122
GlaxoSmithKline PLC	317,000	6,587
UCB SA	85,200	6,116
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 161

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Grifols, SA, Class B, preferred nonvoting, non-registered shares	166,000	$5,149
Fresenius Medical Care AG & Co. KGaA	43,100	3,558
		104,437
Industrials 5.62%
CK Hutchison Holdings Ltd.	1,283,348	18,857
ASSA ABLOY AB, Class B	620,400	11,682
Airbus Group SE, non-registered shares	104,000	6,748
Jardine Matheson Holdings Ltd.	94,200	5,346
Deutsche Post AG	141,000	4,119
AA PLC[1]	654,007	3,810
Bunzl PLC	122,752	3,352
Keppel Corp. Ltd.	464,000	2,832
BAE Systems PLC	329,655	2,337
AB Volvo, Class B	93,800	1,164
Schneider Electric SE	7,228	499
		60,746
Energy 5.04%
Royal Dutch Shell PLC, Class A (GBP denominated)	634,500	17,811
BP PLC	2,013,200	13,290
Veresen Inc.	922,000	12,468
Canadian Natural Resources, Ltd.	168,000	4,560
Suncor Energy Inc.	164,987	4,544
BG Group PLC	114,400	1,904
		54,577
Telecommunication services 4.47%
Intouch Holdings PCL, nonvoting depository receipts	2,450,000	5,658
Intouch Holdings PCL	1,983,000	4,579
China Mobile Ltd.	700,000	8,963
Advanced Info Service PCL	1,035,400	7,357
SoftBank Corp.	106,000	6,244
Singapore Telecommunications Ltd.	1,738,000	5,433
Bharti Infratel Ltd.	620,000	4,352
Mobile TeleSystems OJSC (ADR)	362,500	3,545
TeliaSonera AB	377,000	2,220
		48,351
Materials 3.02%
Fortescue Metals Group Ltd.	6,300,000	9,284
Syngenta AG	12,080	4,910
Rio Tinto PLC	115,000	4,723
Vale SA, Class A, preferred nominative (ADR)	814,185	4,112
HeidelbergCement AG	49,000	3,886
Amcor Ltd.	282,000	2,985
BASF SE	31,200	2,741
		32,641
Information technology 1.74%
Delta Electronics, Inc.	1,380,760	7,071
ASML Holding NV	51,000	5,271
MediaTek Inc.	325,000	4,445
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 161

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Yandex NV, Class A1	74,600	$1,135
Mail.Ru Group Ltd. (GDR)[1]	45,000	938
		18,860
Miscellaneous 0.78%
Other common stocks in initial period of acquisition		8,411
Total common stocks (cost: $928,253,000)		962,670
Convertible bonds 0.24% Financials 0.24%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	258
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,316
Total convertible bonds (cost: $2,818,000)		2,574
Bonds, notes & other debt instruments 1.98% Corporate bonds & notes 1.13% Materials 0.95%
First Quantum Minerals Ltd. 6.75% 2020[2]	$2,349	2,285
FMG Resources 9.75% 2022[2]	7,750	8,021
		10,306
Telecommunication services 0.11%
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,119
Financials 0.07%
Bank of Ireland 10.24% (undated)	€680	784
Total corporate bonds & notes		12,209
Bonds & notes of governments & government agencies outside the U.S. 0.85%
Colombia (Republic of), Series B, 10.00% 2024	COP4,108,700	1,865
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	511
India (Republic of) 8.60% 2028	INR302,400	4,931
United Mexican States Government, Series M, 7.75% 2031	MXN26,500	1,884
		9,191
Total bonds, notes & other debt instruments (cost: $21,814,000)		21,400
Short-term securities 9.73%
American Honda Finance Corp. 0.13% due 8/24/2015	$15,600	15,596
Fannie Mae 0.13% due 9/14/2015	13,300	13,299
Federal Home Loan Bank 0.13%–0.17% due 8/7/2015–12/9/2015	20,500	20,497
Freddie Mac 0.05% due 8/31/2015	10,000	10,000
General Electric Co. 0.06% due 7/1/2015	7,300	7,300
John Deere Capital Corp. 0.13% due 8/17/2015[2]	15,000	14,997
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
Nordea Bank AB 0.12% due 7/6/2015[2]	$15,000	$15,000
Thunder Bay Funding, LLC 0.40% due 12/17/2015[2]	8,600	8,584
Total short-term securities (cost: $105,266,000)		105,273
Total investment securities 100.96% (cost: $1,058,151,000)		1,091,917
Other assets less liabilities (0.96)%		(10,382)
Net assets 100.00%		$1,081,535
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,497,000, which represented 4.58% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
COP = Colombian pesos
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
INR = Indian rupees
MXN = Mexican pesos
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 161

Capital Income Builder®
Investment portfolio
June 30, 2015
unaudited
Common stocks 81.85% Financials 15.11%	Shares	Value (000)
Swedbank AB, Class A	109,003	$2,542
Sampo Oyj, Class A	53,677	2,528
Bank of China Ltd., Class H	3,307,000	2,150
BB&T Corp.	43,280	1,745
Wells Fargo & Co.	29,200	1,642
Mercury General Corp.	25,110	1,398
CME Group Inc., Class A	13,995	1,303
Iron Mountain Inc.	35,495	1,100
PNC Financial Services Group, Inc.	11,000	1,052
HSBC Holdings PLC (GBP denominated)	102,820	921
Aberdeen Asset Management PLC	141,600	899
Arthur J. Gallagher & Co.	18,800	889
Svenska Handelsbanken AB, Class A	58,310	851
People’s United Financial, Inc.	36,950	599
Skandinaviska Enskilda Banken AB, Class A	43,855	561
Umpqua Holdings Corp.	24,500	441
Crown Castle International Corp.	4,300	345
Prudential PLC	13,800	332
		21,298
Consumer staples 12.41%
Philip Morris International Inc.	50,875	4,079
Coca-Cola Co.	60,745	2,383
Altria Group, Inc.	48,610	2,377
Unilever PLC	48,610	2,085
Japan Tobacco Inc.	46,400	1,653
Kraft Foods Group, Inc.	11,335	965
Imperial Tobacco Group PLC	19,300	930
Diageo PLC	30,200	874
Reynolds American Inc.	10,870	811
Tate & Lyle PLC	99,100	809
Nestlé SA	5,839	422
Coca-Cola Amatil Ltd.	14,690	104
		17,492
Utilities 8.38%
SSE PLC	151,558	3,658
National Grid PLC	166,140	2,133
Fortum Oyj	54,114	962
Infratil Ltd.	418,185	894
Red Eléctrica de Corporación, SA	10,486	840
Power Assets Holdings Ltd.	88,000	803
Cheung Kong Infrastructure Holdings Ltd.	98,000	761
Duke Energy Corp.	9,300	657
American Funds Insurance Series — Capital Income Builder — Page 55 of 161

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA	169,769	$644
Snam SPA	96,967	461
		11,813
Energy 7.97%
ConocoPhillips	43,215	2,654
Kinder Morgan, Inc.	58,700	2,253
Royal Dutch Shell PLC, Class B	62,960	1,788
Exxon Mobil Corp.	16,400	1,364
Helmerich & Payne, Inc.	19,100	1,345
Enbridge Inc. (CAD denominated)	17,770	831
Crescent Point Energy Corp.	25,530	524
Eni SpA	26,766	475
		11,234
Telecommunication services 7.96%
Verizon Communications Inc.	67,451	3,144
Singapore Telecommunications Ltd.	545,700	1,706
HKT Trust and HKT Ltd., units	1,242,340	1,462
AT&T Inc.	28,180	1,001
Vodafone Group PLC	241,500	872
TDC A/S	117,814	864
NTT DoCoMo, Inc.	41,200	789
freenet AG	20,848	702
TeliaSonera AB	65,564	386
MTN Group Ltd.	9,782	184
CenturyLink, Inc.	3,765	110
		11,220
Health care 7.48%
Pfizer Inc.	99,180	3,326
AstraZeneca PLC	31,550	1,993
AstraZeneca PLC (ADR)	18,790	1,197
GlaxoSmithKline PLC	79,400	1,650
Novartis AG	14,370	1,416
Roche Holding AG	2,374	665
AbbVie Inc.	4,320	290
		10,537
Consumer discretionary 7.34%
Daimler AG	19,788	1,801
Greene King PLC	106,320	1,411
Electrolux AB, Series B	31,563	989
Las Vegas Sands Corp.	17,600	925
Marks and Spencer Group PLC	108,600	915
SES SA, Class A (FDR)	26,301	883
BCA Marketplace PLC[1]	223,000	553
BCA Marketplace PLC	43,100	107
TEGNA Inc.	19,480	625
ProSiebenSat.1 Media AG	12,206	603
Modern Times Group MTG AB, Class B	20,232	543
Bayerische Motoren Werke AG	4,511	494
American Funds Insurance Series — Capital Income Builder — Page 56 of 161

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Li & Fung Ltd.	432,000	$343
SJM Holdings Ltd.	141,000	153
		10,345
Information technology 6.49%
Microsoft Corp.	66,260	2,925
Xilinx, Inc.	29,840	1,318
VTech Holdings Ltd.	98,700	1,310
Paychex, Inc.	21,310	999
Texas Instruments Inc.	19,230	991
Ricoh Co., Ltd.	80,400	834
Taiwan Semiconductor Manufacturing Co., Ltd.	169,000	770
		9,147
Industrials 4.45%
BAE Systems PLC	210,200	1,490
Lockheed Martin Corp.	5,555	1,033
Boeing Co.	5,300	735
Edenred SA	25,083	620
Schneider Electric SE	8,094	559
Nielsen NV	12,000	537
Siemens AG	4,959	499
Sydney Airport, units	102,387	393
Safran SA	3,995	271
Air New Zealand Ltd.	80,281	139
		6,276
Materials 3.38%
Dow Chemical Co.	24,015	1,229
Amcor Ltd.	89,262	945
Givaudan SA1	434	751
LyondellBasell Industries NV	7,100	735
Nucor Corp.	13,230	583
Potash Corp. of Saskatchewan Inc.	16,900	523
		4,766
Miscellaneous 0.88%
Other common stocks in initial period of acquisition		1,236
Total common stocks (cost: $119,252,000)		115,364
Convertible stocks 0.33% Financials 0.33%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	4,700	470
Total convertible stocks (cost: $473,000)		470
Bonds, notes & other debt instruments 14.25% Mortgage-backed obligations 7.09%	Principal amount (000)
Fannie Mae 3.50% 2045[2,3]	$ 1,500	1,539
Government National Mortgage Assn. 3.50% 2045[2,3]	4,125	4,274
Government National Mortgage Assn. 4.00% 2045[2,3]	2,000	2,114
Government National Mortgage Assn. 5.616% 2059[3]	211	222
American Funds Insurance Series — Capital Income Builder — Page 57 of 161

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.81% 2060[3]	$154	$163
Government National Mortgage Assn. 5.46% 2060[3]	159	172
Government National Mortgage Assn. 4.664% 2061[3]	214	228
Government National Mortgage Assn. 4.797% 2061[3]	184	197
Government National Mortgage Assn. 6.856% 2061[3]	105	113
Government National Mortgage Assn. 4.559% 2062[3]	57	63
Government National Mortgage Assn. 4.625% 2062[3]	456	494
Government National Mortgage Assn. 4.356% 2063[3]	143	156
Government National Mortgage Assn. 4.491% 2063[3]	60	66
Government National Mortgage Assn. 4.549% 2063[3]	182	199
		10,000
Corporate bonds & notes 3.07% Financials 1.13%
American International Group, Inc. 6.40% 2020	100	119
AvalonBay Communities, Inc. 6.10% 2020	100	115
Bank of America Corp. 5.625% 2020	100	113
BB&T Corp. 6.85% 2019	100	117
Berkshire Hathaway Inc. 4.25% 2021	100	109
BNP Paribas 5.00% 2021	100	110
Developers Diversified Realty Corp. 7.875% 2020	100	122
Goldman Sachs Group, Inc., Series D, 6.00% 2020	100	114
JPMorgan Chase & Co. 6.30% 2019	100	115
JPMorgan Chase & Co. 4.25% 2020	100	107
Kimco Realty Corp. 6.875% 2019	100	117
Morgan Stanley 7.30% 2019	100	118
Morgan Stanley 5.50% 2020	100	112
Wells Fargo & Co. 5.625% 2017	100	110
		1,598
Consumer discretionary 0.59%
Comcast Corp. 5.15% 2020	100	113
Ford Motor Credit Co. 8.125% 2020	100	122
General Motors Financial Co. 4.375% 2021	100	104
Time Warner Inc. 4.05% 2023	169	173
Time Warner Inc. 3.55% 2024	132	129
Time Warner Inc. 3.60% 2025	75	73
Viacom Inc. 5.625% 2019	100	111
		825
Energy 0.38%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	110
EnLink Midstream Partners, LP 4.40% 2024	100	100
Enterprise Products Operating LLC 6.50% 2019	100	114
Kinder Morgan Energy Partners, LP 5.30% 2020	100	109
Williams Partners LP 4.125% 2020	100	104
		537
Utilities 0.33%
Entergy Corp. 5.125% 2020	100	109
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	117
NV Energy, Inc 6.25% 2020	100	116
Progress Energy, Inc. 7.05% 2019	100	116
		458
American Funds Insurance Series — Capital Income Builder — Page 58 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.24%	Principal amount (000)	Value (000)
Amerisource Bergen 4.875% 2019	$100	$110
Boston Scientific Corp. 6.00% 2020	100	113
McKesson Corp. 7.50% 2019	100	118
		341
Telecommunication services 0.16%
Verizon Communications Inc. 5.50% 2018	100	110
Verizon Communications Inc. 4.50% 2020	100	108
		218
Industrials 0.08%
Caterpillar Financial Services Corp. 7.15% 2019	100	118
Materials 0.08%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	116
Consumer staples 0.08%
Kraft Foods Inc. 6.125% 2018	100	112
Total corporate bonds & notes		4,323
U.S. Treasury bonds & notes 2.79% U.S. Treasury 2.42%
U.S. Treasury 8.00% 2021	2,500	3,409
U.S. Treasury inflation-protected securities 0.37%
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	103	108
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	454	410
		518
Total U.S. Treasury bonds & notes		3,927
Asset-backed obligations 1.30%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	106	106
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	114	114
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6,7]	182	181
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[3,5]	125	125
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[3]	475	478
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[3]	76	76
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[3]	250	252
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	500	506
		1,838
Total bonds, notes & other debt instruments (cost: $20,164,000)		20,088
Short-term securities 9.15%
Abbott Laboratories 0.12% due 7/20/2015[5]	900	900
Emerson Electric Co. 0.12% due 7/21/2015[5]	1,000	1,000
Federal Home Loan Bank 0.06% due 7/17/2015–8/21/2015	4,200	4,200
Freddie Mac 0.07% due 9/8/2015	2,800	2,800
American Funds Insurance Series — Capital Income Builder — Page 59 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 0.06% due 7/1/2015	$2,000	$2,000
John Deere Financial Ltd. 0.12% due 7/7/2015[5]	2,000	2,000
Total short-term securities (cost: $12,899,000)		12,900
Total investment securities 105.58% (cost: $152,788,000)		148,822
Other assets less liabilities (5.58)%		(7,866)
Net assets 100.00%		$140,956
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,139,000, which represented 2.94% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $181,000, which represented .13% of the net assets of the fund.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$182	$181.13%

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
TBA = To be announced
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 60 of 161

Asset Allocation Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 67.38% Information technology 12.20%	Shares	Value (000)
Microsoft Corp.	15,325,000	$676,599
ASML Holding NV (New York registered)	2,182,000	227,212
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,500,000	215,745
Intel Corp.	6,815,000	207,278
VeriSign, Inc.[1]	2,675,000	165,101
Texas Instruments Inc.	3,000,000	154,530
KLA-Tencor Corp.	2,500,000	140,525
Cisco Systems, Inc.	4,000,000	109,840
Autodesk, Inc.[1]	2,000,000	100,150
AAC Technologies Holdings Inc.	16,000,000	90,408
Google Inc., Class A1	60,000	32,402
Google Inc., Class C1	60,164	31,316
Amphenol Corp., Class A	350,000	20,289
Analog Devices, Inc.	300,000	19,256
		2,190,651
Consumer discretionary 11.03%
Comcast Corp., Class A	7,040,000	423,385
Amazon.com, Inc.[1]	765,000	332,079
Home Depot, Inc.	2,405,000	267,268
Twenty-First Century Fox, Inc., Class A	5,850,000	190,388
Walt Disney Co.	1,150,000	131,261
VF Corp.	1,800,000	125,532
General Motors Co.	3,500,000	116,655
NIKE, Inc., Class B	1,040,000	112,341
Hasbro, Inc.	1,200,000	89,748
Johnson Controls, Inc.	1,120,000	55,474
Gentex Corp.	1,533,307	25,177
Naspers Ltd., Class N	140,000	21,807
Target Corp.	250,000	20,407
MGM Resorts International[1]	1,100,000	20,075
Time Warner Inc.	200,000	17,482
CBS Corp., Class B	315,000	17,482
Cooper-Standard Holdings Inc.[1]	208,685	12,828
Revel AC, Inc.[1,2,3]	91,401	—
		1,979,389
Financials 9.43%
JPMorgan Chase & Co.	4,825,000	326,942
ACE Ltd.	2,620,000	266,402
Citigroup Inc.	2,750,000	151,910
First Republic Bank	2,200,000	138,666
PNC Financial Services Group, Inc.	1,200,000	114,780
Capital One Financial Corp.	1,200,000	105,564
Marsh & McLennan Companies, Inc.	1,740,000	98,658
Goldman Sachs Group, Inc.	450,000	93,955
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 161

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Bank of America Corp.	5,000,000	$85,100
American Express Co.	1,050,000	81,606
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	66,675
Allstate Corp.	1,000,000	64,870
Arch Capital Group Ltd.[1]	860,000	57,586
Moody’s Corp.	165,798	17,900
American Tower Corp.	150,000	13,993
Bankia, SA1	7,100,000	9,008
		1,693,615
Health care 8.72%
Merck & Co., Inc.	5,850,000	333,040
Incyte Corp.[1]	2,000,000	208,420
UnitedHealth Group Inc.	1,675,000	204,350
Johnson & Johnson	2,075,000	202,229
Humana Inc.	1,019,000	194,914
Pfizer Inc.	4,910,000	164,632
Roche Holding AG	400,000	112,092
Thermo Fisher Scientific Inc.	785,000	101,862
Express Scripts Holding Co.[1]	275,000	24,459
PerkinElmer, Inc.	300,000	15,792
Rotech Healthcare Inc.[1,3]	184,138	2,670
		1,564,460
Industrials 8.69%
Lockheed Martin Corp.	2,115,000	393,178
Boeing Co.	1,720,000	238,598
Robert Half International Inc.	2,200,000	122,100
Nielsen NV	2,500,000	111,925
Rockwell Collins, Inc.	1,180,000	108,973
Danaher Corp.	1,220,000	104,420
General Electric Co.	3,500,000	92,995
Fastenal Co.	2,000,000	84,360
Parker-Hannifin Corp.	700,000	81,431
United Technologies Corp.	515,000	57,129
Precision Castparts Corp.	260,000	51,966
Cummins Inc.	330,000	43,293
Rockwell Automation	165,000	20,566
ASSA ABLOY AB, Class B	900,000	16,947
Rolls-Royce Holdings PLC[1]	1,100,000	15,037
Waste Connections, Inc.	275,000	12,958
CEVA Group PLC[1,3,4]	6,143	4,545
Atrium Corp.[1,3,4]	535	1
		1,560,422
Energy 5.81%
Weatherford International PLC[1]	15,000,000	184,050
Noble Energy, Inc.	3,700,000	157,916
Chevron Corp.	1,625,000	156,764
Concho Resources Inc.[1]	1,288,816	146,744
Schlumberger Ltd.	1,020,000	87,914
Kinder Morgan, Inc.	2,150,000	82,538
ConocoPhillips	965,000	59,261
Denbury Resources Inc.	8,000,000	50,880
Enbridge Inc.	875,450	40,962
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 161

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Transocean Ltd.[1]	2,000,000	$32,240
Royal Dutch Shell PLC, Class B (ADR)	440,000	25,234
FMC Technologies, Inc.[1]	433,300	17,978
		1,042,481
Consumer staples 4.83%
Philip Morris International Inc.	2,850,000	228,485
Unilever NV	3,445,000	144,139
Coca-Cola Co.	3,440,000	134,951
Nestlé SA	1,310,000	94,577
Kraft Foods Group, Inc.	970,000	82,586
Procter & Gamble Co.	770,000	60,245
Colgate-Palmolive Co.	920,000	60,177
Herbalife Ltd.[1]	400,000	22,036
Shiseido Co., Ltd.	950,000	21,564
Altria Group, Inc.	375,000	18,341
		867,101
Materials 4.17%
FMC Corp.	3,350,000	176,042
LyondellBasell Industries NV	1,500,000	155,280
Dow Chemical Co.	2,500,000	127,925
Monsanto Co.	900,000	95,931
Nucor Corp.	1,500,000	66,105
Potash Corp. of Saskatchewan Inc.	1,808,800	56,019
E.I. du Pont de Nemours and Co.	790,700	50,565
Praxair, Inc.	177,700	21,244
		749,111
Telecommunication services 0.70%
Verizon Communications Inc.	1,565,000	72,945
AT&T Inc.	1,500,000	53,280
		126,225
Miscellaneous 1.80%
Other common stocks in initial period of acquisition		322,835
Total common stocks (cost: $8,658,456,000)		12,096,290
Rights & warrants 0.00% Consumer discretionary 0.00%
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	—
Total rights & warrants (cost: $7,911,000)		—
Convertible stocks 0.06% Industrials 0.06%
CEVA Group PLC, Series A-1, 3.289% convertible preferred[3]	6,267	6,267
CEVA Group PLC, Series A-2, 2.289% convertible preferred[2,3]	5,998	4,439
Total convertible stocks (cost: $15,028,000)		10,706
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 161

unaudited
Bonds, notes & other debt instruments 24.75% U.S. Treasury bonds & notes 10.86% U.S. Treasury 8.87%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$ 124,000	$124,025
U.S. Treasury 1.375% 2015	30,000	30,163
U.S. Treasury 1.50% 2016[5]	137,000	138,600
U.S. Treasury 2.00% 2016	10,500	10,614
U.S. Treasury 7.25% 2016	2,000	2,121
U.S. Treasury 0.625% 2018	138,000	136,682
U.S. Treasury 1.125% 2018	5,000	5,017
U.S. Treasury 3.50% 2018	20,000	21,348
U.S. Treasury 1.50% 2019	400,000	403,468
U.S. Treasury 1.50% 2019	59,000	58,965
U.S. Treasury 1.625% 2019	30,000	30,242
U.S. Treasury 1.75% 2019	21,000	21,236
U.S. Treasury 1.25% 2020	347,000	342,149
U.S. Treasury 1.25% 2020	48,000	47,257
U.S. Treasury 1.375% 2020	8,500	8,411
U.S. Treasury 1.50% 2020	9,000	8,943
U.S. Treasury 2.25% 2024	8,000	7,933
U.S. Treasury 2.375% 2024	70,000	70,243
U.S. Treasury 4.75% 2041	15,000	19,463
U.S. Treasury 3.125% 2043	40,500	40,374
U.S. Treasury 3.375% 2044	7,000	7,319
U.S. Treasury 2.50% 2045	9,000	7,887
U.S. Treasury 3.00% 2045	51,000	49,759
		1,592,219
U.S. Treasury inflation-protected securities 1.99%
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	180,954	181,401
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	152,520	159,410
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	18,170	16,412
		357,223
Total U.S. Treasury bonds & notes		1,949,442
Corporate bonds & notes 7.86% Financials 1.42%
ACE INA Holdings Inc. 3.15% 2025	3,255	3,179
American Campus Communities, Inc. 3.75% 2023	2,000	1,965
American Campus Communities, Inc. 4.125% 2024	2,835	2,835
American International Group, Inc. 3.875% 2035	4,000	3,626
Bank of America Corp., Series L, 2.65% 2019	3,500	3,542
Bank of America Corp. 4.00% 2024	5,500	5,599
Bank of Nova Scotia 2.55% 2017	6,000	6,130
Barclays Bank PLC 3.65% 2025	3,960	3,754
BB&T Corp. 2.45% 2020	6,000	6,012
BPCE SA group 4.00% 2024	1,775	1,817
BPCE SA group 4.625% 2024[4]	2,400	2,348
BPCE SA group 5.15% 2024[4]	2,955	2,999
Brandywine Operating Partnership, LP 3.95% 2023	380	377
CIT Group Inc. 3.875% 2019	12,735	12,671
Citigroup Inc. 3.30% 2025	3,000	2,886
Communications Sales & Leasing, Inc. 6.00% 2023[4]	1,300	1,275
Communications Sales & Leasing, Inc. 8.25% 2023[4]	1,275	1,257
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[7,8,9]	2,025	1,987
Corporate Office Properties LP 5.25% 2024	3,595	3,679
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$1,770	$1,775
Credit Agricole SA 4.375% 2025[4]	1,620	1,555
Credit Suisse Group AG 1.70% 2018	4,000	3,985
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[4]	2,000	1,925
Crescent Resources 10.25% 2017[4]	2,050	2,183
DDR Corp. 3.625% 2025	1,135	1,090
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,794
Essex Portfolio L.P. 3.875% 2024	2,115	2,141
Essex Portfolio L.P. 3.50% 2025	4,420	4,283
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,009
Goldman Sachs Group, Inc. 2.60% 2020	3,320	3,303
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,007
Hospitality Properties Trust 6.30% 2016	3,000	3,063
Hospitality Properties Trust 6.70% 2018	6,540	7,095
HSBC Holdings PLC 4.25% 2024	3,000	3,031
Icahn Enterprises Finance Corp. 3.50% 2017	8,825	8,902
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,153
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,569
iStar Financial Inc. 4.00% 2017	7,275	7,175
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,543
JPMorgan Chase & Co. 1.35% 2017	1,515	1,516
JPMorgan Chase & Co. 3.25% 2022	3,000	2,980
JPMorgan Chase & Co. 3.125% 2025	2,200	2,100
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,184
Kimco Realty Corp. 6.875% 2019	2,375	2,775
Kimco Realty Corp. 3.125% 2023	2,820	2,701
Lloyds Banking Group PLC 2.30% 2018	1,810	1,831
Lloyds Banking Group PLC 4.50% 2024	6,000	6,006
MetLife, Inc. 4.05% 2045	3,760	3,449
Morgan Stanley, Series F, 3.875% 2024	9,500	9,598
Morgan Stanley 4.30% 2045	2,695	2,515
Ocwen Financial Corp. 7.125% 2019[4]	2,725	2,562
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,470
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,064
Prudential Financial, Inc. 3.50% 2024	6,000	5,939
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,029
Rabobank Nederland 4.625% 2023	4,640	4,789
Realogy Corp. 4.50% 2019[4]	8,925	9,061
Realogy Corp. 5.25% 2021[4]	1,500	1,524
Realogy Corp., LOC, 4.40% 2016[7,8,9]	378	374
Scentre Group 3.25% 2025[4]	2,870	2,737
Scentre Group 3.50% 2025[4]	3,970	3,898
Toronto-Dominion Bank 2.25% 2019	5,000	5,021
US Bancorp. 3.70% 2024	7,000	7,245
Wells Fargo & Co. 2.125% 2019	9,000	9,034
Wells Fargo & Co. 3.30% 2024	6,000	5,906
		254,827
Health care 1.39%
AbbVie Inc. 3.20% 2022	1,670	1,654
AbbVie Inc. 4.50% 2035	4,115	4,027
AbbVie Inc. 4.40% 2042	2,035	1,926
Actavis Funding SCS 3.45% 2022	4,150	4,113
Amgen Inc. 2.70% 2022	3,400	3,289
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxalta Inc. 2.875% 2020[4]	$5,405	$5,398
Baxalta Inc. 5.25% 2045[4]	920	924
Bayer AG 2.375% 2019[4]	2,750	2,759
Boston Scientific Corp. 3.85% 2025	8,000	7,766
Celgene Corp. 3.625% 2024	3,000	3,002
Celgene Corp. 4.625% 2044	1,000	954
Centene Corp. 4.75% 2022	5,310	5,496
ConvaTec Finance International SA 8.25% 2019[4,10]	5,600	5,523
DaVita HealthCare Partners Inc. 5.00% 2025	3,275	3,160
DJO Finance LLC 10.75% 2020[4]	2,835	2,920
DJO Finco Inc. 8.125% 2021[4]	5,960	6,154
EMD Finance LLC 3.25% 2025[4]	8,000	7,762
Gilead Sciences, Inc. 3.05% 2016	4,300	4,424
HCA Inc. 3.75% 2019	5,540	5,595
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	3,075	3,078
inVentiv Health Inc. 9.00% 2018[4]	5,900	6,162
inVentiv Health Inc. 11.00% 2018[4]	4,776	4,609
inVentiv Health Inc. 11.00% 2018[4]	3,010	2,920
inVentiv Health Inc. 12.00% 2018[4,10]	10,335	10,263
Jaguar Holding Co. 9.375% 2017[4,10]	690	706
Kindred Healthcare, Inc. 8.00% 2020[4]	1,225	1,314
Kinetic Concepts, Inc. 10.50% 2018	15,490	16,575
Kinetic Concepts, Inc. 12.50% 2019	7,235	7,832
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,628
Mallinckrodt PLC 4.875% 2020[4]	1,920	1,961
McKesson Corp. 3.796% 2024	3,500	3,542
Medtronic, Inc. 4.375% 2035[4]	2,710	2,686
Medtronic, Inc. 4.625% 2045[4]	2,885	2,917
Multiplan Inc., Term Loan B, 3.75% 2021[7,8,9]	8,312	8,282
Novartis Capital Corp. 3.40% 2024	3,660	3,716
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	4,614	4,529
Pfizer Inc. 4.40% 2044	3,000	2,956
PRA Holdings, Inc. 9.50% 2023[4]	1,380	1,549
Quintiles Transnational Corp. 4.875% 2023[4]	1,075	1,083
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,064
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,7,8,9,10]	5,398	5,371
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,7,8,9]	3,046	3,031
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,7,8,9]	2,400	2,388
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,240	5,345
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,246
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,702
Tenet Healthcare Corp. 6.75% 2023[4]	1,485	1,517
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	3,996
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,078
VPI Escrow Corp. 6.75% 2018[4]	8,150	8,563
VPI Escrow Corp. 6.375% 2020[4]	8,455	8,925
VRX Escrow Corp. 6.125% 2025[4]	5,125	5,292
VWR Funding, Inc. 7.25% 2017	9,195	9,528
Zimmer Holdings, Inc. 3.15% 2022	6,015	5,920
		249,120
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 1.05%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[4]	$4,600	$1,173
Alpha Natural Resources, Inc. 7.50% 2020[4]	2,719	693
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	4,225	3,293
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	1,475	811
American Energy (Permian Basin) 7.125% 2020[4]	1,450	1,001
American Energy (Permian Basin) 7.375% 2021[4]	1,325	907
APT Pipelines Ltd. 4.20% 2025[4]	7,000	6,849
Bonanza Creek Energy, Inc. 6.75% 2021	950	905
Bonanza Creek Energy, Inc. 5.75% 2023	1,475	1,331
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,229
Cenovus Energy Inc. 3.80% 2023	3,970	3,924
Chesapeake Energy Corp. 4.875% 2022	1,975	1,728
Columbia Pipeline Partners LP 3.30% 2020[4]	1,310	1,315
CONSOL Energy Inc. 5.875% 2022	1,050	897
Denbury Resources Inc. 4.625% 2023	2,500	2,106
Devon Energy Corp. 5.00% 2045	6,590	6,507
Diamond Offshore Drilling, Inc. 4.875% 2043	4,500	3,579
Ecopetrol SA 5.375% 2026	4,230	4,193
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,097
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,240
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,322
Enbridge Inc. 4.00% 2023	8,500	8,281
Energy Transfer Partners, LP 4.15% 2020	3,500	3,598
Energy Transfer Partners, LP 4.75% 2026	3,500	3,457
EnLink Midstream Partners, LP 4.15% 2025	5,580	5,457
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,844
Ensco PLC 5.75% 2044	2,090	1,863
Enterprise Products Operating LLC 5.20% 2020	1,710	1,904
Enterprise Products Operating LLC 3.90% 2024	2,000	2,009
Enterprise Products Operating LLC 4.90% 2046	3,970	3,746
EP Energy Corp. 6.375% 2023[4]	1,475	1,484
Exxon Mobil Corp. 1.912% 2020	5,000	4,969
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,980
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,708
Kinder Morgan, Inc. 3.05% 2019	2,520	2,518
NGL Energy Partners LP 6.875% 2021	1,575	1,646
NGPL PipeCo LLC 7.119% 2017[4]	1,000	1,030
NGPL PipeCo LLC 9.625% 2019[4]	4,640	4,721
Noble Corp PLC 5.95% 2025	450	444
Noble Corp PLC 6.95% 2045	2,025	1,865
Oasis Petroleum Inc. 6.875% 2022	2,725	2,780
PDC Energy Inc. 7.75% 2022	1,825	1,916
Peabody Energy Corp. 6.00% 2018	25,585	12,409
Peabody Energy Corp. 6.25% 2021	3,675	1,250
Petróleos Mexicanos 3.50% 2023	7,000	6,656
Petróleos Mexicanos 5.625% 2046[4]	2,890	2,709
QGOG Constellation SA 6.25% 2019[4]	850	625
Rice Energy Inc. 6.25% 2022	1,975	1,970
Rice Energy Inc. 7.25% 2023[4]	525	541
Sabine Pass Liquefaction, LLC 5.625% 2021	700	718
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	1,300	1,292
SandRidge Energy, Inc. 8.75% 2020[4]	1,625	1,501
SandRidge Energy, Inc. 7.50% 2023	3,613	1,545
Shell International Finance BV 3.25% 2025	5,785	5,732
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
SM Energy Co. 5.625% 2025	$1,100	$1,092
Southwestern Energy Co. 4.95% 2025	3,240	3,275
Statoil ASA 2.75% 2021	1,925	1,923
Statoil ASA 3.25% 2024	2,850	2,835
Statoil ASA 4.25% 2041	2,000	1,950
StatoilHydro ASA 1.80% 2016	4,000	4,043
Targa Resources Corp. 4.125% 2019[4]	1,575	1,567
Teekay Corp. 8.50% 2020	5,680	6,347
Tesoro Logistics LP 5.50% 2019[4]	1,200	1,251
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,260
Williams Partners LP 4.00% 2021	195	197
Williams Partners LP 4.50% 2023	5,000	5,042
Williams Partners LP 3.90% 2025	2,500	2,351
Williams Partners LP 5.40% 2044	385	352
Williams Partners LP 5.10% 2045	2,305	2,037
		188,790
Telecommunication services 0.83%
Altice Financing SA 6.625% 2023[4]	1,875	1,866
AT&T Inc. 3.40% 2025	5,000	4,757
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,722
France Télécom 4.125% 2021	5,000	5,290
Frontier Communications Corp. 8.125% 2018	7,200	7,830
Intelsat Jackson Holding Co. 7.25% 2020	3,400	3,375
Intelsat Jackson Holding Co. 6.625% 2022	13,500	12,437
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,235
LightSquared, Term Loan, 9.00% 2015[3,7,8,9,10]	5,782	5,864
LightSquared, Term Loan, 9.00% 2015[3,7,8,9,10]	2,186	2,186
MetroPCS Wireless, Inc. 6.25% 2021	6,775	6,961
MetroPCS Wireless, Inc. 6.625% 2023	8,350	8,694
Numericable Group SA 4.875% 2019[4]	17,400	17,270
Orange SA 5.50% 2044	3,000	3,145
SoftBank Corp. 4.50% 2020[4]	3,850	3,874
Sprint Nextel Corp. 7.00% 2020	9,125	9,079
Sprint Nextel Corp. 11.50% 2021	3,700	4,366
Sprint Nextel Corp. 7.875% 2023	8,925	8,724
T-Mobile US, Inc. 6.542% 2020	4,125	4,329
Trilogy International Partners, LLC 10.25% 2016[4]	10,500	10,428
Verizon Communications Inc. 3.00% 2021	1,876	1,851
Verizon Communications Inc. 5.15% 2023	1,124	1,234
Verizon Communications Inc. 4.522% 2048[4]	2,364	2,091
Wind Acquisition SA 4.75% 2020[4]	8,575	8,521
Wind Acquisition SA 7.375% 2021[4]	7,800	7,907
		149,036
Industrials 0.81%
ADT Corp. 4.125% 2019	5,900	6,018
Altegrity, Inc. 9.50% 2019[4]	4,300	4,074
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	14,859
Atlas Copco AB 5.60% 2017[4]	2,750	2,959
Builders Firstsource 7.625% 2021[4]	3,375	3,510
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,178
Cenveo, Inc. 6.00% 2019[4]	1,055	997
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	650	610
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	$934	$876
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	677	635
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	117	109
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	25	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	4	5
DAE Aviation Holdings, Inc. 10.00% 2023[4]	2,025	1,998
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 6.25% 2018[7,8,9]	589	591
Euramax International, Inc. 9.50% 2016	7,390	7,316
General Electric Co. 2.70% 2022	6,535	6,393
General Electric Co. 4.125% 2042	2,500	2,402
Hardwoods Acquisition Inc 7.50% 2021[4]	3,150	3,055
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[3,7,8,9,11]	267	253
HD Supply, Inc. 11.50% 2020	7,560	8,770
HD Supply, Inc. 5.25% 2021[4]	1,675	1,704
HDTFS Inc. 5.875% 2020	650	661
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	6,766	6,794
KLX Inc. 5.875% 2022[4]	2,585	2,623
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	7,000	6,921
Navios Maritime Holdings Inc. 7.375% 2022[4]	6,125	5,329
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	2,205
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,675	1,673
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,550	4,613
Nortek Inc. 8.50% 2021	7,845	8,414
Ply Gem Industries, Inc. 6.50% 2022	6,175	6,121
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,285
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	5,051
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	2,010
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,776
R.R. Donnelley & Sons Co. 6.50% 2023	210	218
Siemens AG 2.90% 2022[4]	7,000	6,911
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	5,550	5,161
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,9]	46	50
US Investigations Services, Inc. 13.00% 2020[3,4,10,11]	3,668	2,017
US Investigations Services, Inc. 14.00% 2020[3,4,10,11]	252	139
US Investigations Services, Inc. 15.00% 2021[3,4,10,11]	873	79
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[3,8,9,10]	880	880
		146,269
Materials 0.66%
ArcelorMittal 6.25% 2021	4,050	4,258
ArcelorMittal 6.125% 2025	700	700
ArcelorMittal 7.50% 2041	7,090	6,984
Chemours Co. 6.625% 2023[4]	2,765	2,686
Chemours Co. 7.00% 2025[4]	1,155	1,123
Cliffs Natural Resources Inc. 8.25% 2020[4]	1,975	1,876
Eastman Chemical Co. 2.70% 2020	7,000	6,991
Ecolab Inc. 3.00% 2016	2,545	2,605
First Quantum Minerals Ltd. 6.75% 2020[4]	9,927	9,654
First Quantum Minerals Ltd. 7.00% 2021[4]	10,752	10,335
First Quantum Minerals Ltd. 7.25% 2022[4]	2,800	2,681
FMG Resources 9.75% 2022[4]	16,725	17,310
Georgia Gulf Corp. 4.625% 2021	1,000	974
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	6,995
Holcim Ltd. 5.15% 2023[4]	6,165	6,757
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
International Paper Co. 7.30% 2039	$2,005	$2,454
JMC Steel Group Inc. 8.25% 2018[4]	8,800	8,085
Reynolds Group Inc. 5.75% 2020	15,670	16,101
Ryerson Inc. 9.00% 2017	1,100	1,111
Ryerson Inc. 11.25% 2018	3,325	3,375
Walter Energy, Inc. 9.50% 2019[4]	9,300	5,138
		118,193
Consumer discretionary 0.56%
Amazon.com, Inc. 4.80% 2034	6,000	5,961
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	11,175	11,141
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,610	1,684
Comcast Corp. 5.65% 2035	1,750	1,980
Comcast Corp. 4.75% 2044	3,500	3,548
Cumulus Media Holdings Inc. 7.75% 2019	2,265	2,087
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	5,957
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,515	2,484
DISH DBS Corp. 4.25% 2018	13,275	13,540
DISH DBS Corp. 5.125% 2020	2,100	2,129
Ford Motor Credit Co. 2.597% 2019	3,000	2,979
Ford Motor Credit Co. 3.219% 2022	6,000	5,935
Gannett Co., Inc. 4.875% 2021[4]	1,255	1,249
General Motors Co. 5.20% 2045	5,000	4,976
General Motors Financial Co. 3.45% 2022	3,625	3,550
Home Depot, Inc. 2.625% 2022	5,500	5,416
iHeartCommunications, Inc. 10.625% 2023[4]	2,440	2,318
MGM Resorts International 8.625% 2019	3,475	3,944
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,625	1,722
PETsMART, Inc. 7.125% 2023[4]	750	787
Sotheby’s Holdings, Inc. 5.25% 2022[4]	825	813
Stackpole Intl. 7.75% 2021[4]	610	604
Time Warner Inc. 3.60% 2025	3,500	3,406
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,093
Wynn Macau, Ltd. 5.25% 2021[4]	5,000	4,750
ZF Friedrichshafen AG 4.50% 2022[4]	1,050	1,036
ZF Friedrichshafen AG 4.75% 2025[4]	1,045	1,018
		100,107
Utilities 0.52%
American Electric Power Co. 2.95% 2022	4,020	3,903
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,240
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,042
CMS Energy Corp. 8.75% 2019	2,000	2,465
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	4,310	4,279
Dominion Gas Holdings LLC 2.50% 2019	2,450	2,476
Duke Energy Progress Inc. 4.15% 2044	3,020	2,914
Dynegy Finance Inc. 7.375% 2022[4]	1,025	1,079
EDP Finance BV 4.125% 2020[4]	6,000	6,070
Electricité de France SA 6.95% 2039[4]	4,000	5,191
Exelon Corp. 3.95% 2025	2,780	2,798
MidAmerican Energy Co. 5.95% 2017	1,375	1,500
MidAmerican Energy Co. 2.40% 2019	1,500	1,523
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,039
Northern States Power Co. 4.125% 2044	6,000	5,884
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NRG Energy, Inc. 6.25% 2022	$1,525	$1,555
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,213
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,139
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,309
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,220
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,395
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,910
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,458
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,052
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,209
Puget Sound Energy, Inc., First Lien, 3.65% 2025[4]	3,135	3,070
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,539
Tampa Electric Co. 4.35% 2044	3,805	3,822
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,9]	380	400
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,978
		92,672
Information technology 0.32%
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,015	1,077
Alcatel-Lucent USA Inc. 8.875% 2020[4]	6,990	7,628
First Data Corp. 8.25% 2021[4]	875	925
First Data Corp. 11.75% 2021	6,260	7,058
First Data Corp. 12.625% 2021	1,000	1,158
Freescale Semiconductor, Inc. 5.00% 2021[4]	8,250	8,497
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,250	10,891
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	1,970	1,974
Harris Corp. 5.054% 2045	1,830	1,744
Oracle Corp. 2.50% 2022	7,500	7,282
SRA International, Inc. 11.00% 2019	3,865	4,116
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	6,083	6,106
		58,456
Consumer staples 0.30%
Altria Group, Inc. 4.50% 2043	6,000	5,559
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,059
British American Tobacco International Finance PLC 3.95% 2025[4]	5,500	5,565
General Mills, Inc. 2.20% 2019	3,595	3,575
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,894
Kraft Foods Inc. 5.375% 2020	1,570	1,753
Pernod Ricard SA 2.95% 2017[4]	3,000	3,066
Philip Morris International Inc. 3.25% 2024	5,000	4,921
Philip Morris International Inc. 4.25% 2044	2,000	1,890
Reynolds American Inc. 6.15% 2043	580	623
Reynolds American Inc. 5.85% 2045	6,000	6,331
The JM Smucker Co. 3.00% 2022[4]	1,665	1,636
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	6,954
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,506
		53,332
Total corporate bonds & notes		1,410,802
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Bonds, notes & other debt instruments Mortgage-backed obligations 3.87%	Principal amount (000)	Value (000)
Aventura Mall Trust, Series A, 3.867% 2032[4,7,9]	$5,500	$5,849
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[7,9]	9,100	9,623
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[4,7,9]	3,545	3,490
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,9]	2,585	2,758
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,9]	1,430	1,562
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2045[3,9]	1,900	1,959
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[7,9]	1,060	1,061
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[4,7,9]	2,500	2,577
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[4,9]	2,190	2,155
Commonwealth Bank of Australia 0.75% 2016[4,9]	3,000	3,004
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,9]	6,225	6,292
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	692	713
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,9]	2,320	2,464
Fannie Mae 6.00% 2021[9]	56	61
Fannie Mae 6.00% 2026[9]	631	717
Fannie Mae 5.50% 2033[9]	1,063	1,197
Fannie Mae 5.50% 2033[9]	726	817
Fannie Mae 3.50% 2035[9]	10,860	11,338
Fannie Mae 5.50% 2036[9]	1,464	1,650
Fannie Mae 5.50% 2037[9]	577	651
Fannie Mae 5.50% 2037[9]	367	411
Fannie Mae 6.00% 2037[9]	3,913	4,483
Fannie Mae 6.00% 2037[9]	61	70
Fannie Mae 6.00% 2038[9]	7,816	8,894
Fannie Mae 6.00% 2038[9]	2,401	2,735
Fannie Mae 6.00% 2038[9]	2,182	2,485
Fannie Mae 6.00% 2038[9]	156	177
Fannie Mae 6.00% 2038[9]	116	133
Fannie Mae 6.00% 2038[9]	92	105
Fannie Mae 6.00% 2039[9]	3	3
Fannie Mae 4.00% 2040[9]	7,183	7,629
Fannie Mae 4.00% 2041[9]	6,049	6,444
Fannie Mae 4.00% 2041[9]	4,626	4,931
Fannie Mae 4.00% 2042[9]	33,769	35,959
Fannie Mae 4.00% 2043[9]	12,054	12,875
Fannie Mae 4.00% 2043[9]	9,287	9,920
Fannie Mae 4.00% 2043[9]	5,185	5,551
Fannie Mae 4.00% 2043[9]	4,264	4,555
Fannie Mae 4.00% 2043[9]	4,103	4,382
Fannie Mae 4.00% 2043[9]	3,357	3,594
Fannie Mae 4.00% 2043[9]	3,055	3,258
Fannie Mae 4.00% 2043[9]	2,966	3,168
Fannie Mae 3.50% 2045[9,12]	80,000	82,080
Fannie Mae 6.00% 2045[9,12]	24,158	27,465
Fannie Mae 7.00% 2047[9]	287	327
Fannie Mae 7.00% 2047[9]	68	78
Fannie Mae 7.00% 2047[9]	5	6
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	210	184
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	280	327
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	69	81
Freddie Mac 5.00% 2023[9]	387	421
Freddie Mac 6.00% 2026[9]	1,479	1,676
Freddie Mac 3.50% 2035[9]	21,960	22,884
Freddie Mac 5.00% 2038[9]	2,691	2,970
Freddie Mac 6.50% 2038[9]	416	479
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2039[9]	$454	$491
Freddie Mac 5.00% 2040[9]	4,317	4,783
Freddie Mac 4.00% 2043[9]	9,981	10,603
Freddie Mac 4.00% 2043[9]	5,896	6,286
Freddie Mac 4.00% 2043[9]	5,679	6,045
Freddie Mac 4.00% 2043[9]	3,747	4,003
Freddie Mac 4.00% 2043[9]	3,621	3,854
Freddie Mac 3.50% 2045[9,12]	20,000	20,535
Freddie Mac, Series T-041, Class 3-A, 6.152% 2032[7,9]	421	479
Government National Mortgage Assn. 3.50% 2045[9,12]	117,000	120,894
Government National Mortgage Assn. 4.00% 2045[9,12]	88,000	93,156
Government National Mortgage Assn. 4.00% 2045[9,12]	24,000	25,371
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[7,9]	2,855	2,920
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	9,065	9,537
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,9]	5,000	5,369
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,9]	4,260	4,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[7,9]	8,521	9,048
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	1,980	2,115
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,630	1,723
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,9]	5,500	5,892
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[7,9]	2,570	2,820
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,550	1,601
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[7,9]	4,000	4,297
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,9]	2,650	2,727
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[7,9]	3,789	4,049
National Australia Bank 1.25% 2018[4,9]	3,000	2,983
Royal Bank of Canada 1.875% 2020[9]	7,000	6,945
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,153
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	3,000	3,185
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[7,9]	3,000	3,219
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[9]	2,365	2,436
		695,524
Federal agency bonds & notes 1.57%
CoBank, ACB 0.886% 2022[4,7]	1,695	1,602
Fannie Mae 0.50% 2015	75,000	75,000
Fannie Mae 2.625% 2024	11,190	11,146
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,9]	2,145	2,115
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,258
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,073
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,9]	7,530	7,849
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[7,9]	9,000	9,340
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,9]	6,450	6,793
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,9]	6,215	6,346
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,9]	7,000	7,350
Freddie Mac 2.50% 2016	18,000	18,341
Freddie Mac 0.75% 2018	40,300	40,079
Freddie Mac 2.375% 2022	13,750	13,902
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	6,269	6,488
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,088
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,9]	4,175	4,365
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,882
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	4,331	4,330
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	3,975
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,660
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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	$4,000	$4,028
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[9]	7,715	7,905
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[9]	5,500	5,520
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,418	2,484
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,066
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[9]	6,000	6,128
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[9]	4,470	4,593
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,231
		281,937
Asset-backed obligations 0.40%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,9]	8,000	7,977
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	4,770	4,783
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,609
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[9]	8,000	8,013
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[4,9]	7,000	6,995
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.337% 2020[7,9]	2,000	2,043
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,9]	5,367	5,369
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,9]	6,000	6,008
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	3,910	3,913
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[9]	4,060	4,060
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,741
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,3,9]	3,189	3,161
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[9]	1,332	1,360
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	241	247
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,500	1,501
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[9]	1,900	1,900
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	6,987
		71,667
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Colombia (Republic of) Global 5.625% 2044	1,900	1,933
Province of Manitoba 3.05% 2024	2,600	2,672
Slovenia (Republic of) 5.50% 2022	6,000	6,676
Spanish Government 4.00% 2018[4]	15,000	15,880
United Mexican States Government Global 3.60% 2025	4,000	3,954
United Mexican States Government Global 5.55% 2045	2,500	2,675
		33,790
Total bonds, notes & other debt instruments (cost: $4,457,831,000)		4,443,162
Short-term securities 9.83%
Abbott Laboratories 0.12% due 7/21/2015[4]	40,800	40,799
Caterpillar Financial Services Corp. 0.12% due 8/4/2015	9,200	9,199
Chevron Corp. 0.12% due 9/21/2015[4]	38,100	38,083
Coca-Cola Co. 0.22% due 11/17/2015[4]	19,800	19,777
Emerson Electric Co. 0.12%–0.13% due 9/2/2015–9/22/2015[4]	35,500	35,491
ExxonMobil Corp. 0.09% due 7/1/2015–7/2/2015	40,600	40,600
Fannie Mae 0.12%–0.13% due 8/26/2015–9/14/2015	93,200	93,197
Federal Home Loan Bank 0.07%–0.20% due 7/15/2015–1/26/2016	920,500	920,397
Freddie Mac 0.10%–0.18% due 7/7/2015–1/20/2016	254,600	254,545
General Electric Capital Corp. 0.30% due 10/21/2015	21,600	21,589
John Deere Capital Corp. 0.11%–0.12% due 7/7/2015–8/17/2015[4]	54,800	54,793
Pfizer Inc 0.15% due 7/9/2015[4]	50,000	49,999
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 161

unaudited
Short-term securities	Principal amount (000)	Value (000)
Precision Castparts Corp. 0.15% due 7/6/2015[4]	$20,000	$20,000
Private Export Funding Corp. 0.22% due 8/3/2015[4]	20,000	19,997
U.S. Treasury Bills 0.11% due 7/2/2015	19,960	19,960
United Parcel Service Inc. 0.16% due 10/1/2015[4]	50,000	49,971
United Technologies Corp. 0.12% due 8/3/2015[4]	26,300	26,296
Walt Disney Co. 0.10% due 7/29/2015[4]	50,000	49,996
Total short-term securities (cost: $1,764,471,000)		1,764,689
Total investment securities 102.02% (cost: $14,903,697,000)		18,314,847
Other assets less liabilities (2.02)%		(363,368)
Net assets 100.00%		$17,951,479
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 161

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $437,500,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$126
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,084
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	119
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(564)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(4,276)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(39)
						$(3,578)
[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $58,476,000, which represented .33% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $937,293,000, which represented 5.22% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,854,000, which represented .06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,022,000, which represented .33% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.275% convertible preferred	3/10/2010-1/23/2012	$8,674	$4,439.02%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	3,189	3,161.02
Revel AC, Inc.	2/14/2011-10/25/2012	8,939	—	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,911	—	.00
Total private placement securities		$28,713	$7,600.04%

Key to abbreviations
ADR = American Depositary Receipts
CVR = Contingent Value Rights
LOC = Letter of credit
TBA = To be announced
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 161

Global Balanced Fund
Investment portfolio
June 30, 2015
unaudited
Common stocks 63.40% Financials 10.44%	Shares	Value (000)
ORIX Corp.	195,000	$2,901
Banco Santander, SA1	393,878	2,751
Link Real Estate Investment Trust	429,509	2,516
AIA Group Ltd.	380,000	2,488
JPMorgan Chase & Co.	35,700	2,419
Bankia, SA1	1,179,000	1,496
Wells Fargo & Co.	24,000	1,350
Prudential PLC	56,000	1,348
Sun Hung Kai Properties Ltd.	75,000	1,215
BNP Paribas SA	19,230	1,161
AXA SA	40,300	1,017
Deutsche Bank AG	23,000	691
Goldman Sachs Group, Inc.	3,000	626
Sumitomo Mitsui Financial Group, Inc.	13,500	602
Suncorp Group Ltd.	45,564	472
		23,053
Industrials 9.43%
BAE Systems PLC	447,400	3,172
General Electric Co.	93,700	2,490
Boeing Co.	16,000	2,219
KONE Oyj, Class B	49,600	2,013
Robert Half International Inc.	30,000	1,665
Randstad Holding NV	22,947	1,494
ASSA ABLOY AB, Class B	66,000	1,243
Cummins Inc.	9,100	1,194
Geberit AG	3,500	1,167
Caterpillar Inc.	12,000	1,018
TransDigm Group Inc.[1]	4,500	1,011
AB Volvo, Class B	70,000	869
International Consolidated Airlines Group, SA (CDI)[1]	100,000	777
Abertis Infraestructuras, SA, Class A	27,825	456
Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,2]	1,391	23
		20,811
Health care 8.61%
Merck & Co., Inc.	79,120	4,504
Humana Inc.	20,830	3,984
Novartis AG	27,860	2,746
Pfizer Inc.	74,000	2,481
Novo Nordisk A/S, Class B	25,000	1,362
Bayer AG	8,000	1,120
AstraZeneca PLC	16,000	1,011
Express Scripts Holding Co.[1]	11,300	1,005
Bristol-Myers Squibb Co.	12,000	799
		19,012
American Funds Insurance Series — Global Balanced Fund — Page 77 of 161

unaudited
Common stocks Information technology 8.39%	Shares	Value (000)
ASML Holding NV	47,969	$4,957
Microsoft Corp.	103,000	4,547
Nintendo Co., Ltd.	19,000	3,178
Murata Manufacturing Co., Ltd.	12,600	2,199
Taiwan Semiconductor Manufacturing Co., Ltd.	300,000	1,366
Cisco Systems, Inc.	36,000	989
Texas Instruments Inc.	15,000	773
KLA-Tencor Corp.	9,000	506
		18,515
Consumer staples 8.37%
Pernod Ricard SA	22,220	2,566
Coca-Cola Co.	57,000	2,236
Nestlé SA	27,200	1,964
British American Tobacco PLC	35,950	1,929
Altria Group, Inc.	31,000	1,516
SABMiller PLC	28,500	1,479
Costco Wholesale Corp.	10,170	1,374
Kroger Co.	17,000	1,233
Philip Morris International Inc.	12,700	1,018
Seven & i Holdings Co., Ltd.	20,000	860
Reynolds American Inc.	10,552	788
Procter & Gamble Co.	10,000	782
PepsiCo, Inc.	8,000	747
		18,492
Consumer discretionary 6.45%
Comcast Corp., Class A	49,930	3,003
Home Depot, Inc.	21,030	2,337
SES SA, Class A (FDR)	53,700	1,804
Amazon.com, Inc.[1]	4,100	1,780
HUGO BOSS AG	12,600	1,408
Tiffany & Co.	12,600	1,157
Industria de Diseño Textil, SA	32,100	1,043
Publicis Groupe SA	13,000	961
General Motors Co.	22,500	750
		14,243
Energy 4.72%
Royal Dutch Shell PLC, Class B	94,420	2,681
ConocoPhillips	32,106	1,972
Chevron Corp.	17,530	1,691
Schlumberger Ltd.	17,900	1,543
Enbridge Inc. (CAD denominated)	21,221	992
Spectra Energy Corp	27,800	906
Coal India Ltd.	95,000	628
		10,413
Materials 3.94%
Dow Chemical Co.	40,000	2,047
E.I. du Pont de Nemours and Co.	28,000	1,791
MeadWestvaco Corp.	31,500	1,486
Potash Corp. of Saskatchewan Inc.	31,035	961
LyondellBasell Industries NV	8,000	828
L’Air Liquide SA2	4,280	541
American Funds Insurance Series — Global Balanced Fund — Page 78 of 161

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Nucor Corp.	12,000	$529
Rio Tinto PLC	11,000	452
Cliffs Natural Resources Inc.	13,000	56
		8,691
Telecommunication services 1.88%
Orange SA	110,000	1,694
TDC A/S	130,000	953
Verizon Communications Inc.	13,850	646
Telstra Corp. Ltd.	96,500	457
HKT Trust and HKT Ltd., units	351,196	413
		4,163
Utilities 1.07%
EDP - Energias de Portugal, SA	625,000	2,373
Miscellaneous 0.10%
Other common stocks in initial period of acquisition		213
Total common stocks (cost: $118,307,000)		139,979
Preferred securities 0.07% Financials 0.07%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	165
Total preferred securities (cost: $150,000)		165
Convertible bonds 0.16% Consumer staples 0.16%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR1	357
Total convertible bonds (cost: $505,000)		357
Bonds, notes & other debt instruments 31.06% Bonds & notes of governments & government agencies outside the U.S. 12.65%
Bermuda Government 5.603% 2020	$200	224
Bermuda Government 4.854% 2024[3]	200	212
Brazil (Federal Republic of) 10.00% 2017	BRL1,000	306
Chilean Government 5.50% 2020	CLP50,000	84
Colombia (Republic of), Series B, 6.00% 2028	COP262,700	86
Colombia (Republic of) Global 4.375% 2021	$200	210
French Government O.A.T. Eurobond 1.75% 2024	€600	708
French Government O.A.T. Eurobond 2.25% 2024	150	185
German Government 2.25% 2021	60	75
German Government 2.00% 2022	700	865
German Government 0.10% 2023[4]	52	62
India (Republic of) 8.83% 2023	INR10,400	172
India (Republic of) 8.60% 2028	41,400	675
India (Republic of) 9.20% 2030	10,400	179
Indonesia (Republic of) 3.75% 2022	$210	207
Indonesia (Republic of) 8.375% 2024	IDR3,500,000	264
American Funds Insurance Series — Global Balanced Fund — Page 79 of 161

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	$32
Indonesia (Republic of) 8.375% 2034	3,157,000	237
Irish Government 5.00% 2020	€100	136
Irish Government 3.90% 2023	410	546
Irish Government 3.40% 2024	275	355
Irish Government 5.40% 2025	100	149
Irish Government 2.40% 2030	100	116
Irish Government 2.00% 2045	125	122
Israeli Government 3.15% 2023	$400	406
Italian Government 5.50% 2022	€275	380
Italian Government 4.75% 2023	200	267
Italian Government 4.50% 2024	200	263
Italian Government 3.50% 2030	400	487
Japanese Government, Series 336, 0.10% 2016	¥5,000	41
Japanese Government, Series 115, 0.20% 2018	85,000	699
Japanese Government, Series 315, 1.20% 2021	30,000	260
Japanese Government, Series 326, 0.70% 2022	60,000	506
Japanese Government, Series 325, 0.80% 2022	15,000	127
Japanese Government, Series 17, 0.10% 2023[4]	10,320	90
Japanese Government, Series 329, 0.80% 2023	35,000	297
Japanese Government, Series 19, 0.10% 2024[4]	29,940	263
Japanese Government, Series 18, 0.10% 2024[4]	20,500	179
Japanese Government, Series 116, 2.20% 2030	8,000	78
Japanese Government, Series 21, 2.30% 2035	5,000	49
Japanese Government, Series 36, 2.00% 2042	20,000	185
Japanese Government, Series 42, 1.70% 2044	35,000	304
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysian Government, Series 0114, 4.181% 2024	MYR300	81
Malaysian Government, Series 0310, 4.498% 2030	3,050	835
Malaysian Government, Series 0413, 3.844% 2033	50	12
Morocco Government 4.25% 2022	$200	204
Netherlands Government 1.00% 2017	100	101
Netherlands Government Eurobond 4.00% 2019	€150	194
Netherlands Government Eurobond 2.25% 2022	365	454
Netherlands Government Eurobond 2.00% 2024	175	214
Netherlands Government Eurobond 5.50% 2028	100	167
Norwegian Government 4.25% 2017	NKr580	79
Norwegian Government 3.75% 2021	3,700	535
Norwegian Government 3.00% 2024	2,100	295
Peru (Republic of) 5.625% 2050	$20	22
Polish Government, Series 1017, 5.25% 2017	PLN1,000	286
Polish Government, Series 1020, 5.25% 2020	4,650	1,389
Polish Government, Series 1021, 5.75% 2021	2,070	639
Polish Government, Series 0922, 5.75% 2022	870	271
Polish Government, Series 102, 4.00% 2023	1,400	395
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	335
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	396
South Africa (Republic of), Series R-214, 6.50% 2041	5,100	320
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	262
Spanish Government 4.00% 2018[3]	$500	529
Spanish Government 5.40% 2023	€220	305
Spanish Government 2.75% 2024	790	916
State of Qatar 3.125% 2017[3]	$250	259
Swedish Government, Series 1057, 1.50% 2023	SKr3,150	400
Turkey (Republic of) 9.00% 2024	TRY300	111
American Funds Insurance Series — Global Balanced Fund — Page 80 of 161

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 1.75% 2019	£300	$480
United Kingdom 3.75% 2020	75	131
United Kingdom 1.75% 2022	450	704
United Kingdom 2.25% 2023	205	330
United Kingdom 2.75% 2024	400	666
United Kingdom 2.00% 2025	200	310
United Kingdom 4.75% 2038	20	43
United Kingdom 4.25% 2040	50	101
United Kingdom 3.25% 2044	310	537
United Kingdom 4.25% 2046	100	209
United Mexican States Government, Series M10, 7.75% 2017	MXN5,500	379
United Mexican States Government 4.00% 2019[4]	3,162	219
United Mexican States Government, Series M, 8.00% 2020	2,000	143
United Mexican States Government, Series M, 6.50% 2021	13,000	865
United Mexican States Government 2.00% 2022[4]	3,690	227
United Mexican States Government, Series M20, 10.00% 2024	9,600	784
United Mexican States Government, Series M30, 10.00% 2036	2,500	218
United Mexican States Government 4.00% 2040[4]	2,635	181
United Mexican States Government Global 4.60% 2046	$200	186
		27,926
U.S. Treasury bonds & notes 8.86% U.S. Treasury 7.45%
U.S. Treasury 0.25% 2015	650	650
U.S. Treasury 1.75% 2015	145	145
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	71
U.S. Treasury 0.50% 2017	350	350
U.S. Treasury 0.875% 2017	950	953
U.S. Treasury 1.00% 2017	195	196
U.S. Treasury 1.25% 2018	400	401
U.S. Treasury 1.375% 2018	500	505
U.S. Treasury 1.375% 2018	150	151
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	500
U.S. Treasury 1.625% 2019	1,575	1,589
U.S. Treasury 1.625% 2019	1,150	1,154
U.S. Treasury 1.625% 2019	1,110	1,118
U.S. Treasury 1.625% 2019	750	756
U.S. Treasury 1.75% 2019	600	607
U.S. Treasury 3.125% 2019	225	240
U.S. Treasury 1.25% 2020	1,950	1,923
U.S. Treasury 1.375% 2020	450	444
U.S. Treasury 1.50% 2020	1,500	1,491
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.75% 2023	100	97
U.S. Treasury 2.25% 2024	450	446
U.S. Treasury 2.50% 2024	500	508
U.S. Treasury 2.125% 2025	200	196
U.S. Treasury 4.375% 2038	100	122
U.S. Treasury 2.875% 2043	100	95
U.S. Treasury 3.00% 2044	455	443
U.S. Treasury 3.375% 2044	200	209
American Funds Insurance Series — Global Balanced Fund — Page 81 of 161

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$325	$285
U.S. Treasury 3.00% 2045	400	390
		16,440
U.S. Treasury inflation-protected securities 1.41%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	130	127
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	408	407
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	310	306
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	149	146
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,054	1,056
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	499	489
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	79	74
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	490	512
		3,117
Total U.S. Treasury bonds & notes		19,557
Corporate bonds & notes 6.59% Financials 1.94%
American Campus Communities, Inc. 3.75% 2023	100	98
American International Group, Inc. 4.125% 2024	100	104
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Aviva PLC, subordinated 6.875% 2058	£75	135
AXA SA, junior subordinated 5.453% (undated)	100	161
Bank of America Corp. 4.00% 2024	$375	382
Barclays Bank PLC 10.00% 2021	£100	205
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	110
Boston Properties, Inc. 3.70% 2018	100	105
CaixaBank, SA 5.00% 2023	€100	119
Citigroup Inc. 4.45% 2017	$75	78
Citigroup Inc. 2.40% 2020	135	134
Citigroup Inc. 3.30% 2025	110	106
Corporate Office Properties Trust 3.60% 2023	65	59
Essex Portfolio L.P. 3.50% 2025	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	149
Goldman Sachs Group, Inc. 3.50% 2025	210	203
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	135	144
Kimco Realty Corp., Series C, 5.783% 2016	100	103
Lloyds Banking Group PLC 6.50% 2020	€210	280
Morgan Stanley 1.75% 2016	$150	151
PNC Financial Services Group, Inc. 2.854% 2022	100	98
Prologis, Inc. 3.375% 2024	€100	121
Rabobank Nederland 3.875% 2023	100	122
VEB Finance Ltd. 6.902% 2020[3]	$100	98
WEA Finance LLC 2.70% 2019[3]	200	200
WEA Finance LLC 3.75% 2024[3]	200	198
Wells Fargo & Co. 3.00% 2025	150	144
		4,282
American Funds Insurance Series — Global Balanced Fund — Page 82 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.91%	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$180	$178
AbbVie Inc. 2.90% 2022	60	58
AbbVie Inc. 3.60% 2025	170	168
AbbVie Inc. 4.50% 2035	70	69
Actavis Funding SCS 3.00% 2020	30	30
Actavis Funding SCS 3.80% 2025	100	98
Actavis Funding SCS 4.55% 2035	45	43
Actavis Funding SCS 4.75% 2045	10	10
Aetna Inc. 2.75% 2022	50	47
Baxalta Inc. 4.00% 2025[3]	80	80
Baxalta Inc. 5.25% 2045[3]	10	10
Becton, Dickinson and Co. 3.734% 2024	75	75
EMD Finance LLC 3.25% 2025[3]	50	49
Gilead Sciences, Inc. 3.70% 2024	100	102
Gilead Sciences, Inc. 3.50% 2025	130	130
Humana Inc. 3.15% 2022	100	96
Medtronic, Inc. 3.50% 2025[3]	250	249
Novartis Capital Corp. 3.40% 2024	100	102
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Pfizer Inc. 4.40% 2044	200	197
Roche Holdings, Inc. 6.00% 2019[3]	22	25
Zimmer Holdings, Inc. 3.55% 2025	150	145
Zimmer Holdings, Inc. 4.45% 2045	30	28
		2,017
Energy 0.90%
Ecopetrol SA 5.875% 2045	75	66
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	63
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	187
Kinder Morgan, Inc. 4.30% 2025	150	146
Pemex Project Funding Master Trust 5.75% 2018	200	218
Petrobras Global Finance Co. 6.85% 2115	100	83
Petrobras International Finance Co. 5.375% 2021	80	77
Petróleos Mexicanos 4.875% 2022	100	104
Petróleos Mexicanos 6.50% 2041	45	47
Petróleos Mexicanos 5.625% 2046[3]	325	305
Phillips 66 Partners LP 4.68% 2045	5	4
Shell International Finance BV 3.25% 2025	25	25
Shell International Finance BV 4.375% 2045	50	49
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	161
Statoil ASA 3.70% 2024	50	52
Total Capital International 2.875% 2022	150	150
Williams Partners LP 4.50% 2023	100	101
Williams Partners LP 4.30% 2024	50	49
		1,984
Telecommunication services 0.78%
AT&T Inc. 2.45% 2020	55	54
AT&T Inc. 3.00% 2022	65	63
AT&T Inc. 3.40% 2025	55	52
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	152
American Funds Insurance Series — Global Balanced Fund — Page 83 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 6.00% 2017	€75	$91
France Télécom 5.375% 2050	£50	92
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	118
Verizon Communications Inc. 5.15% 2023	510	560
Verizon Communications Inc. 4.272% 2036[3]	377	339
Verizon Communications Inc. 4.522% 2048[3]	59	52
		1,715
Consumer staples 0.62%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	133
Coca-Cola Co. 1.80% 2016	85	86
Kraft Foods Inc. 3.50% 2022	100	100
PepsiCo, Inc. 2.50% 2016	50	51
Pernod Ricard SA 4.45% 2022[3]	150	158
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	24
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	25
Reynolds American Inc. 4.45% 2025	155	158
Reynolds American Inc. 5.85% 2045	25	26
Wal-Mart Stores, Inc. 2.80% 2016	150	153
Wal-Mart Stores, Inc. 2.55% 2023	75	72
		1,370
Industrials 0.41%
Burlington Northern Santa Fe LLC 3.40% 2024	35	35
General Electric Capital Corp. 2.30% 2017	165	168
General Electric Capital Corp. 3.15% 2022	50	50
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	205
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	126
Union Pacific Corp. 2.95% 2023	$100	100
United Technologies Corp. 3.10% 2022	215	216
		900
Consumer discretionary 0.39%
Comcast Corp. 4.65% 2042	75	75
Comcast Corp. 4.75% 2044	30	30
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	150
McDonald’s Corp. 3.50% 2020	50	53
NBCUniversal Media, LLC 4.375% 2021	50	54
President & Fellows of Harvard College 3.619% 2037	150	143
Thomson Reuters Corp. 4.30% 2023	75	78
Time Warner Inc. 4.75% 2021	150	162
Viacom Inc. 4.25% 2023	55	55
Viacom Inc. 3.875% 2024	75	74
		874
Utilities 0.36%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	200
Duke Energy Corp. 3.75% 2024	70	71
E.ON International Finance BV 5.80% 2018[3]	25	28
American Funds Insurance Series — Global Balanced Fund — Page 84 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 3.95% 2025	$35	$35
Exelon Corp. 5.10% 2045	50	50
MidAmerican Energy Holdings Co. 2.00% 2018	100	101
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	85
Pacific Gas and Electric Co. 3.85% 2023	70	73
PacifiCorp. 3.35% 2025	30	30
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
		789
Information technology 0.22%
First Data Corp. 7.375% 2019[3]	75	78
International Business Machines Corp. 1.95% 2016	200	203
Samsung Electronics America, Inc. 1.75% 2017[3]	200	201
		482
Materials 0.06%
Monsanto Co. 4.40% 2044	100	89
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		140
Total corporate bonds & notes		14,553
Mortgage-backed obligations 2.81%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	200	202
Fannie Mae 3.50% 2045[5,6]	755	775
Freddie Mac 3.50% 2045[5,6]	350	359
Government National Mortgage Assn. 3.50% 2045[5,6]	2,850	2,953
Government National Mortgage Assn. 4.00% 2045[5,6]	270	286
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	230	230
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr8,450	1,209
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	1,000	142
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	400	57
		6,213
Asset-backed obligations 0.15%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[5,7]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,5,8]	123	122
		322
Total bonds, notes & other debt instruments (cost: $71,039,000)		68,571
Short-term securities 6.80%
Federal Home Loan Bank 0.06%–0.08% due 7/24/2015–8/17/2015	10,100	10,100
General Electric Co. 0.06% due 7/1/2015	4,900	4,900
Total short-term securities (cost: $14,999,000)		15,000
Total investment securities 101.49% (cost: $205,000,000)		224,072
Other assets less liabilities (1.49)%		(3,281)
Net assets 100.00%		$220,791
American Funds Insurance Series — Global Balanced Fund — Page 85 of 161

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $9,876,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	7/21/2015	Citibank	€171	$194	$(3)
Euros	8/6/2015	UBS AG	€1,052	$1,200	(26)
Hungarian forints	7/23/2015	Bank of America, N.A.	HUF40,708	$147	(3)
Japanese yen	7/13/2015	HSBC Bank	¥43,321	$350	4
Japanese yen	7/15/2015	UBS AG	¥58,364	$470	7
Japanese yen	7/16/2015	HSBC Bank	¥87,250	$702	11
Japanese yen	7/24/2015	HSBC Bank	¥49,659	$400	6
Japanese yen	7/24/2015	HSBC Bank	¥23,918	$195	1
Japanese yen	8/6/2015	UBS AG	¥45,688	$370	3
Japanese yen	8/24/2015	HSBC Bank	¥43,305	$353	1
					$1
Sales:
British pounds	7/8/2015	HSBC Bank	$1,094	£720	$(37)
British pounds	7/9/2015	Citibank	$305	£200	(9)
British pounds	7/15/2015	Bank of America, N.A.	C$382	£200	(9)
Euros	7/24/2015	Bank of New York Mellon	¥69,549	€500	11
Euros	7/29/2015	UBS AG	$329	€300	(5)
Japanese yen	7/23/2015	JPMorgan Chase	$1,014	¥125,000	(8)
Japanese yen	7/24/2015	Bank of New York Mellon	$579	¥71,000	(1)
Norwegian kroner	7/23/2015	Citibank	$258	NKr2,000	3
Polish zloty	8/14/2015	JPMorgan Chase	$279	PLN1,050	—
South African rand	7/22/2015	UBS AG	$161	ZAR1,975	(1)
South African rand	8/6/2015	JPMorgan Chase	$204	ZAR2,500	(1)
Swedish kronor	7/10/2015	Citibank	$345	SKr2,900	(5)
					$(62)
Forward currency contracts — net					$(61)
American Funds Insurance Series — Global Balanced Fund — Page 86 of 161

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $686,000, which represented .31% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,294,000, which represented 1.94% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$123	$122.06%

Key to abbreviations and symbols
CDI = CREST Depository Interest	CLP = Chilean pesos	IDR = Indonesian rupiah	NKr = Norwegian kroner
FDR = Fiduciary Depositary Receipts	COP = Colombian pesos	INR = Indian rupees	PLN = Polish zloty
TBA = To be announced	DKr = Danish kroner	¥ = Japanese yen	SKr = Swedish kronor
A$ = Australian dollars	€ = Euros	KRW = South Korean won	TRY = Turkish lira
BRL = Brazilian reais	£ = British pounds	MXN = Mexican pesos	ZAR = South African rand
CAD/C$ = Canadian dollars	HUF = Hungarian forints	MYR = Malaysian ringgits
American Funds Insurance Series — Global Balanced Fund — Page 87 of 161

Bond Fund
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 92.52% U.S. Treasury bonds & notes 34.81% U.S. Treasury 31.07%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$25,070
U.S. Treasury 0.50% 2017	3,800	3,796
U.S. Treasury 0.75% 2017[1]	44,279	44,367
U.S. Treasury 8.75% 2017	50,000	57,578
U.S. Treasury 1.25% 2018	218,100	218,748
U.S. Treasury 1.25% 2018	21,750	21,794
U.S. Treasury 1.375% 2018	87,750	88,593
U.S. Treasury 1.50% 2018	86,875	87,975
U.S. Treasury 1.00% 2019	32,750	32,264
U.S. Treasury 1.50% 2019	95,000	94,944
U.S. Treasury 1.50% 2019	74,375	75,020
U.S. Treasury 1.50% 2019	20,000	19,998
U.S. Treasury 1.625% 2019	179,250	180,594
U.S. Treasury 1.625% 2019	152,625	153,854
U.S. Treasury 1.625% 2019	137,900	138,358
U.S. Treasury 1.625% 2019	85,000	85,747
U.S. Treasury 1.75% 2019	75,000	75,844
U.S. Treasury 1.125% 2020	67,300	65,797
U.S. Treasury 1.25% 2020	88,700	87,460
U.S. Treasury 1.25% 2020	44,425	43,738
U.S. Treasury 1.375% 2020	68,250	67,383
U.S. Treasury 1.375% 2020	2,700	2,675
U.S. Treasury 1.50% 2020	43,190	42,918
U.S. Treasury 1.625% 2020	7,486	7,479
U.S. Treasury 2.00% 2020	17,000	17,197
U.S. Treasury 8.75% 2020	40,000	53,922
U.S. Treasury 2.125% 2021	80,000	80,502
U.S. Treasury 3.625% 2021	7,500	8,220
U.S. Treasury 1.50% 2022	100,000	96,687
U.S. Treasury 1.625% 2022	22,776	21,982
U.S. Treasury 1.625% 2022	22,665	21,941
U.S. Treasury 1.75% 2022	200,000	196,068
U.S. Treasury 1.75% 2022	50,000	48,981
U.S. Treasury 1.875% 2022	70,000	69,119
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 1.75% 2023	22,750	21,968
U.S. Treasury 2.25% 2024	45,000	44,624
U.S. Treasury 2.50% 2024	27,000	27,409
U.S. Treasury 2.75% 2024	40,050	41,514
U.S. Treasury 2.00% 2025	56,625	54,890
U.S. Treasury 2.125% 2025	108,056	105,870
U.S. Treasury 6.125% 2027	25,000	34,625
U.S. Treasury 3.625% 2043	75,400	82,575
American Funds Insurance Series — Bond Fund — Page 88 of 161

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$47,724	$41,822
U.S. Treasury 3.00% 2045	137,000	133,665
		3,065,980
U.S. Treasury inflation-protected securities 3.74%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	20,414	20,368
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,378	3,237
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	15,792	15,395
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	205,718	201,833
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	5,684	5,467
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,685	43,568
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	88,327	79,783
		369,651
Total U.S. Treasury bonds & notes		3,435,631
Corporate bonds & notes 30.47% Financials 7.41%
ACE INA Holdings Inc. 3.15% 2025	375	366
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,560	2,533
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,676
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	150
American Campus Communities, Inc. 3.75% 2023	4,050	3,979
American Campus Communities, Inc. 4.125% 2024	5,835	5,835
American Express Co. 6.15% 2017	2,500	2,737
American Express Co. 1.55% 2018	8,500	8,437
American International Group, Inc. 2.30% 2019	3,050	3,045
American International Group, Inc. 3.375% 2020	555	575
American International Group, Inc. 4.125% 2024	3,300	3,426
American International Group, Inc. 3.875% 2035	200	181
American International Group, Inc. 4.50% 2044	2,970	2,826
American Tower Corp. 3.40% 2019	7,525	7,702
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,139
Assicurazioni Generali SPA 10.125% 2042	3,800	5,619
AvalonBay Communities, Inc. 3.625% 2020	$5,885	6,133
AXA SA 8.60% 2030	2,625	3,531
Bank of America Corp. 3.75% 2016	3,415	3,501
Bank of America Corp. 2.60% 2019	14,463	14,623
Bank of America Corp., Series L, 2.65% 2019	11,412	11,549
Bank of America Corp. 3.30% 2023	6,995	6,892
Bank of America Corp. 4.00% 2024	820	835
Bank of America Corp., Series L, 3.95% 2025	750	725
Bank of America Corp., Series AA, 6.10% (undated)	769	760
Barclays Bank PLC 2.50% 2019	5,175	5,198
Barclays Bank PLC 6.00% 2021	€6,775	8,958
Barclays Bank PLC 10.179% 2021[3]	$12,525	16,633
Barclays Bank PLC 3.65% 2025	2,555	2,422
BB&T Corp. 2.45% 2020	10,000	10,020
BB&T Corp. 2.625% 2020	2,250	2,255
Berkshire Hathaway Inc. 4.40% 2042	235	231
BPCE SA group 5.70% 2023[3]	22,680	23,975
BPCE SA group 4.50% 2025[3]	725	701
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,645
CIT Group Inc., Series C, 5.50% 2019[3]	2,750	2,874
American Funds Insurance Series — Bond Fund — Page 89 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 1.70% 2018	$9,125	$9,068
Citigroup Inc, Series O, 5.875% (undated)	1,176	1,180
Citigroup Inc., Series P, 5.95% (undated)	3,567	3,447
Citigroup Inc. 2.55% 2019	17,239	17,386
Citigroup Inc. 8.50% 2019	969	1,182
Citigroup Inc. 2.40% 2020	10,750	10,642
CME Group Inc. 5.30% 2043	3,995	4,402
CNA Financial Corp. 6.50% 2016	3,750	3,967
CNA Financial Corp. 7.35% 2019	1,800	2,130
CNA Financial Corp. 7.25% 2023	3,000	3,621
Corporate Office Properties LP 5.00% 2025	480	481
Credit Agricole SA 4.375% 2025[3]	1,700	1,632
Credit Suisse Group AG 1.375% 2017	10,750	10,743
Credit Suisse Group AG 2.30% 2019	10,750	10,729
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	1,500	1,444
Crescent Resources 10.25% 2017[3]	1,350	1,438
DCT Industrial Trust Inc. 4.50% 2023	3,760	3,830
DDR Corp. 3.625% 2025	2,000	1,921
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,522
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,906
Developers Diversified Realty Corp. 4.75% 2018	775	827
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,782
EPR Properties 4.50% 2025	585	575
ERP Operating LP 7.125% 2017	380	426
ERP Operating LP 3.00% 2023	2,735	2,652
ERP Operating LP 4.50% 2045	4,595	4,464
Essex Portfolio L.P. 3.25% 2023	685	660
Essex Portfolio L.P. 3.875% 2024	1,000	1,012
Essex Portfolio L.P. 3.50% 2025	790	765
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,686
Goldman Sachs Group, Inc. 3.625% 2023	5,000	4,967
Goldman Sachs Group, Inc. 3.85% 2024	11,490	11,516
Goldman Sachs Group, Inc. 3.50% 2025	20,930	20,291
Goldman Sachs Group, Inc. 3.75% 2025	3,735	3,685
Goldman Sachs Group, Inc. 5.15% 2045	750	724
Goodman Funding Pty Ltd. 6.00% 2022[3]	11,850	13,254
HBOS PLC 6.75% 2018[3]	18,315	20,343
Hospitality Properties Trust 6.30% 2016	300	306
Hospitality Properties Trust 5.625% 2017	2,900	3,063
Hospitality Properties Trust 6.70% 2018	6,140	6,661
Hospitality Properties Trust 5.00% 2022	1,470	1,531
Hospitality Properties Trust 4.50% 2023	3,705	3,699
Hospitality Properties Trust 4.50% 2025	1,175	1,156
HSBC Holdings PLC 6.10% 2042	1,090	1,325
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,323
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,546
Intesa Sanpaolo SpA 5.017% 2024[3]	680	661
iStar Financial Inc. 4.875% 2018	1,650	1,629
iStar Financial Inc. 5.00% 2019	3,725	3,688
JPMorgan Chase & Co. 2.25% 2020	15,280	15,025
JPMorgan Chase & Co. 2.75% 2020	6,130	6,130
JPMorgan Chase & Co. 3.125% 2025	6,500	6,204
JPMorgan Chase & Co. 4.95% 2045	2,250	2,188
Kimco Realty Corp. 6.875% 2019	3,975	4,644
American Funds Insurance Series — Bond Fund — Page 90 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Leucadia National Corp. 5.50% 2023	$520	$532
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,979
Lloyds Banking Group PLC 6.50% 2020[3]	875	1,009
Lloyds Banking Group PLC 3.50% 2025	2,250	2,210
Merrill Lynch & Co., Inc. 4.625% 2018	€6,515	8,063
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	$2,505	3,153
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	422
MetLife Global Funding I 2.30% 2019[3]	675	679
MetLife Global Funding I 2.00% 2020[3]	7,785	7,674
MetLife, Inc. 5.25% 2049	2,900	2,882
Morgan Stanley 3.80% 2016	5,000	5,110
Morgan Stanley 2.125% 2018	7,500	7,550
Morgan Stanley 2.375% 2019	1,750	1,738
Morgan Stanley 2.80% 2020	28,680	28,751
Morgan Stanley 3.70% 2024	8,465	8,428
New York Life Global Funding 2.10% 2019[3]	1,250	1,256
New York Life Global Funding 1.95% 2020[3]	145	143
NN Group NV, 4.50% (undated)	€8,750	9,715
Nordea Bank AB 4.875% 2021[3]	$700	758
Outfront Media Inc. 5.625% 2024[3]	125	128
PNC Bank 2.40% 2019	13,500	13,587
PNC Bank 2.30% 2020	9,000	8,942
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,927
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,011
PNC Funding Corp. 3.30% 2022	9,000	9,153
Prologis, Inc. 2.75% 2019	6,630	6,727
Prologis, Inc. 3.35% 2021	10,900	11,137
Prologis, Inc. 4.25% 2023	7,410	7,607
Prudential Financial, Inc. 2.30% 2018	2,175	2,194
Prudential Financial, Inc. 3.50% 2024	10,000	9,898
Prudential Financial, Inc. 4.60% 2044	375	364
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,743
Rabobank Nederland 4.625% 2023	15,185	15,673
Realogy Corp. 4.50% 2019[3]	1,800	1,827
Realogy Corp. 5.25% 2021[3]	925	940
Realogy Corp., LOC, 4.40% 2016[4,5,6]	131	130
Regions Financial Corp. 2.00% 2018	11,475	11,469
Royal Bank of Canada 1.50% 2018	2,700	2,701
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,891
RSA Insurance Group PLC 9.375% 2039	£6,450	12,126
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,814
Scentre Group 2.375% 2019[3]	2,780	2,771
Scentre Group 2.375% 2021[3]	1,130	1,100
Scentre Group 3.25% 2025[3]	210	200
Scentre Group 3.50% 2025[3]	5,365	5,268
Select Income REIT 2.85% 2018	700	710
Select Income REIT 4.15% 2022	11,150	11,042
Select Income REIT 4.50% 2025	365	353
Simon Property Group, LP 10.35% 2019	5,655	7,182
Skandinaviska Enskilda 2.45% 2020[3]	18,875	18,820
UBS AG 5.75% 2018	2,240	2,481
Unum Group 7.125% 2016	3,400	3,632
UnumProvident Finance Co. PLC 6.85% 2015[3]	767	783
WEA Finance LLC 1.75% 2017[3]	540	542
American Funds Insurance Series — Bond Fund — Page 91 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 2.70% 2019[3]	$6,115	$6,125
WEA Finance LLC 3.75% 2024[3]	1,715	1,696
		731,512
Health care 6.00%
AbbVie Inc. 1.80% 2018	8,640	8,614
AbbVie Inc. 2.50% 2020	21,870	21,661
AbbVie Inc. 2.90% 2022	23,720	22,985
AbbVie Inc. 3.20% 2022	2,620	2,595
AbbVie Inc. 3.60% 2025	13,510	13,360
AbbVie Inc. 4.50% 2035	9,145	8,948
AbbVie Inc. 4.40% 2042	680	644
AbbVie Inc. 4.70% 2045	6,605	6,540
Actavis Funding SCS 2.35% 2018	11,000	11,066
Actavis Funding SCS 3.00% 2020	10,550	10,605
Actavis Funding SCS 3.45% 2022	14,040	13,915
Actavis Funding SCS 3.80% 2025	10,615	10,432
Actavis Funding SCS 4.55% 2035	9,860	9,376
Actavis Funding SCS 4.75% 2045	7,070	6,727
Aetna Inc. 1.50% 2017	3,755	3,766
Amgen Inc. 2.125% 2020	6,100	5,975
Amgen Inc. 2.70% 2022	2,550	2,467
Amgen Inc. 3.125% 2025	6,700	6,342
Amgen Inc. 4.40% 2045	5,700	5,287
Baxalta Inc. 4.00% 2025[3]	1,795	1,787
Baxalta Inc. 5.25% 2045[3]	5,275	5,297
Bayer AG 2.375% 2019[3]	5,555	5,574
Bayer AG 3.375% 2024[3]	4,860	4,833
Baylor Scott & White Holdings 4.185% 2045	7,800	7,246
Becton, Dickinson and Co. 1.80% 2017	4,450	4,452
Becton, Dickinson and Co. 2.675% 2019	3,375	3,375
Becton, Dickinson and Co. 3.734% 2024	5,705	5,689
Becton, Dickinson and Co. 4.685% 2044	8,290	8,112
Boston Scientific Corp. 2.85% 2020	1,435	1,434
Boston Scientific Corp. 6.00% 2020	3,675	4,162
Boston Scientific Corp. 3.375% 2022	700	686
Boston Scientific Corp. 3.85% 2025	500	485
Cardinal Health, Inc. 1.90% 2017	4,710	4,752
Cardinal Health, Inc. 1.70% 2018	1,400	1,395
Celgene Corp. 3.625% 2024	750	751
Celgene Corp. 4.625% 2044	8,050	7,683
DJO Finco Inc. 8.125% 2021[3]	1,835	1,895
EMD Finance LLC 2.40% 2020[3]	13,885	13,811
EMD Finance LLC 2.95% 2022[3]	7,325	7,174
EMD Finance LLC 3.25% 2025[3]	18,210	17,669
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,584
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	695
Express Scripts Inc. 3.125% 2016	19,500	19,823
Express Scripts Inc. 2.65% 2017	6,250	6,364
Gilead Sciences, Inc. 3.70% 2024	3,200	3,269
Gilead Sciences, Inc. 3.50% 2025	8,270	8,279
Gilead Sciences, Inc. 4.80% 2044	335	346
Gilead Sciences, Inc. 4.50% 2045	1,250	1,243
HCA Inc. 3.75% 2019	2,220	2,242
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 6.50% 2020	$1,550	$1,736
Humana Inc. 3.85% 2024	7,500	7,473
Humana Inc. 4.95% 2044	11,195	10,987
inVentiv Health Inc. 11.00% 2018[3]	2,365	2,282
inVentiv Health Inc. 12.00% 2018[3,7]	3,602	3,577
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,316
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,484
Laboratory Corporation of America Holdings 3.20% 2022	305	301
Laboratory Corporation of America Holdings 3.60% 2025	7,000	6,685
Laboratory Corporation of America Holdings 4.70% 2045	16,865	15,404
McKesson Corp. 3.25% 2016	3,051	3,097
McKesson Corp. 2.284% 2019	8,810	8,809
McKesson Corp. 3.796% 2024	6,245	6,320
Medtronic, Inc. 2.50% 2020[3]	1,785	1,788
Medtronic, Inc. 3.50% 2025[3]	15,235	15,203
Medtronic, Inc. 4.625% 2045[3]	25,245	25,522
Merck & Co., Inc. 2.80% 2023	9,950	9,787
Merck & Co., Inc. 3.70% 2045	9,850	8,787
Novartis Capital Corp. 3.40% 2024	7,320	7,431
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,660	1,469
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	944	927
Pfizer Inc. 3.40% 2024	1,815	1,829
Pfizer Inc. 7.20% 2039	3,300	4,547
Pfizer Inc. 4.40% 2044	500	493
Quest Diagnostics Inc. 3.50% 2025	685	650
Quintiles Transnational Corp. 4.875% 2023[3]	400	403
Roche Holdings, Inc. 2.25% 2019[3]	16,330	16,439
Roche Holdings, Inc. 6.00% 2019[3]	9,322	10,640
Roche Holdings, Inc. 2.875% 2021[3]	7,250	7,308
Roche Holdings, Inc. 3.35% 2024[3]	3,245	3,275
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	544
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,432
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	621
Tenet Healthcare Corp. 6.75% 2023[3]	905	925
Thermo Fisher Scientific Inc. 1.30% 2017	310	310
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,046
Thermo Fisher Scientific Inc. 3.30% 2022	335	331
Thermo Fisher Scientific Inc. 4.15% 2024	750	765
Thermo Fisher Scientific Inc. 5.30% 2044	2,230	2,357
UnitedHealth Group Inc. 1.40% 2017	3,020	3,024
UnitedHealth Group Inc. 2.875% 2023	4,620	4,446
VPI Escrow Corp. 6.75% 2018[3]	3,000	3,152
VPI Escrow Corp. 6.375% 2020[3]	835	881
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,796
VRX Escrow Corp. 5.875% 2023[3]	810	831
VRX Escrow Corp. 6.125% 2025[3]	555	573
VWR Funding, Inc. 7.25% 2017	2,500	2,591
WellPoint, Inc. 2.30% 2018	7,440	7,486
WellPoint, Inc. 2.25% 2019	1,250	1,235
Zimmer Holdings, Inc. 2.70% 2020	1,400	1,393
Zimmer Holdings, Inc. 3.15% 2022	10,335	10,172
Zimmer Holdings, Inc. 3.55% 2025	21,330	20,686
American Funds Insurance Series — Bond Fund — Page 93 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 4.25% 2035	$3,825	$3,538
Zimmer Holdings, Inc. 4.45% 2045	9,190	8,432
		591,948
Energy 3.87%
Alpha Natural Resources, Inc. 7.50% 2020[3]	3,000	765
Alpha Natural Resources, Inc. 7.50% 2020[3]	913	233
American Energy - Woodford LLC 12.00% 2020[3,7]	700	502
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	429
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	1,031
American Energy (Permian Basin) 7.125% 2020[3]	2,075	1,432
American Energy (Permian Basin) 7.375% 2021[3]	725	496
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,977
Anadarko Petroleum Corp. 8.70% 2019	1,255	1,518
Arch Coal, Inc. 7.00% 2019	1,875	281
Arch Coal, Inc. 7.25% 2021	1,525	221
Baytex Energy Corp. 5.125% 2021[3]	1,300	1,225
Baytex Energy Corp. 5.625% 2024[3]	700	653
Boardwalk Pipeline Partners 3.375% 2023	3,750	3,402
Boardwalk Pipelines, LP 4.95% 2024	2,040	2,001
BP Capital Markets PLC 0.696% 2016[4]	14,560	14,560
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,486
Canadian Natural Resources Ltd. 3.80% 2024	280	277
Cenovus Energy Inc. 3.80% 2023	1,120	1,107
Chevron Corp. 2.355% 2022	5,000	4,784
Chevron Corp. 2.411% 2022	3,630	3,529
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,753
Columbia Pipeline Partners LP 3.30% 2020[3]	1,110	1,115
Columbia Pipeline Partners LP 4.50% 2025[3]	4,485	4,426
Columbia Pipeline Partners LP 5.80% 2045[3]	2,300	2,267
Denbury Resources Inc. 4.625% 2023	1,000	843
Devon Energy Corp. 2.25% 2018	7,310	7,331
Devon Energy Corp. 3.25% 2022	5,200	5,141
Devon Energy Corp. 5.00% 2045	1,900	1,876
Diamond Offshore Drilling, Inc. 4.875% 2043	12,535	9,971
Ecopetrol SA 5.375% 2026	630	624
Ecopetrol SA 5.875% 2045	1,245	1,105
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,764
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,958
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,099
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,234
Enbridge Inc. 4.00% 2023	7,030	6,849
Enbridge Inc. 4.50% 2044	5,250	4,316
Energy Transfer Partners, LP 4.75% 2026	1,150	1,136
Energy Transfer Partners, LP 6.125% 2045	1,000	1,006
EnLink Midstream Partners, LP 2.70% 2019	155	153
EnLink Midstream Partners, LP 4.40% 2024	525	527
EnLink Midstream Partners, LP 4.15% 2025	1,685	1,648
EnLink Midstream Partners, LP 5.05% 2045	1,935	1,755
Ensco PLC, 5.20% 2025	1,080	1,070
Ensco PLC 5.75% 2044	50	45
Enterprise Products Operating LLC 3.70% 2026	2,105	2,050
Enterprise Products Operating LLC 4.85% 2044	2,215	2,084
Enterprise Products Operating LLC 4.90% 2046	315	297
American Funds Insurance Series — Bond Fund — Page 94 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EP Energy Corp. 6.375% 2023[3]	$675	$679
Husky Energy Inc. 7.25% 2019	3,390	3,960
Jupiter Resources Inc. 8.50% 2022[3]	2,000	1,685
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,836
Kinder Morgan Energy Partners, LP 3.50% 2021	555	547
Kinder Morgan Energy Partners, LP 3.50% 2023	2,900	2,705
Kinder Morgan Energy Partners, LP 4.15% 2024	3,865	3,744
Kinder Morgan Energy Partners, LP 4.25% 2024	300	292
Kinder Morgan Energy Partners, LP 6.50% 2037	900	928
Kinder Morgan Energy Partners, LP 5.00% 2043	525	458
Kinder Morgan Energy Partners, LP 5.40% 2044	5,595	5,084
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	1,163
Kinder Morgan, Inc. 4.30% 2025	8,850	8,596
Kinder Morgan, Inc. 5.30% 2034	970	897
Kinder Morgan, Inc. 5.55% 2045	9,650	8,921
Matador Resources Co. 6.875% 2023[3]	150	154
NGL Energy Partners LP 6.875% 2021	1,000	1,045
NGPL PipeCo LLC 7.119% 2017[3]	3,025	3,116
NGPL PipeCo LLC 9.625% 2019[3]	4,850	4,935
Noble Corp PLC 4.00% 2018	430	440
Noble Corp PLC 5.95% 2025	1,995	1,968
Noble Corp PLC 6.95% 2045	1,760	1,621
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	4,100	3,178
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,624	1,889
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,5]	213	147
PDC Energy Inc. 7.75% 2022	2,775	2,914
Peabody Energy Corp. 6.00% 2018	3,300	1,601
Peabody Energy Corp. 6.50% 2020	500	173
Petrobras Global Finance Co. 6.25% 2024	930	900
Petrobras Global Finance Co. 6.85% 2115	335	278
Petrobras International Finance Co. 5.375% 2021	2,360	2,277
Petróleos Mexicanos 7.47% 2026	MXN295,000	17,883
Petróleos Mexicanos 5.625% 2046[3]	$330	309
Phillips 66 Partners LP 3.605% 2025	345	325
Phillips 66 Partners LP 4.68% 2045	125	110
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	1,808	1,623
Range Resources Corp. 4.875% 2025[3]	2,075	2,023
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	627	679
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	603	624
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,573
Rice Energy Inc. 6.25% 2022	1,075	1,072
Rice Energy Inc. 7.25% 2023[3]	150	155
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,383
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,302
Sabine Pass Liquefaction, LLC 5.75% 2024	940	941
Samson Investment Co. 9.75% 2020	1,200	75
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6]	150	60
Seven Generations Energy Ltd. 6.75% 2023[3]	175	175
Shell International Finance BV 2.125% 2020	395	395
Shell International Finance BV 3.25% 2025	1,790	1,774
Shell International Finance BV 4.125% 2035	950	930
Shell International Finance BV 4.375% 2045	2,410	2,379
SM Energy Co. 5.625% 2025	425	422
Southwestern Energy Co. 4.95% 2025	6,730	6,802
American Funds Insurance Series — Bond Fund — Page 95 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Spectra Energy Partners, LP 2.95% 2018	$1,615	$1,652
Statoil ASA 0.564% 2018[4]	5,275	5,270
Statoil ASA 2.75% 2021	3,370	3,367
Statoil ASA 3.25% 2024	1,485	1,477
TC PipeLines, LP 4.375% 2025	1,700	1,680
Tesoro Logistics LP 5.50% 2019[3]	450	469
Total Capital Canada Ltd. 2.75% 2023	2,140	2,067
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,378
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	11,145	10,616
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	725	735
Transocean Inc. 2.50% 2017	545	530
Transocean Inc. 6.875% 2021	5,845	5,297
Transocean Inc. 4.30% 2022	2,195	1,668
Western Gas Partners LP 2.60% 2018	280	282
Western Gas Partners LP 3.95% 2025	3,495	3,366
Williams Partners LP 5.25% 2020	6,035	6,573
Williams Partners LP 3.60% 2022	7,250	7,043
Williams Partners LP 4.50% 2023	500	504
Williams Partners LP 4.30% 2024	10,060	9,899
Williams Partners LP 3.90% 2025	2,155	2,026
Williams Partners LP 4.00% 2025	7,400	6,935
Williams Partners LP 5.40% 2044	555	507
Williams Partners LP 4.90% 2045	455	391
Williams Partners LP 5.10% 2045	15,805	13,966
Woodside Finance Ltd. 4.60% 2021[3]	6,535	7,002
		382,197
Consumer discretionary 3.13%
Amazon.com, Inc. 3.30% 2021	500	507
Amazon.com, Inc. 3.80% 2024	1,080	1,085
Amazon.com, Inc. 4.95% 2044	1,915	1,867
AOL Time Warner Inc. 7.625% 2031	1,750	2,278
Boyd Gaming Corp. 6.875% 2023	2,525	2,601
Burger King Corp. 6.00% 2022[3]	2,075	2,137
California Institute of Technology 4.321% 2045	750	749
CBS Corp. 2.30% 2019	1,000	988
CBS Outdoor Americas Inc. 5.625% 2024	275	282
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,720
Cinemark USA, Inc. 5.125% 2022	650	647
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	732
Comcast Corp. 6.30% 2017	1,880	2,093
Comcast Corp. 5.15% 2020	2,500	2,814
Comcast Corp. 3.375% 2025	8,755	8,644
Comcast Corp. 4.75% 2044	2,575	2,611
Comcast Corp. 4.60% 2045	11,700	11,584
Cumulus Media Holdings Inc. 7.75% 2019	1,715	1,580
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	1,697	1,615
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,135
DaimlerChrysler North America Holding Corp. 1.115% 2018[3,4]	7,500	7,569
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,920	2,884
DaimlerChrysler North America Holding Corp. 2.45% 2020[3]	1,500	1,490
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	21,174
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	753
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,000	7,877
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	$475	$476
Dollar General Corp. 4.125% 2017	622	651
Dollar General Corp. 1.875% 2018	1,211	1,206
Family Tree Escrow LLC 5.25% 2020[3]	350	368
Family Tree Escrow LLC 5.75% 2023[3]	725	761
Ford Motor Credit Co. 2.375% 2019	24,900	24,824
Ford Motor Credit Co. 2.597% 2019	10,910	10,833
Ford Motor Credit Co. 2.459% 2020	640	629
Ford Motor Credit Co. 3.219% 2022	7,315	7,236
Ford Motor Credit Co. 3.664% 2024	500	494
Gannett Co., Inc. 5.125% 2019	1,130	1,167
Gannett Co., Inc. 4.875% 2021[3]	290	289
Gannett Co., Inc. 6.375% 2023	340	355
General Motors Co. 5.00% 2035	15,015	14,788
General Motors Financial Co. 4.375% 2021	1,845	1,917
George Washington University 4.868% 2045	8,945	8,959
Home Depot, Inc. 4.40% 2021	7,500	8,271
Home Depot, Inc. 2.625% 2022	400	394
Home Depot, Inc. 4.25% 2046	12,900	12,508
Hyundai Capital America 2.60% 2020[3]	325	325
Limited Brands, Inc. 6.625% 2021	1,224	1,352
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,000	2,010
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,025
MGM Resorts International 7.75% 2022	2,000	2,210
Michaels Stores, Inc. 5.875% 2020[3]	2,050	2,152
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,532
NBCUniversal Media, LLC 5.15% 2020	10,000	11,228
NBCUniversal Media, LLC 2.875% 2023	2,500	2,429
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,312
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	1,251
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,728	3,712
News America Inc. 4.50% 2021	3,930	4,255
News America Inc. 4.00% 2023	1,100	1,134
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,237
PETsMART, Inc. 7.125% 2023[3]	425	446
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,574
RCI Banque 3.50% 2018[3]	8,280	8,602
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,260
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,644
Seminole Tribe of Florida 7.804% 2020[3,5]	750	804
Six Flags Entertainment Corp. 5.25% 2021[3]	775	794
Stackpole Intl. 7.75% 2021[3]	2,840	2,812
Starbucks Corp. 2.70% 2022	215	214
Starbucks Corp. 4.30% 2045	1,270	1,251
Target Corp. 6.00% 2018	3,000	3,338
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,445
Thomson Reuters Corp. 4.30% 2023	240	248
Thomson Reuters Corp. 5.65% 2043	635	674
Time Warner Inc. 3.60% 2025	4,425	4,306
Time Warner Inc. 6.20% 2040	5,450	6,193
Toyota Motor Credit Corp. 2.125% 2019	500	502
Toyota Motor Credit Corp. 2.15% 2020	1,000	999
Viacom Inc. 4.25% 2023	1,950	1,966
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Viacom Inc. 4.85% 2034	$5,895	$5,453
Viacom Inc. 5.85% 2043	4,550	4,530
Viacom Inc. 5.25% 2044	250	234
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	522
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,499
Walt Disney Co. 5.50% 2019	5,000	5,651
Warner Music Group 5.625% 2022[3]	1,000	1,005
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	468
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	845
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,945
		308,214
Utilities 3.10%
AES Corp. 7.375% 2021	975	1,075
American Electric Power Co. 1.65% 2017	2,870	2,874
American Electric Power Co. 2.95% 2022	2,000	1,942
Berkshire Hathaway Energy Co. 3.50% 2025	6,455	6,431
Berkshire Hathaway Energy Co. 4.50% 2045	12,190	11,913
Boston Gas Co. 4.487% 2042[3]	470	471
Calpine Corp. 5.375% 2023	910	899
Calpine Corp. 7.875% 2023[3]	937	1,017
Calpine Corp. 5.50% 2024	335	326
CEZ, a s 4.25% 2022[3]	5,285	5,548
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,085
CMS Energy Corp. 8.75% 2019	6,984	8,609
CMS Energy Corp. 5.05% 2022	16,788	18,484
CMS Energy Corp. 3.875% 2024	3,595	3,657
CMS Energy Corp. 4.875% 2044	1,000	1,035
Comision Federal de Electricidad 4.875% 2024[3]	600	615
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,941
Dominion Gas Holdings LLC 2.50% 2019	1,835	1,855
Dominion Gas Holdings LLC 3.60% 2024	9,176	9,136
Dominion Gas Holdings LLC 4.60% 2044	4,500	4,236
Duke Energy Corp. 3.95% 2023	2,520	2,616
Duke Energy Corp. 3.75% 2024	2,995	3,053
Dynegy Finance Inc. 6.75% 2019[3]	380	397
Dynegy Finance Inc. 7.375% 2022[3]	1,125	1,184
Dynegy Finance Inc. 7.625% 2024[3]	1,430	1,523
E.ON International Finance BV 5.80% 2018[3]	5,000	5,538
EDP Finance BV 4.125% 2020[3]	1,000	1,012
Electricité de France SA 2.15% 2019[3]	145	146
Electricité de France SA 4.60% 2020[3]	1,191	1,306
Enel Società per Azioni 8.75% 2073[3]	1,000	1,160
Exelon Corp. 3.95% 2025	1,410	1,419
Exelon Corp. 5.10% 2045	1,360	1,364
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	2,000
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,566
MidAmerican Energy Holdings Co. 3.75% 2023	13,530	13,853
Midwest Generation, LLC, Series B, 8.56% 2016[5,8,9]	182	182
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	17,496
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	1,000	1,021
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,467
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	997
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	7,889
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northeast Utilities 3.15% 2025	$1,640	$1,585
NV Energy, Inc 6.25% 2020	10,219	11,839
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,110
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,780
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,240
Pacific Gas and Electric Co. 3.40% 2024	850	850
Pacific Gas and Electric Co. 4.75% 2044	336	346
Pacific Gas and Electric Co. 4.30% 2045	1,664	1,599
PG&E Corp. 2.40% 2019	3,810	3,816
Progress Energy, Inc. 7.05% 2019	3,180	3,697
Progress Energy, Inc. 7.75% 2031	1,920	2,591
PSEG Power LLC 2.75% 2016	3,400	3,469
Public Service Co. of Colorado 5.80% 2018	7,860	8,837
Public Service Co. of Colorado 3.20% 2020	5,000	5,211
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,713
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,904
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,498
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,183
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	2,500	2,448
Southern Co. 2.15% 2019	10,675	10,567
Tampa Electric Co. 2.60% 2022	5,250	5,064
Teco Finance, Inc. 5.15% 2020	4,026	4,488
TXU, Term Loan, 4.65% 2017[4,5,6,9]	3,749	2,167
Virginia Electric and Power Co. 1.20% 2018	5,400	5,382
Virginia Electric and Power Co. 2.95% 2022	3,090	3,080
Virginia Electric and Power Co. 4.45% 2044	8,295	8,319
Xcel Energy Inc. 4.70% 2020	1,800	1,964
Xcel Energy Inc. 3.30% 2025	1,165	1,145
		306,230
Consumer staples 2.87%
Altria Group, Inc. 2.625% 2020	435	433
Altria Group, Inc. 2.85% 2022	5,000	4,808
Altria Group, Inc. 4.00% 2024	150	152
Altria Group, Inc. 9.95% 2038	3,200	5,154
Altria Group, Inc. 10.20% 2039	3,100	5,106
Altria Group, Inc. 4.50% 2043	3,000	2,779
Altria Group, Inc. 5.375% 2044	8,440	8,969
British American Tobacco International Finance PLC 1.85% 2018[3]	5,550	5,564
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	17,509
British American Tobacco International Finance PLC 2.75% 2020[3]	6,000	6,047
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,073
British American Tobacco International Finance PLC 3.95% 2025[3]	7,750	7,842
Brown-Forman Corp. 4.50% 2045	1,600	1,581
Coca-Cola Co. 1.50% 2015	8,110	8,135
ConAgra Foods, Inc. 1.30% 2016	6,725	6,727
ConAgra Foods, Inc. 1.90% 2018	6,280	6,187
ConAgra Foods, Inc. 3.20% 2023	10,595	9,905
ConAgra Foods, Inc. 4.65% 2043	6,254	5,307
CVS Caremark Corp. 5.30% 2043	3,395	3,700
H.J Heinz Co. 4.875% 2025[3]	2,000	2,183
H.J. Heinz Co. 5.20% 2045[3]	1,250	1,284
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,345
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,760
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Foods Inc. 2.25% 2017	$3,485	$3,534
Kraft Foods Inc. 5.00% 2042	370	369
Kroger Co. 3.90% 2015	7,500	7,558
Kroger Co. 5.15% 2043	2,950	3,111
Pernod Ricard SA 4.45% 2022[3]	22,870	24,052
Philip Morris International Inc. 3.25% 2024	4,000	3,936
Philip Morris International Inc. 4.875% 2043	800	827
Philip Morris International Inc. 4.25% 2044	8,825	8,341
Reynolds American Inc. 2.30% 2018	6,700	6,755
Reynolds American Inc. 3.25% 2020	5,550	5,623
Reynolds American Inc. 3.25% 2022	4,500	4,336
Reynolds American Inc. 4.00% 2022	4,455	4,552
Reynolds American Inc. 4.85% 2023	6,430	6,797
Reynolds American Inc. 4.45% 2025	26,970	27,491
Reynolds American Inc. 5.70% 2035	2,085	2,162
Reynolds American Inc. 6.15% 2043	3,850	4,136
Reynolds American Inc. 5.85% 2045	13,500	14,245
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,527
The JM Smucker Co. 2.50% 2020[3]	120	119
The JM Smucker Co. 3.00% 2022[3]	375	368
The JM Smucker Co. 3.50% 2025[3]	785	768
The JM Smucker Co. 4.25% 2035[3]	420	393
The JM Smucker Co. 4.375% 2045[3]	170	156
Tyson Foods, Inc. 2.65% 2019	600	604
Tyson Foods, Inc. 3.95% 2024	1,050	1,058
Tyson Foods, Inc. 5.15% 2044	6,680	6,871
WM. Wrigley Jr. Co 2.90% 2019[3]	500	509
WM. Wrigley Jr. Co 3.375% 2020[3]	16,630	17,141
		282,889
Telecommunication services 1.58%
Altice Financing SA 6.625% 2023[3]	3,550	3,533
Altice Finco SA 6.50% 2022[3]	300	301
Altice Finco SA 7.625% 2025[3]	250	241
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	970
Altice SA 7.625% 2025[3]	700	660
América Móvil, SAB de CV 7.125% 2024	MXN42,060	2,608
AT&T Inc. 1.40% 2017	$3,615	3,593
AT&T Inc. 3.00% 2022	14,765	14,265
AT&T Inc. 3.40% 2025	8,249	7,848
AT&T Inc. 4.50% 2035	6,575	6,045
AT&T Inc. 4.80% 2044	1,696	1,562
AT&T Inc. 4.35% 2045	2,790	2,390
AT&T Inc. 4.75% 2046	14,943	13,580
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,827
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,589
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,690
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,809
Digicel Group Ltd. 6.00% 2021[3]	950	918
France Télécom 9.00% 2031	1,580	2,230
Frontier Communications Corp. 9.25% 2021	2,100	2,208
Frontier Communications Corp. 8.75% 2022	425	423
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,826
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,410
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Numericable Group SA 6.00% 2022[3]	$1,200	$1,186
Orange SA 2.75% 2019	3,570	3,622
Sprint Nextel Corp. 7.00% 2020	3,000	2,985
Sprint Nextel Corp. 7.25% 2021	1,925	1,900
Sprint Nextel Corp. 11.50% 2021	925	1,091
Sprint Nextel Corp. 7.875% 2023	2,500	2,444
Verizon Communications Inc. 5.15% 2023	13,177	14,462
Verizon Communications Inc. 4.272% 2036[3]	20,510	18,457
Verizon Communications Inc. 4.522% 2048[3]	19,387	17,146
Wind Acquisition SA 4.75% 2020[3]	2,850	2,832
Wind Acquisition SA 7.375% 2021[3]	2,500	2,534
		156,185
Industrials 1.13%
AerCap Holdings NV 2.75% 2017[3]	150	149
Altegrity, Inc. 9.50% 2019[3]	2,000	1,895
Atlas Copco AB 5.60% 2017[3]	2,340	2,518
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[4,5,6]	1,353	1,364
BNSF Funding Trust I 6.613% 2055	1,680	1,924
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,672
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,123
Burlington Northern Santa Fe LLC 4.15% 2045	4,160	3,850
Canadian National Railway Co. 5.55% 2018	5,000	5,536
CEVA Group PLC 7.00% 2021[3]	775	752
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	853	800
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,226	1,149
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	889	833
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	153	144
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	65	67
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	415	431
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,110	1,162
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	497	544
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	215	223
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	469	500
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,799	1,992
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	675	768
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	612
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 6.25% 2018[4,5,6]	1,390	1,394
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 6.25% 2018[4,5,6]	582	584
Esterline Technologies Corp. 7.00% 2020	2,475	2,575
Euramax International, Inc. 9.50% 2016	1,775	1,757
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,229
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,6]	1,922	1,880
Gates Global LLC 6.00% 2022[3]	1,050	956
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1,191	1,175
General Electric Capital Corp. 2.30% 2017	5,000	5,098
General Electric Capital Corp. 2.20% 2020	6,500	6,497
General Electric Capital Corp. 3.10% 2023	6,460	6,441
General Electric Co. 2.70% 2022	5,000	4,891
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[4,5,6,8,9]	78	74
HD Supply, Inc. 5.25% 2021[3]	825	839
KLX Inc. 5.875% 2022[3]	960	974
LMI Aerospace Inc. 7.375% 2019	1,450	1,446
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	$4,075	$4,019
Norfolk Southern Corp. 5.75% 2016	1,880	1,930
R.R. Donnelley & Sons Co. 6.50% 2023	625	648
Republic Services, Inc. 5.00% 2020	5,000	5,503
Siemens AG 2.15% 2020[3]	5,500	5,433
Siemens AG 2.90% 2022[3]	4,500	4,443
Siemens AG 3.25% 2025[3]	4,990	4,905
Siemens AG 4.40% 2045[3]	750	740
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,628
TransDigm Inc. 5.50% 2020	2,175	2,172
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
US Investigations Services, Inc. 13.00% 2020[3,7,8,9]	867	477
US Investigations Services, Inc. 14.00% 2020[3,7,8,9]	628	346
US Investigations Services, Inc. 15.00% 2021[3,7,8,9]	1,515	136
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[5,6,7,8]	336	336
Watco Companies 6.375% 2023[3]	1,505	1,531
		111,126
Information technology 0.76%
ORACLE CORP	3,610	3,354
Alcatel-Lucent USA Inc. 6.75% 2020[3]	2,580	2,738
Alcatel-Lucent USA Inc. 8.875% 2020[3]	2,450	2,674
Apple Inc. 2.00% 2020	500	497
First Data Corp. 8.25% 2021[3]	600	634
First Data Corp. 11.75% 2021	975	1,099
First Data Corp. 12.625% 2021	3,500	4,051
Harris Corp. 1.999% 2018	6,400	6,382
Harris Corp. 2.70% 2020	2,080	2,054
Harris Corp. 3.832% 2025	1,365	1,328
Harris Corp. 4.854% 2035	6,590	6,316
Harris Corp. 5.054% 2045	7,085	6,752
Informatica Corp. 7.125% 2023[3]	625	619
International Business Machines Corp. 4.00% 2042	300	270
Lam Research Corp. 2.75% 2020	440	437
Microsoft Corp. 3.75% 2045	500	450
Oracle Corp. 2.80% 2021	6,500	6,579
QUALCOMM Inc. 3.45% 2025	1,250	1,218
QUALCOMM Inc. 4.80% 2045	16,250	15,573
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,986	1,998
SRA International, Inc. 11.00% 2019	1,625	1,731
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	2,668	2,678
SunGard Data Systems Inc. 7.375% 2018	1,067	1,106
SunGard Data Systems Inc. 7.625% 2020	2,425	2,543
Xerox Corp. 2.95% 2017	1,670	1,711
		74,792
Materials 0.62%
ArcelorMittal 5.125% 2020	200	203
ArcelorMittal 6.25% 2021	665	699
ArcelorMittal 7.00% 2022	1,775	1,921
ArcelorMittal 6.125% 2025	125	125
ArcelorMittal 7.50% 2041	2,500	2,462
Chemours Co. 6.625% 2023[3]	950	923
Chemours Co. 7.00% 2025[3]	395	384
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
E.I. du Pont de Nemours and Co. 2.80% 2023	$7,500	$7,306
Ecolab Inc. 3.00% 2016	5,455	5,584
First Quantum Minerals Ltd. 6.75% 2020[3]	3,917	3,809
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	3,765
FMG Resources 9.75% 2022[3]	2,750	2,846
Holcim Ltd. 5.15% 2023[3]	1,760	1,929
JMC Steel Group Inc. 8.25% 2018[3]	3,950	3,629
Monsanto Co. 2.75% 2021	2,770	2,720
Monsanto Co. 4.70% 2064	10,750	9,309
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,759
Reynolds Group Inc. 5.75% 2020	3,235	3,324
Ryerson Inc. 9.00% 2017	1,925	1,944
Ryerson Inc. 11.25% 2018	401	407
Teck Resources Ltd. 3.15% 2017	2,880	2,913
Tembec Industries Inc. 9.00% 2019[3]	705	672
Walter Energy, Inc. 9.875% 2020	625	22
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,784
		61,439
Total corporate bonds & notes		3,006,532
Mortgage-backed obligations 19.44% Federal agency mortgage-backed obligations 15.77%
Fannie Mae 5.50% 2023[5]	1,469	1,581
Fannie Mae 4.00% 2024[5]	484	510
Fannie Mae 4.50% 2025[5]	781	838
Fannie Mae 6.00% 2026[5]	561	636
Fannie Mae 5.50% 2027[5]	343	385
Fannie Mae 6.00% 2027[5]	911	1,033
Fannie Mae 1.765% 2037[4,5]	1,829	1,921
Fannie Mae 6.00% 2037[5]	2,574	2,934
Fannie Mae 6.00% 2037[5]	359	407
Fannie Mae 5.50% 2038[5]	5,917	6,637
Fannie Mae 5.50% 2038[5]	683	769
Fannie Mae 5.00% 2040[5]	1,029	1,141
Fannie Mae 4.00% 2041[5]	13,714	14,687
Fannie Mae 5.00% 2041[5]	8,123	9,040
Fannie Mae 5.00% 2041[5]	6,414	7,136
Fannie Mae 5.00% 2041[5]	3,670	4,135
Fannie Mae 5.00% 2041[5]	2,677	3,003
Fannie Mae 5.00% 2041[5]	1,914	2,157
Fannie Mae 5.00% 2041[5]	1,236	1,392
Fannie Mae 4.00% 2042[5]	9,654	10,335
Fannie Mae 4.00% 2042[5]	1,484	1,590
Fannie Mae 4.00% 2043[5]	12,261	13,126
Fannie Mae 4.00% 2044[5]	8,752	9,351
Fannie Mae 4.00% 2044[5]	4,193	4,491
Fannie Mae 3.50% 2045[5,10]	130,000	133,379
Fannie Mae 4.50% 2045[5,10]	369,430	399,158
Fannie Mae, Series 2001-4, Class GA, 9.414% 2025[4,5]	13	15
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	42	49
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	31	34
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	50	58
Fannie Mae, Series 2002-W1, Class 2A, 6.443% 2042[4,5]	62	72
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2033[5]	$317	$355
Freddie Mac 3.00% 2035[5]	75,944	77,085
Freddie Mac 5.50% 2038[5]	347	388
Freddie Mac 5.50% 2038[5]	264	295
Freddie Mac 5.50% 2039[5]	506	566
Freddie Mac 4.50% 2040[5]	1,016	1,097
Freddie Mac 5.50% 2040[5]	1,773	1,985
Freddie Mac 4.50% 2041[5]	3,853	4,177
Freddie Mac 4.50% 2041[5]	1,092	1,182
Freddie Mac 5.00% 2041[5]	8,844	9,939
Freddie Mac 5.50% 2041[5]	2,699	3,022
Freddie Mac 4.00% 2043[5]	7,237	7,715
Freddie Mac 4.00% 2043[5]	3,746	3,994
Freddie Mac 4.00% 2043[5]	2,999	3,204
Freddie Mac 4.00% 2044[5]	3,105	3,317
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	287	324
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	622	520
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	566	481
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	782	867
Government National Mortgage Assn. 4.50% 2040[5]	2,456	2,681
Government National Mortgage Assn. 4.00% 2044[5]	130,157	137,830
Government National Mortgage Assn. 4.00% 2045[5,10]	350,000	369,988
Government National Mortgage Assn. 4.00% 2045[5,10]	277,450	293,707
		1,556,719
Commercial mortgage-backed securities 3.43%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	3,005	3,097
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	6,360	6,430
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[4,5]	2,405	2,543
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[4,5]	3,020	3,246
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[4,5]	3,293	3,587
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	1,755	1,872
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	2,380	2,600
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[4,5]	2,142	2,189
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[4,5]	5,000	5,415
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[4,5]	5,951	5,957
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	10,712	11,096
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,350	3,526
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	13,820	13,970
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	17,540	18,146
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.89% 2039[4,5]	5,128	5,422
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	10,650	11,208
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	16,305	16,456
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[4,5]	10,787	11,032
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	17,156	18,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	12,610	13,540
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	7,820	7,818
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	2,000	2,013
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	3,780	3,816
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	600	608
Hilton USA Trust, Series 2013-HLT, EFX, 5.609% 2030[3,4,5]	400	406
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	3,375	3,469
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	2,979	3,090
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[4,5]	9,513	9,755
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	$8,163	$8,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[4,5]	26,750	28,407
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,871	6,272
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,373	2,553
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	9,049	9,336
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	1,187	1,318
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[4,5]	2,813	3,037
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,445	2,585
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	2,200	2,310
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	13,725	14,703
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,5]	2,110	2,316
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[4,5]	1,955	2,068
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	19,720	20,506
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[4,5]	6,195	6,655
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	5,017	5,233
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,307
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[4,5]	10,297	11,004
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,872
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	8,810	9,355
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[4,5]	3,500	3,705
		338,205
Other mortgage-backed securities 0.24%
Nordea Kredit 2.00% 2037[5]	DKr55,800	7,984
Northern Rock PLC 5.625% 2017[3,5]	$1,868	2,038
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr25,900	3,706
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	8,800	1,253
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	59,500	8,469
		23,450
Total mortgage-backed obligations		1,918,374
Bonds & notes of governments & government agencies outside the U.S. 4.18%
Argentina (Republic of) 7.00% 2017	$1,980	1,906
Bermuda Government 5.603% 2020[3]	4,710	5,275
Bermuda Government 5.603% 2020	2,735	3,063
Bermuda Government 4.138% 2023[3]	1,000	1,018
Bermuda Government 4.854% 2024[3]	6,215	6,588
German Government 0.10% 2026[2]	€25,504	30,305
Greek Government 3.00%/3.65% 2023[11]	320	159
Greek Government 3.00%/3.65% 2024[11]	320	154
Greek Government 3.00%/3.65% 2025[11]	320	151
Greek Government 3.00%/3.65% 2026[11]	320	145
Greek Government 3.00%/3.65% 2027[11]	320	143
Greek Government 3.00%/3.65% 2028[11]	320	142
Greek Government 3.00%/3.65% 2029[11]	320	141
Greek Government 3.00%/3.65% 2030[11]	320	140
Greek Government 3.00%/3.65% 2031[11]	320	139
Greek Government 3.00%/3.65% 2032[11]	320	138
Greek Government 3.00%/3.65% 2033[11]	320	136
Greek Government 3.00%/3.65% 2034[11]	320	137
Greek Government 3.00%/3.65% 2035[11]	320	135
Greek Government 3.00%/3.65% 2036[11]	320	136
Greek Government 3.00%/3.65% 2037[11]	320	137
American Funds Insurance Series — Bond Fund — Page 105 of 161

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greek Government 3.00%/3.65% 2038[11]	€320	$137
Greek Government 3.00%/3.65% 2039[11]	320	136
Greek Government 3.00%/3.65% 2040[11]	320	137
Greek Government 3.00%/3.65% 2041[11]	320	137
Greek Government 3.00%/3.65% 2042[11]	320	137
India (Republic of) 8.60% 2028	INR1,979,000	32,268
Indonesia (Republic of) 7.875% 2019	IDR112,600,000	8,393
Indonesia (Republic of) 4.125% 2025[3]	$4,550	4,476
Indonesia (Republic of), Series 71, 9.00% 2029	IDR27,000,000	2,142
Indonesia (Republic of) 8.375% 2034	99,000,000	7,442
Irish Government 3.90% 2023	€5,000	6,658
Irish Government 2.40% 2030	37,000	42,853
Italian Government 4.50% 2024	17,000	22,363
Japanese Government, Series 19, 0.10% 2024[2]	¥4,785,610	42,039
Province of Manitoba 3.05% 2024	$5,050	5,189
Province of Ontario 3.20% 2024	9,000	9,307
Slovenia (Republic of) 5.50% 2022	18,585	20,680
Slovenia (Republic of) 5.85% 2023	15,150	17,217
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,523
Slovenia (Republic of) 5.25% 2024	3,820	4,183
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR98,000	6,140
Spanish Government 5.40% 2023	€10,000	13,860
Spanish Government 5.15% 2044	41,475	61,864
United Mexican States Government 3.50% 2017[2]	MXN670,930	8,610
United Mexican States Government 4.50% 2025[2]	1,581,279	21,847
United Mexican States Government Global 3.60% 2025	$12,000	11,862
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,559
United Mexican States Government Global 5.55% 2045	4,030	4,312
		412,759
Federal agency bonds & notes 1.84%
CoBank, ACB 7.875% 2018[3]	2,285	2,627
CoBank, ACB 0.886% 2022[3,4]	14,990	14,166
Fannie Mae 2.625% 2024	12,910	12,859
Freddie Mac 0.50% 2015	20,000	20,005
Freddie Mac 1.25% 2019	44,500	43,875
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	6,875	7,205
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	7,500	7,461
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	9,640	9,877
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	6,650	7,019
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	12,440	12,342
Tennessee Valley Authority 5.88% 2036	3,750	4,852
Tennessee Valley Authority 5.25% 2039	15,315	18,538
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,778
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,040
		181,644
Municipals 1.07%
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,018
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,555
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,054
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,632
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,254
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,746
American Funds Insurance Series — Bond Fund — Page 106 of 161

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Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of California, Various Purpose G.O. Bonds, 7.625% 2040	$2,900	$4,196
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	13,611
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,262
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	1,876
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,001
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,731
		105,936
Asset-backed obligations 0.71%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,939
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,664
Chase Issuance Trust, Series 2013-A7, Class A, 0.616% 2020[4,5]	9,565	9,597
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[4,5]	7,980	7,987
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	1,200	1,208
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,576
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	11,000	10,932
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,8,12]	7,974	7,905
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.381% 2037[4,5]	1,450	292
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	1,780	1,786
		69,886
Total bonds, notes & other debt instruments (cost: $9,162,068,000)		9,130,762
Preferred securities 0.01% Financials 0.01%	Shares
Morgan Stanley, Series I, depositary shares	24,800	632
Citigroup Inc., Series K, depositary shares	20,195	538
Total preferred securities (cost: $1,125,000)		1,170
Common stocks 0.02% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[8,13]	2,409,545	5
Adelphia Recovery Trust, Series ACC-6B8,13	500,000	—
Revel AC, Inc.[8,12,13]	19,511	—
		5
Miscellaneous 0.02%
Other common stocks in initial period of acquisition		2,241
Total common stocks (cost: $4,617,000)		2,246
Short-term securities 17.61%	Principal amount (000)
Apple Inc. 0.11% due 7/30/2015[3]	$44,300	44,295
Caterpillar Financial Services Corp. 0.10% due 8/20/2015	65,000	64,985
Chariot Funding, LLC 0.30% due 10/23/2015[3]	25,000	24,976
Chevron Corp. 0.10%–0.12% due 9/2/2015–9/22/2015[3]	73,100	73,074
Coca-Cola Co. 0.20%–0.38% due 10/14/2015–1/11/2016[3]	72,700	72,579
ExxonMobil Corp. 0.10% due 8/17/2015	57,000	56,989
American Funds Insurance Series — Bond Fund — Page 107 of 161

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Short-term securities	Principal amount (000)	Value (000)
Fannie Mae 0.09%–0.24% due 7/2/2015–1/19/2016	$159,500	$159,445
Federal Farm Credit Banks 0.11% due 7/17/2015	27,900	27,900
Federal Home Loan Bank 0.06%–0.19% due 7/6/2015–1/20/2016	666,200	666,105
Freddie Mac 0.10%–0.21% due 7/9/2015–1/4/2016	227,900	227,860
General Electric Capital Corp. 0.19%–0.27% due 9/23/2015–11/19/2015	77,500	77,453
John Deere Capital Corp. 0.11%–0.13% due 7/20/2015–8/11/2015[3]	61,100	61,092
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	25,000	24,949
Paccar Financial Corp. 0.10% due 7/1/2015	25,000	25,000
Private Export Funding Corp. 0.22% due 8/3/2015[3]	25,000	24,996
United Technologies Corp. 0.12% due 7/27/2015–8/3/2015[3]	106,400	106,385
Total short-term securities (cost: $1,737,891,000)		1,738,083
Total investment securities 110.16% (cost: $10,905,701,000)		10,872,261
Other assets less liabilities (10.16)%		(1,002,972)
Net assets 100.00%		$9,869,289
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $216,441,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/15/2015	UBS AG	$9,244	£5,965	$(128)
Danish kroner	7/22/2015	HSBC Bank	$21,186	DKr139,000	401
Euros	7/10/2015	HSBC Bank	$5,472	€5,000	(103)
Euros	7/21/2015	HSBC Bank	$30,495	€27,060	319
Euros	8/5/2015	JPMorgan Chase	$38,320	€33,700	731
Euros	8/5/2015	JPMorgan Chase	$56,763	€51,000	(123)
Euros	8/6/2015	HSBC Bank	$87,385	€78,300	47
Japanese yen	7/8/2015	UBS AG	$39,874	¥4,930,000	(413)
Mexican pesos	7/15/2015	HSBC Bank	$2,612	MXN40,325	50
					$781
American Funds Insurance Series — Bond Fund — Page 108 of 161

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,715,739,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$8,000,000	$(400)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,050,000	(220)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	(4)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0545	10/16/2017	1,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.0635	12/3/2017	5,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.305	2/20/2018	200,000	(894)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2225	5/21/2018	900	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	208,000	(310)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11	5/30/2019	200,000	(184)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	80,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	185,000	370
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	502
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(6)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	244,700	404
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7645	6/22/2020	690	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	242,900	428
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	120,000	92
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	130,000	235
Receive	LCH.Clearnet	3-month USD-LIBOR	1.771	7/2/2020	4,000	—
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	40,000	546
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9695	3/18/2022	1,425	12
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0294	5/21/2022	50,000	307
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	3,600	(133)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	60,000	(1,650)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(39)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(5)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	25,000	278
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	290	2
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326	10/22/2024	800	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	3
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	2,750	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(93)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	4
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8185	1/20/2025	900	48
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9365	1/22/2025	1,500	64
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	4,800,000	322
Pay	LCH.Clearnet	3-month USD-LIBOR	2.192	3/18/2025	1,850	40
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0635	3/23/2025	3,000	100
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0475	3/23/2025	450	16
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1325	5/1/2025	5,750	163
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3175	5/8/2025	1,500	18
Pay	LCH.Clearnet	3-month USD-LIBOR	2.339	5/13/2025	375	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.351	5/15/2025	590	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.287	5/20/2025	500	7
Pay	LCH.Clearnet	3-month USD-LIBOR	2.227	5/28/2025	260	5
American Funds Insurance Series — Bond Fund — Page 109 of 161

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2125%	5/29/2025	$465	$10
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2185	6/1/2025	1,150	25
Pay	LCH.Clearnet	3-month USD-LIBOR	2.247	6/3/2025	5,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.451	6/5/2025	650	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.486	6/9/2025	2,000	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.46	6/10/2025	2,536	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.487	6/11/2025	2,500	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	130,000	(1,092)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.455	6/24/2025	235	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.428	7/2/2025	4,500	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	2,250	87
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	10,000	114
Receive	LCH.Clearnet	3-month USD-LIBOR	2.844	6/11/2035	3,250	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9535	6/30/2035	2,500	42
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	700	(15)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(16)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(23)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(59)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,230	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	11
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5755	3/5/2045	1,470	111
Receive	LCH.Clearnet	3-month USD-LIBOR	2.377	4/29/2045	2,110	(247)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6765	5/7/2045	430	24
Pay	LCH.Clearnet	3-month USD-LIBOR	2.757	5/8/2045	1,500	57
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	30,000	4,057
Pay	LCH.Clearnet	3-month USD-LIBOR	2.777	5/21/2045	850	29
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	20,500	335
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	11,400	227
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	20,000	260
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9215	6/11/2045	800	3
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	28,000	(836)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	30,000	(351)
						$2,824
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $54,450,000 over the prior one-month period.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$54,450	$47
American Funds Insurance Series — Bond Fund — Page 110 of 161

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[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $35,996,000, which represented .36% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,390,000, which represented 12.82% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,424,000, which represented .26% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $11,702,000, which represented .12% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appears below.
[13]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$7,973	$7,905.08%
Revel AC, Inc.	12/7/2011-12/13/2011	2,194	—	.00
Total private placement securities		$ 10,167	$ 7,905.08%

Key to abbreviations and symbols
Auth. = Authority
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
DKr = Danish kroner
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — Bond Fund — Page 111 of 161

Global Bond Fund
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 95.68% Euros 12.52%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€1,500	$1,804
Anheuser-Busch InBev NV 8.625% 2017	750	946
Assicurazioni Generali SPA 7.75% 2042	1,100	1,469
Assicurazioni Generali SPA 10.125% 2042	1,300	1,922
Austrian Government 4.00% 2016	550	645
Aviva PLC 6.125% 2043	3,000	3,867
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,662
Barclays Bank PLC 4.00% 2019[1]	2,450	3,155
Barclays Bank PLC 6.00% 2021	2,575	3,405
Barclays Bank PLC 6.625% 2022	1,070	1,479
BNP Paribas 2.875% 2026[2]	5,725	6,465
BPCE SA group 4.625% 2023	1,200	1,514
CaixaBank, SA 5.00% 2023	9,000	10,681
Canadian Government 3.50% 2020	2,500	3,205
Daimler AG, Series 6, 4.125% 2017	300	355
Deutsche Telekom International Finance BV 7.50% 2033	200	364
European Investment Bank 4.75% 2017	600	743
French Government O.A.T. Eurobond 1.75% 2024	7,650	9,025
German Government 0.10% 2023[3]	5,223	5,984
German Government 1.50% 2024	6,210	7,417
German Government 6.25% 2030	1,800	3,370
German Government, Series 8, 4.75% 2040	200	372
HSBC Holdings PLC 3.375% 2024	300	352
Hungarian Government 5.75% 2018	7,885	9,940
Hungarian Government 6.00% 2019	6,235	8,094
Hungarian Government 3.875% 2020	1,000	1,229
Imperial Tobacco Finance PLC 8.375% 2016	200	234
Imperial Tobacco Finance PLC 5.00% 2019	2,850	3,691
Intesa Sanpaolo SpA 6.625% 2023	3,585	4,755
Irish Government 4.50% 2020	8,215	10,836
Irish Government 5.00% 2020	2,340	3,189
Irish Government 3.90% 2023	13,150	17,511
Irish Government 3.40% 2024	6,110	7,880
Irish Government 2.40% 2030	11,800	13,667
Irish Government 2.00% 2045	700	686
Italian Government 2.15% 2021	19,660	22,557
Italian Government 4.75% 2023	2,900	3,878
Italian Government 4.50% 2024	2,500	3,289
Italian Government 3.50% 2030	8,440	10,269
Lloyds Banking Group PLC 6.50% 2020	3,890	5,185
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	6,033
Netherlands Government Eurobond 2.25% 2022	1,800	2,237
Netherlands Government Eurobond 2.00% 2024	6,275	7,669
NN Group NV, 4.625% 2044	2,335	2,688
NN Group NV, 4.50% (undated)	3,720	4,130
Novartis Finance SA, 4.25% 2016	750	869
American Funds Insurance Series — Global Bond Fund — Page 112 of 161

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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Orange SA 4.25% (undated)	€1,300	$1,506
Orange SA 5.00% (undated)	1,450	1,671
Rabobank Nederland 3.875% 2023	3,250	3,977
Slovenia (Republic of) 4.375% 2019	375	469
Slovenia (Republic of) 4.125% 2020	550	694
Slovenia (Republic of) 4.625% 2024	375	497
Spanish Government 5.85% 2022	8,660	12,134
Spanish Government 5.40% 2023	3,525	4,886
Spanish Government 2.75% 2024	7,870	9,127
Spanish Government 5.15% 2028	3,800	5,365
Spanish Government 5.15% 2044	32,500	48,477
Svenska Handelsbanken AB 2.656% 2024	2,170	2,535
		316,055
Japanese yen 4.73%
Japanese Government, Series 336, 0.10% 2016	¥695,000	5,682
Japanese Government, Series 326, 0.70% 2022	1,670,000	14,091
Japanese Government, Series 325, 0.80% 2022	1,270,000	10,795
Japanese Government, Series 323, 0.90% 2022	680,000	5,822
Japanese Government, Series 329, 0.80% 2023	540,000	4,586
Japanese Government, Series 19, 0.10% 2024[3]	2,746,740	24,128
Japanese Government, Series 18, 0.10% 2024[3]	2,684,324	22,863
Japanese Government, Series 116, 2.20% 2030	1,715,000	16,739
Japanese Government, Series 145, 1.70% 2033	1,260,000	11,383
Japanese Government, Series 21, 2.30% 2035	170,000	1,657
Japanese Government, Series 37, 1.90% 2042	113,000	1,028
Japanese Government, Series 36, 2.00% 2042	75,000	695
		119,469
British pounds 4.20%
Aviva PLC, subordinated 6.875% 2058	£470	844
AXA SA, junior subordinated 5.453% (undated)	300	482
Barclays Bank PLC 10.00% 2021	750	1,537
Electricité de France SA 6.00% 2114	400	780
France Télécom 5.375% 2050	300	553
Lloyds Banking Group PLC 7.625% 2025	655	1,300
RSA Insurance Group PLC 9.375% 2039	1,669	3,138
United Kingdom 1.00% 2017	3,160	4,994
United Kingdom 1.75% 2019	3,000	4,797
United Kingdom 3.75% 2020	2,500	4,374
United Kingdom 1.75% 2022	3,800	5,948
United Kingdom 2.25% 2023	9,945	15,997
United Kingdom 2.75% 2024	25,150	41,848
United Kingdom 2.00% 2025	4,300	6,671
United Kingdom 4.25% 2040	850	1,717
United Kingdom 3.25% 2044	6,345	11,002
		105,982
Polish zloty 4.05%
Polish Government, Series 1017, 5.25% 2017	PLN233,397	66,647
Polish Government, Series 1020, 5.25% 2020	25,500	7,619
Polish Government, Series 1021, 5.75% 2021	31,280	9,656
American Funds Insurance Series — Global Bond Fund — Page 113 of 161

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Bonds, notes & other debt instruments Polish zloty (continued)	Principal amount (000)	Value (000)
Polish Government, Series 0922, 5.75% 2022	PLN34,600	$10,762
Polish Government, Series 102, 4.00% 2023	27,140	7,653
		102,337
Mexican pesos 3.73%
United Mexican States Government, Series M10, 8.00% 2015	MXN36,000	2,341
United Mexican States Government, Series M, 6.25% 2016	65,500	4,288
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,741
United Mexican States Government, Series M, 5.00% 2017	120,000	7,783
United Mexican States Government, Series M10, 7.75% 2017	45,000	3,099
United Mexican States Government 4.00% 2019[3]	19,487,588	2,552
United Mexican States Government, Series M, 8.00% 2020	92,500	6,608
United Mexican States Government, Series M, 6.50% 2021	249,800	16,629
United Mexican States Government 2.00% 2022[3]	43,151,089	5,030
United Mexican States Government, Series M20, 10.00% 2024	177,500	14,488
United Mexican States Government 4.50% 2025[3]	115,533,560	15,962
United Mexican States Government, Series M30, 10.00% 2036	35,000	3,052
United Mexican States Government, Series M30, 8.50% 2038	57,000	4,356
United Mexican States Government 4.00% 2040[3]	19,487,589	2,532
United Mexican States Government, Series M, 7.75% 2042	23,000	1,635
		94,096
Hungarian forints 3.43%
Hungarian Government, Series 18/A, 5.50% 2018	HUF540,000	2,115
Hungarian Government, Series 19/A, 6.50% 2019	4,940,080	20,028
Hungarian Government, Series 20B, 3.50% 2020	1,749,200	6,351
Hungarian Government, Series 20A, 7.50% 2020	11,392,540	49,178
Hungarian Government, Series 22A, 7.00% 2022	943,820	4,025
Hungarian Government, Series 23A, 6.00% 2023	928,200	3,798
Hungarian Government, Series 25B, 5.50% 2025	285,000	1,140
		86,635
Indian rupees 2.50%
India (Republic of) 7.28% 2019	INR887,000	13,719
India (Republic of) 8.83% 2023	1,284,200	21,217
India (Republic of) 8.60% 2028	1,350,800	22,025
India (Republic of) 9.20% 2030	355,600	6,123
		63,084
Danish kroner 2.00%
Nordea Kredit 2.00% 2037[1]	DKr66,900	9,572
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	176,300	25,226
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	30,300	4,315
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	79,500	11,316
		50,429
Malaysian ringgits 0.94%
Malaysian Government, Series 0114, 4.181% 2024	MYR9,000	2,418
Malaysian Government, Series 0310, 4.498% 2030	77,950	21,347
		23,765
American Funds Insurance Series — Global Bond Fund — Page 114 of 161

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Bonds, notes & other debt instruments Norwegian kroner 0.74%	Principal amount (000)	Value (000)
Norwegian Government 4.25% 2017	NKr6,250	$849
Norwegian Government 3.75% 2021	123,875	17,916
		18,765
Indonesian rupiah 0.71%
Indonesia (Republic of) 7.875% 2019	IDR55,600,000	4,144
Indonesia (Republic of) 8.375% 2024	17,500,000	1,318
Indonesia (Republic of), Series 71, 9.00% 2029	26,500,000	2,102
Indonesia (Republic of) 8.375% 2034	139,001,000	10,449
		18,013
Colombian pesos 0.57%
Colombia (Republic of), Series B, 10.00% 2024	COP17,317,100	7,861
Colombia (Republic of), Series B, 6.00% 2028	19,749,500	6,486
		14,347
South African rand 0.48%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR64,250	5,168
South Africa (Republic of), Series R-214, 6.50% 2041	110,850	6,945
		12,113
Canadian dollars 0.47%
Canada Housing Trust 3.35% 2020	C$3,250	2,873
Canadian Government 1.75% 2019	5,670	4,736
Canadian Government 2.75% 2022	4,270	3,745
Rogers Communications Inc. 5.80% 2016	625	520
		11,874
Brazilian reais 0.30%
Brazil (Federal Republic of) 10.00% 2017	BRL10,000	3,057
Brazil (Federal Republic of) 6.00% 2020[3]	23,347,748	2,722
Brazil (Federal Republic of) 6.00% 2022[3]	12,571,864	1,470
Brazil (Federal Republic of) 6.00% 2024[3]	2,154,397	252
		7,501
Swedish kronor 0.26%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,521
Australian dollars 0.26%
European Investment Bank 6.125% 2017	A$1,000	816
Queensland Treasury Corp., Series 17, 6.00% 2017	500	417
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,254
		6,487
Turkish lira 0.14%
Turkey (Republic of) 9.00% 2024	TRY9,700	3,596
Israeli shekels 0.10%
Israeli Government 4.25% 2023	ILS8,400	2,558
U.S. dollars 53.55%
AbbVie Inc. 1.75% 2017	$200	201
American Funds Insurance Series — Global Bond Fund — Page 115 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 1.80% 2018	$600	$598
AbbVie Inc. 2.50% 2020	3,155	3,125
AbbVie Inc. 2.90% 2022	1,170	1,134
AbbVie Inc. 3.20% 2022	200	198
AbbVie Inc. 3.60% 2025	3,395	3,357
AbbVie Inc. 4.50% 2035	2,450	2,397
AbbVie Inc. 4.40% 2042	155	147
AbbVie Inc. 4.70% 2045	805	797
ACE INA Holdings Inc. 2.60% 2015	365	368
Actavis Funding SCS 2.35% 2018	2,250	2,263
Actavis Funding SCS 3.00% 2020	2,820	2,835
Actavis Funding SCS 3.45% 2022	850	842
Actavis Funding SCS 3.80% 2025	3,260	3,204
Actavis Funding SCS 4.55% 2035	2,570	2,444
Actavis Funding SCS 4.75% 2045	910	866
ADT Corp. 4.125% 2019	1,400	1,428
Alcatel-Lucent USA Inc. 6.75% 2020[4]	950	1,008
Alcatel-Lucent USA Inc. 8.875% 2020[4]	900	982
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	178
Alpha Natural Resources, Inc. 7.50% 2020[4]	1,225	312
Alpha Natural Resources, Inc. 7.50% 2020[4]	520	133
Altegrity, Inc. 9.50% 2019[4]	1,500	1,421
Altice Financing SA 6.625% 2023[4]	375	373
Altria Group, Inc. 2.625% 2020	1,800	1,793
Altria Group, Inc. 9.95% 2038	750	1,208
Altria Group, Inc. 4.50% 2043	2,500	2,316
Altria Group, Inc. 5.375% 2044	500	531
American Campus Communities, Inc. 3.75% 2023	1,740	1,709
American Campus Communities, Inc. 4.125% 2024	885	885
American Electric Power Co. 1.65% 2017	815	816
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,5]	800	624
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,5]	625	344
American Energy (Permian Basin) 7.125% 2020[4]	625	431
American Energy (Permian Basin) 7.375% 2021[4]	375	257
American Express Co. 1.55% 2018	1,875	1,861
American International Group, Inc. 2.30% 2019	800	799
American International Group, Inc. 3.375% 2020	1,500	1,553
American International Group, Inc. 4.50% 2044	460	438
Amgen Inc. 2.125% 2020	550	539
Amgen Inc. 2.70% 2022	235	227
Amgen Inc. 3.125% 2025	550	521
Amgen Inc. 4.40% 2045	550	510
Anheuser-Busch InBev NV 7.75% 2019	700	831
Anheuser-Busch InBev NV 5.375% 2020	250	282
ArcelorMittal 6.25% 2021	400	421
ArcelorMittal 6.125% 2025	175	175
ArcelorMittal 7.50% 2041	2,120	2,088
Argentina (Republic of) 7.00% 2015	4,200	4,188
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,211
AT&T Inc. 1.40% 2017	300	298
AT&T Inc. 2.45% 2020	1,365	1,338
AT&T Inc. 3.00% 2022	3,900	3,768
AT&T Inc. 3.40% 2025	1,425	1,356
AT&T Inc. 4.50% 2035	945	869
AT&T Inc. 4.75% 2046	895	813
American Funds Insurance Series — Global Bond Fund — Page 116 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AvalonBay Communities, Inc. 3.625% 2020	$2,900	$3,022
AXA SA 8.60% 2030	220	296
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	509	524
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	984	995
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[1,2]	835	883
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[1,2]	955	1,026
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[1,2]	534	582
Bank of America Corp. 2.60% 2019	462	467
Bank of America Corp., Series L, 2.65% 2019	463	469
Bank of America Corp. 4.00% 2024	1,190	1,211
Barclays Bank PLC 3.65% 2025	1,100	1,043
Baxalta Inc. 4.00% 2025[4]	1,580	1,573
Baxalta Inc. 5.25% 2045[4]	220	221
Bayer AG 2.375% 2019[4]	300	301
Bayer AG 3.375% 2024[4]	840	835
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	565	603
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	754
Becton, Dickinson and Co. 1.80% 2017	875	875
Becton, Dickinson and Co. 2.675% 2019	710	710
Becton, Dickinson and Co. 3.734% 2024	660	658
Becton, Dickinson and Co. 4.685% 2044	945	925
Berkshire Hathaway Energy Co. 3.50% 2025	375	374
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,028
Bermuda Government 5.603% 2020[4]	1,220	1,366
Bermuda Government 4.138% 2023[4]	300	305
Bermuda Government 4.854% 2024[4]	8,210	8,703
Bonanza Creek Energy, Inc. 6.75% 2021	225	214
Bonanza Creek Energy, Inc. 5.75% 2023	325	293
BP Capital Markets PLC 0.696% 2016[2]	2,060	2,060
BPCE SA group 5.70% 2023[4]	6,045	6,390
Brandywine Operating Partnership, LP 3.95% 2023	190	189
British American Tobacco International Finance PLC 1.85% 2018[4]	530	531
British American Tobacco International Finance PLC 9.50% 2018[4]	1,778	2,202
British American Tobacco International Finance PLC 2.75% 2020[4]	530	534
British American Tobacco International Finance PLC 3.50% 2022[4]	385	390
British American Tobacco International Finance PLC 3.95% 2025[4]	530	536
Builders Firstsource 7.625% 2021[4]	1,300	1,352
Burlington Northern Santa Fe LLC 3.40% 2024	1,050	1,043
Canadian Natural Resources Ltd. 5.70% 2017	100	108
CEMEX Finance LLC 9.375% 2022[4]	465	520
Centene Corp. 4.75% 2022	1,950	2,018
CenterPoint Energy Resources Corp. 4.50% 2021	580	623
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	444
Cenveo, Inc. 6.00% 2019[4]	230	217
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,775	2,767
CEVA Group PLC 7.00% 2021[4]	1,175	1,140
CEVA Group PLC, LOC, 6.50% 2021[1,2,5]	325	305
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,5]	467	438
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	339	317
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	58	55
CEZ, a s 4.25% 2022[4]	1,340	1,407
Chemours Co. 6.625% 2023[4]	670	651
Chemours Co. 7.00% 2025[4]	260	253
Chesapeake Energy Corp. 4.875% 2022	450	394
CIT Group Inc. 3.875% 2019	2,600	2,587
American Funds Insurance Series — Global Bond Fund — Page 117 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	$419	$418
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,500	1,562
Citigroup Inc. 1.70% 2018	1,750	1,739
Citigroup Inc. 2.50% 2018	200	203
Citigroup Inc. 2.55% 2019	3,100	3,126
Citigroup Inc. 2.40% 2020	6,105	6,044
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[1,2]	542	542
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	1,003	1,039
Cliffs Natural Resources Inc. 8.25% 2020[4]	475	451
CME Group Inc. 5.30% 2043	300	331
CMS Energy Corp. 8.75% 2019	258	318
CMS Energy Corp. 5.05% 2022	392	432
CMS Energy Corp. 3.875% 2024	100	102
CMS Energy Corp. 4.70% 2043	412	414
CMS Energy Corp. 4.875% 2044	709	734
CNA Financial Corp. 7.35% 2019	230	272
Columbia Pipeline Partners LP 2.45% 2018[4]	620	625
Columbia Pipeline Partners LP 3.30% 2020[4]	85	85
Columbia Pipeline Partners LP 4.50% 2025[4]	110	109
Columbia Pipeline Partners LP 5.80% 2045[4]	170	168
Comcast Corp. 3.375% 2025	695	686
Comcast Corp. 6.40% 2040	150	186
Comcast Corp. 4.65% 2042	2,325	2,328
Comcast Corp. 4.75% 2044	945	958
Comcast Corp. 4.60% 2045	1,300	1,287
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	1,015	1,068
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,245	1,249
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	88	94
Commonwealth Bank of Australia 0.75% 2016[1,4]	1,650	1,652
Communications Sales & Leasing, Inc. 6.00% 2023[4]	300	294
Communications Sales & Leasing, Inc. 8.25% 2023[4]	300	296
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[1,2,5]	450	442
ConAgra Foods, Inc. 1.30% 2016	600	600
ConAgra Foods, Inc. 3.20% 2023	869	812
CONSOL Energy Inc. 5.875% 2022	250	214
Consumers Energy Co. 3.375% 2023	345	351
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	24	26
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	50	55
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	84	96
ConvaTec Finance International SA 8.25% 2019[4,6]	1,300	1,282
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	4,805	4,857
Cox Communications, Inc. 2.95% 2023[4]	6,000	5,532
Credit Agricole SA 4.375% 2025[4]	1,100	1,056
Credit Suisse Group AG 1.375% 2017	1,850	1,849
Credit Suisse Group AG 2.30% 2019	1,850	1,846
Crescent Resources 10.25% 2017[4]	225	240
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,373	1,420
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,329	1,381
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	1,000	1,062
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	210
Cumulus Media Holdings Inc. 7.75% 2019	500	461
DAE Aviation Holdings, Inc. 10.00% 2023[4]	465	459
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	764
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,975
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,294
American Funds Insurance Series — Global Bond Fund — Page 118 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DaVita HealthCare Partners Inc. 5.00% 2025	$755	$729
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	641	647
DCT Industrial Trust Inc. 4.50% 2023	110	112
DDR Corp. 3.625% 2025	380	365
Denbury Resources Inc. 4.625% 2023	575	484
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	570
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,406
Developers Diversified Realty Corp. 7.50% 2017	750	822
Developers Diversified Realty Corp. 4.75% 2018	940	1,003
Devon Energy Corp. 3.25% 2022	170	168
Diamond Offshore Drilling, Inc. 4.875% 2043	550	437
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,512
Digicel Group Ltd. 6.00% 2021[4]	600	580
Digicel Group Ltd. 7.125% 2022[4]	675	636
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[1,2]	4,185	4,189
DISH DBS Corp. 5.125% 2020	3,500	3,548
DJO Finance LLC 10.75% 2020[4]	890	917
DJO Finco Inc. 8.125% 2021[4]	1,145	1,182
Dominion Gas Holdings LLC 2.50% 2019	1,740	1,759
Dominion Gas Holdings LLC 3.60% 2024	595	592
Dominion Gas Holdings LLC 4.60% 2044	1,000	941
Dynegy Finance Inc. 7.375% 2022[4]	415	437
Dynegy Finance Inc. 7.625% 2024[4]	760	809
Electricité de France SA 6.95% 2039[4]	625	811
Electricité de France SA 4.875% 2044[4]	600	626
EMD Finance LLC 2.40% 2020[4]	1,300	1,293
EMD Finance LLC 2.95% 2022[4]	350	343
EMD Finance LLC 3.25% 2025[4]	2,450	2,377
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	905
Enbridge Energy Partners, LP 9.875% 2019	750	926
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,656
Enbridge Inc. 4.00% 2023	600	585
Enbridge Inc. 4.50% 2044	250	206
Ensco PLC 5.75% 2044	495	441
Enterprise Products Operating LLC 4.85% 2044	490	461
EP Energy Corp. 6.375% 2023[4]	350	352
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[1,2,4]	1,813	1,804
ERP Operating LP 4.625% 2021	225	246
Essex Portfolio L.P. 3.50% 2025	2,115	2,049
Euramax International, Inc. 9.50% 2016	1,750	1,732
Exelon Corp. 3.95% 2025	695	699
Exelon Corp. 5.10% 2045	975	978
Express Scripts Inc. 3.125% 2016	2,600	2,643
Fannie Mae 3.50% 2025[1]	641	677
Fannie Mae 3.50% 2025[1]	424	448
Fannie Mae 4.00% 2041[1]	933	993
Fannie Mae 3.50% 2042[1]	1,127	1,164
Fannie Mae 3.50% 2042[1]	597	616
Fannie Mae 3.50% 2042[1]	386	399
Fannie Mae 3.50% 2043[1]	1,060	1,097
Fannie Mae 3.50% 2043[1]	612	633
Fannie Mae 3.50% 2045[1,7]	17,225	17,673
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	1,951
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	1,747	1,752
American Funds Insurance Series — Global Bond Fund — Page 119 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
First Data Corp. 11.75% 2021	$1,300	$1,466
First Data Corp. 12.625% 2021	1,073	1,242
First Quantum Minerals Ltd. 6.75% 2020[4]	2,606	2,534
First Quantum Minerals Ltd. 7.00% 2021[4]	2,881	2,769
FMG Resources 9.75% 2022[4]	3,900	4,036
Ford Motor Credit Co. 2.375% 2018	1,260	1,272
Ford Motor Credit Co. 2.375% 2019	4,550	4,536
Ford Motor Credit Co. 2.597% 2019	2,020	2,006
France Télécom 9.00% 2031	479	676
Freddie Mac 2.50% 2016	625	637
Freddie Mac 0.75% 2018	2,800	2,785
Freddie Mac 3.50% 2045[1,7]	11,000	11,294
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	1,535	1,548
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	106	94
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	1,840	1,830
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	25	23
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,488
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,5]	2,460	2,465
Frontier Communications Corp. 8.125% 2018	1,350	1,468
Gannett Co., Inc. 4.875% 2021[4]	195	194
General Electric Co. 2.70% 2022	80	78
Georgia Gulf Corp. 4.625% 2021	725	706
Gilead Sciences, Inc. 3.05% 2016	160	165
Gilead Sciences, Inc. 3.50% 2025	3,345	3,349
Gilead Sciences, Inc. 4.80% 2044	305	315
Gilead Sciences, Inc. 4.50% 2045	390	388
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,533
Goldman Sachs Group, Inc. 3.85% 2024	1,950	1,954
Goldman Sachs Group, Inc. 3.50% 2025	9,170	8,890
Goldman Sachs Group, Inc. 4.80% 2044	310	308
Government National Mortgage Assn. 3.00% 2027[1]	235	246
Government National Mortgage Assn. 2.50% 2028[1]	1,616	1,654
Government National Mortgage Assn. 2.50% 2028[1]	200	205
Government National Mortgage Assn. 2.50% 2028[1]	140	143
Government National Mortgage Assn. 2.50% 2028[1]	137	141
Government National Mortgage Assn. 2.50% 2028[1]	121	124
Government National Mortgage Assn. 3.50% 2045[1,7]	62,700	64,956
Government National Mortgage Assn. 4.00% 2045[1,7]	16,300	17,255
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[1,2]	1,163	1,189
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[1,2]	857	876
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,364	1,439
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	4,079	4,292
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,839	1,981
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,621
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[1,2]	298	320
Hardwoods Acquisition Inc 7.50% 2021[4]	750	728
Harris Corp. 1.999% 2018	700	698
Harris Corp. 2.70% 2020	155	153
Harris Corp. 3.832% 2025	105	102
Harris Corp. 4.854% 2035	575	551
Harris Corp. 5.054% 2045	640	610
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[1,2,5,8,9]	5	5
HBOS PLC 6.75% 2018[4]	375	417
HCA Inc. 3.75% 2019	1,275	1,288
HD Supply, Inc. 7.50% 2020	1,450	1,541
American Funds Insurance Series — Global Bond Fund — Page 120 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
HD Supply, Inc. 5.25% 2021[4]	$1,100	$1,119
HDTFS Inc. 5.875% 2020	150	153
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,9,10]	3,873	3,839
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	4,765	4,764
Holcim Ltd. 5.15% 2023[4]	1,290	1,414
Hospitality Properties Trust 6.70% 2018	680	738
HSBC Bank PLC 1.50% 2018[4]	200	199
HSBC Holdings PLC 4.00% 2022	175	183
HSBC Holdings PLC 4.25% 2024	4,000	4,042
HSBC Holdings PLC 6.10% 2042	256	311
Humana Inc. 3.85% 2024	1,000	996
Humana Inc. 4.95% 2044	1,000	981
Hungarian Government 4.125% 2018	4,782	5,007
Hungarian Government 4.00% 2019	6,600	6,830
Hungarian Government 6.25% 2020	810	911
Hungarian Government 5.375% 2023	460	501
Hungarian Government 5.375% 2024	2,000	2,172
Hungarian Government 7.625% 2041	4,864	6,470
Husky Energy Inc. 7.25% 2019	250	292
Hyundai Capital Services Inc. 2.625% 2020[4]	500	498
Icahn Enterprises Finance Corp. 3.50% 2017	1,900	1,917
iHeartCommunications, Inc. 10.625% 2023[4]	575	546
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,947
Indonesia (Republic of) 5.875% 2020[4]	525	585
Indonesia (Republic of) 3.75% 2022	4,150	4,098
Indonesia (Republic of) 4.125% 2025	1,750	1,722
Indonesia (Republic of) 4.125% 2025[4]	1,500	1,476
Intelsat Jackson Holding Co. 7.25% 2020	925	918
Intelsat Jackson Holding Co. 6.625% 2022	3,200	2,948
International Paper Co. 7.30% 2039	600	734
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,779
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,5]	1,470	1,471
inVentiv Health Inc. 9.00% 2018[4]	3,775	3,943
inVentiv Health Inc. 11.00% 2018[4]	450	437
inVentiv Health Inc. 11.00% 2018[4]	100	97
inVentiv Health Inc. 12.00% 2018[4,6]	451	447
iStar Financial Inc. 5.00% 2019	1,875	1,856
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	142	147
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	253	260
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	465	482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[1,2]	1,153	1,182
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,500	1,577
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,515	1,602
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[1,2]	2,010	2,141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[1,2]	1,995	2,118
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,485	1,586
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	554	596
Jaguar Holding Co. 9.375% 2017[4,6]	2,000	2,047
JMC Steel Group Inc. 8.25% 2018[4]	2,070	1,902
JPMorgan Chase & Co. 1.625% 2018	1,875	1,864
JPMorgan Chase & Co. 2.25% 2020	1,545	1,519
JPMorgan Chase & Co. 3.25% 2022	1,000	993
JPMorgan Chase & Co. 3.125% 2025	1,140	1,088
Kimco Realty Corp. 5.70% 2017	500	537
Kimco Realty Corp. 6.875% 2019	1,250	1,460
American Funds Insurance Series — Global Bond Fund — Page 121 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 6.00% 2017	$140	$149
Kinder Morgan Energy Partners, LP 3.50% 2021	175	173
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,110
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,492
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	2,979
Kinder Morgan Energy Partners, LP 5.50% 2044	4,609	4,306
Kinder Morgan, Inc. 4.30% 2025	3,060	2,972
Kinder Morgan, Inc. 5.55% 2045	1,850	1,710
Kindred Healthcare, Inc. 8.00% 2020[4]	275	295
Kinetic Concepts, Inc. 10.50% 2018	2,780	2,975
Kinetic Concepts, Inc. 12.50% 2019	2,305	2,495
KLX Inc. 5.875% 2022[4]	605	614
Kraft Foods Inc. 2.25% 2017	455	461
Kraft Foods Inc. 5.375% 2020	523	584
Laboratory Corporation of America Holdings 3.60% 2025	875	836
Latvia (Republic of) 2.75% 2020	900	902
Latvia (Republic of) 5.25% 2021	375	418
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[1,2]	78	84
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	815	862
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[1,2]	615	675
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,9]	1,320	1,339
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,9]	499	499
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	2,047
Lithuania (Republic of) 7.375% 2020	2,475	2,953
Lithuania (Republic of) 6.125% 2021[4]	450	520
Lithuania (Republic of) 6.625% 2022[4]	200	239
Malaysian Government 3.043% 2025[4]	3,400	3,389
Mallinckrodt PLC 4.875% 2020[4]	435	444
Marks and Spencer Group PLC 6.25% 2017[4]	950	1,044
McClatchy Co. 9.00% 2022	1,625	1,554
McKesson Corp. 3.25% 2016	180	183
McKesson Corp. 2.284% 2019	1,065	1,065
McKesson Corp. 3.796% 2024	350	354
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,508
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,102
Medtronic, Inc. 2.50% 2020[4]	1,455	1,457
Medtronic, Inc. 3.50% 2025[4]	7,260	7,245
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[1,2]	630	666
MetroPCS Wireless, Inc. 6.25% 2021	2,225	2,286
MetroPCS Wireless, Inc. 6.625% 2023	975	1,015
MidAmerican Energy Co. 4.40% 2044	240	240
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[1,2]	260	279
Morgan Stanley 2.125% 2018	775	780
Morgan Stanley 2.375% 2019	325	323
Morgan Stanley 2.80% 2020	4,175	4,185
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	778	811
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	211
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[1,2]	66	71
Morocco Government 5.50% 2042	3,100	3,162
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	700
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	150	148
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,250	2,827
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	138
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,419
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	1,405
American Funds Insurance Series — Global Bond Fund — Page 122 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$350	$366
NGPL PipeCo LLC 7.119% 2017[4]	750	773
NGPL PipeCo LLC 9.625% 2019[4]	2,100	2,137
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	299
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	180
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,425	1,445
Noble Corp PLC 5.95% 2025	100	99
Noble Corp PLC 6.95% 2045	500	461
Nortek Inc. 8.50% 2021	1,895	2,032
Novartis Capital Corp. 3.40% 2024	1,460	1,482
Numericable Group SA 4.875% 2019[4]	4,175	4,144
Oasis Petroleum Inc. 6.875% 2022	625	638
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,195	860
Oracle Corp. 3.40% 2024	615	616
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,5]	1,054	1,035
Pacific Gas and Electric Co. 3.25% 2023	580	577
Pacific Gas and Electric Co. 3.85% 2023	300	311
Pacific Gas and Electric Co. 3.75% 2042	630	552
PacifiCorp. 3.35% 2025	1,015	1,015
PDC Energy Inc. 7.75% 2022	900	945
Peabody Energy Corp. 6.00% 2018	6,640	3,220
Pernod Ricard SA 4.45% 2022[4]	1,885	1,982
Peru (Republic of) 5.625% 2050	280	314
PETCO Animal Supplies, Inc. 9.25% 2018[4]	800	838
Petrobras Global Finance Co. 6.85% 2115	2,000	1,658
Petrobras International Finance Co. 5.75% 2020	200	199
Petróleos Mexicanos 3.50% 2018	3,135	3,239
Petróleos Mexicanos 8.00% 2019	1,400	1,648
Petróleos Mexicanos 4.875% 2022	4,100	4,274
PETsMART, Inc. 7.125% 2023[4]	175	184
Pfizer Inc. 7.20% 2039	300	413
PG&E Corp. 2.40% 2019	555	556
Philip Morris International Inc. 4.25% 2044	2,225	2,103
Phillips 66 Partners LP 4.68% 2045	110	97
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,413
Ply Gem Industries, Inc. 6.50% 2022	950	924
PNC Bank 2.40% 2019	2,250	2,264
PNC Bank 2.30% 2020	865	859
PNC Financial Services Group, Inc. 3.90% 2024	910	920
PNC Funding Corp. 3.30% 2022	1,000	1,017
PRA Holdings, Inc. 9.50% 2023[4]	609	684
Progress Energy, Inc. 7.05% 2019	910	1,058
Progress Energy, Inc. 7.75% 2031	550	742
Prologis, Inc. 3.35% 2021	200	204
Prologis, Inc. 4.25% 2023	2,575	2,643
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,677
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	392
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,173
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	540
QGOG Constellation SA 6.25% 2019[4]	2,150	1,580
Quintiles Transnational Corp. 4.875% 2023[4]	240	242
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,189
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,140
Rabobank Nederland 4.625% 2023	3,420	3,530
RCI Banque 3.50% 2018[4]	1,500	1,558
American Funds Insurance Series — Global Bond Fund — Page 123 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Realogy Corp. 5.25% 2021[4]	$350	$356
Realogy Corp., LOC, 4.40% 2016[1,2,5]	10	10
Regions Financial Corp. 2.00% 2018	1,175	1,174
Reynolds American Inc. 2.30% 2018	230	232
Reynolds American Inc. 3.25% 2020	640	648
Reynolds American Inc. 4.00% 2022	905	925
Reynolds American Inc. 4.45% 2025	4,325	4,408
Reynolds American Inc. 5.70% 2035	105	109
Reynolds American Inc. 6.15% 2043	825	886
Reynolds American Inc. 5.85% 2045	645	681
Reynolds Group Inc. 5.75% 2020	3,640	3,740
Rice Energy Inc. 6.25% 2022	2,025	2,020
Rice Energy Inc. 7.25% 2023[4]	125	129
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,258
Roche Holdings, Inc. 6.00% 2019[4]	111	127
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,260
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,918
Ryerson Inc. 9.00% 2017	225	227
Ryerson Inc. 11.25% 2018	700	711
Sabine Pass Liquefaction, LLC 5.625% 2021	1,850	1,896
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	300	298
SABMiller Holdings Inc. 3.75% 2022[4]	775	801
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,252
SandRidge Energy, Inc. 8.75% 2020[4]	375	346
SandRidge Energy, Inc. 7.50% 2023	817	349
Scentre Group 3.50% 2025[4]	600	589
Seven Generations Energy Ltd. 6.75% 2023[4]	743	745
Shell International Finance BV 3.25% 2025	480	476
Shell International Finance BV 4.375% 2045	960	948
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,477
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,674
Simon Property Group, LP 10.35% 2019	575	730
Skandinaviska Enskilda 2.45% 2020[4]	1,850	1,845
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,076
Slovenia (Republic of) 4.125% 2019[4]	1,000	1,043
Slovenia (Republic of) 4.375% 2022[4]	1,500	1,631
Slovenia (Republic of) 5.50% 2022	10,840	12,062
Slovenia (Republic of) 5.50% 2022[4]	425	473
Slovenia (Republic of) 5.85% 2023	7,660	8,705
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,790
Slovenia (Republic of) 5.25% 2024	1,010	1,106
SM Energy Co. 5.625% 2025	250	248
SoftBank Corp. 4.50% 2020[4]	725	730
Sotheby’s Holdings, Inc. 5.25% 2022[4]	175	172
Sprint Nextel Corp. 7.00% 2020	850	846
Sprint Nextel Corp. 7.25% 2021	575	567
Sprint Nextel Corp. 7.875% 2023	3,825	3,739
SRA International, Inc. 11.00% 2019	700	746
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,5]	1,389	1,394
Stackpole Intl. 7.75% 2021[4]	925	916
Statoil ASA 0.564% 2018[2]	1,175	1,174
Statoil ASA 2.75% 2021	675	674
Statoil ASA 3.25% 2024	300	298
Statoil ASA 3.70% 2024	1,950	2,016
Statoil ASA 4.25% 2041	1,000	975
American Funds Insurance Series — Global Bond Fund — Page 124 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 4.125% 2019[4]	$375	$373
Teco Finance, Inc. 5.15% 2020	75	84
Teekay Corp. 8.50% 2020	1,375	1,537
Tenet Healthcare Corp., First Lien, 4.75% 2020	625	638
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,105
Tenet Healthcare Corp. 6.75% 2023[4]	340	347
Tennessee Valley Authority 5.88% 2036	500	647
Tennessee Valley Authority 5.25% 2039	1,750	2,118
Tesoro Logistics LP 5.50% 2019[4]	300	313
Thermo Fisher Scientific Inc. 2.40% 2019	390	390
Thermo Fisher Scientific Inc. 4.15% 2024	660	673
Thomson Reuters Corp. 1.65% 2017	1,005	1,005
Thomson Reuters Corp. 5.65% 2043	670	711
T-Mobile US, Inc. 6.731% 2022	1,250	1,306
Total Capital International 1.55% 2017	290	293
Total Capital International 2.875% 2022	315	315
TRAC Intermodal 11.00% 2019	575	623
TransCanada PipeLines Ltd. 7.625% 2039	250	329
Transocean Inc. 2.50% 2017	115	112
Transocean Inc. 6.875% 2021	410	372
Turkey (Republic of) 4.557% 2018[4]	775	812
Turkey (Republic of) 6.25% 2022	1,880	2,096
Turkey (Republic of) 6.75% 2040	210	242
U.S. Treasury 5.125% 2016	1,350	1,407
U.S. Treasury 0.75% 2017	3,635	3,626
U.S. Treasury 0.875% 2017	12,400	12,445
U.S. Treasury 0.625% 2018	4,350	4,308
U.S. Treasury 1.25% 2018	10,500	10,531
U.S. Treasury 1.50% 2018	41,050	41,570
U.S. Treasury 3.50% 2018	7,200	7,685
U.S. Treasury 1.00% 2019	17,750	17,487
U.S. Treasury 1.50% 2019	13,950	14,071
U.S. Treasury 1.625% 2019	42,019	42,334
U.S. Treasury 1.625% 2019[11]	38,300	38,637
U.S. Treasury 1.625% 2019	18,550	18,762
U.S. Treasury 1.625% 2019	4,400	4,435
U.S. Treasury 1.75% 2019	16,050	16,231
U.S. Treasury 1.125% 2020	30,350	29,672
U.S. Treasury 1.25% 2020	60,850	59,999
U.S. Treasury 1.25% 2020	9,450	9,304
U.S. Treasury 1.375% 2020	26,475	26,139
U.S. Treasury 2.25% 2024	2,100	2,082
U.S. Treasury 2.50% 2024	13,450	13,654
U.S. Treasury 2.00% 2025	8,775	8,506
U.S. Treasury 2.125% 2025	13,800	13,521
U.S. Treasury 2.875% 2043	6,300	5,978
U.S. Treasury 3.00% 2044	4,600	4,479
U.S. Treasury 2.50% 2045	9,750	8,544
U.S. Treasury 3.00% 2045	12,450	12,147
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	5,133	5,091
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	8,166	8,147
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	893	856
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	7,871	7,673
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	34,366	34,451
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	33,476	32,844
American Funds Insurance Series — Global Bond Fund — Page 125 of 161

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	$1,812	$1,697
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	685	598
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,271	1,089
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	10,063	10,518
United Mexican States Government Global, Series A, 3.625% 2022	1,434	1,458
United Mexican States Government Global 3.60% 2025	1,805	1,784
UnitedHealth Group Inc. 2.875% 2023	80	77
US Investigations Services, Inc. 13.00% 2020[4,6,8,9]	629	346
US Investigations Services, Inc. 14.00% 2020[4,6,8,9]	9	5
US Investigations Services, Inc. 15.00% 2021[4,6,8,9]	23	2
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[1,5,6,9]	143	143
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	7,889
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	412
Verizon Communications Inc. 5.15% 2023	7,288	7,999
Verizon Communications Inc. 4.272% 2036[4]	4,369	3,932
Verizon Communications Inc. 4.522% 2048[4]	5,184	4,585
Viacom Inc. 4.25% 2023	1,335	1,346
Viacom Inc. 4.85% 2034	250	231
Viacom Inc. 5.85% 2043	575	572
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	547
VPI Escrow Corp. 6.375% 2020[4]	1,860	1,963
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,167
VRX Escrow Corp. 6.125% 2025[4]	1,180	1,218
VWR Funding, Inc. 7.25% 2017	2,460	2,549
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	95
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	1,528	1,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	266
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	403
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[1,2]	150	159
Walter Energy, Inc. 9.50% 2019[4]	2,150	1,188
WEA Finance LLC 1.75% 2017[4]	655	657
WEA Finance LLC 2.70% 2019[4]	1,500	1,503
WEA Finance LLC 3.75% 2024[4]	535	529
WellPoint, Inc. 2.30% 2018	585	589
Wells Fargo & Co. 3.00% 2025	4,500	4,308
Western Gas Partners LP 4.00% 2022	1,500	1,506
Williams Partners LP 4.125% 2020	375	389
Williams Partners LP 5.25% 2020	225	245
Williams Partners LP 4.50% 2023	760	766
Williams Partners LP 4.30% 2024	1,380	1,358
Wind Acquisition SA 4.75% 2020[4]	2,000	1,987
Wind Acquisition SA 7.375% 2021[4]	1,475	1,495
WM. Wrigley Jr. Co 3.375% 2020[4]	505	521
Wynn Macau, Ltd. 5.25% 2021[4]	1,200	1,140
ZF Friedrichshafen AG 4.50% 2022[4]	235	232
ZF Friedrichshafen AG 4.75% 2025[4]	235	229
Zimmer Holdings, Inc. 3.15% 2022	790	778
Zimmer Holdings, Inc. 3.55% 2025	3,400	3,297
Zimmer Holdings, Inc. 4.25% 2035	575	532
Zimmer Holdings, Inc. 4.45% 2045	1,450	1,330
		1,351,866
Total bonds, notes & other debt instruments (cost: $2,503,988,000)		2,415,493
American Funds Insurance Series — Global Bond Fund — Page 126 of 161

unaudited
Convertible stocks 0.01% U.S. dollars 0.01%	Shares	Value (000)
CEVA Group PLC, Series A-1, 3.289% convertible preferred[9]	329	$329
CEVA Group PLC, Series A-2, 2.289% convertible preferred[9,10]	37	27
Total convertible stocks (cost: $386,000)		356
Common stocks 0.10% U.S. dollars 0.01%
CEVA Group PLC[4,9,12]	431	319
Atrium Corp.[4,9,12]	2	—
		319
Miscellaneous 0.09%
Other common stocks in initial period of acquisition		2,102
Total common stocks (cost: $3,100,000)		2,421
Short-term securities 7.84%	Principal amount (000)
AstraZeneca PLC 0.10% due 8/7/2015[4]	$ 18,000	17,997
Fannie Mae 0.16% due 8/17/2015	33,500	33,499
Federal Home Loan Bank 0.08%–0.15% due 7/22/2015–11/3/2015	71,200	71,196
Freddie Mac 0.21% due 1/4/2016	11,900	11,893
General Electric Co. 0.06% due 7/1/2015	7,200	7,200
Old Line Funding, LLC 0.27% due 8/13/2015[4]	15,000	14,997
Thunder Bay Funding, LLC 0.40% due 12/17/2015[4]	31,100	31,041
USAA Capital Corp. 0.10% due 7/28/2015	10,000	9,999
Total short-term securities (cost: $197,798,000)		197,822
Total investment securities 103.63% (cost: $2,705,272,000)		2,616,092
Other assets less liabilities (3.63)%		(91,613)
Net assets 100.00%		$2,524,479
American Funds Insurance Series — Global Bond Fund — Page 127 of 161

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $523,975,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	8/6/2015	UBS AG	€28,945	$33,000	$(714)
Hungarian forints	7/10/2015	HSBC Bank	HUF1,223,589	$4,413	(90)
Japanese yen	7/8/2015	Citibank	¥3,622,655	$29,273	331
Japanese yen	7/8/2015	Citibank	¥1,854,036	$14,863	287
Japanese yen	7/15/2015	Bank of New York Mellon	¥2,113,932	$17,005	271
Japanese yen	7/16/2015	HSBC Bank	¥3,779,701	$30,410	480
Japanese yen	7/23/2015	HSBC Bank	¥3,725,094	$29,925	521
Japanese yen	7/23/2015	UBS AG	¥1,420,795	$11,445	167
Japanese yen	7/24/2015	HSBC Bank	¥726,263	$5,850	86
Japanese yen	7/24/2015	HSBC Bank	¥998,560	$8,143	19
Japanese yen	8/6/2015	UBS AG	¥1,008,354	$8,168	75
Japanese yen	8/6/2015	HSBC Bank	¥895,431	$7,253	67
Polish zloty	7/16/2015	UBS AG	PLN17,293	$4,682	(84)
					$1,416
Sales:
Australian dollars	8/6/2015	Citibank	$1,121	A$1,450	$5
British pounds	7/13/2015	UBS AG	$10,382	£6,750	(223)
British pounds	7/15/2015	HSBC Bank	€9,603	£7,050	(368)
British pounds	7/15/2015	HSBC Bank	€19,448	£14,300	(780)
British pounds	7/16/2015	HSBC Bank	$5,747	£3,750	(144)
British pounds	7/21/2015	HSBC Bank	$8,900	£5,690	(39)
British pounds	8/5/2015	UBS AG	$12,184	£7,700	89
Canadian dollars	7/10/2015	UBS AG	$4,100	C$5,120	1
Colombian pesos	7/24/2015	JPMorgan Chase	$2,570	COP6,629,670	32
Euros	7/8/2015	Citibank	PLN33,602	€8,100	(96)
Euros	7/13/2015	JPMorgan Chase	HUF2,532,505	€8,100	(84)
Euros	7/29/2015	UBS AG	$11,423	€10,400	(177)
Euros	8/5/2015	JPMorgan Chase	$32,282	€29,075	(148)
Euros	8/6/2015	HSBC Bank	¥1,415,925	€10,250	142
Norwegian kroner	7/23/2015	Citibank	$8,556	NKr66,600	66
South African rand	7/22/2015	UBS AG	$4,384	ZAR53,900	(29)
Swedish kronor	7/29/2015	Citibank	$4,719	SKr38,340	91
					$(1,662)
Forward currency contracts — net					$(246)
American Funds Insurance Series — Global Bond Fund — Page 128 of 161

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,021,113,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802%	6/9/2020	$47,300	$78
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	46,900	82
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	23,000	18
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	2,850,000	103
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	25,000	(210)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5615	6/30/2025	20,000	(185)
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	10,750	176
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	2,600	52
Pay	LCH.Clearnet	3-month USD-LIBOR	2.839	6/8/2045	7,500	160
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	9,000	(269)
						$5
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $261,385,000, which represented 10.35% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,886,000, which represented .43% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Purchased on a TBA basis.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $8,955,000, which represented .35% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,365,000, which represented .33% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$3,873	$3,839.15%
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010	52	27.00
Total private placement securities		$3,925	$3,866.15%

Key to abbreviations
G.O. = General Obligation
LOC = Letter of credit
TBA = To be announced
American Funds Insurance Series — Global Bond Fund — Page 129 of 161

High-Income Bond Fund
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 90.83% Corporate bonds & notes 87.36% Health care 15.20%	Principal amount (000)	Value (000)
21st Century Oncology Holdings Inc. 11.00% 2023[1]	$2,710	$2,683
AbbVie Inc. 3.60% 2025	430	425
AbbVie Inc. 4.50% 2035	135	132
Air Medical Merger Sub Corp. 6.375% 2023[1]	1,000	945
Alere Inc. 6.375% 2023[1]	660	673
Alere Inc., Term Loan B, 4.25% 2022[2,3,4]	425	426
Centene Corp. 4.75% 2022	8,665	8,968
Concordia Healthcare Corp. 7.00% 2023[1]	2,365	2,371
ConvaTec Finance International SA 8.25% 2019[1,5]	7,225	7,126
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,116
DJO Finance LLC 10.75% 2020[1]	5,930	6,108
DJO Finco Inc. 8.125% 2021[1]	12,395	12,798
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	4,070	4,172
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,595	6,694
HCA Inc. 3.75% 2019	8,660	8,747
HCA Inc. 6.50% 2020	650	728
HCA Inc. 4.75% 2023	1,450	1,472
HCA Inc. 5.00% 2024	3,900	3,978
Hologic, Inc. 5.20% 2022[1]	1,100	1,126
Horizon Pharma Financing, Inc. 6.625% 2023[1]	420	438
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,4]	7,585	7,591
inVentiv Health Inc. 9.00% 2018[1]	7,605	7,942
inVentiv Health Inc. 11.00% 2018[1]	8,597	8,296
inVentiv Health Inc. 11.00% 2018[1]	4,495	4,360
inVentiv Health Inc. 12.00% 2018[1,5]	18,418	18,289
Jaguar Holding Co. 9.375% 2017[1,5]	935	957
Kindred Healthcare, Inc. 8.00% 2020[1]	3,700	3,968
Kindred Healthcare, Inc. 8.75% 2023[1]	1,000	1,090
Kinetic Concepts, Inc. 10.50% 2018	25,170	26,932
Kinetic Concepts, Inc. 12.50% 2019	15,330	16,595
Mallinckrodt PLC 4.875% 2020[1]	2,520	2,574
Multiplan Inc., Term Loan B, 3.75% 2021[2,3,4]	10,214	10,177
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	7,381
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	10,546	10,354
Patheon Inc. 7.50% 2022[1]	600	628
PRA Holdings, Inc. 9.50% 2023[1]	2,686	3,015
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,569
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,095	5,069
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6]	3,046	3,031
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6]	2,300	2,289
Tenet Healthcare Corp. 3.779% 2020[1,2]	710	717
Tenet Healthcare Corp., First Lien, 4.75% 2020	7,485	7,635
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,845
Tenet Healthcare Corp. 4.375% 2021	1,000	983
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,676
American Funds Insurance Series — High-Income Bond Fund — Page 130 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 6.75% 2023[1]	$5,725	$5,850
VPI Escrow Corp. 6.75% 2018[1]	13,680	14,373
VPI Escrow Corp. 6.375% 2020[1]	13,070	13,797
VPI Escrow Corp. 7.50% 2021[1]	500	542
VRX Escrow Corp. 5.375% 2020[1]	5,200	5,382
VRX Escrow Corp. 5.875% 2023[1]	2,020	2,073
VRX Escrow Corp. 6.125% 2025[1]	14,690	15,167
VWR Funding, Inc. 7.25% 2017	10,770	11,160
		306,433
Telecommunication services 13.98%
Altice Financing SA 6.625% 2023[1]	5,475	5,449
Altice Finco SA 9.875% 2020[1]	850	937
Altice Finco SA 6.50% 2022[1]	1,000	1,003
Altice Finco SA 7.625% 2025[1]	250	241
Altice Finco SA, First Lien, 7.75% 2022[1]	2,000	1,940
Altice SA 7.625% 2025[1]	800	754
CenturyLink, Inc. 6.45% 2021	700	709
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,450
Digicel Group Ltd. 8.25% 2020[1]	17,600	17,688
Digicel Group Ltd. 6.00% 2021[1]	6,425	6,211
Digicel Group Ltd. 7.125% 2022[1]	3,250	3,063
Frontier Communications Corp. 8.125% 2018	6,925	7,531
Frontier Communications Corp. 8.50% 2020	3,000	3,144
Frontier Communications Corp. 6.25% 2021	2,725	2,493
Frontier Communications Corp. 9.25% 2021	7,250	7,622
Frontier Communications Corp. 8.75% 2022	200	199
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,962
Intelsat Jackson Holding Co. 6.625% 2022	23,800	21,926
Intelsat Luxembourg Holding Co. 6.75% 2018	7,420	7,049
Level 3 Communications, Inc. 5.125% 2023[1]	12,525	12,329
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	10,839	10,940
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	4,097	4,097
MetroPCS Wireless, Inc. 6.25% 2021	15,355	15,777
MetroPCS Wireless, Inc. 6.625% 2023	9,675	10,074
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,171
Numericable Group SA 4.875% 2019[1]	24,850	24,664
Numericable Group SA 6.00% 2022[1]	4,050	4,002
SoftBank Corp. 4.50% 2020[1]	4,525	4,553
Sprint Nextel Corp. 8.375% 2017	875	949
Sprint Nextel Corp. 7.00% 2020	28,100	27,959
Sprint Nextel Corp. 7.25% 2021	5,825	5,749
Sprint Nextel Corp. 11.50% 2021	4,950	5,841
Sprint Nextel Corp. 7.875% 2023	2,050	2,004
Sprint Nextel Corp. 6.875% 2028	1,300	1,118
Telecom Italia Capital SA 6.999% 2018	480	530
T-Mobile US, Inc. 6.542% 2020	5,654	5,934
T-Mobile US, Inc. 6.731% 2022	3,900	4,075
T-Mobile US, Inc. 6.375% 2025	2,500	2,572
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,588
Wind Acquisition SA 4.75% 2020[1]	7,575	7,528
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 7.375% 2021[1]	$18,950	$19,211
Zayo Group Holdings, Inc. 6.375% 2025[1]	950	924
		281,960
Industrials 13.12%
AAF Holdings LLC 12.75% 2019[1,5]	2,477	2,456
ADT Corp. 4.125% 2019	7,725	7,879
AerCap Holdings NV 4.625% 2022	425	426
Altegrity, Inc. 9.50% 2019[1]	12,225	11,583
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	18,437
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[2,3,4]	1,353	1,364
Builders Firstsource 7.625% 2021[1]	10,900	11,336
Cenveo, Inc. 6.00% 2019[1]	655	619
CEVA Group PLC 7.00% 2021[1]	1,175	1,140
CEVA Group PLC 9.00% 2021[1]	2,275	2,204
CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	1,867	1,751
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	2,682	2,515
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	1,945	1,823
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	335	314
Constellis Holdings 9.75% 2020[1]	500	484
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	254
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	112	119
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	303	331
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	19	20
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,380
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 6.25% 2018[2,3,4]	760	762
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 6.25% 2018[2,3,4]	335	337
Esterline Technologies Corp. 7.00% 2020	4,000	4,161
Euramax International, Inc. 9.50% 2016	10,390	10,286
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	1,703	1,667
Gates Global LLC 6.00% 2022[1]	5,875	5,346
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	422	416
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)	1,300	1,423
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	7,299
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[2,3,4,6,7]	276	262
HD Supply, Inc. 7.50% 2020	1,975	2,098
HD Supply, Inc. 11.50% 2020	7,055	8,184
HD Supply, Inc. 5.25% 2021[1]	4,125	4,197
HDTFS Inc. 4.25% 2018	325	332
HDTFS Inc. 5.875% 2020	1,800	1,831
HDTFS Inc. 6.25% 2022	2,800	2,856
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[2,3,4]	7,811	7,843
KLX Inc. 5.875% 2022[1]	8,140	8,261
LMI Aerospace Inc. 7.375% 2019	3,025	3,017
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,675	11,544
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	4,546
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	4,847
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	6,400	6,392
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	5,755	5,834
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	4,250	4,192
Nortek Inc. 8.50% 2021	7,610	8,162
Ply Gem Industries, Inc. 6.50% 2022	17,175	17,025
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$4,800	$4,668
Prime Source, Term Loan B, 4.50% 2022[2,3,4]	575	574
PrimeSource Building Products Inc 9.00% 2023[1]	325	321
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,963
R.R. Donnelley & Sons Co. 7.625% 2020	825	930
R.R. Donnelley & Sons Co. 7.875% 2021	5,525	6,257
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,618
R.R. Donnelley & Sons Co. 6.50% 2023	5,525	5,725
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,345	11,481
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	450	451
TRAC Intermodal 11.00% 2019	1,500	1,626
TransDigm Inc. 6.50% 2024	800	794
TransDigm Inc. 6.50% 2025[1]	1,625	1,615
Transdigm Inc. 7.50% 2021	1,325	1,431
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	20	21
United Rentals, Inc. 7.375% 2020	1,275	1,367
United Rentals, Inc. 7.625% 2022	3,525	3,833
Univar Inc. 6.75% 2023[1]	700	709
Univar Inc., Term Loan B, 4.25% 2022[2,3,4,5]	425	425
US Investigations Services, Inc. 13.00% 2020[1,5,6,7]	4,705	2,588
US Investigations Services, Inc. 14.00% 2020[1,5,6,7]	491	270
US Investigations Services, Inc. 15.00% 2021[1,5,6,7]	1,424	128
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[3,4,5,6]	1,028	1,028
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,125	2,191
Watco Companies 6.375% 2023[1]	1,145	1,165
XPO Logistics, Inc. 7.875% 2019[1]	400	429
XPO Logistics, Inc. 6.50% 2022[1]	2,200	2,159
		264,451
Consumer discretionary 11.70%
Academy Sports 9.25% 2019[1]	2,500	2,639
Boyd Gaming Corp. 9.00% 2020	8,000	8,720
Boyd Gaming Corp. 6.875% 2023	875	901
Burger King Corp. 4.625% 2022[1]	1,500	1,481
Burger King Corp. 6.00% 2022[1]	7,775	8,008
Cable One, Inc. 5.75% 2022[1]	400	406
CBS Outdoor Americas Inc. 5.625% 2024	1,400	1,437
CEC Entertainment, Inc. 8.00% 2022	2,850	2,843
Cedar Fair, LP 5.25% 2021	974	1,006
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	16,250	16,201
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	500	456
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,875	1,962
Cumulus Media Holdings Inc. 7.75% 2019	3,380	3,114
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	1,368	1,302
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	5,500	5,509
DISH DBS Corp. 4.25% 2018	18,350	18,717
DISH DBS Corp. 7.875% 2019	700	779
DISH DBS Corp. 5.125% 2020	2,950	2,991
Family Tree Escrow LLC 5.25% 2020[1]	1,650	1,735
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,522
Fiat Chrysler Automobiles NV 4.50% 2020[1]	930	928
Fiat Chrysler Automobiles NV 5.25% 2023[1]	950	934
Gannett Co., Inc. 5.125% 2019	915	945
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,527
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 161

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Gannett Co., Inc. 6.375% 2023	$2,000	$2,090
General Motors Co. 4.00% 2025	465	459
General Motors Co. 5.00% 2035	6,515	6,417
Hilton Worldwide Finance LLC 5.625% 2021	1,025	1,070
iHeartCommunications, Inc. 14.00% 2021[5]	475	336
iHeartCommunications, Inc. 10.625% 2023[1]	8,325	7,909
International Game Technology 6.25% 2022[1]	2,000	1,920
International Game Technology 6.50% 2025[1]	3,075	2,860
Laureate Education, Inc. 10.00% 2019[1]	1,100	1,030
Limited Brands, Inc. 6.625% 2021	875	966
McClatchy Co. 9.00% 2022	3,275	3,132
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,447
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,417
Melco Crown Entertainment Ltd. 5.00% 2021[1]	450	430
MGM Resorts International 8.625% 2019	5,875	6,668
MGM Resorts International 7.75% 2022	750	829
MGM Resorts International 6.00% 2023	5,850	5,938
Michaels Stores, Inc. 5.875% 2020[1]	1,900	1,995
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	890
NCL Corp. Ltd. 5.25% 2019[1]	2,300	2,366
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	8,356
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	8,400	8,904
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	4,570	4,930
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	1,478	1,471
Netflix, Inc. 5.50% 2022[1]	900	934
PETCO Animal Supplies, Inc. 9.25% 2018[1]	6,875	7,201
PETsMART, Inc. 7.125% 2023[1]	4,825	5,066
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,546
Playa Resorts Holding BV 8.00% 2020[1]	6,375	6,630
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	884	883
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	2,354	—
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,7]	11,915	—
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,601
Six Flags Entertainment Corp. 5.25% 2021[1]	1,450	1,486
Sotheby’s Holdings, Inc. 5.25% 2022[1]	1,100	1,083
Stackpole Intl. 7.75% 2021[1]	4,420	4,376
Standard Pacific Corp. 5.875% 2024	2,250	2,329
Station Casinos LLC 7.50% 2021	325	349
TI Automotive Ltd. 8.75% 2023[1]	2,725	2,732
Time Inc. 5.75% 2022[1]	1,500	1,455
Tribune Media Co. 5.875% 2022[1]	725	732
Univision Communications Inc. 8.50% 2021[1]	2,500	2,641
Univision Communications Inc. 5.125% 2023[1]	1,400	1,365
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	439	437
Virgin Media Secured Finance PLC 5.25% 2026[1]	875	848
VTR Finance BV 6.875% 2024[1]	1,525	1,562
Warner Music Group 13.75% 2019	1,275	1,402
Warner Music Group 5.625% 2022[1]	2,350	2,362
Warner Music Group 6.75% 2022[1]	7,250	6,925
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,775	1,817
Wynn Macau, Ltd. 5.25% 2021[1]	10,100	9,595
ZF Friedrichshafen AG 4.00% 2020[1]	1,085	1,088
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
ZF Friedrichshafen AG 4.50% 2022[1]	$2,145	$2,115
ZF Friedrichshafen AG 4.75% 2025[1]	2,575	2,507
		235,960
Energy 10.83%
Alpha Natural Resources, Inc. 7.50% 2020[1]	12,350	3,149
Alpha Natural Resources, Inc. 7.50% 2020[1]	4,794	1,222
American Energy - Woodford LLC 12.00% 2020[1,5]	4,637	3,325
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	7,275	5,671
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	4,775	2,626
American Energy (Permian Basin) 7.125% 2020[1]	5,025	3,467
American Energy (Permian Basin) 7.375% 2021[1]	4,050	2,772
Antero Resources Corp. 5.375% 2021	950	926
Arch Coal, Inc. 7.00% 2019	700	105
Arch Coal, Inc. 7.25% 2021	1,000	145
Baytex Energy Corp. 5.125% 2021[1]	3,325	3,134
Baytex Energy Corp. 5.625% 2024[1]	775	723
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	5,450	5,641
Bonanza Creek Energy, Inc. 6.75% 2021	1,275	1,214
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	1,602
Chesapeake Energy Corp. 7.25% 2018	1,325	1,371
Chesapeake Energy Corp. 4.875% 2022	3,275	2,866
Columbia Pipeline Partners LP 5.80% 2045[1]	250	246
Concho Resources Inc. 5.50% 2023	550	553
CONSOL Energy Inc. 5.875% 2022	3,650	3,118
Denbury Resources Inc. 4.625% 2023	4,275	3,602
Ecopetrol SA 5.875% 2023	875	921
Energy Transfer Partners, L.P. 5.875% 2024	900	938
Ensco PLC 4.70% 2021	450	458
Ensco PLC 5.75% 2044	2,695	2,402
EP Energy Corp. 6.375% 2023[1]	2,925	2,943
Gulfport Energy Corp. 6.625% 2023[1]	275	280
Jupiter Resources Inc. 8.50% 2022[1]	4,900	4,128
Linn Energy, LLC 6.25% 2019	350	276
Linn Energy, LLC 8.625% 2020	325	268
Matador Resources Co. 6.875% 2023[1]	100	103
Murray Energy Corp. 11.25% 2021[1]	950	800
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	475	473
NGL Energy Partners LP 5.125% 2019	465	466
NGL Energy Partners LP 6.875% 2021	7,760	8,109
NGPL PipeCo LLC 7.119% 2017[1]	7,640	7,869
NGPL PipeCo LLC 9.625% 2019[1]	16,825	17,119
NGPL PipeCo LLC 7.768% 2037[1]	3,600	3,834
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,712	1,643
Noble Corp PLC 5.95% 2025	1,535	1,514
Noble Corp PLC 6.95% 2045	2,600	2,395
Noble Corp. PLC 4.625% 2021	450	447
Oasis Petroleum Inc. 6.875% 2022	3,725	3,800
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	1,611	1,112
PDC Energy Inc. 7.75% 2022	6,625	6,956
Peabody Energy Corp. 6.00% 2018	33,745	16,366
Peabody Energy Corp. 6.50% 2020	2,500	863
Peabody Energy Corp. 6.25% 2021	6,220	2,115
Petrobras Global Finance Co. 6.25% 2024	1,970	1,907
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras International Finance Co. 5.75% 2020	$590	$586
Petróleos Mexicanos 5.625% 2046[1]	6,040	5,662
QGOG Constellation SA 6.25% 2019[1]	6,105	4,487
Range Resources Corp. 4.875% 2025[1]	2,075	2,023
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	4,270
Rice Energy Inc. 6.25% 2022	11,625	11,596
Rice Energy Inc. 7.25% 2023[1]	1,500	1,545
Sabine Pass Liquefaction, LLC 5.625% 2021	5,900	6,048
Sabine Pass Liquefaction, LLC 5.75% 2024	6,550	6,558
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	6,225	6,186
Samson Investment Co. 9.75% 2020	1,300	81
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	150	60
SandRidge Energy, Inc. 8.75% 2020[1]	2,100	1,940
SandRidge Energy, Inc. 7.50% 2023	4,628	1,979
Seven Generations Energy Ltd. 6.75% 2023[1]	1,925	1,930
Shell International Finance BV 4.125% 2035	350	343
Shell International Finance BV 4.375% 2045	350	346
SM Energy Co. 5.625% 2025	2,250	2,233
Targa Resources Corp. 4.125% 2019[1]	2,200	2,189
Teekay Corp. 8.50% 2020	8,543	9,547
Tesoro Logistics LP 5.50% 2019[1]	2,375	2,476
Tesoro Logistics LP 5.875% 2020	700	723
Tesoro Logistics LP 6.25% 2022[1]	450	468
Transocean Inc. 6.875% 2021	2,455	2,225
Transocean Inc. 6.80% 2038	200	151
W&T Offshore, Inc., Term Loan, 9.00% 2020[3,4]	575	578
Whiting Petroleum Corp. 5.00% 2019	950	938
YPF Sociedad Anónima 8.50% 2025[1]	3,325	3,300
		218,451
Materials 9.30%
A. Schulman Inc. 6.875% 2023[1]	700	717
ArcelorMittal 6.125% 2018	850	907
ArcelorMittal 10.60% 2019	500	601
ArcelorMittal 5.125% 2020	250	254
ArcelorMittal 6.25% 2021	5,660	5,950
ArcelorMittal 6.125% 2025	2,175	2,174
ArcelorMittal 7.50% 2041	11,730	11,554
Celanese Corp. 4.625% 2022	1,050	1,045
CEMEX SAB de CV 6.50% 2019[1]	900	947
Chemours Co. 6.625% 2023[1]	6,795	6,600
Chemours Co. 7.00% 2025[1]	2,825	2,747
Cliffs Natural Resources Inc. 8.25% 2020[1]	2,550	2,422
First Quantum Minerals Ltd. 6.75% 2020[1]	20,043	19,492
First Quantum Minerals Ltd. 7.00% 2021[1]	22,418	21,549
First Quantum Minerals Ltd. 7.25% 2022[1]	1,925	1,843
FMG Resources 8.25% 2019[1]	250	212
FMG Resources 6.875% 2022[1]	275	194
FMG Resources 9.75% 2022[1]	25,250	26,134
Georgia Gulf Corp. 4.625% 2021	1,350	1,315
Georgia Gulf Corp. 4.875% 2023	800	775
JMC Steel Group Inc. 8.25% 2018[1]	20,600	18,926
LSB Industries, Inc. 7.75% 2019	4,275	4,553
Owens-Illinois, Inc. 5.00% 2022[1]	560	555
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 5.375% 2025[1]	$420	$412
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,080	969
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	950	954
Reynolds Group Inc. 9.875% 2019	1,437	1,512
Reynolds Group Inc. 5.75% 2020	28,140	28,914
Reynolds Group Inc. 6.875% 2021	1,450	1,519
Ryerson Inc. 9.00% 2017	6,950	7,019
Ryerson Inc. 11.25% 2018	1,300	1,319
Sealed Air Corp. 4.875% 2022[1]	720	712
Tembec Industries Inc. 9.00% 2019[1]	1,700	1,619
Trinseo SA 6.75% 2022[1]	700	716
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	381
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[2,3,4]	1,247	1,247
Walter Energy, Inc. 9.50% 2019[1]	15,950	8,812
		187,571
Information technology 6.28%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	2,200	2,266
Alcatel-Lucent USA Inc. 6.75% 2020[1]	5,880	6,240
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,940	11,938
Apple Inc. 4.375% 2045	450	444
Blue Coat Systems Inc. 8.375% 2023[1]	2,250	2,295
Blue Coat Systems Inc., Term Loan B, 4.50% 2022[2,3,4]	450	449
CommScope Inc. 5.50% 2024[1]	425	415
CommScope Inc. 6.00% 2025[1]	425	424
Equinix, Inc. 5.375% 2022	675	680
First Data Corp. 8.25% 2021[1]	1,723	1,822
First Data Corp. 11.75% 2021	18,795	21,191
First Data Corp. 12.625% 2021	5,381	6,229
First Data Corp. 8.75% 2022[1,5]	935	996
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,498
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,397
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,4]	5,405	5,418
Hughes Satellite Systems Corp. 7.625% 2021	1,275	1,408
Infor Inc. 6.50% 2022[1]	1,375	1,406
Informatica Corp. 7.125% 2023[1]	2,600	2,574
Informatica Corp., Term Loan B, 4.50% 2022[2,3,4]	675	674
Micron Technology, Inc. 5.25% 2023[1]	590	567
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,010
Plantronics, Inc. 5.50% 2023[1]	450	457
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	4,042	4,066
SRA International, Inc. 11.00% 2019	7,835	8,344
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	16,913	16,976
SS&C Technologies Holdings Inc. 5.875% 2023[1]	425	430
SS&C Technologies Holdings Inc., Term Loan B, 4.00% 2022[2,3,4]	425	425
SunGard Data Systems Inc. 7.625% 2020	3,650	3,828
TIBCO Software, Inc. 11.375% 2021[1]	800	798
		126,665
Financials 5.25%
Ally Financial Inc. 8.00% 2031	725	926
American International Group, Inc. 8.175% 2068	1,545	2,049
Bank of America Corp., Series AA, 6.10% (undated)	586	579
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	475
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 161

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brookfield Residential Properties Inc. 6.375% 2025[1]	$2,700	$2,660
CIT Group Inc. 4.25% 2017	750	763
CIT Group Inc. 3.875% 2019	13,340	13,273
Citigroup Inc, Series O, 5.875% (undated)	1,303	1,307
Citigroup Inc., Series P, 5.95% (undated)	2,263	2,187
Communications Sales & Leasing, Inc. 6.00% 2023[1]	2,950	2,893
Communications Sales & Leasing, Inc. 8.25% 2023[1]	2,275	2,244
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[2,3,4]	2,975	2,920
Crescent Resources 10.25% 2017[1]	5,445	5,799
Crown Castle International Corp. 4.875% 2022	1,425	1,443
Felcor Lodging LP 6.00% 2025[1]	300	306
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	1,425	1,411
Icahn Enterprises Finance Corp. 3.50% 2017	8,425	8,499
International Lease Finance Corp. 8.25% 2020	1,150	1,369
Iron Mountain Inc. 5.75% 2024	3,500	3,515
iStar Financial Inc. 4.00% 2017	7,500	7,397
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,597
iStar Financial Inc. 4.875% 2018	1,925	1,901
iStar Financial Inc. 5.00% 2019	10,300	10,197
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	1,325	1,403
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,425
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	300	422
MetLife Inc., junior subordinated 10.75% 2069	500	811
MetLife, Inc. 5.25% 2049	600	596
National Financial Partners Corp. 9.00% 2021[1]	425	421
Newstar Financial Inc. 7.25% 2020[1]	2,775	2,858
Ocwen Financial Corp. 7.125% 2019[1]	3,325	3,126
Outfront Media Inc. 5.625% 2024[1]	125	128
Realogy Corp. 4.50% 2019[1]	8,975	9,111
Realogy Corp. 7.625% 2020[1]	750	798
Realogy Corp. 5.25% 2021[1]	4,725	4,802
Realogy Corp., LOC, 4.40% 2016[2,3,4]	510	505
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,493
Ryman Hospitality Properties, Inc. 5.00% 2023[1]	400	394
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	775	839
		105,842
Utilities 1.15%
AES Corp. 7.375% 2021	850	937
AES Panamá, SA 6.00% 2022[1]	450	455
Calpine Corp. 6.00% 2022[1]	1,325	1,408
Calpine Corp. 5.375% 2023	295	291
Calpine Corp. 7.875% 2023[1]	218	237
Calpine Corp. 5.50% 2024	990	963
Dynegy Finance Inc. 6.75% 2019[1]	1,520	1,589
Dynegy Finance Inc. 7.375% 2022[1]	5,755	6,057
Dynegy Finance Inc. 7.625% 2024[1]	4,735	5,043
Enel Società per Azioni 8.75% 2073[1]	800	928
Exelon Corp. 5.10% 2045	225	226
Ferrellgas LP 6.75% 2023[1]	750	758
NRG Energy, Inc. 7.625% 2018	875	961
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NRG Energy, Inc. 6.25% 2022	$1,790	$1,826
TXU, Term Loan, 4.65% 2017[2,3,4,7]	2,461	1,422
		23,101
Consumer staples 0.55%
Constellation Brands, Inc. 3.875% 2019	250	254
Constellation Brands, Inc. 6.00% 2022	700	765
Energizer Holdings Inc., Term Loan B, 3.25% 2022[2,3,4]	300	301
Energizer SpinCo Inc. 5.50% 2025[1]	625	619
H.J Heinz Co. 4.875% 2025[1]	3,000	3,274
Ingles Markets, Inc. 5.75% 2023	475	485
JBS USA LLC 5.875% 2024[1]	430	434
Pilgrim’s Pride Corp. 5.75% 2025[1]	575	582
Reynolds American Inc. 4.00% 2022	60	61
Reynolds American Inc. 4.45% 2025	365	372
Reynolds American Inc. 5.70% 2035	25	26
Reynolds American Inc. 5.85% 2045	2,400	2,532
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,018
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	450	453
		11,176
Total corporate bonds & notes		1,761,610
Bonds & notes of governments & government agencies outside the U.S. 2.01%
Argentina (Republic of) 7.00% 2015	300	299
Argentina (Republic of) 7.00% 2017	4,185	4,028
Ghana (Republic of) 7.875% 2023	2,700	2,451
Greek Government 4.75% 2019	€1,500	938
Greek Government 3.00%/3.65% 2023[8]	740	367
Greek Government 3.00%/3.65% 2024[8]	740	355
Greek Government 3.00%/3.65% 2025[8]	740	349
Greek Government 3.00%/3.65% 2026[8]	740	336
Greek Government 3.00%/3.65% 2027[8]	740	332
Greek Government 3.00%/3.65% 2028[8]	740	329
Greek Government 3.00%/3.65% 2029[8]	740	327
Greek Government 3.00%/3.65% 2030[8]	740	324
Greek Government 3.00%/3.65% 2031[8]	740	322
Greek Government 3.00%/3.65% 2032[8]	740	319
Greek Government 3.00%/3.65% 2033[8]	740	314
Greek Government 3.00%/3.65% 2034[8]	740	317
Greek Government 3.00%/3.65% 2035[8]	740	313
Greek Government 3.00%/3.65% 2036[8]	740	316
Greek Government 3.00%/3.65% 2037[8]	740	317
Greek Government 3.00%/3.65% 2038[8]	740	316
Greek Government 3.00%/3.65% 2039[8]	740	314
Greek Government 3.00%/3.65% 2040[8]	740	316
Greek Government 3.00%/3.65% 2041[8]	740	316
Greek Government 3.00%/3.65% 2042[8]	740	317
Hungarian Government 6.375% 2021	$1,000	1,140
India (Republic of) 8.83% 2023	INR459,400	7,590
India (Republic of) 8.60% 2028	204,300	3,331
Indonesia (Republic of) 8.375% 2034	IDR37,600,000	2,826
Kenya (Republic of) 6.875% 2024	$2,500	2,549
Republic of Senegal 6.25% 2024	1,400	1,348
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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	$1,219
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,245
Zambia (Republic of) 8.50% 2024	$4,000	4,028
		40,508
U.S. Treasury bonds & notes 1.31% U.S. Treasury 1.31%
U.S. Treasury 1.375% 2020[9]	10,000	9,883
U.S. Treasury 3.00% 2045	16,900	16,488
Total U.S. Treasury bonds & notes		26,371
Asset-backed obligations 0.15%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.673% 2023[1,2,3,6]	1,190	1,190
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.525% 2023[1,2,3]	425	424
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[1,2,3]	925	924
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[1,2,3,6]	450	450
		2,988
Total bonds, notes & other debt instruments (cost: $1,896,543,000)		1,831,477
Convertible bonds 0.25% Energy 0.07%
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5]	3,042	1,354
Financials 0.01%
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	275	287
Miscellaneous 0.17%
Other convertible bonds in initial period of acquisition		3,376
Total convertible bonds (cost: $6,719,000)		5,017
Convertible stocks 0.74% Industrials 0.32%	Shares
CEVA Group PLC, Series A-1, 3.289% convertible preferred[6]	4,788	4,788
CEVA Group PLC, Series A-2, 2.289% convertible preferred[6,10]	2,211	1,637
		6,425
Financials 0.15%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,120
Utilities 0.13%
Exelon Corp., convertible preferred, units	57,000	2,585
Miscellaneous 0.14%
Other convertible stocks in initial period of acquisition		2,749
Total convertible stocks (cost: $15,843,000)		14,879
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 161

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Preferred securities 0.08% Financials 0.08%	Shares	Value (000)
Ally Financial Inc., Series G, 7.00%[1]	1,000	$1,015
Citigroup Inc., Series K, depositary shares	20,050	535
Total preferred securities (cost: $1,536,000)		1,550
Common stocks 1.82% Consumer discretionary 0.34%
Cooper-Standard Holdings Inc.[11]	110,446	6,789
Adelphia Recovery Trust, Series Arahova[6,11]	388,601	4
Adelphia Recovery Trust, Series ACC-1[6,11]	449,306	1
Adelphia Recovery Trust, Series ACC-6B6,11	1,000,000	—
Five Star Travel Corp.[1,6,11]	7,285	2
Revel AC, Inc.[6,10,11]	125,906	—
		6,796
Industrials 0.21%
CEVA Group PLC[1,6,11]	5,622	4,160
Quad/Graphics, Inc., Class A	525	10
Atrium Corp.[1,6,11]	361	—
		4,170
Health care 0.14%
Rotech Healthcare Inc.[6,11]	201,793	2,926
Miscellaneous 1.13%
Other common stocks in initial period of acquisition		22,868
Total common stocks (cost: $43,166,000)		36,760
Rights & warrants 0.00% Consumer discretionary 0.00%
Revel AC, Inc. (CVR)[6,10,11]	13,372,726	—
Liberman Broadcasting, Inc., warrants, expire 2022[6,10,11]	1	—
Total rights & warrants (cost: $2,420,000)		—
Short-term securities 4.90%	Principal amount (000)
Caterpillar Financial Services Corp. 0.12% due 8/27/2015	$ 32,100	32,091
Coca-Cola Co. 0.16% due 7/9/2015[1]	25,000	25,000
ExxonMobil Corp. 0.09% due 7/1/2015	14,200	14,200
Fannie Mae 0.09% due 8/10/2015	3,400	3,400
Federal Home Loan Bank 0.10% due 8/17/2015	16,100	16,100
General Electric Co. 0.06% due 7/1/2015	8,000	8,000
Total short-term securities (cost: $98,791,000)		98,791
Total investment securities 98.62% (cost: $2,065,018,000)		1,988,474
Other assets less liabilities 1.38%		27,925
Net assets 100.00%		$2,016,399
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 161

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Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $7,636,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	7/17/2015	JPMorgan Chase	$5,022	€4,450	$60
Euros	7/24/2015	JPMorgan Chase	$1,534	€1,360	17
Euros	8/6/2015	Bank of America, N.A.	$1,121	€1,000	6
					$83
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,625,000 over the prior two-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$(3)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7575	5/22/2045	750	29
Pay	LCH.Clearnet	3-month USD-LIBOR	2.883	6/22/2045	750	9
						$35
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $11,625,000 over the prior six-month period.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$14,850	$(81)
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 161

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $909,498,000, which represented 45.11% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $130,562,000, which represented 6.48% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $67,033,000, which represented 3.32% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Step bond; coupon rate will increase at a later date.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,031,000, which represented .05% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-8/22/2014	$2,214	$1,637.08%
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	2,419	—	.00
Revel AC, Inc.	2/14/2011-12/13/2011	6,279	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$ 10,912	$ 1,637.08%

Key to abbreviations and symbol
CVR = Contingent Value Rights
LOC = Letter of credit
€ = Euros
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 143 of 161

Mortgage Fund
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 95.44% Mortgage-backed obligations 68.06% Federal agency mortgage-backed obligations 65.33%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$361	$392
Fannie Mae 3.50% 2045[1,2]	33,550	34,422
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.734% 2048[1,3,4]	264	264
Freddie Mac 5.00% 2034[1]	2,838	3,165
Government National Mortgage Assn. 3.75% 2034[1]	1,518	1,609
Government National Mortgage Assn. 3.75% 2038[1]	1,073	1,137
Government National Mortgage Assn. 3.75% 2039[1]	1,122	1,190
Government National Mortgage Assn. 4.00% 2039[1]	613	631
Government National Mortgage Assn. 6.00% 2039[1]	568	652
Government National Mortgage Assn. 4.00% 2040[1]	420	432
Government National Mortgage Assn. 5.50% 2040[1]	4,478	5,070
Government National Mortgage Assn. 4.50% 2041[1]	167	176
Government National Mortgage Assn. 5.00% 2041[1]	2,380	2,602
Government National Mortgage Assn. 5.00% 2041[1]	1,485	1,577
Government National Mortgage Assn. 6.50% 2041[1]	1,613	1,775
Government National Mortgage Assn. 3.50% 2042[1]	1,025	1,039
Government National Mortgage Assn. 3.50% 2042[1]	598	603
Government National Mortgage Assn. 3.50% 2042[1]	537	557
Government National Mortgage Assn. 4.00% 2042[1]	136	140
Government National Mortgage Assn. 3.50% 2043[1]	2,804	2,929
Government National Mortgage Assn. 3.50% 2043[1]	2,784	2,890
Government National Mortgage Assn. 3.50% 2043[1]	2,236	2,319
Government National Mortgage Assn. 3.50% 2043[1]	2,159	2,256
Government National Mortgage Assn. 3.50% 2043[1]	2,033	2,110
Government National Mortgage Assn. 3.50% 2043[1]	553	558
Government National Mortgage Assn. 3.50% 2043[1]	331	344
Government National Mortgage Assn. 3.75% 2044[1]	1,440	1,525
Government National Mortgage Assn. 4.00% 2044[1]	9,671	10,241
Government National Mortgage Assn. 4.25% 2044[1]	2,346	2,543
Government National Mortgage Assn. 3.50% 2045[1,2]	73,475	75,920
Government National Mortgage Assn. 3.50% 2045[1,2]	16,210	16,793
Government National Mortgage Assn. 4.00% 2045[1,2]	34,910	36,956
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,421	1,522
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,428	5,665
		222,004
Commercial mortgage-backed securities 2.73%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,4]	895	905
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	813	850
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.896% 2040[1,4]	574	616
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	804	846
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.986% 2027[1,3,4]	1,250	1,247
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[1,3,4]	753	750
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,3]	795	795
American Funds Insurance Series — Mortgage Fund — Page 144 of 161

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	$872	$905
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	395	412
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	804	839
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,4]	955	982
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,4]	127	132
		9,279
Total mortgage-backed obligations		231,283
Asset-backed obligations 12.44%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	1,599	1,596
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,009
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	384
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.564% 2023[1,3,4]	2,000	1,997
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.673% 2023[1,3,4,5]	1,700	1,700
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.529% 2019[1,3,4]	894	878
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[1,3,4,5]	2,000	2,000
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,3]	1,363	1,361
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.525% 2023[1,3,4]	1,000	997
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[1,3,4]	2,378	2,365
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,6]	6,379	6,324
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[1,3,4]	1,690	1,688
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[1,3,4,5]	2,500	2,500
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[1,3,4]	2,000	1,996
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,3]	1,595	1,593
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	1,119	1,125
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,155	3,187
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,445	1,447
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,297
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	3,913	3,913
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	911
		42,268
U.S. Treasury bonds & notes 10.46% U.S. Treasury inflation-protected securities 8.84%
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	2,872	2,693
U.S. Treasury Inflation-Protected Security 2.00% 2016[7,8]	3,552	3,024
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	4,726	4,426
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	15,690	16,399
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	3,886	3,510
		30,052
U.S. Treasury 1.62%
U.S. Treasury 1.50% 2019[8]	3,000	3,000
U.S. Treasury 1.50% 2019[8]	1,500	1,499
U.S. Treasury 1.625% 2019[8]	1,000	1,007
		5,506
Total U.S. Treasury bonds & notes		35,558
American Funds Insurance Series — Mortgage Fund — Page 145 of 161

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 4.48%	Principal amount (000)	Value (000)
Fannie Mae 1.75% 2019	$1,750	$1,759
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	4,921
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,303
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,228
		15,211
Total bonds, notes & other debt instruments (cost: $323,377,000)		324,320
Short-term securities 53.67%
Abbott Laboratories 0.12% due 7/20/2015[3]	5,500	5,500
Apple Inc. 0.13% due 9/21/2015[3]	7,000	6,997
AstraZeneca PLC 0.10% due 8/13/2015[3]	8,000	7,998
Chevron Corp. 0.10% due 9/4/2015[3]	8,000	7,997
Coca-Cola Co. 0.22% due 11/17/2015[3]	5,200	5,194
Emerson Electric Co. 0.11% due 8/10/2015[3]	7,700	7,699
ExxonMobil Corp. 0.10% due 7/21/2015	7,500	7,499
Fannie Mae 0.11% due 10/1/2015	8,000	7,999
Federal Farm Credit Banks 0.14%–0.17% due 7/15/2015–1/8/2016	10,000	9,997
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–11/30/2015	28,800	28,798
Freddie Mac 0.08%–0.13% due 8/3/2015–9/21/2015	15,800	15,800
General Electric Co. 0.06% due 7/1/2015	7,000	7,000
John Deere Capital Corp. 0.12%–0.13% due 7/13/2015–8/11/2015[3]	8,400	8,399
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	8,000	7,984
Microsoft Corp. 0.09% due 7/22/2015[3]	1,400	1,400
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/13/2015	7,700	7,700
PepsiCo Inc. 0.08% due 7/17/2015[3]	7,000	7,000
Private Export Funding Corp. 0.22% due 8/3/2015[3]	8,500	8,499
Qualcomm Inc. 0.10%–0.11% due 8/19/2015–9/8/2015[3]	7,500	7,498
United Technologies Corp. 0.12% due 8/31/2015[3]	2,200	2,199
USAA Capital Corp. 0.10% due 7/28/2015	8,000	7,999
Victory Receivables Corp. 0.17% due 7/13/2015[3]	5,200	5,200
Total short-term securities (cost: $182,353,000)		182,356
Total investment securities 149.11% (cost: $505,730,000)		506,676
Other assets less liabilities (49.11)%		(166,869)
Net assets 100.00%		$339,807
American Funds Insurance Series — Mortgage Fund — Page 146 of 161

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $285,625,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$80,000	$(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	17,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	77,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	—[9]
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	5,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	65
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	84
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	75
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	92
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	200
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	67,500	152
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	1
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	6,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	7,500	(11)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	14,500	21
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	10,500	(51)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.525	4/27/2020	5,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	9,000	27
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8445	6/16/2020	8,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	8,000	33
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	1,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	10,900	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	232
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	2,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	4,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(111)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(123)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(178)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	2,000	179
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	3,200	321
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	2,000	248
Pay	LCH.Clearnet	3-month USD-LIBOR	2.784	5/18/2045	700	23
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	2,500	165
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	4,000	(3)
						$1,787
American Funds Insurance Series — Mortgage Fund — Page 147 of 161

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $111,695,000, which represented 32.87% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,524,000, which represented 3.69% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,886,000, which represented 1.73% of the net assets of the fund.
[9]	Amount less than one thousand.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$6,379	$6,324	1.86%

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 148 of 161

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 96.76% Mortgage-backed obligations 37.84% Federal agency mortgage-backed obligations 37.84%	Principal amount (000)	Value (000)
Fannie Mae 3.358% 2017[1]	$1,594	$1,663
Fannie Mae 6.50% 2028[1]	376	430
Fannie Mae 3.00% 2035[1]	16,321	16,604
Fannie Mae 3.00% 2035[1]	7,838	7,973
Fannie Mae 6.50% 2037[1]	122	135
Fannie Mae 7.00% 2037[1]	175	195
Fannie Mae 7.00% 2037[1]	59	65
Fannie Mae 6.00% 2038[1]	95	108
Fannie Mae 4.00% 2041[1]	2,483	2,659
Fannie Mae 4.50% 2041[1]	2,273	2,463
Fannie Mae 5.00% 2041[1]	1,434	1,616
Fannie Mae 5.00% 2041[1]	1,046	1,173
Fannie Mae 5.00% 2041[1]	748	843
Fannie Mae 5.00% 2041[1]	482	543
Fannie Mae 4.00% 2042[1]	1,748	1,871
Fannie Mae 4.00% 2042[1]	451	483
Fannie Mae 4.00% 2043[1]	3,694	3,955
Fannie Mae 4.00% 2044[1]	759	813
Fannie Mae 3.50% 2045[1,2]	64,000	65,664
Fannie Mae 4.00% 2045[1,2]	50,000	52,909
Fannie Mae, Series 2001-4, Class GA, 9.414% 2025[1,3]	3	3
Fannie Mae, Series 2001-4, Class NA, 9.789% 2025[1,3]	9	10
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	292	257
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[1]	112	131
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.734% 2048[1,3,4]	132	132
Freddie Mac 5.50% 2024[1]	1,293	1,419
Freddie Mac 6.00% 2026[1]	264	299
Freddie Mac 3.50% 2034[1]	5,537	5,768
Freddie Mac 3.00% 2035[1]	11,360	11,531
Freddie Mac 3.50% 2035[1]	16,229	16,911
Freddie Mac 3.50% 2035[1]	8,546	8,904
Freddie Mac 2.379% 2036[1,3]	559	599
Freddie Mac 5.00% 2040[1]	2,103	2,330
Freddie Mac 5.00% 2041[1]	3,456	3,884
Freddie Mac 4.00% 2043[1]	1,310	1,397
Freddie Mac 4.00% 2043[1]	693	738
Freddie Mac 4.00% 2043[1]	678	723
Freddie Mac 4.00% 2043[1]	543	580
Freddie Mac 4.00% 2044[1]	562	601
Freddie Mac, Series 1567, Class A, 0.586% 2023[1,3]	86	86
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	503	451
Government National Mortgage Assn. 3.75% 2034[1]	1,444	1,530
Government National Mortgage Assn. 5.50% 2038[1]	746	842
Government National Mortgage Assn. 5.50% 2038[1]	421	475
Government National Mortgage Assn. 5.50% 2038[1]	263	296
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 161

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2038[1]	$240	$271
Government National Mortgage Assn. 6.00% 2038[1]	557	637
Government National Mortgage Assn. 6.50% 2038[1]	898	1,027
Government National Mortgage Assn. 6.50% 2038[1]	253	289
Government National Mortgage Assn. 5.00% 2039[1]	1,635	1,812
Government National Mortgage Assn. 6.00% 2039[1]	568	653
Government National Mortgage Assn. 4.50% 2040[1]	1,096	1,197
Government National Mortgage Assn. 5.50% 2040[1]	16,445	18,616
Government National Mortgage Assn. 4.50% 2041[1]	2,910	3,150
Government National Mortgage Assn. 5.00% 2041[1]	5,349	5,847
Government National Mortgage Assn. 3.00% 2042[1]	97	98
Government National Mortgage Assn. 3.50% 2043[1]	3,538	3,677
Government National Mortgage Assn. 4.00% 2044[1]	7,689	8,143
Government National Mortgage Assn. 3.50% 2045[1,2]	294,000	303,785
Government National Mortgage Assn. 3.50% 2045[1,2]	75,000	77,698
Government National Mortgage Assn. 4.00% 2045[1,2]	459,539	486,465
Government National Mortgage Assn. 4.00% 2045[1]	11,217	11,664
Government National Mortgage Assn. 4.00% 2045[1]	3,103	3,224
Government National Mortgage Assn. 6.172% 2058[1]	42	43
Government National Mortgage Assn. 6.22% 2058[1]	230	242
Government National Mortgage Assn. 4.677% 2065[1]	2,110	2,264
Government National Mortgage Assn., Series 2003, 6.116% 2058[1]	422	444
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[1]	9,517	9,897
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[1,3]	21,289	23,135
National Credit Union Administration, Series 2010-R2, Class 1A, 0.555% 2017[1,3]	318	318
National Credit Union Administration, Series 2011-R3, Class 1A, 0.585% 2020[1,3]	763	766
National Credit Union Administration, Series 2011-R2, Class 1A, 0.585% 2020[1,3]	196	197
National Credit Union Administration, Series 2011-R1, Class 1A, 0.635% 2020[1,3]	482	484
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	18,862	19,879
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	16,047	17,189
Total mortgage-backed obligations		1,225,173
U.S. Treasury bonds & notes 32.46% U.S. Treasury 19.79%
U.S. Treasury 1.625% 2019	140,000	141,127
U.S. Treasury 1.625% 2019[5]	76,000	76,668
U.S. Treasury 3.625% 2019	56,500	61,479
U.S. Treasury 1.125% 2020	9,750	9,532
U.S. Treasury 1.375% 2020	13,200	13,032
U.S. Treasury 1.50% 2020	50,000	49,686
U.S. Treasury 2.25% 2021	103,575	105,694
U.S. Treasury 1.625% 2022	39,798	38,411
U.S. Treasury 1.75% 2022	58,000	56,860
U.S. Treasury 1.875% 2022	35,000	34,559
U.S. Treasury 2.00% 2025	8,500	8,240
U.S. Treasury 6.25% 2030	2,980	4,293
U.S. Treasury 2.875% 2043	8,225	7,805
U.S. Treasury 3.125% 2043	6,425	6,405
U.S. Treasury 3.625% 2043	15,850	17,358
U.S. Treasury 3.00% 2045	10,000	9,757
		640,906
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 161

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 12.67%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	$17,233	$16,156
U.S. Treasury Inflation-Protected Security 2.00% 2016[6]	21,314	18,142
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	4,551	4,389
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	4,434	4,248
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	3,835	3,783
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	48,822	47,593
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	87,805	86,147
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	65,379	61,227
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	7,545	6,466
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	88,606	92,608
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	77,021	69,571
		410,330
Total U.S. Treasury bonds & notes		1,051,236
Federal agency bonds & notes 26.46%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[1]	926	936
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[1]	1,263	1,280
Fannie Mae 5.00% 2017	2,655	2,841
Fannie Mae 1.75% 2019	16,000	16,079
Fannie Mae 1.50% 2020	94,500	93,468
Fannie Mae 2.625% 2024	10,955	10,912
Fannie Mae 7.125% 2030	4,000	5,884
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	346	346
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	2,350	2,396
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	2,000	2,067
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[1,3]	2,050	2,128
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1,3]	3,825	4,016
Federal Farm Credit Banks 0.235% 2017[3]	6,300	6,302
Federal Farm Credit Banks 0.241% 2017[3]	7,321	7,324
Federal Farm Credit Banks 0.60% 2017	41,774	41,697
Federal Home Loan Bank 0.375% 2015	34,750	34,759
Federal Home Loan Bank 0.375% 2016	20,750	20,758
Federal Home Loan Bank 0.625% 2016	4,575	4,579
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,382
Federal Home Loan Bank 1.75% 2018	38,000	38,646
Federal Home Loan Bank 3.375% 2023	16,715	17,735
Federal Home Loan Bank 2.875% 2024	8,500	8,600
Federal Home Loan Bank 5.50% 2036	600	773
Freddie Mac 1.75% 2015	23,425	23,488
Freddie Mac 1.00% 2017	1,225	1,231
Freddie Mac 1.00% 2017	500	502
Freddie Mac 1.25% 2019	18,730	18,467
Freddie Mac 3.75% 2019	12,750	13,838
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	1,800	1,852
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[1]	1,937	2,027
Freddie Mac, Series KGRP, Class A, multifamily 0.561% 2020[1,3]	5,385	5,412
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	1,576	1,622
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	1,011	1,049
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	3,950	3,925
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	1,428	1,480
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,735	1,734
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1]	400	418
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[1]	1,700	1,736
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 161

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.45% 2019	$17,500	$17,257
Private Export Funding Corp. 2.25% 2020	5,000	5,060
Private Export Funding Corp. 3.55% 2024	6,340	6,658
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	3	3
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	108	116
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	72	77
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	204	224
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	500	536
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,258
Tennessee Valley Authority 1.875% 2022	10,150	9,690
Tennessee Valley Authority 4.65% 2035	2,330	2,623
Tennessee Valley Authority 5.88% 2036	1,750	2,264
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,202
Tennessee Valley Authority, Series A, 4.625% 2060	250	266
TVA Southaven 3.846% 2033[1]	1,648	1,711
U.S. Department of Housing and Urban Development, Series 2015-A-1, 0.28% 2015	7,000	7,000
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,994
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,986
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,986
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,448
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,959
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,924
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	1,980
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	2,969
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,474
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,456
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,112
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,032
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,446
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030[7]	3,307	3,244
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031[7]	3,300	3,234
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032[7]	3,177	3,111
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033[7]	2,734	2,675
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034[7]	651	637
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,104
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,860
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,430
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,574
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[1]	4,267	5,511
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,467
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	594	600
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[1]	958	999
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[1]	1,066	1,124
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[1]	872	913
		856,883
Total bonds, notes & other debt instruments (cost: $3,131,257,000)		3,133,292
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 161

unaudited
Short-term securities 32.76%	Principal amount (000)	Value (000)
Apple Inc. 0.12% due 8/7/2015[4]	$15,000	$14,998
CAFCO, LLC 0.30% due 9/8/2015	50,000	49,982
Caterpillar Financial Services Corp. 0.10%–0.12% due 8/4/2015–8/20/2015	85,200	85,185
Chariot Funding, LLC 0.30% due 10/23/2015[4]	25,000	24,976
Chevron Corp. 0.08%–0.10% due 7/8/2015–9/2/2015[4]	73,900	73,884
Coca-Cola Co. 0.18%–0.23% due 9/16/2015–10/21/2015[4]	84,475	84,427
Emerson Electric Co. 0.12% due 7/17/2015–7/27/2015[4]	39,800	39,797
ExxonMobil Corp. 0.08%–0.11% due 7/21/2015–9/23/2015	47,400	47,392
Federal Farm Credit Banks 0.14%–0.19% due 7/15/2015–1/13/2016	80,000	79,973
Harvard University 0.11% due 7/14/2015	30,223	30,222
John Deere Capital Corp. 0.12%–0.13% due 7/15/2015–8/11/2015[4]	61,000	60,996
Jupiter Securitization Co., LLC 0.40%–0.42% due 12/21/2015–12/22/2015[4]	18,700	18,662
Kimberly-Clark Corp. 0.10% due 7/21/2015[4]	30,300	30,297
Microsoft Corp. 0.09% due 7/22/2015[4]	35,900	35,899
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/7/2015–7/22/2015	72,500	72,497
Paccar Financial Corp. 0.10%–0.13% due 7/22/2015–8/6/2015	45,900	45,894
Pfizer Inc 0.15%–0.16% due 7/16/2015–8/13/2015[4]	50,900	50,897
Precision Castparts Corp. 0.12% due 7/6/2015[4]	15,000	15,000
Private Export Funding Corp. 0.22% due 8/24/2015[4]	50,000	49,986
Qualcomm Inc. 0.11%–0.12% due 9/8/2015–9/15/2015[4]	70,000	69,974
Regents of the University of California 0.13%–0.15% due 8/10/2015–10/8/2015	50,000	49,986
USAA Capital Corp. 0.10% due 7/28/2015	30,000	29,997
Total short-term securities (cost: $1,060,913,000)		1,060,921
Total investment securities 129.52% (cost: $4,192,170,000)		4,194,213
Other assets less liabilities (29.52)%		(956,025)
Net assets 100.00%		$3,238,188
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 161

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $3,329,628,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$4,000,000	$(200)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8355	5/20/2017	100,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	0.965	6/11/2017	110,000	(185)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.985	6/12/2017	50,000	(103)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	336,000	(17)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	223,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.28	3/19/2018	180,000	601
Pay	LCH.Clearnet	3-month USD-LIBOR	1.167	5/12/2018	25,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.33375	6/11/2018	110,000	326
Receive	LCH.Clearnet	3-month USD-LIBOR	1.335	6/11/2018	90,000	269
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3285	6/17/2018	40,000	(106)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2525	7/2/2018	150,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	83,000	(275)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.21	3/6/2019	51,000	171
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	103,000	(625)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	100,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	889
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	351
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	671
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	599
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,087
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,040
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	694
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	248
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	52,000	(56)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	360,000	(3,845)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	80,000	(141)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	43,000	(62)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	110,000	155
Receive	LCH.Clearnet	3-month USD-LIBOR	1.497	4/29/2020	56,000	(641)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/6/2020	57,000	(224)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	42,000	(176)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.879	6/15/2020	10,000	(52)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	6/26/2020	40,000	66
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	58,000	1,329
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9345	5/6/2022	20,000	(237)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.138	6/22/2022	25,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0785	6/23/2022	45,000	(170)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(502)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	146,000	6,769
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0075	3/25/2025	75,000	(2,880)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	6/9/2025	11,600	(13)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5015	6/11/2025	7,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(3,707)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(885)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(984)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	11,000	986
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	2,000	184
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 154 of 161

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343%	3/25/2045	$5,000	$620
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3295	4/16/2045	9,000	1,142
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	24,000	(21)
						$3,718
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $569,925,000, which represented 17.60% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $50,275,000, which represented 1.55% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,901,000, which represented .40% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 155 of 161

Cash Management Fund
Investment portfolio
June 30, 2015
unaudited
Short-term securities 98.00% Federal agency discount notes 62.29%	Principal amount (000)	Value (000)
Fannie Mae 0.05%–0.13% due 7/8/2015–11/18/2015	$67,100	$67,097
Federal Farm Credit Banks 0.03%–0.08% due 7/8/2015–9/3/2015	21,800	21,800
Federal Home Loan Bank 0.04%–0.08% due 7/8/2015–9/18/2015	64,800	64,799
Freddie Mac 0.05%–0.09% due 7/10/2015–10/21/2015	53,700	53,698
Tennessee Valley Authority 0.04%–0.05% due 7/14/2015–7/21/2015	19,300	19,300
		226,694
U.S. Treasury 19.24%
U.S. Treasury Bills 0.06%–0.11% due 7/9/2015–12/24/2015	70,000	69,997
Commercial paper 16.47%
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	10,000	10,000
General Electric Co. 0.06% due 7/1/2015	8,200	8,200
KfW 0.09% due 7/24/2015[1]	10,000	10,000
Kimberly-Clark Corp. 0.11% due 7/28/2015[1]	5,740	5,739
Province of Ontario 0.10% due 7/28/2015	10,000	9,999
Québec (Province of) 0.10% due 7/20/2015[1]	9,000	8,999
Regents of the University of California 0.12% due 7/9/2015	7,000	7,000
		59,937
Total short-term securities (cost: $356,606,000)		356,628
Bonds, notes & other debt instruments 1.37% U.S. Treasury bonds & notes 1.37%
U.S. Treasury 0.068% 2016[2]	5,000	5,001
Total bonds, notes & other debt instruments (cost: $4,996,000)		5,001
Total investment securities 99.37% (cost: $361,602,000)		361,629
Other assets less liabilities 0.63%		2,286
Net assets 100.00%		$363,915
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,738,000, which represented 6.80% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 156 of 161

Managed Risk Growth Fund
Investment portfolio
June 30, 2015
unaudited
Growth funds 94.14%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,613,368	$109,354
Total growth funds (cost: $124,507,000)		109,354
Short-term securities 5.65%
Government Cash Management Fund	6,559,825	6,560
Total short-term securities (cost: $6,560,000)		6,560
Total investment securities 99.79% (cost: $131,067,000)		115,914
Other assets less liabilities 0.21%		241
Net assets 100.00%		$116,155
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $15,673,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	58	September 2015	$6,014	$56
Russell 2000 Mini Index Contracts	ICE Exchange	9	September 2015	1,132	7
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	2
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	206	3
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—*
Euro Stoxx 50 Index Contracts	Eurex Exchange	5	September 2015	192	—*
Nikkei 225 Index Contracts	OSE Exchange	1	September 2015	166	1
Euro Currency Contracts	CME Exchange	1	September 2015	141	2
Japanese Yen Currency Contracts	CME Exchange	1	September 2015	101	(2)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	95	(1)
					$68
*	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Growth Fund — Page 157 of 161

Managed Risk International Fund
Investment portfolio
June 30, 2015
unaudited
Growth funds 92.63%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	3,354,904	$67,903
Total growth funds (cost: $71,395,000)		67,903
Short-term securities 6.89%
Government Cash Management Fund	5,055,090	5,055
Total short-term securities (cost: $5,055,000)		5,055
Total investment securities 99.52% (cost: $76,450,000)		72,958
Other assets less liabilities 0.48%		350
Net assets 100.00%		$73,308
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,956,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Euro Currency Contracts	CME Exchange	17	September 2015	$2,389	$18
Euro Stoxx 50 Index Contracts	Eurex Exchange	59	September 2015	2,272	12
Mini MSCI Emerging Market Index Contracts	ICE Exchange	39	September 2015	1,861	(10)
Japanese Yen Currency Contracts	CME Exchange	7	September 2015	708	(8)
Nikkei 225 Index Contracts	OSE Exchange	4	September 2015	659	(2)
FTSE 100 Index Contracts	LIFFE Exchange	6	September 2015	624	12
British Pound Currency Contracts	CME Exchange	6	September 2015	577	(12)
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
S&P 500 E-mini Index Contracts	CME Exchange	1	September 2015	104	1
					$12
American Funds Insurance Series — Managed Risk International Fund — Page 158 of 161

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
June 30, 2015
unaudited
Growth-and-income funds 93.36%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,765,290	$115,789
Total growth-and-income funds (cost: $125,578,000)		115,789
Short-term securities 5.87%
Government Cash Management Fund	7,277,004	7,277
Total short-term securities (cost: $7,277,000)		7,277
Total investment securities 99.23% (cost: $132,855,000)		123,066
Other assets less liabilities 0.77%		953
Net assets 100.00%		$124,019
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $13,908,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	226	September 2015	$23,464	$249
FTSE 100 Index Contracts	LIFFE Exchange	5	September 2015	518	8
Euro Stoxx 50 Index Contracts	Eurex Exchange	13	September 2015	500	2
British Pound Currency Contracts	CME Exchange	5	September 2015	487	(5)
Euro Currency Contracts	CME Exchange	3	September 2015	421	3
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
Mini MSCI Emerging Market Index Contracts	ICE Exchange	3	September 2015	144	—*
					$258
*	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 159 of 161

Managed Risk Growth-Income Fund
Investment portfolio
June 30, 2015
unaudited
Growth-and-income funds 93.30%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,079,661	$96,933
Total growth-and-income funds (cost: $107,144,000)		96,933
Short-term securities 6.41%
Government Cash Management Fund	6,660,101	6,660
Total short-term securities (cost: $6,660,000)		6,660
Total investment securities 99.71% (cost: $113,804,000)		103,593
Other assets less liabilities 0.29%		298
Net assets 100.00%		$103,891
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $11,086,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	77	September 2015	$8,020	$110
Russell 2000 Mini Index Contracts	ICE Exchange	5	September 2015	634	9
Euro Stoxx 50 Index Contracts	Eurex Exchange	8	September 2015	317	11
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	3
Euro Currency Contracts	CME Exchange	2	September 2015	279	1
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	209	5
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—*
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	97	—*
					$139
*	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 160 of 161

Managed Risk Asset Allocation Fund
Investment portfolio
June 30, 2015
unaudited
Asset allocation funds 94.07%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	104,845,476	$2,181,835
Total asset allocation funds (cost: $2,293,936,000)		2,181,835
Short-term securities 6.00%
Government Cash Management Fund	139,066,395	139,066
Total short-term securities (cost: $139,066,000)		139,066
Total investment securities 100.07% (cost: $2,433,002,000)		2,320,901
Other assets less liabilities (0.07)%		(1,566)
Net assets 100.00%		$2,319,335
Futures contracts

The fund did not hold any futures contracts as of June 30, 2015. The average month-end notional amount of open futures contracts while held was $102,289,000 over the prior 12-month period.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0815O-S49230	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 161 of 161

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2015